UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05511

Variable Insurance Products Fund II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Extended Market Index Portfolio VIP Extended Market Index Portfolio Initial Class

This annual shareholder report contains information about VIP Extended Market Index Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 13	0.13%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, financials gained roughly 26% and contributed most to the fund's performance for the fiscal year. Industrials, which gained approximately 14%, also helped, benefiting from the capital goods industry (+17%), as did information technology, which advanced 14%. The consumer discretionary sector rose 8%, while utilities gained 25% and health care advanced 4%. Other contributors included the real estate (+7%), consumer staples (+9%), communication services (+7%), energy (+5%) and materials (+2%) sectors.
•Turning to individual stocks, the biggest contributor was Super Micro Computer (+151%), from the technology hardware & equipment group. Carvana, within the consumer discretionary distribution & retail category, gained 284% and boosted the fund. Robinhood Markets (+192%), from the financial services industry, lifted the fund. Texas Pacific Land (+115%), from the energy sector, lifted the fund. Lastly, in capital goods, Emcor gained 111% and also helped.
•In contrast, the biggest detractor was Rivian Automotive (-43%), from the automobiles & components group. Five Below (-51%), from the consumer discretionary distribution & retail group, hurt the fund. Cleveland-Cliffs (-54%), from the materials sector, detracted. Flagstar Financial, within the banks category, returned -69% and detracted. Lastly, UiPath (-49%), a stock in the software & services group, also hurt the fund's performance
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 17, 2018 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Initial Class	12.31%	8.80%	8.30%
Fidelity U.S. Extended Investable Market Index℠	12.31%	8.96%	8.50%
S&P 500® Index	25.02%	14.53%	14.17%
A   From April 17, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$285,231,260
Number of Holdings	2,055
Total Advisory Fee	$246,777
Portfolio Turnover	12%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.3
Financials	17.8
Consumer Discretionary	12.2
Information Technology	11.6
Health Care	11.3
Real Estate	6.3
Materials	4.8
Energy	4.6
Consumer Staples	3.7
Communication Services	3.2
Utilities	2.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.4
United Kingdom - 0.4
Puerto Rico - 0.3
Bermuda - 0.3
Sweden - 0.1
Thailand - 0.1
Switzerland - 0.1
Argentina - 0.1
Belgium - 0.1
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
Eqt Corp	0.5
Robinhood Markets Inc Class A	0.5
Carvana Co Class A	0.5
Smurfit WestRock PLC	0.4
EMCOR Group Inc	0.4
Texas Pacific Land Corp	0.4
Expand Energy Corp	0.4
Live Nation Entertainment Inc	0.4
Natera Inc	0.4
Lennox International Inc	0.4
4.3
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

Effective June 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914372.100    3072-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Disciplined Small Cap Portfolio VIP Disciplined Small Cap Portfolio Initial Class

This annual shareholder report contains information about VIP Disciplined Small Cap Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 41	0.38%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Index for the fiscal year, especially within financials. Stock picking in information technology, primarily within the technology hardware & equipment industry, and communication services also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Lumen Technologies (+148%). The second-largest relative contributor was an overweight in Carvana (+289%). The company was among our biggest holdings this period, though we decreased our investment in Carvana by period end. Another notable relative contributor was our stake in Super Micro Computer (+45%). The company was the fund's biggest holding this period, but the stock was not held at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in utilities. An underweight in financials, primarily within the banks industry, also hampered the fund's result. Also modestly hurting our result was security selection in energy.
•The biggest individual relative detractor was our stake in Green Plains (-63%). This period we decreased our stake in Green Plains. A second notable relative detractor was an overweight in ODP (-60%). This period we decreased our stake. An underweight in Rocket Lab USA (+361%) also hurt.
•Notable changes in positioning include lower allocations to the energy and consumer discretionary sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	16.87%	10.56%	8.62%
Russell 2000® Index	11.54%	7.40%	7.82%
Russell 3000® Index	23.81%	13.86%	12.55%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$472,475,702
Number of Holdings	633
Total Advisory Fee	$1,330,379
Portfolio Turnover	85%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	18.4
Industrials	16.9
Health Care	15.7
Information Technology	15.3
Consumer Discretionary	10.2
Energy	5.1
Materials	4.9
Real Estate	4.3
Consumer Staples	3.3
Communication Services	3.1
Utilities	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.2
Thailand - 0.6
Puerto Rico - 0.3
Canada - 0.3
Ireland - 0.2
Monaco - 0.2
Norway - 0.1
Bermuda - 0.1
Switzerland - 0.0

TOP HOLDINGS (% of Fund's net assets)
Sprouts Farmers Market Inc	0.9
Carpenter Technology Corp	0.9
Q2 Holdings Inc	0.9
Abercrombie & Fitch Co Class A	0.8
Primo Brands Corp Class A	0.8
Tenable Holdings Inc	0.8
SkyWest Inc	0.7
Payoneer Global Inc	0.7
EnerSys	0.6
Fabrinet	0.6
7.7
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.

The fund's pricing & bookkeeping fees were changed to a fixed rate effective April 1, 2024. Effective June 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914299.100    1529-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Contrafund℠ Portfolio VIP Contrafund℠ Portfolio Service Class 2

This annual shareholder report contains information about VIP Contrafund℠ Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 94	0.81%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, led by information technology, where our picks in semiconductors & semiconductor equipment helped most. Picks and an overweight in communication services, primarily within the media & entertainment industry, also boosted the fund's relative performance. Also helping our relative result was security selection in industrials, primarily within the capital goods industry.
•The top individual relative contributor was an overweight in Nvidia (+171%), the biggest holding at period end. A second notable relative contributor was an overweight in Meta Platforms (+66%). The company was the largest holding this period. An overweight in Netflix (+83%) also helped. The stock was one of the fund's biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Also hurting our result was stock picking in energy and financials. Lastly, the fund's position in cash hurt.
•The biggest individual relative detractor was an underweight in Tesla (+63%). This period we increased our investment in Tesla. A second notable relative detractor was an overweight in Regeneron Pharmaceuticals (-19%). An overweight in UnitedHealth Group (-2%) also hurt. This period we decreased our position in UnitedHealth Group, which was one of our biggest holdings this period.
•Notable changes in positioning include higher allocations to the industrials and communication services sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	33.45%	16.74%	13.33%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$25,313,301,654
Number of Holdings	404
Total Advisory Fee	$131,069,389
Portfolio Turnover	36%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.6
Communication Services	18.6
Financials	15.5
Health Care	11.1
Consumer Discretionary	11.0
Industrials	10.1
Consumer Staples	2.1
Energy	1.5
Materials	0.9
Utilities	0.8
Real Estate	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Preferred Stocks - 1.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.9
Canada - 1.5
Taiwan - 0.9
Netherlands - 0.6
China - 0.4
United Kingdom - 0.3
Israel - 0.2
Korea (South) - 0.2
Brazil - 0.2
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	9.0
Meta Platforms Inc Class A	8.6
Alphabet Inc Class C	5.8
Microsoft Corp	5.8
Amazon.com Inc	5.4
Berkshire Hathaway Inc Class B	4.3
Apple Inc	3.7
Eli Lilly & Co	2.7
Netflix Inc	2.1
Costco Wholesale Corp	1.3
48.7
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914168.100    365-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Emerging Markets Portfolio VIP Emerging Markets Portfolio Investor Class

This annual shareholder report contains information about VIP Emerging Markets Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 101	0.96%
What affected the Fund's performance this period?

•International stocks gained in 2024, as resilient global economic growth, slowing inflation and global monetary easing provided support for stocks, despite geopolitical risk. However, stocks also faced challenges, including a steep sell-off after the U.S. presidential election in November due to the potential for new tariffs and a strengthening U.S. dollar.
•Against this backdrop, emerging-markets stock picks in Asia and Europe contributed to the fund's performance versus the MSCI Emerging Markets Net MA (29-Jun-2018) Linked Index for the year.
•By sector, security selection was the primary contributor, led by communication services, where our investment choices among media & entertainment firms helped most. Security selection in materials and health care also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Tencent Holdings (+44%). The company was the fund's biggest holding at period end. Outsized exposure to Meituan (+87%) helped as well. The stock was among our largest positions in 2024. An overweight in China Life Insurance (+55%) further contributed. The company was one of our more sizable holdings this period.
•In contrast, from a regional standpoint, a non-benchmark allocation to developed markets detracted from the fund's relative return. Within the benchmark, picks in South Africa and Mexico notably detracted.
•By sector, the biggest detractors from performance versus the benchmark were security selection and an underweight in information technology. Picks in consumer staples and an overweight in materials also hurt.
•The biggest individual relative detractor was an overweight in Samsung Electronics (-40%), one of our largest holdings. Outsized exposure Wal Mart de Mexico (-35%) also hurt. This period we increased our investment in the stock, making it one of the fund's largest holdings.
•Meaningful changes in positioning include increased exposure to Mexico and a lower allocation to Brazil. By sector, noteworthy shifts include decreased exposure to materials and a higher allocation to consumer staples.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	9.90%	4.26%	5.96%
MSCI Emerging Markets Index	7.50%	1.71%	3.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$1,093,134,890
Number of Holdings	57
Total Advisory Fee	$9,193,754
Portfolio Turnover	59%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	23.7
Information Technology	18.5
Consumer Discretionary	13.5
Communication Services	11.6
Industrials	9.8
Consumer Staples	7.1
Materials	6.5
Health Care	4.7
Energy	3.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 32.7
Taiwan - 13.7
India - 10.1
Korea (South) - 9.8
Mexico - 5.7
Brazil - 5.4
South Africa - 4.6
Greece - 3.1
Hungary - 2.8
Others - 12.1

TOP HOLDINGS (% of Fund's net assets)
Tencent Holdings Ltd	9.3
Taiwan Semiconductor Manufacturing Co Ltd	8.6
Samsung Electronics Co Ltd	5.2
Wal-Mart de Mexico SAB de CV Series V	3.5
Tata Consultancy Services Ltd	3.2
Haier Smart Home Co Ltd A Shares (China)	3.1
Meituan B Shares	3.1
China Life Insurance Co Ltd H Shares	2.6
Credicorp Ltd	2.5
Powszechna Kasa Oszczednosci Bank Polski SA	2.5
43.6
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914329.100    2024-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP International Capital Appreciation Portfolio VIP International Capital Appreciation Portfolio Service Class

This annual shareholder report contains information about VIP International Capital Appreciation Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 95	0.91%
What affected the Fund's performance this period?

•International stocks gained in 2024, as resilient global economic growth, slowing inflation and global monetary easing provided support for stocks, despite geopolitical risk. However, foreign stocks also faced challenges, including a steep sell-off after the U.S. presidential election in November due to the potential for new tariffs and a strengthening U.S. dollar.
•Against this backdrop, a non-benchmark allocation to the United States, along with picks in Taiwan and Europe ex U.K., primarily in Germany, contributed to the fund's performance versus the MSCI All Country World ex USA Net MA (1-Nov-2001) Linked Index for the year.
•By sector, an overweight in information technology, especially in the semiconductors & semiconductor equipment industry, helped most. Stock picks in materials also boosted relative performance.
•The top individual relative contributor was our non-benchmark stake in Nvidia (+164%). The stock was not held at period end. An out-of-index position in Broadcom gained approximately 64% and helped as well. This was an investment we established in 2024. An overweight in Taiwan Semiconductor Manufacturing (+72%) further bolstered performance and was the fund's largest holding.
•In contrast, from a regional standpoint, picks and an underweight in Japan and stock selection in Canada detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection among health care firms. Stock picks in consumer staples also hampered the fund's result.
•The biggest individual relative detractor was our stake in OBIC (-28%). The stock was not held at period end. An underweight in Shopify (+36%) also hurt. Outsized exposure to Dassault Systèmes (-25%) also weighed on performance. The stock was not held at period end.
•Notable changes in positioning include increased exposure to China and Germany. By sector, meaningful shifts include increased exposure to communication services and a lower allocation to consumer staples.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	8.04%	6.76%	8.17%
MSCI ACWI (All Country World Index) ex USA Index	5.72%	4.27%	4.98%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$696,025,885
Number of Holdings	63
Total Advisory Fee	$5,236,062
Portfolio Turnover	74%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	29.4
Financials	24.8
Information Technology	16.1
Consumer Discretionary	13.1
Materials	7.2
Health Care	4.7
Communication Services	4.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 21.1
United Kingdom - 10.3
France - 9.6
Japan - 8.5
India - 7.7
China - 7.1
Germany - 5.8
Netherlands - 5.4
Canada - 4.7
Others - 19.8

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	4.6
Tencent Holdings Ltd	2.7
SAP SE	2.6
ASML Holding NV	2.5
Novo Nordisk A/S Series B	2.4
LVMH Moet Hennessy Louis Vuitton SE	2.4
Schneider Electric SE	2.1
Hitachi Ltd	1.9
Hermes International SCA	1.8
Recruit Holdings Co Ltd	1.8
24.8
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914265.100    1391-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Disciplined Small Cap Portfolio VIP Disciplined Small Cap Portfolio Service Class 2

This annual shareholder report contains information about VIP Disciplined Small Cap Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 68	0.63%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Index for the fiscal year, especially within financials. Stock picking in information technology, primarily within the technology hardware & equipment industry, and communication services also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Lumen Technologies (+148%). The second-largest relative contributor was an overweight in Carvana (+289%). The company was among our biggest holdings this period, though we decreased our investment in Carvana by period end. Another notable relative contributor was our stake in Super Micro Computer (+45%). The company was the fund's biggest holding this period, but the stock was not held at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in utilities. An underweight in financials, primarily within the banks industry, also hampered the fund's result. Also modestly hurting our result was security selection in energy.
•The biggest individual relative detractor was our stake in Green Plains (-63%). This period we decreased our stake in Green Plains. A second notable relative detractor was an overweight in ODP (-60%). This period we decreased our stake. An underweight in Rocket Lab USA (+361%) also hurt.
•Notable changes in positioning include lower allocations to the energy and consumer discretionary sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	16.57%	10.28%	8.35%
Russell 2000® Index	11.54%	7.40%	7.82%
Russell 3000® Index	23.81%	13.86%	12.55%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$472,475,702
Number of Holdings	633
Total Advisory Fee	$1,330,379
Portfolio Turnover	85%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	18.4
Industrials	16.9
Health Care	15.7
Information Technology	15.3
Consumer Discretionary	10.2
Energy	5.1
Materials	4.9
Real Estate	4.3
Consumer Staples	3.3
Communication Services	3.1
Utilities	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.2
Thailand - 0.6
Puerto Rico - 0.3
Canada - 0.3
Ireland - 0.2
Monaco - 0.2
Norway - 0.1
Bermuda - 0.1
Switzerland - 0.0

TOP HOLDINGS (% of Fund's net assets)
Sprouts Farmers Market Inc	0.9
Carpenter Technology Corp	0.9
Q2 Holdings Inc	0.9
Abercrombie & Fitch Co Class A	0.8
Primo Brands Corp Class A	0.8
Tenable Holdings Inc	0.8
SkyWest Inc	0.7
Payoneer Global Inc	0.7
EnerSys	0.6
Fabrinet	0.6
7.7
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.

The fund's pricing & bookkeeping fees were changed to a fixed rate effective April 1, 2024. Effective June 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914301.100    1531-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Emerging Markets Portfolio VIP Emerging Markets Portfolio Initial Class

This annual shareholder report contains information about VIP Emerging Markets Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 92	0.88%
What affected the Fund's performance this period?

•International stocks gained in 2024, as resilient global economic growth, slowing inflation and global monetary easing provided support for stocks, despite geopolitical risk. However, stocks also faced challenges, including a steep sell-off after the U.S. presidential election in November due to the potential for new tariffs and a strengthening U.S. dollar.
•Against this backdrop, emerging-markets stock picks in Asia and Europe contributed to the fund's performance versus the MSCI Emerging Markets Net MA (29-Jun-2018) Linked Index for the year.
•By sector, security selection was the primary contributor, led by communication services, where our investment choices among media & entertainment firms helped most. Security selection in materials and health care also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Tencent Holdings (+44%). The company was the fund's biggest holding at period end. Outsized exposure to Meituan (+87%) helped as well. The stock was among our largest positions in 2024. An overweight in China Life Insurance (+55%) further contributed. The company was one of our more sizable holdings this period.
•In contrast, from a regional standpoint, a non-benchmark allocation to developed markets detracted from the fund's relative return. Within the benchmark, picks in South Africa and Mexico notably detracted.
•By sector, the biggest detractors from performance versus the benchmark were security selection and an underweight in information technology. Picks in consumer staples and an overweight in materials also hurt.
•The biggest individual relative detractor was an overweight in Samsung Electronics (-40%), one of our largest holdings. Outsized exposure Wal Mart de Mexico (-35%) also hurt. This period we increased our investment in the stock, making it one of the fund's largest holdings.
•Meaningful changes in positioning include increased exposure to Mexico and a lower allocation to Brazil. By sector, noteworthy shifts include decreased exposure to materials and a higher allocation to consumer staples.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	10.04%	4.35%	6.05%
MSCI Emerging Markets Index	7.50%	1.71%	3.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$1,093,134,890
Number of Holdings	57
Total Advisory Fee	$9,193,754
Portfolio Turnover	59%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	23.7
Information Technology	18.5
Consumer Discretionary	13.5
Communication Services	11.6
Industrials	9.8
Consumer Staples	7.1
Materials	6.5
Health Care	4.7
Energy	3.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 32.7
Taiwan - 13.7
India - 10.1
Korea (South) - 9.8
Mexico - 5.7
Brazil - 5.4
South Africa - 4.6
Greece - 3.1
Hungary - 2.8
Others - 12.1

TOP HOLDINGS (% of Fund's net assets)
Tencent Holdings Ltd	9.3
Taiwan Semiconductor Manufacturing Co Ltd	8.6
Samsung Electronics Co Ltd	5.2
Wal-Mart de Mexico SAB de CV Series V	3.5
Tata Consultancy Services Ltd	3.2
Haier Smart Home Co Ltd A Shares (China)	3.1
Meituan B Shares	3.1
China Life Insurance Co Ltd H Shares	2.6
Credicorp Ltd	2.5
Powszechna Kasa Oszczednosci Bank Polski SA	2.5
43.6
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914326.100    2021-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Index 500 Portfolio VIP Index 500 Portfolio Initial Class

This annual shareholder report contains information about VIP Index 500 Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 11	0.09%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, information technology gained roughly 37% and contributed most to the fund's performance for the fiscal year. Financials, which gained about 31%, also helped, as did communication services, which advanced 40%, lifted by the media & entertainment industry (+41%). The consumer discretionary sector rose 30%, while industrials gained about 18% and consumer staples advanced 15%. Other contributors included the utilities (+23%), health care (+3%), energy (+6%), real estate (+5%) and materials (0%) sectors.
•Turning to individual stocks, the top contributor was Nvidia (+171%), from the semiconductors & semiconductor equipment industry. Within the same group, Broadcom (+111%) boosted the fund. Apple, within the technology hardware & equipment industry, gained roughly 31% and lifted the fund. Another notable contributor was Amazon.com (+44%), a stock in the consumer discretionary distribution & retail group. Lastly, in media & entertainment, Alphabet gained 36% and also contributed.
•Conversely, the biggest detractor was Intel (-60%), from the semiconductors & semiconductor equipment industry. Within the same category, Advanced Micro Devices (-18%) hurt the fund. Adobe (-25%), from the software & services group, hurt. Boeing, within the capital goods group, returned approximately -32% and hindered the fund. Lastly, in health care equipment & services, CVS Health (-41%) also hurt the fund's performance.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	24.90%	14.40%	12.99%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$16,685,418,750
Number of Holdings	507
Total Advisory Fee	$6,932,411
Portfolio Turnover	3%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	32.4
Financials	13.6
Consumer Discretionary	11.2
Health Care	10.1
Communication Services	9.3
Industrials	8.1
Consumer Staples	5.5
Energy	3.2
Utilities	2.3
Real Estate	2.1
Materials	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.4
Ireland - 0.4
China - 0.1
Switzerland - 0.1
Bailiwick Of Jersey - 0.0

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	7.6
NVIDIA Corp	6.6
Microsoft Corp	6.4
Amazon.com Inc	4.1
Meta Platforms Inc Class A	2.6
Tesla Inc	2.3
Alphabet Inc Class A	2.2
Broadcom Inc	2.2
Alphabet Inc Class C	1.8
Berkshire Hathaway Inc Class B	1.7
37.5
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Operating expenses

Effective June 1, 2024, the fund's expense contract was amended to reduce its total expenses.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914163.100    157-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Index 500 Portfolio VIP Index 500 Portfolio Service Class 2

This annual shareholder report contains information about VIP Index 500 Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 39	0.34%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, information technology gained roughly 37% and contributed most to the fund's performance for the fiscal year. Financials, which gained about 31%, also helped, as did communication services, which advanced 40%, lifted by the media & entertainment industry (+41%). The consumer discretionary sector rose 30%, while industrials gained about 18% and consumer staples advanced 15%. Other contributors included the utilities (+23%), health care (+3%), energy (+6%), real estate (+5%) and materials (0%) sectors.
•Turning to individual stocks, the top contributor was Nvidia (+171%), from the semiconductors & semiconductor equipment industry. Within the same group, Broadcom (+111%) boosted the fund. Apple, within the technology hardware & equipment industry, gained roughly 31% and lifted the fund. Another notable contributor was Amazon.com (+44%), a stock in the consumer discretionary distribution & retail group. Lastly, in media & entertainment, Alphabet gained 36% and also contributed.
•Conversely, the biggest detractor was Intel (-60%), from the semiconductors & semiconductor equipment industry. Within the same category, Advanced Micro Devices (-18%) hurt the fund. Adobe (-25%), from the software & services group, hurt. Boeing, within the capital goods group, returned approximately -32% and hindered the fund. Lastly, in health care equipment & services, CVS Health (-41%) also hurt the fund's performance.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	24.59%	14.12%	12.71%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$16,685,418,750
Number of Holdings	507
Total Advisory Fee	$6,932,411
Portfolio Turnover	3%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	32.4
Financials	13.6
Consumer Discretionary	11.2
Health Care	10.1
Communication Services	9.3
Industrials	8.1
Consumer Staples	5.5
Energy	3.2
Utilities	2.3
Real Estate	2.1
Materials	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.4
Ireland - 0.4
China - 0.1
Switzerland - 0.1
Bailiwick Of Jersey - 0.0

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	7.6
NVIDIA Corp	6.6
Microsoft Corp	6.4
Amazon.com Inc	4.1
Meta Platforms Inc Class A	2.6
Tesla Inc	2.3
Alphabet Inc Class A	2.2
Broadcom Inc	2.2
Alphabet Inc Class C	1.8
Berkshire Hathaway Inc Class B	1.7
37.5
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

Effective June 1, 2024, the fund's expense contract was amended to reduce its total expenses.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914164.100    366-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP International Index Portfolio VIP International Index Portfolio Service Class 2

This annual shareholder report contains information about VIP International Index Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 42	0.41%
What affected the Fund's performance this period?

•International stocks gained in 2024, as resilient global economic growth, slowing inflation and global monetary easing provided support for stocks, despite geopolitical risk. However, stocks also faced challenges, including a steep sell-off after the U.S. presidential election in November due to the potential for new tariffs and a strengthening U.S. dollar.
•Against this backdrop, emerging markets, led by Taiwan (+30%), gained roughly 5% and contributed most to the fund's performance for the fiscal year, followed by Japan (+8%).
•By sector, financials gained 18% and contributed most. Information technology stocks also helped, gaining approximately 13%. The industrials sector rose 8%, boosted by the capital goods industry (+10%). Other contributors included the communication services (+15%) and consumer discretionary (+4%) sectors.
•Conversely, from a sector standpoint, materials returned roughly -13% and detracted most. Consumer staples (-7%), hampered by the food, beverage & tobacco industry (-10%), and energy (-5%) also hurt. Other detractors included the health care (-2%), real estate (-4%) and utilities (-2%) sectors.
•Turning to individual stocks, the biggest contributor was Taiwam Semiconductor Manufacturing (+72%), from the semiconductors & semiconductor equipment category. Tencent Holdings (+44%), from the media & entertainment category, boosted the fund. In software & services, SAP gained about 61% and boosted the fund. Hitachi, within the capital goods category, gained approximately 75% and boosted the fund. Lastly, Recruit Holdings, within the commercial & professional services group, gained 68% and also helped.
•In contrast, the biggest detractor was Samsung Electronics (-39%), from the technology hardware & equipment group. In food, beverage & tobacco, Nestle (-27%) hurt the fund's performance. Novo-Nordisk, within the pharmaceuticals, biotechnology & life sciences industry, returned about -15% and detracted. BHP, within the materials sector, returned -25% and detracted. Lastly, PDD, within the consumer discretionary distribution & retail category, returned -34% and also detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 17, 2018 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Service Class 2	4.82%	3.83%	3.38%
Fidelity Global ex U.S. Index℠	5.70%	4.53%	4.10%
MSCI ACWI (All Country World Index) ex USA Index	5.72%	4.27%	3.78%
A   From April 17, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$612,795,347
Number of Holdings	2,236
Total Advisory Fee	$829,632
Portfolio Turnover	5%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	24.2
Industrials	14.2
Information Technology	13.5
Consumer Discretionary	10.8
Health Care	7.8
Consumer Staples	6.7
Materials	5.9
Communication Services	5.4
Energy	4.4
Utilities	2.8
Real Estate	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.2
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 16.8
United States - 8.9
Canada - 7.7
United Kingdom - 7.1
China - 6.7
Taiwan - 6.0
Germany - 5.3
France - 5.2
Australia - 4.7
Others - 31.6

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	3.0
Tencent Holdings Ltd	1.2
ASML Holding NV	1.1
Novo Nordisk A/S Series B	1.0
Toyota Motor Corp	1.0
SAP SE	0.9
Nestle SA	0.8
Roche Holding AG	0.8
Astrazeneca PLC	0.7
Shell PLC	0.7
11.2
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

Effective June 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914376.100    3075-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Contrafund℠ Portfolio VIP Contrafund℠ Portfolio Investor Class

This annual shareholder report contains information about VIP Contrafund℠ Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 74	0.63%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, led by information technology, where our picks in semiconductors & semiconductor equipment helped most. Picks and an overweight in communication services, primarily within the media & entertainment industry, also boosted the fund's relative performance. Also helping our relative result was security selection in industrials, primarily within the capital goods industry.
•The top individual relative contributor was an overweight in Nvidia (+171%), the biggest holding at period end. A second notable relative contributor was an overweight in Meta Platforms (+66%). The company was the largest holding this period. An overweight in Netflix (+83%) also helped. The stock was one of the fund's biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Also hurting our result was stock picking in energy and financials. Lastly, the fund's position in cash hurt.
•The biggest individual relative detractor was an underweight in Tesla (+63%). This period we increased our investment in Tesla. A second notable relative detractor was an overweight in Regeneron Pharmaceuticals (-19%). An overweight in UnitedHealth Group (-2%) also hurt. This period we decreased our position in UnitedHealth Group, which was one of our biggest holdings this period.
•Notable changes in positioning include higher allocations to the industrials and communication services sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	33.70%	16.95%	13.53%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$25,313,301,654
Number of Holdings	404
Total Advisory Fee	$131,069,389
Portfolio Turnover	36%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.6
Communication Services	18.6
Financials	15.5
Health Care	11.1
Consumer Discretionary	11.0
Industrials	10.1
Consumer Staples	2.1
Energy	1.5
Materials	0.9
Utilities	0.8
Real Estate	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Preferred Stocks - 1.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.9
Canada - 1.5
Taiwan - 0.9
Netherlands - 0.6
China - 0.4
United Kingdom - 0.3
Israel - 0.2
Korea (South) - 0.2
Brazil - 0.2
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	9.0
Meta Platforms Inc Class A	8.6
Alphabet Inc Class C	5.8
Microsoft Corp	5.8
Amazon.com Inc	5.4
Berkshire Hathaway Inc Class B	4.3
Apple Inc	3.7
Eli Lilly & Co	2.7
Netflix Inc	2.1
Costco Wholesale Corp	1.3
48.7
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914166.100    1459-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Extended Market Index Portfolio VIP Extended Market Index Portfolio Service Class 2

This annual shareholder report contains information about VIP Extended Market Index Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 39	0.37%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, financials gained roughly 26% and contributed most to the fund's performance for the fiscal year. Industrials, which gained approximately 14%, also helped, benefiting from the capital goods industry (+17%), as did information technology, which advanced 14%. The consumer discretionary sector rose 8%, while utilities gained 25% and health care advanced 4%. Other contributors included the real estate (+7%), consumer staples (+9%), communication services (+7%), energy (+5%) and materials (+2%) sectors.
•Turning to individual stocks, the biggest contributor was Super Micro Computer (+151%), from the technology hardware & equipment group. Carvana, within the consumer discretionary distribution & retail category, gained 284% and boosted the fund. Robinhood Markets (+192%), from the financial services industry, lifted the fund. Texas Pacific Land (+115%), from the energy sector, lifted the fund. Lastly, in capital goods, Emcor gained 111% and also helped.
•In contrast, the biggest detractor was Rivian Automotive (-43%), from the automobiles & components group. Five Below (-51%), from the consumer discretionary distribution & retail group, hurt the fund. Cleveland-Cliffs (-54%), from the materials sector, detracted. Flagstar Financial, within the banks category, returned -69% and detracted. Lastly, UiPath (-49%), a stock in the software & services group, also hurt the fund's performance
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 17, 2018 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Service Class 2	12.03%	8.53%	8.03%
Fidelity U.S. Extended Investable Market Index℠	12.31%	8.96%	8.50%
S&P 500® Index	25.02%	14.53%	14.17%
A   From April 17, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$285,231,260
Number of Holdings	2,055
Total Advisory Fee	$246,777
Portfolio Turnover	12%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.3
Financials	17.8
Consumer Discretionary	12.2
Information Technology	11.6
Health Care	11.3
Real Estate	6.3
Materials	4.8
Energy	4.6
Consumer Staples	3.7
Communication Services	3.2
Utilities	2.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.4
United Kingdom - 0.4
Puerto Rico - 0.3
Bermuda - 0.3
Sweden - 0.1
Thailand - 0.1
Switzerland - 0.1
Argentina - 0.1
Belgium - 0.1
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
Eqt Corp	0.5
Robinhood Markets Inc Class A	0.5
Carvana Co Class A	0.5
Smurfit WestRock PLC	0.4
EMCOR Group Inc	0.4
Texas Pacific Land Corp	0.4
Expand Energy Corp	0.4
Live Nation Entertainment Inc	0.4
Natera Inc	0.4
Lennox International Inc	0.4
4.3
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

Effective June 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914373.100    3073-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Index 500 Portfolio VIP Index 500 Portfolio Service Class

This annual shareholder report contains information about VIP Index 500 Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 22	0.19%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, information technology gained roughly 37% and contributed most to the fund's performance for the fiscal year. Financials, which gained about 31%, also helped, as did communication services, which advanced 40%, lifted by the media & entertainment industry (+41%). The consumer discretionary sector rose 30%, while industrials gained about 18% and consumer staples advanced 15%. Other contributors included the utilities (+23%), health care (+3%), energy (+6%), real estate (+5%) and materials (0%) sectors.
•Turning to individual stocks, the top contributor was Nvidia (+171%), from the semiconductors & semiconductor equipment industry. Within the same group, Broadcom (+111%) boosted the fund. Apple, within the technology hardware & equipment industry, gained roughly 31% and lifted the fund. Another notable contributor was Amazon.com (+44%), a stock in the consumer discretionary distribution & retail group. Lastly, in media & entertainment, Alphabet gained 36% and also contributed.
•Conversely, the biggest detractor was Intel (-60%), from the semiconductors & semiconductor equipment industry. Within the same category, Advanced Micro Devices (-18%) hurt the fund. Adobe (-25%), from the software & services group, hurt. Boeing, within the capital goods group, returned approximately -32% and hindered the fund. Lastly, in health care equipment & services, CVS Health (-41%) also hurt the fund's performance.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	24.77%	14.29%	12.88%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$16,685,418,750
Number of Holdings	507
Total Advisory Fee	$6,932,411
Portfolio Turnover	3%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	32.4
Financials	13.6
Consumer Discretionary	11.2
Health Care	10.1
Communication Services	9.3
Industrials	8.1
Consumer Staples	5.5
Energy	3.2
Utilities	2.3
Real Estate	2.1
Materials	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.4
Ireland - 0.4
China - 0.1
Switzerland - 0.1
Bailiwick Of Jersey - 0.0

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	7.6
NVIDIA Corp	6.6
Microsoft Corp	6.4
Amazon.com Inc	4.1
Meta Platforms Inc Class A	2.6
Tesla Inc	2.3
Alphabet Inc Class A	2.2
Broadcom Inc	2.2
Alphabet Inc Class C	1.8
Berkshire Hathaway Inc Class B	1.7
37.5
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Operating expenses

Effective June 1, 2024, the fund's expense contract was amended to reduce its total expenses.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914165.100    822-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Total Market Index Portfolio VIP Total Market Index Portfolio Service Class

This annual shareholder report contains information about VIP Total Market Index Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 24	0.21%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, information technology gained roughly 36% and contributed most to the fund's performance for the fiscal year. Financials, which gained roughly 31%, also helped, as did communication services, which advanced 38%, lifted by the media & entertainment industry (+39%). The consumer discretionary sector rose roughly 27%, while industrials gained 17% and consumer staples advanced roughly 15%. Other contributors included the utilities (+23%), health care (+3%), energy (+6%), real estate (+5%) and materials (+0%) sectors.
•Turning to individual stocks, the top contributor was Nvidia (+171%), from the semiconductors & semiconductor equipment industry. From the same group, Broadcom (+110%) lifted the fund. Another notable contributor was Apple (+31%), a stock in the technology hardware & equipment category. In consumer discretionary distribution & retail, Amazon.com (+44%) boosted the fund. Lastly, Alphabet (+36%), a stock in the media & entertainment category, also contributed.
•Conversely, the biggest detractor was Intel (-60%), from the semiconductors & semiconductor equipment industry. From the same group, Advanced Micro Devices (-18%) detracted. In software & services, Adobe returned about -25% and hurt. Boeing (-32%), from the capital goods category, hurt the fund's performance. Lastly, CVS Health (-41%), from the health care equipment & services industry, also hurt the fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 11, 2019 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Service Class	23.58%	13.64%	14.10%
Fidelity U.S. Total Investable Market Index℠	23.88%	13.91%	14.39%
S&P 500® Index	25.02%	14.53%	15.07%
A   From April 11, 2019
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$1,189,118,361
Number of Holdings	2,563
Total Advisory Fee	$930,037
Portfolio Turnover	2%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.2
Financials	13.8
Consumer Discretionary	11.0
Health Care	10.0
Industrials	9.1
Communication Services	8.6
Consumer Staples	5.1
Energy	3.2
Real Estate	2.4
Utilities	2.2
Materials	2.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.7
Short-Term Investments and Net Other Assets (Liabilities) - 2.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.4
Ireland - 0.4
China - 0.1
Switzerland - 0.1
United Kingdom - 0.0
Canada - 0.0
Bailiwick Of Jersey - 0.0
Puerto Rico - 0.0
Bermuda - 0.0

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	6.6
NVIDIA Corp	5.8
Microsoft Corp	5.5
Amazon.com Inc	3.5
Meta Platforms Inc Class A	2.2
Alphabet Inc Class A	2.0
Broadcom Inc	2.0
Tesla Inc	1.9
Alphabet Inc Class C	1.6
Berkshire Hathaway Inc Class B	1.5
32.6
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

Effective June 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914377.100    1018-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Total Market Index Portfolio VIP Total Market Index Portfolio Service Class 2

This annual shareholder report contains information about VIP Total Market Index Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 41	0.36%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, information technology gained roughly 36% and contributed most to the fund's performance for the fiscal year. Financials, which gained roughly 31%, also helped, as did communication services, which advanced 38%, lifted by the media & entertainment industry (+39%). The consumer discretionary sector rose roughly 27%, while industrials gained 17% and consumer staples advanced roughly 15%. Other contributors included the utilities (+23%), health care (+3%), energy (+6%), real estate (+5%) and materials (+0%) sectors.
•Turning to individual stocks, the top contributor was Nvidia (+171%), from the semiconductors & semiconductor equipment industry. From the same group, Broadcom (+110%) lifted the fund. Another notable contributor was Apple (+31%), a stock in the technology hardware & equipment category. In consumer discretionary distribution & retail, Amazon.com (+44%) boosted the fund. Lastly, Alphabet (+36%), a stock in the media & entertainment category, also contributed.
•Conversely, the biggest detractor was Intel (-60%), from the semiconductors & semiconductor equipment industry. From the same group, Advanced Micro Devices (-18%) detracted. In software & services, Adobe returned about -25% and hurt. Boeing (-32%), from the capital goods category, hurt the fund's performance. Lastly, CVS Health (-41%), from the health care equipment & services industry, also hurt the fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 17, 2018 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Service Class 2	23.38%	13.46%	13.08%
Fidelity U.S. Total Investable Market Index℠	23.88%	13.91%	13.49%
S&P 500® Index	25.02%	14.53%	14.17%
A   From April 17, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$1,189,118,361
Number of Holdings	2,563
Total Advisory Fee	$930,037
Portfolio Turnover	2%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.2
Financials	13.8
Consumer Discretionary	11.0
Health Care	10.0
Industrials	9.1
Communication Services	8.6
Consumer Staples	5.1
Energy	3.2
Real Estate	2.4
Utilities	2.2
Materials	2.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.7
Short-Term Investments and Net Other Assets (Liabilities) - 2.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.4
Ireland - 0.4
China - 0.1
Switzerland - 0.1
United Kingdom - 0.0
Canada - 0.0
Bailiwick Of Jersey - 0.0
Puerto Rico - 0.0
Bermuda - 0.0

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	6.6
NVIDIA Corp	5.8
Microsoft Corp	5.5
Amazon.com Inc	3.5
Meta Platforms Inc Class A	2.2
Alphabet Inc Class A	2.0
Broadcom Inc	2.0
Tesla Inc	1.9
Alphabet Inc Class C	1.6
Berkshire Hathaway Inc Class B	1.5
32.6
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

Effective June 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914379.100    3077-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Emerging Markets Portfolio VIP Emerging Markets Portfolio Service Class 2

This annual shareholder report contains information about VIP Emerging Markets Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 119	1.14%
What affected the Fund's performance this period?

•International stocks gained in 2024, as resilient global economic growth, slowing inflation and global monetary easing provided support for stocks, despite geopolitical risk. However, stocks also faced challenges, including a steep sell-off after the U.S. presidential election in November due to the potential for new tariffs and a strengthening U.S. dollar.
•Against this backdrop, emerging-markets stock picks in Asia and Europe contributed to the fund's performance versus the MSCI Emerging Markets Net MA (29-Jun-2018) Linked Index for the year.
•By sector, security selection was the primary contributor, led by communication services, where our investment choices among media & entertainment firms helped most. Security selection in materials and health care also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Tencent Holdings (+44%). The company was the fund's biggest holding at period end. Outsized exposure to Meituan (+87%) helped as well. The stock was among our largest positions in 2024. An overweight in China Life Insurance (+55%) further contributed. The company was one of our more sizable holdings this period.
•In contrast, from a regional standpoint, a non-benchmark allocation to developed markets detracted from the fund's relative return. Within the benchmark, picks in South Africa and Mexico notably detracted.
•By sector, the biggest detractors from performance versus the benchmark were security selection and an underweight in information technology. Picks in consumer staples and an overweight in materials also hurt.
•The biggest individual relative detractor was an overweight in Samsung Electronics (-40%), one of our largest holdings. Outsized exposure Wal Mart de Mexico (-35%) also hurt. This period we increased our investment in the stock, making it one of the fund's largest holdings.
•Meaningful changes in positioning include increased exposure to Mexico and a lower allocation to Brazil. By sector, noteworthy shifts include decreased exposure to materials and a higher allocation to consumer staples.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	9.71%	4.09%	5.78%
MSCI Emerging Markets Index	7.50%	1.71%	3.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$1,093,134,890
Number of Holdings	57
Total Advisory Fee	$9,193,754
Portfolio Turnover	59%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	23.7
Information Technology	18.5
Consumer Discretionary	13.5
Communication Services	11.6
Industrials	9.8
Consumer Staples	7.1
Materials	6.5
Health Care	4.7
Energy	3.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 32.7
Taiwan - 13.7
India - 10.1
Korea (South) - 9.8
Mexico - 5.7
Brazil - 5.4
South Africa - 4.6
Greece - 3.1
Hungary - 2.8
Others - 12.1

TOP HOLDINGS (% of Fund's net assets)
Tencent Holdings Ltd	9.3
Taiwan Semiconductor Manufacturing Co Ltd	8.6
Samsung Electronics Co Ltd	5.2
Wal-Mart de Mexico SAB de CV Series V	3.5
Tata Consultancy Services Ltd	3.2
Haier Smart Home Co Ltd A Shares (China)	3.1
Meituan B Shares	3.1
China Life Insurance Co Ltd H Shares	2.6
Credicorp Ltd	2.5
Powszechna Kasa Oszczednosci Bank Polski SA	2.5
43.6
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914328.100    2023-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Emerging Markets Portfolio VIP Emerging Markets Portfolio Service Class

This annual shareholder report contains information about VIP Emerging Markets Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 104	0.99%
What affected the Fund's performance this period?

•International stocks gained in 2024, as resilient global economic growth, slowing inflation and global monetary easing provided support for stocks, despite geopolitical risk. However, stocks also faced challenges, including a steep sell-off after the U.S. presidential election in November due to the potential for new tariffs and a strengthening U.S. dollar.
•Against this backdrop, emerging-markets stock picks in Asia and Europe contributed to the fund's performance versus the MSCI Emerging Markets Net MA (29-Jun-2018) Linked Index for the year.
•By sector, security selection was the primary contributor, led by communication services, where our investment choices among media & entertainment firms helped most. Security selection in materials and health care also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Tencent Holdings (+44%). The company was the fund's biggest holding at period end. Outsized exposure to Meituan (+87%) helped as well. The stock was among our largest positions in 2024. An overweight in China Life Insurance (+55%) further contributed. The company was one of our more sizable holdings this period.
•In contrast, from a regional standpoint, a non-benchmark allocation to developed markets detracted from the fund's relative return. Within the benchmark, picks in South Africa and Mexico notably detracted.
•By sector, the biggest detractors from performance versus the benchmark were security selection and an underweight in information technology. Picks in consumer staples and an overweight in materials also hurt.
•The biggest individual relative detractor was an overweight in Samsung Electronics (-40%), one of our largest holdings. Outsized exposure Wal Mart de Mexico (-35%) also hurt. This period we increased our investment in the stock, making it one of the fund's largest holdings.
•Meaningful changes in positioning include increased exposure to Mexico and a lower allocation to Brazil. By sector, noteworthy shifts include decreased exposure to materials and a higher allocation to consumer staples.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	9.87%	4.24%	5.93%
MSCI Emerging Markets Index	7.50%	1.71%	3.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$1,093,134,890
Number of Holdings	57
Total Advisory Fee	$9,193,754
Portfolio Turnover	59%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	23.7
Information Technology	18.5
Consumer Discretionary	13.5
Communication Services	11.6
Industrials	9.8
Consumer Staples	7.1
Materials	6.5
Health Care	4.7
Energy	3.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 32.7
Taiwan - 13.7
India - 10.1
Korea (South) - 9.8
Mexico - 5.7
Brazil - 5.4
South Africa - 4.6
Greece - 3.1
Hungary - 2.8
Others - 12.1

TOP HOLDINGS (% of Fund's net assets)
Tencent Holdings Ltd	9.3
Taiwan Semiconductor Manufacturing Co Ltd	8.6
Samsung Electronics Co Ltd	5.2
Wal-Mart de Mexico SAB de CV Series V	3.5
Tata Consultancy Services Ltd	3.2
Haier Smart Home Co Ltd A Shares (China)	3.1
Meituan B Shares	3.1
China Life Insurance Co Ltd H Shares	2.6
Credicorp Ltd	2.5
Powszechna Kasa Oszczednosci Bank Polski SA	2.5
43.6
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914327.100    2022-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP International Capital Appreciation Portfolio VIP International Capital Appreciation Portfolio Initial Class

This annual shareholder report contains information about VIP International Capital Appreciation Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 81	0.78%
What affected the Fund's performance this period?

•International stocks gained in 2024, as resilient global economic growth, slowing inflation and global monetary easing provided support for stocks, despite geopolitical risk. However, foreign stocks also faced challenges, including a steep sell-off after the U.S. presidential election in November due to the potential for new tariffs and a strengthening U.S. dollar.
•Against this backdrop, a non-benchmark allocation to the United States, along with picks in Taiwan and Europe ex U.K., primarily in Germany, contributed to the fund's performance versus the MSCI All Country World ex USA Net MA (1-Nov-2001) Linked Index for the year.
•By sector, an overweight in information technology, especially in the semiconductors & semiconductor equipment industry, helped most. Stock picks in materials also boosted relative performance.
•The top individual relative contributor was our non-benchmark stake in Nvidia (+164%). The stock was not held at period end. An out-of-index position in Broadcom gained approximately 64% and helped as well. This was an investment we established in 2024. An overweight in Taiwan Semiconductor Manufacturing (+72%) further bolstered performance and was the fund's largest holding.
•In contrast, from a regional standpoint, picks and an underweight in Japan and stock selection in Canada detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection among health care firms. Stock picks in consumer staples also hampered the fund's result.
•The biggest individual relative detractor was our stake in OBIC (-28%). The stock was not held at period end. An underweight in Shopify (+36%) also hurt. Outsized exposure to Dassault Systèmes (-25%) also weighed on performance. The stock was not held at period end.
•Notable changes in positioning include increased exposure to China and Germany. By sector, meaningful shifts include increased exposure to communication services and a lower allocation to consumer staples.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	8.19%	6.87%	8.28%
MSCI ACWI (All Country World Index) ex USA Index	5.72%	4.27%	4.98%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$696,025,885
Number of Holdings	63
Total Advisory Fee	$5,236,062
Portfolio Turnover	74%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	29.4
Financials	24.8
Information Technology	16.1
Consumer Discretionary	13.1
Materials	7.2
Health Care	4.7
Communication Services	4.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 21.1
United Kingdom - 10.3
France - 9.6
Japan - 8.5
India - 7.7
China - 7.1
Germany - 5.8
Netherlands - 5.4
Canada - 4.7
Others - 19.8

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	4.6
Tencent Holdings Ltd	2.7
SAP SE	2.6
ASML Holding NV	2.5
Novo Nordisk A/S Series B	2.4
LVMH Moet Hennessy Louis Vuitton SE	2.4
Schneider Electric SE	2.1
Hitachi Ltd	1.9
Hermes International SCA	1.8
Recruit Holdings Co Ltd	1.8
24.8
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914264.100    1390-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP International Capital Appreciation Portfolio VIP International Capital Appreciation Portfolio Service Class 2

This annual shareholder report contains information about VIP International Capital Appreciation Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 108	1.04%
What affected the Fund's performance this period?

•International stocks gained in 2024, as resilient global economic growth, slowing inflation and global monetary easing provided support for stocks, despite geopolitical risk. However, foreign stocks also faced challenges, including a steep sell-off after the U.S. presidential election in November due to the potential for new tariffs and a strengthening U.S. dollar.
•Against this backdrop, a non-benchmark allocation to the United States, along with picks in Taiwan and Europe ex U.K., primarily in Germany, contributed to the fund's performance versus the MSCI All Country World ex USA Net MA (1-Nov-2001) Linked Index for the year.
•By sector, an overweight in information technology, especially in the semiconductors & semiconductor equipment industry, helped most. Stock picks in materials also boosted relative performance.
•The top individual relative contributor was our non-benchmark stake in Nvidia (+164%). The stock was not held at period end. An out-of-index position in Broadcom gained approximately 64% and helped as well. This was an investment we established in 2024. An overweight in Taiwan Semiconductor Manufacturing (+72%) further bolstered performance and was the fund's largest holding.
•In contrast, from a regional standpoint, picks and an underweight in Japan and stock selection in Canada detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection among health care firms. Stock picks in consumer staples also hampered the fund's result.
•The biggest individual relative detractor was our stake in OBIC (-28%). The stock was not held at period end. An underweight in Shopify (+36%) also hurt. Outsized exposure to Dassault Systèmes (-25%) also weighed on performance. The stock was not held at period end.
•Notable changes in positioning include increased exposure to China and Germany. By sector, meaningful shifts include increased exposure to communication services and a lower allocation to consumer staples.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	7.92%	6.61%	8.01%
MSCI ACWI (All Country World Index) ex USA Index	5.72%	4.27%	4.98%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$696,025,885
Number of Holdings	63
Total Advisory Fee	$5,236,062
Portfolio Turnover	74%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	29.4
Financials	24.8
Information Technology	16.1
Consumer Discretionary	13.1
Materials	7.2
Health Care	4.7
Communication Services	4.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 21.1
United Kingdom - 10.3
France - 9.6
Japan - 8.5
India - 7.7
China - 7.1
Germany - 5.8
Netherlands - 5.4
Canada - 4.7
Others - 19.8

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	4.6
Tencent Holdings Ltd	2.7
SAP SE	2.6
ASML Holding NV	2.5
Novo Nordisk A/S Series B	2.4
LVMH Moet Hennessy Louis Vuitton SE	2.4
Schneider Electric SE	2.1
Hitachi Ltd	1.9
Hermes International SCA	1.8
Recruit Holdings Co Ltd	1.8
24.8
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914266.100    1392-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP International Index Portfolio VIP International Index Portfolio Service Class

This annual shareholder report contains information about VIP International Index Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 27	0.26%
What affected the Fund's performance this period?

•International stocks gained in 2024, as resilient global economic growth, slowing inflation and global monetary easing provided support for stocks, despite geopolitical risk. However, stocks also faced challenges, including a steep sell-off after the U.S. presidential election in November due to the potential for new tariffs and a strengthening U.S. dollar.
•Against this backdrop, emerging markets, led by Taiwan (+30%), gained roughly 5% and contributed most to the fund's performance for the fiscal year, followed by Japan (+8%).
•By sector, financials gained 18% and contributed most. Information technology stocks also helped, gaining approximately 13%. The industrials sector rose 8%, boosted by the capital goods industry (+10%). Other contributors included the communication services (+15%) and consumer discretionary (+4%) sectors.
•Conversely, from a sector standpoint, materials returned roughly -13% and detracted most. Consumer staples (-7%), hampered by the food, beverage & tobacco industry (-10%), and energy (-5%) also hurt. Other detractors included the health care (-2%), real estate (-4%) and utilities (-2%) sectors.
•Turning to individual stocks, the biggest contributor was Taiwam Semiconductor Manufacturing (+72%), from the semiconductors & semiconductor equipment category. Tencent Holdings (+44%), from the media & entertainment category, boosted the fund. In software & services, SAP gained about 61% and boosted the fund. Hitachi, within the capital goods category, gained approximately 75% and boosted the fund. Lastly, Recruit Holdings, within the commercial & professional services group, gained 68% and also helped.
•In contrast, the biggest detractor was Samsung Electronics (-39%), from the technology hardware & equipment group. In food, beverage & tobacco, Nestle (-27%) hurt the fund's performance. Novo-Nordisk, within the pharmaceuticals, biotechnology & life sciences industry, returned about -15% and detracted. BHP, within the materials sector, returned -25% and detracted. Lastly, PDD, within the consumer discretionary distribution & retail category, returned -34% and also detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 11, 2019 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Service Class	5.01%	4.00%	4.91%
Fidelity Global ex U.S. Index℠	5.70%	4.53%	5.44%
MSCI ACWI (All Country World Index) ex USA Index	5.72%	4.27%	5.11%
A   From April 11, 2019
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$612,795,347
Number of Holdings	2,236
Total Advisory Fee	$829,632
Portfolio Turnover	5%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	24.2
Industrials	14.2
Information Technology	13.5
Consumer Discretionary	10.8
Health Care	7.8
Consumer Staples	6.7
Materials	5.9
Communication Services	5.4
Energy	4.4
Utilities	2.8
Real Estate	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.2
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 16.8
United States - 8.9
Canada - 7.7
United Kingdom - 7.1
China - 6.7
Taiwan - 6.0
Germany - 5.3
France - 5.2
Australia - 4.7
Others - 31.6

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	3.0
Tencent Holdings Ltd	1.2
ASML Holding NV	1.1
Novo Nordisk A/S Series B	1.0
Toyota Motor Corp	1.0
SAP SE	0.9
Nestle SA	0.8
Roche Holding AG	0.8
Astrazeneca PLC	0.7
Shell PLC	0.7
11.2
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

Effective June 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914374.100    1017-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Total Market Index Portfolio VIP Total Market Index Portfolio Initial Class

This annual shareholder report contains information about VIP Total Market Index Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 13	0.11%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, information technology gained roughly 36% and contributed most to the fund's performance for the fiscal year. Financials, which gained roughly 31%, also helped, as did communication services, which advanced 38%, lifted by the media & entertainment industry (+39%). The consumer discretionary sector rose roughly 27%, while industrials gained 17% and consumer staples advanced roughly 15%. Other contributors included the utilities (+23%), health care (+3%), energy (+6%), real estate (+5%) and materials (+0%) sectors.
•Turning to individual stocks, the top contributor was Nvidia (+171%), from the semiconductors & semiconductor equipment industry. From the same group, Broadcom (+110%) lifted the fund. Another notable contributor was Apple (+31%), a stock in the technology hardware & equipment category. In consumer discretionary distribution & retail, Amazon.com (+44%) boosted the fund. Lastly, Alphabet (+36%), a stock in the media & entertainment category, also contributed.
•Conversely, the biggest detractor was Intel (-60%), from the semiconductors & semiconductor equipment industry. From the same group, Advanced Micro Devices (-18%) detracted. In software & services, Adobe returned about -25% and hurt. Boeing (-32%), from the capital goods category, hurt the fund's performance. Lastly, CVS Health (-41%), from the health care equipment & services industry, also hurt the fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 17, 2018 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Initial Class	23.69%	13.75%	13.37%
Fidelity U.S. Total Investable Market Index℠	23.88%	13.91%	13.49%
S&P 500® Index	25.02%	14.53%	14.17%
A   From April 17, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$1,189,118,361
Number of Holdings	2,563
Total Advisory Fee	$930,037
Portfolio Turnover	2%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.2
Financials	13.8
Consumer Discretionary	11.0
Health Care	10.0
Industrials	9.1
Communication Services	8.6
Consumer Staples	5.1
Energy	3.2
Real Estate	2.4
Utilities	2.2
Materials	2.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.7
Short-Term Investments and Net Other Assets (Liabilities) - 2.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.4
Ireland - 0.4
China - 0.1
Switzerland - 0.1
United Kingdom - 0.0
Canada - 0.0
Bailiwick Of Jersey - 0.0
Puerto Rico - 0.0
Bermuda - 0.0

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	6.6
NVIDIA Corp	5.8
Microsoft Corp	5.5
Amazon.com Inc	3.5
Meta Platforms Inc Class A	2.2
Alphabet Inc Class A	2.0
Broadcom Inc	2.0
Tesla Inc	1.9
Alphabet Inc Class C	1.6
Berkshire Hathaway Inc Class B	1.5
32.6
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

Effective June 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914378.100    3076-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Contrafund℠ Portfolio VIP Contrafund℠ Portfolio Initial Class

This annual shareholder report contains information about VIP Contrafund℠ Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 65	0.56%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, led by information technology, where our picks in semiconductors & semiconductor equipment helped most. Picks and an overweight in communication services, primarily within the media & entertainment industry, also boosted the fund's relative performance. Also helping our relative result was security selection in industrials, primarily within the capital goods industry.
•The top individual relative contributor was an overweight in Nvidia (+171%), the biggest holding at period end. A second notable relative contributor was an overweight in Meta Platforms (+66%). The company was the largest holding this period. An overweight in Netflix (+83%) also helped. The stock was one of the fund's biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Also hurting our result was stock picking in energy and financials. Lastly, the fund's position in cash hurt.
•The biggest individual relative detractor was an underweight in Tesla (+63%). This period we increased our investment in Tesla. A second notable relative detractor was an overweight in Regeneron Pharmaceuticals (-19%). An overweight in UnitedHealth Group (-2%) also hurt. This period we decreased our position in UnitedHealth Group, which was one of our biggest holdings this period.
•Notable changes in positioning include higher allocations to the industrials and communication services sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	33.79%	17.04%	13.62%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$25,313,301,654
Number of Holdings	404
Total Advisory Fee	$131,069,389
Portfolio Turnover	36%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.6
Communication Services	18.6
Financials	15.5
Health Care	11.1
Consumer Discretionary	11.0
Industrials	10.1
Consumer Staples	2.1
Energy	1.5
Materials	0.9
Utilities	0.8
Real Estate	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Preferred Stocks - 1.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.9
Canada - 1.5
Taiwan - 0.9
Netherlands - 0.6
China - 0.4
United Kingdom - 0.3
Israel - 0.2
Korea (South) - 0.2
Brazil - 0.2
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	9.0
Meta Platforms Inc Class A	8.6
Alphabet Inc Class C	5.8
Microsoft Corp	5.8
Amazon.com Inc	5.4
Berkshire Hathaway Inc Class B	4.3
Apple Inc	3.7
Eli Lilly & Co	2.7
Netflix Inc	2.1
Costco Wholesale Corp	1.3
48.7
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914167.100    158-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Extended Market Index Portfolio VIP Extended Market Index Portfolio Service Class

This annual shareholder report contains information about VIP Extended Market Index Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 24	0.22%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, financials gained roughly 26% and contributed most to the fund's performance for the fiscal year. Industrials, which gained approximately 14%, also helped, benefiting from the capital goods industry (+17%), as did information technology, which advanced 14%. The consumer discretionary sector rose 8%, while utilities gained 25% and health care advanced 4%. Other contributors included the real estate (+7%), consumer staples (+9%), communication services (+7%), energy (+5%) and materials (+2%) sectors.
•Turning to individual stocks, the biggest contributor was Super Micro Computer (+151%), from the technology hardware & equipment group. Carvana, within the consumer discretionary distribution & retail category, gained 284% and boosted the fund. Robinhood Markets (+192%), from the financial services industry, lifted the fund. Texas Pacific Land (+115%), from the energy sector, lifted the fund. Lastly, in capital goods, Emcor gained 111% and also helped.
•In contrast, the biggest detractor was Rivian Automotive (-43%), from the automobiles & components group. Five Below (-51%), from the consumer discretionary distribution & retail group, hurt the fund. Cleveland-Cliffs (-54%), from the materials sector, detracted. Flagstar Financial, within the banks category, returned -69% and detracted. Lastly, UiPath (-49%), a stock in the software & services group, also hurt the fund's performance
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 11, 2019 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Service Class	12.19%	8.70%	8.70%
Fidelity U.S. Extended Investable Market Index℠	12.31%	8.96%	9.00%
S&P 500® Index	25.02%	14.53%	15.07%
A   From April 11, 2019
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$285,231,260
Number of Holdings	2,055
Total Advisory Fee	$246,777
Portfolio Turnover	12%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.3
Financials	17.8
Consumer Discretionary	12.2
Information Technology	11.6
Health Care	11.3
Real Estate	6.3
Materials	4.8
Energy	4.6
Consumer Staples	3.7
Communication Services	3.2
Utilities	2.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.4
United Kingdom - 0.4
Puerto Rico - 0.3
Bermuda - 0.3
Sweden - 0.1
Thailand - 0.1
Switzerland - 0.1
Argentina - 0.1
Belgium - 0.1
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
Eqt Corp	0.5
Robinhood Markets Inc Class A	0.5
Carvana Co Class A	0.5
Smurfit WestRock PLC	0.4
EMCOR Group Inc	0.4
Texas Pacific Land Corp	0.4
Expand Energy Corp	0.4
Live Nation Entertainment Inc	0.4
Natera Inc	0.4
Lennox International Inc	0.4
4.3
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

Effective June 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914371.100    1016-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP International Capital Appreciation Portfolio VIP International Capital Appreciation Portfolio Investor Class

This annual shareholder report contains information about VIP International Capital Appreciation Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 89	0.86%
What affected the Fund's performance this period?

•International stocks gained in 2024, as resilient global economic growth, slowing inflation and global monetary easing provided support for stocks, despite geopolitical risk. However, foreign stocks also faced challenges, including a steep sell-off after the U.S. presidential election in November due to the potential for new tariffs and a strengthening U.S. dollar.
•Against this backdrop, a non-benchmark allocation to the United States, along with picks in Taiwan and Europe ex U.K., primarily in Germany, contributed to the fund's performance versus the MSCI All Country World ex USA Net MA (1-Nov-2001) Linked Index for the year.
•By sector, an overweight in information technology, especially in the semiconductors & semiconductor equipment industry, helped most. Stock picks in materials also boosted relative performance.
•The top individual relative contributor was our non-benchmark stake in Nvidia (+164%). The stock was not held at period end. An out-of-index position in Broadcom gained approximately 64% and helped as well. This was an investment we established in 2024. An overweight in Taiwan Semiconductor Manufacturing (+72%) further bolstered performance and was the fund's largest holding.
•In contrast, from a regional standpoint, picks and an underweight in Japan and stock selection in Canada detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection among health care firms. Stock picks in consumer staples also hampered the fund's result.
•The biggest individual relative detractor was our stake in OBIC (-28%). The stock was not held at period end. An underweight in Shopify (+36%) also hurt. Outsized exposure to Dassault Systèmes (-25%) also weighed on performance. The stock was not held at period end.
•Notable changes in positioning include increased exposure to China and Germany. By sector, meaningful shifts include increased exposure to communication services and a lower allocation to consumer staples.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	8.12%	6.80%	8.20%
MSCI ACWI (All Country World Index) ex USA Index	5.72%	4.27%	4.98%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$696,025,885
Number of Holdings	63
Total Advisory Fee	$5,236,062
Portfolio Turnover	74%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	29.4
Financials	24.8
Information Technology	16.1
Consumer Discretionary	13.1
Materials	7.2
Health Care	4.7
Communication Services	4.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 21.1
United Kingdom - 10.3
France - 9.6
Japan - 8.5
India - 7.7
China - 7.1
Germany - 5.8
Netherlands - 5.4
Canada - 4.7
Others - 19.8

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	4.6
Tencent Holdings Ltd	2.7
SAP SE	2.6
ASML Holding NV	2.5
Novo Nordisk A/S Series B	2.4
LVMH Moet Hennessy Louis Vuitton SE	2.4
Schneider Electric SE	2.1
Hitachi Ltd	1.9
Hermes International SCA	1.8
Recruit Holdings Co Ltd	1.8
24.8
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914267.100    1473-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Disciplined Small Cap Portfolio VIP Disciplined Small Cap Portfolio Investor Class

This annual shareholder report contains information about VIP Disciplined Small Cap Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 44	0.41%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Index for the fiscal year, especially within financials. Stock picking in information technology, primarily within the technology hardware & equipment industry, and communication services also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Lumen Technologies (+148%). The second-largest relative contributor was an overweight in Carvana (+289%). The company was among our biggest holdings this period, though we decreased our investment in Carvana by period end. Another notable relative contributor was our stake in Super Micro Computer (+45%). The company was the fund's biggest holding this period, but the stock was not held at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in utilities. An underweight in financials, primarily within the banks industry, also hampered the fund's result. Also modestly hurting our result was security selection in energy.
•The biggest individual relative detractor was our stake in Green Plains (-63%). This period we decreased our stake in Green Plains. A second notable relative detractor was an overweight in ODP (-60%). This period we decreased our stake. An underweight in Rocket Lab USA (+361%) also hurt.
•Notable changes in positioning include lower allocations to the energy and consumer discretionary sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	16.82%	10.49%	8.54%
Russell 2000® Index	11.54%	7.40%	7.82%
Russell 3000® Index	23.81%	13.86%	12.55%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$472,475,702
Number of Holdings	633
Total Advisory Fee	$1,330,379
Portfolio Turnover	85%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	18.4
Industrials	16.9
Health Care	15.7
Information Technology	15.3
Consumer Discretionary	10.2
Energy	5.1
Materials	4.9
Real Estate	4.3
Consumer Staples	3.3
Communication Services	3.1
Utilities	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.2
Thailand - 0.6
Puerto Rico - 0.3
Canada - 0.3
Ireland - 0.2
Monaco - 0.2
Norway - 0.1
Bermuda - 0.1
Switzerland - 0.0

TOP HOLDINGS (% of Fund's net assets)
Sprouts Farmers Market Inc	0.9
Carpenter Technology Corp	0.9
Q2 Holdings Inc	0.9
Abercrombie & Fitch Co Class A	0.8
Primo Brands Corp Class A	0.8
Tenable Holdings Inc	0.8
SkyWest Inc	0.7
Payoneer Global Inc	0.7
EnerSys	0.6
Fabrinet	0.6
7.7
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.

The fund's pricing & bookkeeping fees were changed to a fixed rate effective April 1, 2024. Effective June 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914302.100    1532-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Contrafund℠ Portfolio VIP Contrafund℠ Portfolio Service Class

This annual shareholder report contains information about VIP Contrafund℠ Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 77	0.66%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, led by information technology, where our picks in semiconductors & semiconductor equipment helped most. Picks and an overweight in communication services, primarily within the media & entertainment industry, also boosted the fund's relative performance. Also helping our relative result was security selection in industrials, primarily within the capital goods industry.
•The top individual relative contributor was an overweight in Nvidia (+171%), the biggest holding at period end. A second notable relative contributor was an overweight in Meta Platforms (+66%). The company was the largest holding this period. An overweight in Netflix (+83%) also helped. The stock was one of the fund's biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Also hurting our result was stock picking in energy and financials. Lastly, the fund's position in cash hurt.
•The biggest individual relative detractor was an underweight in Tesla (+63%). This period we increased our investment in Tesla. A second notable relative detractor was an overweight in Regeneron Pharmaceuticals (-19%). An overweight in UnitedHealth Group (-2%) also hurt. This period we decreased our position in UnitedHealth Group, which was one of our biggest holdings this period.
•Notable changes in positioning include higher allocations to the industrials and communication services sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	33.63%	16.92%	13.50%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$25,313,301,654
Number of Holdings	404
Total Advisory Fee	$131,069,389
Portfolio Turnover	36%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.6
Communication Services	18.6
Financials	15.5
Health Care	11.1
Consumer Discretionary	11.0
Industrials	10.1
Consumer Staples	2.1
Energy	1.5
Materials	0.9
Utilities	0.8
Real Estate	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Preferred Stocks - 1.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.9
Canada - 1.5
Taiwan - 0.9
Netherlands - 0.6
China - 0.4
United Kingdom - 0.3
Israel - 0.2
Korea (South) - 0.2
Brazil - 0.2
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	9.0
Meta Platforms Inc Class A	8.6
Alphabet Inc Class C	5.8
Microsoft Corp	5.8
Amazon.com Inc	5.4
Berkshire Hathaway Inc Class B	4.3
Apple Inc	3.7
Eli Lilly & Co	2.7
Netflix Inc	2.1
Costco Wholesale Corp	1.3
48.7
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914169.100    470-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Disciplined Small Cap Portfolio VIP Disciplined Small Cap Portfolio Service Class

This annual shareholder report contains information about VIP Disciplined Small Cap Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 49	0.46%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Index for the fiscal year, especially within financials. Stock picking in information technology, primarily within the technology hardware & equipment industry, and communication services also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Lumen Technologies (+148%). The second-largest relative contributor was an overweight in Carvana (+289%). The company was among our biggest holdings this period, though we decreased our investment in Carvana by period end. Another notable relative contributor was our stake in Super Micro Computer (+45%). The company was the fund's biggest holding this period, but the stock was not held at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in utilities. An underweight in financials, primarily within the banks industry, also hampered the fund's result. Also modestly hurting our result was security selection in energy.
•The biggest individual relative detractor was our stake in Green Plains (-63%). This period we decreased our stake in Green Plains. A second notable relative detractor was an overweight in ODP (-60%). This period we decreased our stake. An underweight in Rocket Lab USA (+361%) also hurt.
•Notable changes in positioning include lower allocations to the energy and consumer discretionary sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	16.79%	10.45%	8.51%
Russell 2000® Index	11.54%	7.40%	7.82%
Russell 3000® Index	23.81%	13.86%	12.55%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$472,475,702
Number of Holdings	633
Total Advisory Fee	$1,330,379
Portfolio Turnover	85%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	18.4
Industrials	16.9
Health Care	15.7
Information Technology	15.3
Consumer Discretionary	10.2
Energy	5.1
Materials	4.9
Real Estate	4.3
Consumer Staples	3.3
Communication Services	3.1
Utilities	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.2
Thailand - 0.6
Puerto Rico - 0.3
Canada - 0.3
Ireland - 0.2
Monaco - 0.2
Norway - 0.1
Bermuda - 0.1
Switzerland - 0.0

TOP HOLDINGS (% of Fund's net assets)
Sprouts Farmers Market Inc	0.9
Carpenter Technology Corp	0.9
Q2 Holdings Inc	0.9
Abercrombie & Fitch Co Class A	0.8
Primo Brands Corp Class A	0.8
Tenable Holdings Inc	0.8
SkyWest Inc	0.7
Payoneer Global Inc	0.7
EnerSys	0.6
Fabrinet	0.6
7.7
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.

The fund's pricing & bookkeeping fees were changed to a fixed rate effective April 1, 2024. Effective June 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914300.100    1530-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP International Index Portfolio VIP International Index Portfolio Initial Class

This annual shareholder report contains information about VIP International Index Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 17	0.17%
What affected the Fund's performance this period?

•International stocks gained in 2024, as resilient global economic growth, slowing inflation and global monetary easing provided support for stocks, despite geopolitical risk. However, stocks also faced challenges, including a steep sell-off after the U.S. presidential election in November due to the potential for new tariffs and a strengthening U.S. dollar.
•Against this backdrop, emerging markets, led by Taiwan (+30%), gained roughly 5% and contributed most to the fund's performance for the fiscal year, followed by Japan (+8%).
•By sector, financials gained 18% and contributed most. Information technology stocks also helped, gaining approximately 13%. The industrials sector rose 8%, boosted by the capital goods industry (+10%). Other contributors included the communication services (+15%) and consumer discretionary (+4%) sectors.
•Conversely, from a sector standpoint, materials returned roughly -13% and detracted most. Consumer staples (-7%), hampered by the food, beverage & tobacco industry (-10%), and energy (-5%) also hurt. Other detractors included the health care (-2%), real estate (-4%) and utilities (-2%) sectors.
•Turning to individual stocks, the biggest contributor was Taiwam Semiconductor Manufacturing (+72%), from the semiconductors & semiconductor equipment category. Tencent Holdings (+44%), from the media & entertainment category, boosted the fund. In software & services, SAP gained about 61% and boosted the fund. Hitachi, within the capital goods category, gained approximately 75% and boosted the fund. Lastly, Recruit Holdings, within the commercial & professional services group, gained 68% and also helped.
•In contrast, the biggest detractor was Samsung Electronics (-39%), from the technology hardware & equipment group. In food, beverage & tobacco, Nestle (-27%) hurt the fund's performance. Novo-Nordisk, within the pharmaceuticals, biotechnology & life sciences industry, returned about -15% and detracted. BHP, within the materials sector, returned -25% and detracted. Lastly, PDD, within the consumer discretionary distribution & retail category, returned -34% and also detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 17, 2018 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Initial Class	5.11%	4.10%	3.64%
Fidelity Global ex U.S. Index℠	5.70%	4.53%	4.10%
MSCI ACWI (All Country World Index) ex USA Index	5.72%	4.27%	3.78%
A   From April 17, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$612,795,347
Number of Holdings	2,236
Total Advisory Fee	$829,632
Portfolio Turnover	5%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	24.2
Industrials	14.2
Information Technology	13.5
Consumer Discretionary	10.8
Health Care	7.8
Consumer Staples	6.7
Materials	5.9
Communication Services	5.4
Energy	4.4
Utilities	2.8
Real Estate	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.2
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 16.8
United States - 8.9
Canada - 7.7
United Kingdom - 7.1
China - 6.7
Taiwan - 6.0
Germany - 5.3
France - 5.2
Australia - 4.7
Others - 31.6

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	3.0
Tencent Holdings Ltd	1.2
ASML Holding NV	1.1
Novo Nordisk A/S Series B	1.0
Toyota Motor Corp	1.0
SAP SE	0.9
Nestle SA	0.8
Roche Holding AG	0.8
Astrazeneca PLC	0.7
Shell PLC	0.7
11.2
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

Effective June 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914375.100    3074-TSRA-0325

Item 2.

Code of Ethics

As of the end of the period, December 31, 2024, Variable Insurance Products Fund II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to VIP Contrafund Portfolio, VIP Disciplined Small Cap Portfolio, VIP Emerging Markets Portfolio, VIP Extended Market Index Portfolio, VIP Index 500 Portfolio, VIP International Index Portfolio and VIP Total Market Index Portfolio (the “Funds”):

Services Billed by Deloitte Entities

December 31, 2024 FeesA

Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

VIP Contrafund Portfolio	$50,000	$-	$9,700	$1,100
VIP Disciplined Small Cap Portfolio	$39,400	$-	$9,700	$900
VIP Emerging Markets Portfolio	$44,200	$-	$9,700	$1,000
VIP Extended Market Index Portfolio	$53,100	$-	$10,100	$1,200
VIP Index 500 Portfolio	$45,600	$-	$10,000	$1,000
VIP International Index Portfolio	$52,000	$-	$10,400	$1,200
VIP Total Market Index Portfolio	$53,100	$-	$9,800	$1,200

December 31, 2023 FeesA

Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

VIP Contrafund Portfolio	$49,800	$-	$10,000	$1,300
VIP Disciplined Small Cap Portfolio	$39,600	$-	$9,800	$1,100
VIP Emerging Markets Portfolio	$44,400	$-	$10,000	$1,200
VIP Extended Market Index Portfolio	$53,300	$-	$10,300	$1,400
VIP Index 500 Portfolio	$45,800	$-	$10,200	$1,200
VIP International Index Portfolio	$52,200	$-	$11,100	$1,400
VIP Total Market Index Portfolio	$53,300	$-	$10,600	$1,400

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to VIP International Capital Appreciation Portfolio (the “Fund”):

Services Billed by PwC

December 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP International Capital Appreciation Portfolio	$50,700	$4,600	$11,600	$1,600

December 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP International Capital Appreciation Portfolio	$50,800	$4,800	$11,600	$1,600

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	December 31, 2024A	December 31, 2023A
Audit-Related Fees	$125,000	$75,000
Tax Fees	$-	$-
All Other Fees	$2,929,500	$-

A Amounts may reflect rounding.

Services Billed by PwC

	December 31, 2024A	December 31, 2023A
Audit-Related Fees	$9,701,800	$8,881,200
Tax Fees	$61,000	$1,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2024A	December 31, 2023A
Deloitte Entities	$3,426,000	$5,438,100
PwC	$15,308,900	$14,354,300

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Variable Insurance Products:

VIP International Capital Appreciation Portfolio

Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP International Capital Appreciation Portfolio
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Common Stocks - 99.5%
	Shares	Value ($)
BRAZIL - 1.4%
Consumer Discretionary - 1.4%
Broadline Retail - 1.4%
MercadoLibre Inc (a)	5,916	10,059,803
CANADA - 4.7%
Financials - 1.7%
Capital Markets - 1.7%
Brookfield Asset Management Ltd Class A (United States)	212,768	11,529,898
Industrials - 1.2%
Professional Services - 1.2%
Thomson Reuters Corp	56,565	9,082,982
Information Technology - 1.8%
Software - 1.8%
Constellation Software Inc/Canada	3,972	12,282,294
Constellation Software Inc/Canada warrants 3/31/2040 (a)(b)	4,999	0
		12,282,294
TOTAL CANADA		32,895,174
CHINA - 7.1%
Communication Services - 2.7%
Interactive Media & Services - 2.7%
Tencent Holdings Ltd	349,265	18,641,260
Consumer Discretionary - 4.4%
Broadline Retail - 1.3%
PDD Holdings Inc Class A ADR (a)	96,309	9,341,010
Hotels, Restaurants & Leisure - 3.1%
Meituan B Shares (a)(c)(d)	555,815	10,806,917
Trip.com Group Ltd ADR (a)	153,625	10,547,893
		21,354,810
TOTAL CHINA		49,337,080
DENMARK - 3.8%
Health Care - 2.4%
Pharmaceuticals - 2.4%
Novo Nordisk A/S Series B	193,995	16,738,243
Industrials - 1.4%
Air Freight & Logistics - 1.4%
DSV A/S	47,055	9,993,763
TOTAL DENMARK		26,732,006
FRANCE - 9.6%
Consumer Discretionary - 4.2%
Textiles, Apparel & Luxury Goods - 4.2%
Hermes International SCA	5,317	12,788,680
LVMH Moet Hennessy Louis Vuitton SE	24,311	15,991,612
		28,780,292
Health Care - 0.8%
Health Care Equipment & Supplies - 0.8%
EssilorLuxottica SA	23,505	5,736,307
Industrials - 3.1%
Aerospace & Defense - 1.7%
Safran SA	53,112	11,637,244
Building Products - 1.4%
Cie de Saint-Gobain SA	114,697	10,192,170
TOTAL INDUSTRIALS		21,829,414

Materials - 1.5%
Chemicals - 1.5%
Air Liquide SA	64,549	10,493,070
TOTAL FRANCE		66,839,083
GERMANY - 5.8%
Financials - 1.6%
Insurance - 1.6%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	21,398	10,817,021
Information Technology - 2.6%
Software - 2.6%
SAP SE	73,189	18,002,612
Materials - 1.6%
Construction Materials - 1.6%
Heidelberg Materials AG	91,720	11,334,474
TOTAL GERMANY		40,154,107
INDIA - 7.7%
Communication Services - 1.5%
Wireless Telecommunication Services - 1.5%
Bharti Airtel Ltd	579,313	10,747,699
Financials - 4.8%
Banks - 4.8%
Axis Bank Ltd	737,211	9,171,475
HDFC Bank Ltd/Gandhinagar	586,505	12,133,675
ICICI Bank Ltd	779,870	11,657,069
		32,962,219
Industrials - 1.4%
Construction & Engineering - 1.4%
Larsen & Toubro Ltd	229,666	9,681,468
TOTAL INDIA		53,391,386
INDONESIA - 1.4%
Financials - 1.4%
Banks - 1.4%
Bank Central Asia Tbk PT	16,282,405	9,759,562
IRELAND - 1.3%
Industrials - 1.3%
Building Products - 1.3%
Kingspan Group PLC	126,374	9,222,222
ITALY - 2.7%
Consumer Discretionary - 1.4%
Automobiles - 1.4%
Ferrari NV (Italy)	21,962	9,381,827
Industrials - 1.3%
Electrical Equipment - 1.3%
Prysmian SpA	143,643	9,174,552
TOTAL ITALY		18,556,379
JAPAN - 8.5%
Financials - 1.7%
Insurance - 1.7%
Tokio Marine Holdings Inc	334,355	11,999,375
Health Care - 1.5%
Health Care Equipment & Supplies - 1.5%
Hoya Corp	84,757	10,518,878
Industrials - 3.7%
Industrial Conglomerates - 1.9%
Hitachi Ltd	521,257	12,765,616
Professional Services - 1.8%
Recruit Holdings Co Ltd	181,955	12,647,313
TOTAL INDUSTRIALS		25,412,929

Information Technology - 1.6%
Semiconductors & Semiconductor Equipment - 1.6%
Disco Corp	41,676	11,055,701
TOTAL JAPAN		58,986,883
NETHERLANDS - 5.4%
Industrials - 1.4%
Professional Services - 1.4%
Wolters Kluwer NV	57,325	9,524,568
Information Technology - 4.0%
Semiconductors & Semiconductor Equipment - 4.0%
ASM International NV	18,614	10,774,397
ASML Holding NV	24,581	17,217,385
		27,991,782
TOTAL NETHERLANDS		37,516,350
SWEDEN - 1.4%
Industrials - 1.4%
Machinery - 1.4%
Atlas Copco AB A Shares	637,374	9,727,382
SWITZERLAND - 3.2%
Financials - 1.5%
Insurance - 1.5%
Zurich Insurance Group AG	17,577	10,454,195
Industrials - 1.7%
Electrical Equipment - 1.7%
ABB Ltd	224,498	12,122,559
TOTAL SWITZERLAND		22,576,754
TAIWAN - 4.6%
Information Technology - 4.6%
Semiconductors & Semiconductor Equipment - 4.6%
Taiwan Semiconductor Manufacturing Co Ltd	993,912	32,289,881
UNITED KINGDOM - 10.3%
Consumer Discretionary - 1.7%
Hotels, Restaurants & Leisure - 1.7%
InterContinental Hotels Group PLC	95,977	11,941,812
Financials - 3.2%
Capital Markets - 3.2%
3i Group PLC	253,508	11,284,464
London Stock Exchange Group PLC	80,144	11,312,724
		22,597,188
Industrials - 5.4%
Aerospace & Defense - 2.4%
BAE Systems PLC	347,577	4,986,090
Rolls-Royce Holdings PLC (a)	1,631,745	11,571,346
		16,557,436
Professional Services - 1.6%
RELX PLC	246,141	11,152,399
Trading Companies & Distributors - 1.4%
Ashtead Group PLC	153,958	9,569,542
TOTAL INDUSTRIALS		37,279,377

TOTAL UNITED KINGDOM		71,818,377
UNITED STATES - 20.6%
Financials - 8.9%
Capital Markets - 2.8%
Moody's Corp	19,788	9,367,045
S&P Global Inc	20,584	10,251,450
		19,618,495
Financial Services - 3.3%
Mastercard Inc Class A	20,831	10,968,980
Visa Inc Class A	35,380	11,181,495
		22,150,475
Insurance - 2.8%
Arthur J Gallagher & Co	34,264	9,725,836
Marsh & McLennan Cos Inc	46,267	9,827,574
		19,553,410
TOTAL FINANCIALS		61,322,380

Industrials - 6.1%
Commercial Services & Supplies - 1.3%
Waste Connections Inc	51,257	8,793,332
Construction & Engineering - 1.4%
Ferrovial SE	235,700	9,912,484
Electrical Equipment - 2.1%
Schneider Electric SE	55,006	13,694,078
Professional Services - 1.3%
Experian PLC	217,888	9,364,801
TOTAL INDUSTRIALS		41,764,695

Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
Broadcom Inc	45,204	10,480,095
Materials - 4.1%
Chemicals - 1.3%
Linde PLC	21,616	9,049,971
Construction Materials - 2.8%
CRH PLC (United Kingdom)	97,479	9,047,598
Holcim AG	111,874	10,771,784
		19,819,382
TOTAL MATERIALS		28,869,353

TOTAL UNITED STATES		142,436,523
TOTAL COMMON STOCKS (Cost $517,307,836)		692,298,952

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $4,912,417)	4.36	4,911,435	4,912,417

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $522,220,253)	697,211,369
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(1,185,484)
NET ASSETS - 100.0%	696,025,885

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,806,917 or 1.6% of net assets.

(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $10,806,917 or 1.6% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	8,339,368	245,357,521	248,785,223	469,048	751	-	4,912,417	4,911,435	0.0%
Fidelity Securities Lending Cash Central Fund	3,964,125	51,197,817	55,161,942	3,175	-	-	-	-	0.0%
Total	12,303,493	296,555,338	303,947,165	472,223	751	-	4,912,417	4,911,435

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	29,388,959	10,747,699	18,641,260	-
Consumer Discretionary	90,859,554	52,119,213	38,740,341	-
Financials	171,441,838	82,023,753	89,418,085	-
Health Care	32,993,428	5,736,307	27,257,121	-
Industrials	204,815,911	84,954,913	119,860,998	-
Information Technology	112,102,365	33,536,786	78,565,579	-
Materials	50,696,897	29,432,043	21,264,854	-

Money Market Funds	4,912,417	4,912,417	-	-
Total Investments in Securities:	697,211,369	303,463,131	393,748,238	-
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $517,307,836)	$692,298,952
Fidelity Central Funds (cost $4,912,417)	4,912,417

Total Investment in Securities (cost $522,220,253)		$697,211,369
Foreign currency held at value (cost $121,828)		121,342
Receivable for investments sold		720,070
Receivable for fund shares sold		174,596
Dividends receivable		195,617
Reclaims receivable		1,124,677
Distributions receivable from Fidelity Central Funds		22,715
Prepaid expenses		618
Other receivables		148,228
Total assets		699,719,232
Liabilities
Payable for investments purchased	$755,043
Payable for fund shares redeemed	207,978
Accrued management fee	466,611
Distribution and service plan fees payable	29,125
Deferred taxes	2,144,816
Other payables and accrued expenses	89,774
Total liabilities		3,693,347
Net Assets		$696,025,885
Net Assets consist of:
Paid in capital		$523,043,757
Total accumulated earnings (loss)		172,982,128
Net Assets		$696,025,885

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($199,021,591 ÷ 8,741,172 shares)		$22.77
Service Class :
Net Asset Value, offering price and redemption price per share ($10,713,998 ÷ 473,386 shares)		$22.63
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($133,452,307 ÷ 5,940,323 shares)		$22.47
Investor Class :
Net Asset Value, offering price and redemption price per share ($352,837,989 ÷ 15,643,338 shares)		$22.56
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends		$8,993,119
Interest		2,405
Income from Fidelity Central Funds (including $3,175 from security lending)		472,223
Income before foreign taxes withheld		$9,467,747
Less foreign taxes withheld		(812,643)
Total income		8,655,104
Expenses
Management fee	$5,264,380
Transfer agent fees	111,394
Distribution and service plan fees	305,518
Accounting fees	51,441
Custodian fees and expenses	119,427
Independent trustees' fees and expenses	2,946
Audit fees	105,554
Legal	2,331
Interest	13,894
Miscellaneous	10,499
Total expenses before reductions	5,987,384
Expense reductions	(28,414)
Total expenses after reductions		5,958,970
Net Investment income (loss)		2,696,134
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $766,377)	60,046,646
Fidelity Central Funds	751
Foreign currency transactions	200,097
Total net realized gain (loss)		60,247,494
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $42,223)	(12,265,527)
Assets and liabilities in foreign currencies	(61,248)
Total change in net unrealized appreciation (depreciation)		(12,326,775)
Net gain (loss)		47,920,719
Net increase (decrease) in net assets resulting from operations		$50,616,853
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,696,134	$1,788,465
Net realized gain (loss)	60,247,494	5,890,446
Change in net unrealized appreciation (depreciation)	(12,326,775)	127,788,158
Net increase (decrease) in net assets resulting from operations	50,616,853	135,467,069
Distributions to shareholders	(4,835,175)	(1,768,610)

Share transactions - net increase (decrease)	16,924,137	6,643,708
Total increase (decrease) in net assets	62,705,815	140,342,167

Net Assets
Beginning of period	633,320,070	492,977,903
End of period	$696,025,885	$633,320,070

Financial Highlights
VIP International Capital Appreciation Portfolio Initial Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$21.20	$16.69	$24.37	$23.03	$19.50
Income from Investment Operations
Net investment income (loss) A,B	.11	.08	.06	.02	.08
Net realized and unrealized gain (loss)	1.64	4.51	(6.24)	2.75	4.13
Total from investment operations	1.75	4.59	(6.18)	2.77	4.21
Distributions from net investment income	(.18)	(.08)	(.05)	-	(.06)
Distributions from net realized gain	-	-	(1.45)	(1.43)	(.61)
Total distributions	(.18)	(.08)	(1.50)	(1.43)	(.68) C
Net asset value, end of period	$22.77	$21.20	$16.69	$24.37	$23.03
Total Return D,E	8.19%	27.50%	(26.40)%	12.39%	22.18%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.78%	.83%	.82%	.82%	.85%
Expenses net of fee waivers, if any	.78%	.82%	.82%	.82%	.85%
Expenses net of all reductions	.78%	.82%	.82%	.82%	.80%
Net investment income (loss)	.48%	.39%	.33%	.08%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$199,022	$184,496	$144,579	$185,777	$162,289
Portfolio turnover rate H	74%	72%	104%	147%	158%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP International Capital Appreciation Portfolio Service Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$21.13	$16.62	$24.28	$22.97	$19.46
Income from Investment Operations
Net investment income (loss) A,B	.08	.06	.04	- C	.06
Net realized and unrealized gain (loss)	1.63	4.50	(6.22)	2.73	4.12
Total from investment operations	1.71	4.56	(6.18)	2.73	4.18
Distributions from net investment income	(.21)	(.05)	(.03)	-	(.06)
Distributions from net realized gain	-	-	(1.45)	(1.42)	(.61)
Total distributions	(.21)	(.05)	(1.48)	(1.42)	(.67)
Net asset value, end of period	$22.63	$21.13	$16.62	$24.28	$22.97
Total Return D,E	8.04%	27.46%	(26.49)%	12.21%	22.11%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.92%	.93%	.92%	.92%	.94%
Expenses net of fee waivers, if any	.91%	.92%	.92%	.92%	.94%
Expenses net of all reductions	.91%	.92%	.92%	.92%	.90%
Net investment income (loss)	.35%	.29%	.23%	(.02)%	.30%
Supplemental Data
Net assets, end of period (000 omitted)	$10,714	$4,053	$3,877	$5,064	$3,298
Portfolio turnover rate H	74%	72%	104%	147%	158%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP International Capital Appreciation Portfolio Service Class 2

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$20.94	$16.49	$24.11	$22.81	$19.33
Income from Investment Operations
Net investment income (loss) A,B	.05	.03	.01	(.04)	.03
Net realized and unrealized gain (loss)	1.62	4.45	(6.16)	2.73	4.09
Total from investment operations	1.67	4.48	(6.15)	2.69	4.12
Distributions from net investment income	(.14)	(.03)	(.02)	-	(.03)
Distributions from net realized gain	-	-	(1.45)	(1.39)	(.61)
Total distributions	(.14)	(.03)	(1.47)	(1.39)	(.64)
Net asset value, end of period	$22.47	$20.94	$16.49	$24.11	$22.81
Total Return C,D	7.92%	27.18%	(26.57)%	12.11%	21.91%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.04%	1.08%	1.07%	1.07%	1.09%
Expenses net of fee waivers, if any	1.04%	1.07%	1.07%	1.07%	1.09%
Expenses net of all reductions	1.04%	1.07%	1.07%	1.07%	1.05%
Net investment income (loss)	.22%	.14%	.08%	(.17)%	.15%
Supplemental Data
Net assets, end of period (000 omitted)	$133,452	$102,350	$67,491	$68,271	$41,512
Portfolio turnover rate G	74%	72%	104%	147%	158%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP International Capital Appreciation Portfolio Investor Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$21.00	$16.53	$24.15	$22.85	$19.35
Income from Investment Operations
Net investment income (loss) A,B	.09	.06	.04	- C	.06
Net realized and unrealized gain (loss)	1.62	4.47	(6.17)	2.72	4.10
Total from investment operations	1.71	4.53	(6.13)	2.72	4.16
Distributions from net investment income	(.15)	(.06)	(.03)	-	(.05)
Distributions from net realized gain	-	-	(1.45)	(1.42)	(.61)
Total distributions	(.15)	(.06)	(1.49) D	(1.42)	(.66)
Net asset value, end of period	$22.56	$21.00	$16.53	$24.15	$22.85
Total Return E,F	8.12%	27.42%	(26.45)%	12.24%	22.14%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.86%	.90%	.90%	.90%	.92%
Expenses net of fee waivers, if any	.86%	.90%	.90%	.90%	.92%
Expenses net of all reductions	.86%	.90%	.90%	.90%	.88%
Net investment income (loss)	.40%	.32%	.25%	-% I	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$352,838	$342,421	$277,031	$426,865	$378,864
Portfolio turnover rate J	74%	72%	104%	147%	158%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
VIP International Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$181,512,645
Gross unrealized depreciation	(11,029,851)
Net unrealized appreciation (depreciation)	$170,482,794
Tax Cost	$526,728,575

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$976,263
Undistributed long-term capital gain	$3,749,702
Net unrealized appreciation (depreciation) on securities and other investments	$170,401,009

The tax character of distributions paid was as follows:

	December 31, 2024	December 31, 2023
Ordinary Income	$4,835,175	$ 1,768,610
Total	$4,835,175	$ 1,768,610

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP International Capital Appreciation Portfolio	520,836,136	502,980,143
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.74
Service Class	.74
Service Class 2.74
Investor Class	.82

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.74
Service Class	.74
Service Class 2.74
Investor Class	.82

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .67%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of 0.44% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA(UK).

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$6,719
Service Class 2	298,799
$305,518

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Initial Class	19,648.0630
Service Class	448.0630
Service Class 2	10,792.0630
Investor Class	80,506.1390
	111,394

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
VIP International Capital Appreciation Portfolio	.0481

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP International Capital Appreciation Portfolio	404

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, VIP International Capital Appreciation Portfolio had no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP International Capital Appreciation Portfolio	Borrower	8,153,364	5.58%	13,894

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP International Capital Appreciation Portfolio	25,570,043	44,275,270	6,772,928
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.
Amount ($)
VIP International Capital Appreciation Portfolio	1,049
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP International Capital Appreciation Portfolio	330	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $96.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $28,318.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
VIP International Capital Appreciation Portfolio
Distributions to shareholders
Initial Class	$1,533,340	$653,377
Service Class	97,243	10,008
Service Class 2	786,004	141,561
Investor Class	2,418,588	963,664
Total	$4,835,175	$1,768,610
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023
VIP International Capital Appreciation Portfolio
Initial Class
Shares sold	436,160	461,433	$10,192,579	$8,751,478
Reinvestment of distributions	63,889	32,680	1,533,340	653,377
Shares redeemed	(460,910)	(455,989)	(10,548,026)	(8,618,997)
Net increase (decrease)	39,139	38,124	$1,177,893	$785,858
Service Class
Shares sold	403,551	19,960	$9,334,527	$372,424
Reinvestment of distributions	4,029	487	96,124	9,735
Shares redeemed	(126,017)	(61,838)	(2,933,153)	(1,175,502)
Net increase (decrease)	281,563	(41,391)	$6,497,498	$(793,343)
Service Class 2
Shares sold	1,862,507	1,541,977	$42,363,949	$29,210,824
Reinvestment of distributions	33,193	7,150	786,004	141,561
Shares redeemed	(843,360)	(755,176)	(18,850,051)	(14,219,614)
Net increase (decrease)	1,052,340	793,951	$24,299,902	$15,132,771
Investor Class
Shares sold	763,377	1,485,936	$17,354,121	$28,031,009
Reinvestment of distributions	101,750	48,643	2,418,588	963,664
Shares redeemed	(1,526,071)	(1,989,473)	(34,823,865)	(37,476,251)
Net increase (decrease)	(660,944)	(454,894)	$(15,051,156)	$(8,481,578)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP International Capital Appreciation Portfolio	54	1	24
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund II and Shareholders of VIP International Capital Appreciation Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP International Capital Appreciation Portfolio (one of the funds constituting Variable Insurance Products Fund II, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2024, $3,749,701, or, if subsequently determined to be different, the net capital gain of such year.

Initial Class designates 8%; Service Class designates 7%; Service Class 2 designates 9%; and Investor Class designates 9%; of the dividend distributed respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
VIP International Capital Appreciation Portfolio
Initial Class	12/06/2024	$0.2080	$0.0511
Service Class	12/06/2024	$0.2383	$0.0511
Service Class 2	12/06/2024	$0.1714	$0.0511
Investor Class	12/06/2024	$0.1879	$0.0511

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	35,115,445,138.03	95.41
Withheld	1,688,162,573.22	4.59
TOTAL	36,803,607,711.25	100.00
Robert A. Lawrence
Affirmative	35,088,609,864.54	95.34
Withheld	1,714,997,846.71	4.66
TOTAL	36,803,607,711.25	100.00
Vijay C. Advani
Affirmative	35,010,407,909.42	95.13
Withheld	1,793,199,801.83	4.87
TOTAL	36,803,607,711.25	100.00
Thomas P. Bostick
Affirmative	35,057,529,083.85	95.26
Withheld	1,746,078,627.39	4.74
TOTAL	36,803,607,711.25	100.00
Donald F. Donahue
Affirmative	35,013,585,423.05	95.14
Withheld	1,790,022,288.19	4.86
TOTAL	36,803,607,711.25	100.00
Vicki L. Fuller
Affirmative	35,122,634,645.90	95.43
Withheld	1,680,973,065.35	4.57
TOTAL	36,803,607,711.25	100.00
Patricia L. Kampling
Affirmative	35,180,534,002.80	95.59
Withheld	1,623,073,708.44	4.41
TOTAL	36,803,607,711.25	100.00
Thomas A. Kennedy
Affirmative	35,124,156,340.38	95.44
Withheld	1,679,451,370.87	4.56
TOTAL	36,803,607,711.25	100.00
Oscar Munoz
Affirmative	35,015,482,863.79	95.14
Withheld	1,788,124,847.45	4.86
TOTAL	36,803,607,711.25	100.00
Karen B. Peetz
Affirmative	35,090,964,426.07	95.35
Withheld	1,712,643,285.17	4.65
TOTAL	36,803,607,711.25	100.00
David M. Thomas
Affirmative	34,979,784,204.17	95.04
Withheld	1,823,823,507.08	4.96
TOTAL	36,803,607,711.25	100.00
Susan Tomasky
Affirmative	35,096,963,470.38	95.36
Withheld	1,706,644,240.86	4.64
TOTAL	36,803,607,711.25	100.00
Michael E. Wiley
Affirmative	34,987,599,655.10	95.07
Withheld	1,816,008,056.15	4.93
TOTAL	36,803,607,711.25	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.811843.120
VIPCAP-ANN-0325
Fidelity® Variable Insurance Products:

VIP Total Market Index Portfolio
VIP Extended Market Index Portfolio
VIP International Index Portfolio

Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's®; and S&P®; are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
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Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Total Market Index Portfolio
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Common Stocks - 97.7%
	Shares	Value ($)
ARGENTINA - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Arcadium Lithium PLC	22,185	113,809
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	2,142	42,626
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Aptiv PLC	5,442	329,132
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	3,377	43,090
Liberty Global Ltd Class C (b)(c)	3,325	43,691

TOTAL BELGIUM		86,781
BERMUDA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	1,242	8,607
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	1,069	265,978
TOTAL BERMUDA		274,585
CANADA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Tankers Ltd Class A	499	19,855
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	3,765	339,641
Information Technology - 0.0%
Software - 0.0%
D-Wave Quantum Inc (b)(c)	2,898	24,343
Materials - 0.0%
Metals & Mining - 0.0%
McEwen Mining Inc (b)	827	6,434
TOTAL CANADA		390,273
CHINA - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
indie Semiconductor Inc Class A (b)(c)	3,323	13,458
NXP Semiconductors NV	5,210	1,082,899

TOTAL CHINA		1,096,357
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	1,189	18,774
Paper & Forest Products - 0.0%
Mercer International Inc	886	5,759
TOTAL GERMANY		24,533
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)	9,535	32,610
IRELAND - 0.4%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp	744	9,040
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	777	10,761
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)	306	21,946
Information Technology - 0.4%
IT Services - 0.4%
Accenture PLC Class A	12,811	4,506,782
TOTAL IRELAND		4,548,529
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)(c)	2,040	40,637
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	3,237	70,761
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc	864	42,932
NETHERLANDS - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (b)	880	15,541
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (b)	322	5,455
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	223	1,418
Liberty Latin America Ltd Class C (b)	2,940	18,640
		20,058
Financials - 0.0%
Banks - 0.0%
First BanCorp/Puerto Rico	3,418	63,541
Ofg Bancorp	929	39,315
Popular Inc	1,494	140,526
		243,382
Financial Services - 0.0%
EVERTEC Inc	1,290	44,543
TOTAL FINANCIALS		287,925

TOTAL PUERTO RICO		307,983
SINGAPORE - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Scilex Holding Co (b)	2,422	1,033
Scilex Holding Co (b)(d)	881	300
		1,333
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	1,106	51,606
TOTAL SINGAPORE		52,939
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	1,507	141,342
Financials - 0.0%
Insurance - 0.0%
SiriusPoint Ltd (b)	1,929	31,616
TOTAL SWEDEN		172,958
SWITZERLAND - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sunrise Communications AG ADR	1,381	59,493
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc (c)	2,506	22,629
Health Care - 0.0%
Biotechnology - 0.0%
CRISPR Therapeutics AG (b)(c)	1,730	68,093
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	6,215	888,559
TOTAL SWITZERLAND		1,038,774
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	742	163,151
UNITED KINGDOM - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Soho House & Co Inc Class A (b)(c)	664	4,946
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	8,786	254,267
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	563	7,370
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	7,060	162,945
TOTAL UNITED KINGDOM		429,528
UNITED STATES - 97.1%
Communication Services - 8.6%
Diversified Telecommunication Services - 0.6%
Anterix Inc (b)	388	11,900
AST SpaceMobile Inc Class A (b)(c)	2,904	61,274
AT&T Inc	146,650	3,339,221
Atn International Inc	209	3,512
Bandwidth Inc Class A (b)	479	8,153
Cogent Communications Holdings Inc (c)	857	66,049
Frontier Communications Parent Inc (b)	4,541	157,573
Globalstar Inc (b)	15,443	31,967
IDT Corp Class B	413	19,626
Iridium Communications Inc	2,461	71,418
Lumen Technologies Inc (b)	20,912	111,043
Shenandoah Telecommunications Co	864	10,895
Verizon Communications Inc	86,096	3,442,979
		7,335,610
Entertainment - 1.4%
AMC Entertainment Holdings Inc Class A (b)(c)	7,274	28,951
Atlanta Braves Holdings Inc Class A (b)(c)	186	7,589
Atlanta Braves Holdings Inc Class C (b)	826	31,603
Cinemark Holdings Inc (b)	2,165	67,072
Electronic Arts Inc	4,916	719,211
Endeavor Group Holdings Inc Class A (c)	3,897	121,937
Eventbrite Inc Class A (b)	1,601	5,378
Liberty Media Corp-Liberty Formula One Class A (b)	558	46,894
Liberty Media Corp-Liberty Formula One Class C (b)	4,453	412,615
Liberty Media Corp-Liberty Live Class A (b)	517	34,411
Liberty Media Corp-Liberty Live Class C (b)	842	57,307
Lions Gate Entertainment Corp Class A (b)(c)	2,215	18,916
Lions Gate Entertainment Corp Class B (b)	1,713	12,933
Live Nation Entertainment Inc (b)	3,199	414,271
Madison Square Garden Entertainment Corp Class A (b)	812	28,907
Madison Square Garden Sports Corp Class A (b)	345	77,860
Marcus Corp/The	533	11,460
Netflix Inc (b)	8,778	7,824,007
Playtika Holding Corp	1,012	7,022
ROBLOX Corp Class A (b)	10,778	623,615
Roku Inc Class A (b)	2,612	194,176
Skillz Inc Class A (b)(c)	209	1,050
Sphere Entertainment Co Class A (b)	524	21,128
Take-Two Interactive Software Inc (b)	3,335	613,907
TKO Group Holdings Inc Class A (b)	1,360	193,270
Vivid Seats Inc Class A (b)(c)	1,854	8,584
Walt Disney Co/The	37,090	4,129,972
Warner Bros Discovery Inc (b)	45,675	482,785
Warner Music Group Corp Class A	2,937	91,047
		16,287,878
Interactive Media & Services - 5.8%
Alphabet Inc Class A	119,869	22,691,202
Alphabet Inc Class C	98,216	18,704,255
Angi Inc Class A (b)(c)	1,275	2,116
Bumble Inc Class A (b)	1,952	15,889
Cargurus Inc Class A (b)	1,825	66,686
Cars.com Inc (b)	1,225	21,229
EverQuote Inc Class A (b)(c)	519	10,375
fuboTV Inc (b)	6,199	7,811
IAC Inc Class A (b)	1,428	61,604
Match Group Inc	5,291	173,069
MediaAlpha Inc Class A (b)	632	7,134
Meta Platforms Inc Class A	44,686	26,164,100
Nextdoor Holdings Inc Class A (b)	3,661	8,677
Pinterest Inc Class A (b)	12,370	358,730
QuinStreet Inc (b)	1,106	25,515
Rumble Inc Class A (b)(c)	1,721	22,390
Shutterstock Inc	470	14,265
Snap Inc Class A (b)	21,589	232,514
TripAdvisor Inc Class A (b)	2,160	31,903
Vimeo Inc Class A (b)	3,100	19,840
Yelp Inc Class A (b)	1,357	52,516
Ziff Davis Inc (b)	902	49,015
ZipRecruiter Inc Class A (b)	1,546	11,193
ZoomInfo Technologies Inc (b)	5,843	61,410
		68,813,438
Media - 0.6%
Advantage Solutions Inc Class A (b)	1,085	3,168
Altice USA Inc Class A (b)(c)	5,162	12,440
AMC Networks Inc Class A (b)	710	7,029
Boston Omaha Corp (b)	451	6,395
Cable One Inc	92	33,315
Cardlytics Inc (b)(c)	930	3,450
Charter Communications Inc Class A (b)	1,986	680,741
Clear Channel Outdoor Holdings Inc (b)	6,065	8,309
Comcast Corp Class A	79,014	2,965,396
EchoStar Corp Class A (b)	2,454	56,197
Entravision Communications Corp Class A	1,613	3,791
EW Scripps Co/The Class A (b)	1,015	2,243
Fox Corp Class A	4,599	223,420
Fox Corp Class B	2,679	122,537
Gannett Co Inc (b)	2,354	11,911
Gray Television Inc	1,714	5,399
iHeartMedia Inc Class A (b)	2,343	4,639
Integral Ad Science Holding Corp (b)	1,485	15,503
Interpublic Group of Cos Inc/The	7,703	215,838
John Wiley & Sons Inc Class A	821	35,886
Liberty Broadband Corp Class A (b)	512	38,072
Liberty Broadband Corp Class C (b)	2,118	158,342
Magnite Inc (b)	2,527	40,230
National CineMedia Inc (b)	2,004	13,307
New York Times Co/The Class A	3,354	174,576
News Corp Class A	7,642	210,461
News Corp Class B	2,389	72,697
Nexstar Media Group Inc	626	98,889
Omnicom Group Inc	4,004	344,504
Paramount Global Class A	480	10,704
Paramount Global Class B (c)	11,510	120,395
PubMatic Inc Class A (b)	793	11,649
Scholastic Corp	491	10,473
Sinclair Inc Class A	781	12,605
Sirius XM Holdings Inc (c)	4,547	103,672
Stagwell Inc Class A (b)	2,122	13,963
TechTarget Inc/old	513	10,168
TEGNA Inc	3,448	63,064
Thryv Holdings Inc (b)	669	9,901
Trade Desk Inc (The) Class A (b)	9,157	1,076,222
WideOpenWest Inc (b)	805	3,993
		7,015,494
Wireless Telecommunication Services - 0.2%
Gogo Inc (b)(c)	1,259	10,185
NII Holdings Inc (b)(e)	363	0
Spok Holdings Inc	384	6,163
T-Mobile US Inc	10,021	2,211,935
Telephone and Data Systems Inc	2,016	68,766
United States Cellular Corp (b)	298	18,691
		2,315,740
TOTAL COMMUNICATION SERVICES		101,768,160

Consumer Discretionary - 11.0%
Automobile Components - 0.1%
Adient PLC (b)	1,758	30,290
American Axle & Manufacturing Holdings Inc (b)	2,302	13,421
BorgWarner Inc	4,687	149,000
Cooper-Standard Holdings Inc (b)	318	4,312
Dana Inc	2,642	30,542
Dorman Products Inc (b)	565	73,196
Fox Factory Holding Corp (b)	821	24,852
Gentex Corp	4,729	135,864
Gentherm Inc (b)	618	24,674
Goodyear Tire & Rubber Co/The (b)	5,792	52,128
Holley Inc Class A (b)	1,357	4,098
LCI Industries	534	55,210
Lear Corp	1,163	110,136
Luminar Technologies Inc Class A (b)(c)	521	2,802
Modine Manufacturing Co (b)	1,078	124,973
Patrick Industries Inc	676	56,162
Phinia Inc	886	42,679
QuantumScape Corp Class A (b)(c)	7,664	39,776
Solid Power Inc (b)(c)	3,164	5,980
Standard Motor Products Inc	409	12,671
Stoneridge Inc (b)	495	3,103
Visteon Corp (b)	557	49,417
XPEL Inc (b)(f)	471	18,812
		1,064,098
Automobiles - 2.1%
Canoo Inc Class A (b)	55	77
Ford Motor Co	79,892	790,931
General Motors Co	22,992	1,224,784
Harley-Davidson Inc	2,452	73,879
Lucid Group Inc Class A (b)(c)	17,882	54,004
Rivian Automotive Inc Class A (b)(c)	14,767	196,401
Tesla Inc (b)	56,752	22,918,728
Thor Industries Inc	1,101	105,377
Winnebago Industries Inc	584	27,903
		25,392,084
Broadline Retail - 3.6%
Amazon.com Inc (b)	191,062	41,917,092
ContextLogic Inc Class A (b)(c)	533	3,747
Dillard's Inc Class A	60	25,904
eBay Inc	10,004	619,748
Etsy Inc (b)	2,364	125,032
Groupon Inc (b)(c)	516	6,269
Kohl's Corp (c)	2,245	31,520
Macy's Inc	5,720	96,840
Nordstrom Inc	1,970	47,576
Ollie's Bargain Outlet Holdings Inc (b)	1,256	137,821
Qurate Retail Inc Class A (b)	6,915	2,281
		43,013,830
Distributors - 0.1%
A-Mark Precious Metals Inc	349	9,562
Genuine Parts Co	2,851	332,883
LKQ Corp	5,385	197,899
Pool Corp	783	266,956
		807,300
Diversified Consumer Services - 0.1%
ADT Inc	6,374	44,044
Adtalem Global Education Inc (b)	781	70,954
Bright Horizons Family Solutions Inc (b)	1,191	132,022
Carriage Services Inc	274	10,919
Chegg Inc (b)	1,911	3,077
Coursera Inc (b)	2,414	20,519
Duolingo Inc Class A (b)	767	248,684
European Wax Center Inc Class A (b)	725	4,836
Frontdoor Inc (b)	1,574	86,051
Graham Holdings Co Class B	70	61,034
Grand Canyon Education Inc (b)	602	98,608
H&R Block Inc	2,863	151,281
Laureate Education Inc	2,835	51,852
Mister Car Wash Inc (b)	1,898	13,836
Nerdy Inc Class A (b)	1,972	3,195
Perdoceo Education Corp	1,268	33,564
Service Corp International/US	2,980	237,864
Strategic Education Inc	494	46,149
Stride Inc (b)	874	90,835
Udemy Inc (b)	1,798	14,798
Universal Technical Institute Inc (b)	866	22,265
WW International Inc (b)(c)	1,348	1,711
		1,448,098
Hotels, Restaurants & Leisure - 2.1%
Accel Entertainment Inc Class A (b)	1,178	12,581
Airbnb Inc Class A (b)	9,002	1,182,953
Aramark	5,401	201,511
BJ's Restaurants Inc (b)	478	16,795
Bloomin' Brands Inc	1,489	18,181
Booking Holdings Inc	685	3,403,368
Boyd Gaming Corp	1,416	102,717
Brinker International Inc (b)	913	120,781
Caesars Entertainment Inc (b)	4,445	148,552
Carnival Corp (b)	20,672	515,146
Cheesecake Factory Inc/The (c)	946	44,878
Chipotle Mexican Grill Inc (b)	28,010	1,689,003
Choice Hotels International Inc	457	64,885
Churchill Downs Inc	1,504	200,844
Cracker Barrel Old Country Store Inc	453	23,946
Darden Restaurants Inc	2,424	452,537
Dave & Buster's Entertainment Inc (b)(c)	616	17,981
Denny's Corp (b)(c)	976	5,905
Dine Brands Global Inc	288	8,669
Domino's Pizza Inc	716	300,548
DoorDash Inc Class A (b)	6,764	1,134,661
DraftKings Inc Class A (b)	9,943	369,880
Dutch Bros Inc Class A (b)	2,342	122,674
El Pollo Loco Holdings Inc (b)	479	5,528
Everi Holdings Inc (b)	1,732	23,399
Expedia Group Inc Class A (b)	2,551	475,328
First Watch Restaurant Group Inc (b)(c)	646	12,022
Golden Entertainment Inc	442	13,967
Hilton Grand Vacations Inc (b)	1,296	50,479
Hilton Worldwide Holdings Inc	5,030	1,243,215
Hyatt Hotels Corp Class A	924	145,050
Jack in the Box Inc (c)	399	16,614
Krispy Kreme Inc (c)	1,713	17,010
Kura Sushi USA Inc Class A (b)	105	9,511
Las Vegas Sands Corp	7,242	371,949
Life Time Group Holdings Inc (b)	1,478	32,693
Light & Wonder Inc Class A (b)	1,820	157,212
Lindblad Expeditions Holdings Inc (b)	712	8,444
Lucky Strike Entertainment Corp Class A (c)	539	5,395
Marriott International Inc/MD Class A1	4,776	1,332,217
Marriott Vacations Worldwide Corp	673	60,435
McDonald's Corp	14,669	4,252,396
MGM Resorts International (b)	4,737	164,137
Monarch Casino & Resort Inc	261	20,593
Norwegian Cruise Line Holdings Ltd (b)	9,008	231,776
Papa John's International Inc	670	27,517
Penn Entertainment Inc (b)	3,007	59,599
Planet Fitness Inc Class A (b)	1,733	171,342
Playa Hotels & Resorts NV (b)	1,899	24,022
PlayAGS Inc (b)	778	8,970
Portillo's Inc Class A (b)(c)	1,112	10,453
Potbelly Corp (b)	448	4,220
Rci Hospitality Holdings Inc	160	9,195
Red Robin Gourmet Burgers Inc (b)	296	1,624
Red Rock Resorts Inc Class A	1,003	46,379
Royal Caribbean Cruises Ltd	4,843	1,117,232
Rush Street Interactive Inc Class A (b)	1,558	21,376
Sabre Corp (b)	7,791	28,437
Shake Shack Inc Class A (b)	809	105,008
Six Flags Entertainment Corp	1,928	92,910
Starbucks Corp	23,177	2,114,901
Sweetgreen Inc Class A (b)	2,102	67,390
Target Hospitality Corp (b)	680	6,572
Texas Roadhouse Inc	1,365	246,287
Travel + Leisure Co	1,444	72,850
United Parks & Resorts Inc (b)	638	35,849
Vail Resorts Inc	774	145,086
Viking Holdings Ltd	1,877	82,701
Wendy's Co/The	3,437	56,023
Wingstop Inc	601	170,804
Wyndham Hotels & Resorts Inc	1,621	163,381
Wynn Resorts Ltd	1,918	165,255
Xponential Fitness Inc Class A (b)	511	6,873
Yum! Brands Inc	5,744	770,615
		24,641,237
Household Durables - 0.5%
Beazer Homes USA Inc (b)	556	15,268
Cavco Industries Inc (b)	167	74,520
Century Communities Inc	557	40,862
Champion Homes Inc (b)	1,071	94,355
Cricut Inc Class A	915	5,216
DR Horton Inc	6,005	839,619
Dream Finders Homes Inc Class A (b)(c)	545	12,682
Ethan Allen Interiors Inc	445	12,509
Garmin Ltd	3,145	648,688
Gopro Inc Class A (b)	2,289	2,495
Green Brick Partners Inc (b)	629	35,532
Helen of Troy Ltd (b)	488	29,197
Hovnanian Enterprises Inc Class A (b)	93	12,445
Installed Building Products Inc (c)	480	84,120
iRobot Corp (b)	668	5,177
KB Home	1,494	98,186
La-Z-Boy Inc	862	37,557
Landsea Homes Corp Class A (b)	361	3,065
Legacy Housing Corp (b)	230	5,676
Leggett & Platt Inc	2,657	25,507
Lennar Corp Class A	4,965	677,077
Lennar Corp Class B	210	27,752
LGI Homes Inc (b)	420	37,548
Lovesac Co/The (b)	317	7,500
M/I Homes Inc (b)	568	75,516
Meritage Homes Corp	750	115,365
Mohawk Industries Inc (b)	1,076	128,184
Newell Brands Inc	8,569	85,347
NVR Inc (b)	63	515,271
PulteGroup Inc	4,250	462,825
Purple Innovation Inc Class A (b)	1,233	962
SharkNinja Inc	1,350	131,436
Sonos Inc (b)	2,449	36,833
Taylor Morrison Home Corp (b)	2,148	131,479
Tempur Sealy International Inc	3,560	201,816
Toll Brothers Inc	2,103	264,873
TopBuild Corp (b)	616	191,785
Tri Pointe Homes Inc (b)	1,952	70,780
Whirlpool Corp	1,129	129,248
Worthington Enterprises Inc	611	24,507
		5,398,780
Leisure Products - 0.0%
Acushnet Holdings Corp (c)	563	40,018
AMMO Inc (b)	2,002	2,202
Brunswick Corp/DE	1,380	89,258
Clarus Corp	558	2,517
Funko Inc Class A (b)	750	10,043
Hasbro Inc	2,696	150,733
JAKKS Pacific Inc (b)	199	5,602
Johnson Outdoors Inc Class A	114	3,762
Malibu Boats Inc Class A (b)	404	15,186
MasterCraft Boat Holdings Inc (b)	301	5,740
Mattel Inc (b)	6,993	123,986
Peloton Interactive Inc Class A (b)(c)	7,283	63,362
Polaris Inc (c)	1,095	63,094
Revelyst Inc	1,171	22,518
Smith & Wesson Brands Inc	884	8,933
Sturm Ruger & Co Inc	326	11,531
Topgolf Callaway Brands Corp (b)	2,875	22,598
YETI Holdings Inc (b)	1,708	65,775
		706,858
Specialty Retail - 2.0%
1-800-Flowers.com Inc Class A (b)(c)	501	4,093
Abercrombie & Fitch Co Class A (b)	1,048	156,645
Academy Sports & Outdoors Inc	1,496	86,065
Advance Auto Parts Inc (c)	1,197	56,606
America's Car-Mart Inc/TX (b)	128	6,560
American Eagle Outfitters Inc	3,595	59,929
Arhaus Inc Class A (c)	1,058	9,945
Arko Corp	1,353	8,916
Asbury Automotive Group Inc (b)(c)	413	100,371
AutoNation Inc (b)	539	91,544
AutoZone Inc (b)	349	1,117,498
Bath & Body Works Inc	4,580	177,567
Best Buy Co Inc	4,017	344,659
Beyond Inc (b)(c)	861	4,245
Boot Barn Holdings Inc (b)	617	93,673
Buckle Inc/The	606	30,791
Build-A-Bear Workshop Inc	243	11,188
Burlington Stores Inc (b)	1,292	368,298
Caleres Inc	708	16,397
Camping World Holdings Inc Class A	915	19,288
CarMax Inc (b)	3,198	261,468
Carvana Co Class A (b)	2,330	473,829
Chewy Inc Class A (b)	2,865	95,949
Children's Place Inc/The (b)(c)	297	3,107
Children's Place Inc/The rights (b)	297	94
Citi Trends Inc (b)(c)	173	4,541
Designer Brands Inc Class A (c)	868	4,635
Destination XL Group Inc (b)(c)	893	2,402
Dick's Sporting Goods Inc (c)	1,187	271,633
EVgo Inc Class A (b)(c)	1,897	7,683
Five Below Inc (b)	1,133	118,920
Floor & Decor Holdings Inc Class A (b)	2,199	219,240
Foot Locker Inc (b)	1,736	37,775
GameStop Corp Class A (b)(c)	7,944	248,965
Gap Inc/The	4,558	107,706
Genesco Inc (b)	232	9,918
Group 1 Automotive Inc	270	113,800
GrowGeneration Corp (b)	943	1,593
Guess? Inc (c)	597	8,394
Haverty Furniture Cos Inc	283	6,300
Home Depot Inc/The	20,277	7,887,550
J Jill Inc	150	4,143
Leslie's Inc (b)	3,885	8,664
Lithia Motors Inc Class A	548	195,872
Lowe's Cos Inc	11,653	2,875,960
MarineMax Inc (b)	371	10,740
Monro Inc	619	15,351
Murphy USA Inc	381	191,167
National Vision Holdings Inc (b)	1,612	16,797
O'Reilly Automotive Inc (b)	1,185	1,405,173
ODP Corp/The (b)	675	15,350
OneWater Marine Inc Class A (b)(c)	225	3,911
Penske Automotive Group Inc	378	57,622
Petco Health & Wellness Co Inc Class A (b)	1,766	6,728
PetMed Express Inc (b)(c)	361	1,739
RealReal Inc/The (b)(c)	2,029	22,177
Revolve Group Inc Class A (b)	765	25,620
RH (b)	307	120,832
Ross Stores Inc	6,821	1,031,813
RumbleON Inc Class B (b)	349	1,895
Sally Beauty Holdings Inc (b)	2,078	21,715
Shoe Carnival Inc	338	11,181
Signet Jewelers Ltd	906	73,123
Sleep Number Corp (b)(c)	466	7,102
Sonic Automotive Inc Class A	297	18,815
Sportsman's Warehouse Holdings Inc (b)	582	1,553
Stitch Fix Inc Class A (b)	2,174	9,370
ThredUp Inc Class A (b)	1,360	1,890
TJX Cos Inc/The	23,092	2,789,745
Tractor Supply Co	11,033	585,411
Ulta Beauty Inc (b)	977	424,927
Upbound Group Inc	1,042	30,395
Urban Outfitters Inc (b)	1,148	63,002
Valvoline Inc (b)	2,666	96,456
Victoria's Secret & Co (b)	1,580	65,444
Warby Parker Inc Class A (b)	1,806	43,723
Wayfair Inc Class A (b)(c)	2,026	89,792
Williams-Sonoma Inc	2,632	487,394
Winmark Corp	58	22,798
Zumiez Inc (b)	354	6,786
		23,511,956
Textiles, Apparel & Luxury Goods - 0.4%
Capri Holdings Ltd (b)	2,387	50,270
Carter's Inc (c)	718	38,908
Columbia Sportswear Co	663	55,646
Crocs Inc (b)	1,220	133,627
Deckers Outdoor Corp (b)	3,120	633,641
Figs Inc Class A (b)(c)	2,560	15,846
G-III Apparel Group Ltd (b)	813	26,520
Hanesbrands Inc (b)	7,042	57,322
Kontoor Brands Inc (c)	1,034	88,314
Levi Strauss & Co Class A	2,088	36,122
Lululemon Athletica Inc (b)	2,353	899,811
Movado Group Inc	280	5,509
NIKE Inc Class B	24,577	1,859,742
Oxford Industries Inc	297	23,398
PVH Corp	1,156	122,247
Ralph Lauren Corp Class A	821	189,635
Skechers USA Inc Class A (b)	2,723	183,095
Steven Madden Ltd	1,474	62,674
Tapestry Inc	4,714	307,966
Under Armour Inc Class A (b)	5,390	44,630
Under Armour Inc Class C (b)	855	6,378
Vera Bradley Inc (b)(c)	413	1,622
VF Corp	6,789	145,692
Wolverine World Wide Inc	1,613	35,809
		5,024,424
TOTAL CONSUMER DISCRETIONARY		131,008,665

Consumer Staples - 5.1%
Beverages - 1.0%
Boston Beer Co Inc/The Class A (b)	179	53,696
Brown-Forman Corp Class B	3,765	142,995
Celsius Holdings Inc (b)	3,214	84,657
Coca-Cola Co/The	79,296	4,936,969
Coca-Cola Consolidated Inc	121	152,459
Constellation Brands Inc Class A	3,204	708,084
Keurig Dr Pepper Inc	21,619	694,402
MGP Ingredients Inc (c)	278	10,944
Molson Coors Beverage Co Class B	3,594	206,008
Monster Beverage Corp (b)	14,426	758,231
National Beverage Corp	480	20,481
PepsiCo Inc	28,081	4,269,997
Vita Coco Co Inc/The (b)	772	28,495
		12,067,418
Consumer Staples Distribution & Retail - 1.9%
Albertsons Cos Inc	8,272	162,462
Andersons Inc/The	647	26,216
BJ's Wholesale Club Holdings Inc (b)	2,714	242,496
Blue Apron Holdings Inc warrants 11/4/2028 (b)(e)	142	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(e)	142	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(e)	142	0
Casey's General Stores Inc	759	300,739
Chefs' Warehouse Inc/The (b)	705	34,771
Costco Wholesale Corp	9,065	8,305,988
Dollar General Corp	4,503	341,417
Dollar Tree Inc (b)	4,139	310,177
Grocery Outlet Holding Corp (b)	1,958	30,564
Ingles Markets Inc Class A	300	19,331
Kroger Co/The	13,577	830,234
Performance Food Group Co (b)	3,185	269,292
PriceSmart Inc	529	48,758
SpartanNash Co	684	12,530
Sprouts Farmers Market Inc (b)	2,046	259,985
Sysco Corp	10,052	768,576
Target Corp	9,465	1,279,479
United Natural Foods Inc (b)	1,205	32,909
US Foods Holding Corp (b)	4,995	336,963
Walgreens Boots Alliance Inc	14,715	137,291
Walmart Inc	88,817	8,024,616
Weis Markets Inc	333	22,551
		21,797,345
Food Products - 0.6%
Archer-Daniels-Midland Co	9,790	494,591
B&G Foods Inc (c)	1,564	10,776
Beyond Meat Inc (b)(c)	1,187	4,463
BRC Inc Class A (b)	874	2,770
Bunge Global SA	2,902	225,660
Cal-Maine Foods Inc	837	86,144
Calavo Growers Inc	333	8,492
Conagra Brands Inc	9,808	272,172
Darling Ingredients Inc (b)	3,280	110,503
Flowers Foods Inc	3,968	81,979
Fresh Del Monte Produce Inc	687	22,815
Freshpet Inc (b)	994	147,221
General Mills Inc	11,376	725,448
Hain Celestial Group Inc (b)	1,854	11,402
Hershey Co/The	3,022	511,776
Hormel Foods Corp	5,948	186,589
Ingredion Inc	1,331	183,092
J & J Snack Foods Corp	315	48,866
JM Smucker Co	2,181	240,172
John B Sanfilippo & Son Inc	178	15,506
Kellanova	5,472	443,068
Kraft Heinz Co/The	18,049	554,285
Lamb Weston Holdings Inc	2,942	196,614
Lancaster Colony Corp	401	69,429
McCormick & Co Inc/MD	5,153	392,865
Mission Produce Inc (b)	930	13,364
Mondelez International Inc	27,312	1,631,346
Pilgrim's Pride Corp (b)(c)	807	36,630
Post Holdings Inc (b)	977	111,827
Seaboard Corp	5	12,148
Seneca Foods Corp Class A (b)	90	7,133
Simply Good Foods Co/The (b)	1,841	71,762
The Campbell's Company	4,033	168,902
Tootsie Roll Industries Inc Class A	351	11,348
TreeHouse Foods Inc (b)	957	33,619
Tyson Foods Inc Class A	5,843	335,622
Utz Brands Inc Class A (c)	1,414	22,143
Vital Farms Inc (b)	603	22,727
Westrock Coffee Co (b)	658	4,224
WK Kellogg Co (c)	1,343	24,161
		7,553,654
Household Products - 1.0%
Central Garden & Pet Co (b)	93	3,608
Central Garden & Pet Co Class A	1,169	38,635
Church & Dwight Co Inc	5,008	524,388
Clorox Co/The	2,533	411,385
Colgate-Palmolive Co	16,710	1,519,106
Energizer Holdings Inc	1,311	45,741
Kimberly-Clark Corp	6,883	901,948
Procter & Gamble Co/The	48,130	8,068,995
Reynolds Consumer Products Inc	1,117	30,147
Spectrum Brands Holdings Inc	567	47,906
WD-40 Co	275	66,737
		11,658,596
Personal Care Products - 0.1%
Beauty Health Co/The Class A (b)	1,724	2,741
BellRing Brands Inc (b)	2,649	199,576
Coty Inc Class A (b)	7,328	51,003
Edgewell Personal Care Co	987	33,163
elf Beauty Inc (b)(c)	1,157	145,261
Estee Lauder Cos Inc/The Class A	4,775	358,030
Herbalife Ltd (b)	2,105	14,082
Honest Co Inc/The (b)	1,422	9,854
Interparfums Inc	360	47,344
Kenvue Inc	39,185	836,600
Medifast Inc (b)	198	3,489
Nu Skin Enterprises Inc Class A	927	6,387
Olaplex Holdings Inc (b)(c)	2,144	3,709
USANA Health Sciences Inc (b)	224	8,039
		1,719,278
Tobacco - 0.5%
Altria Group Inc	34,873	1,823,509
Philip Morris International Inc	31,800	3,827,131
Turning Point Brands Inc	364	21,876
Universal Corp/VA	500	27,420
		5,699,936
TOTAL CONSUMER STAPLES		60,496,227

Energy - 3.2%
Energy Equipment & Services - 0.3%
Archrock Inc	3,488	86,816
Atlas Energy Solutions Inc (c)	1,192	26,439
Baker Hughes Co Class A	20,313	833,239
Bristow Group Inc (b)	504	17,287
Cactus Inc Class A	1,377	80,362
ChampionX Corp	3,973	108,026
Core Laboratories Inc (c)	983	17,016
DMC Global Inc (b)	373	2,741
Expro Group Holdings NV (b)	2,143	26,723
Halliburton Co	18,092	491,921
Helix Energy Solutions Group Inc (b)	2,965	27,634
Helmerich & Payne Inc	2,060	65,961
Innovex International Inc (b)	728	10,170
KLX Energy Services Holdings Inc (b)	265	1,319
Kodiak Gas Services Inc	525	21,436
Liberty Energy Inc Class A	3,334	66,313
Nabors Industries Ltd (b)	192	10,977
Noble Corp PLC	2,847	89,396
NOV Inc	8,156	119,078
NPK International Inc (b)	1,725	13,231
Oceaneering International Inc (b)	2,043	53,281
Oil States International Inc (b)	1,346	6,811
Patterson-UTI Energy Inc	7,208	59,538
ProPetro Holding Corp (b)	1,644	15,339
Ranger Energy Services Inc Class A	362	5,604
RPC Inc (c)	1,585	9,415
Schlumberger NV	29,071	1,114,582
SEACOR Marine Holdings Inc (b)	458	3,004
Select Water Solutions Inc Class A	1,856	24,573
Solaris Energy Infrastructure Inc Class A	553	15,915
TETRA Technologies Inc (b)	2,539	9,090
Tidewater Inc (b)	967	52,905
Transocean Ltd (b)(c)	15,625	58,594
Valaris Ltd (b)	1,341	59,326
Weatherford International PLC	1,513	108,376
		3,712,438
Oil, Gas & Consumable Fuels - 2.9%
Aemetis Inc (b)(c)	1,020	2,744
Amplify Energy Corp (b)(c)	709	4,254
Antero Midstream Corp	6,826	103,004
Antero Resources Corp (b)	5,998	210,230
APA Corp	7,602	175,530
Berry Corp	1,655	6,835
California Resources Corp	1,454	75,448
Centrus Energy Corp Class A (b)(c)	284	18,917
Cheniere Energy Inc	4,629	994,633
Chevron Corp	34,782	5,037,825
Chord Energy Corp	1,281	149,775
Civitas Resources Inc	1,883	86,373
Clean Energy Fuels Corp (b)	3,574	8,971
CNX Resources Corp (b)	3,125	114,594
Comstock Resources Inc (c)	1,782	32,468
ConocoPhillips	23,754	2,355,684
CONSOL Energy Inc	558	59,527
Coterra Energy Inc	15,169	387,416
Crescent Energy Co Class A (c)	3,119	45,569
CVR CHC LP	678	12,706
Delek US Holdings Inc	1,299	24,032
Devon Energy Corp	12,836	420,122
Diamondback Energy Inc	3,838	628,780
Dorian LPG Ltd	716	17,449
DT Midstream Inc	1,991	197,965
EOG Resources Inc	11,632	1,425,851
Eqt Corp	12,163	560,836
Evolution Petroleum Corp (c)	736	3,849
Excelerate Energy Inc Class A	370	11,193
Expand Energy Corp	4,227	420,798
Exxon Mobil Corp	90,857	9,773,487
FutureFuel Corp	509	2,693
Gevo Inc (b)(c)	4,584	9,581
Granite Ridge Resources Inc	1,111	7,177
Green Plains Inc (b)	1,280	12,134
Gulfport Energy Corp (b)	258	47,524
Hallador Energy Co (b)	692	7,923
Hess Corp	5,654	752,039
HF Sinclair Corp	3,353	117,523
International Seaways Inc	846	30,405
Kinder Morgan Inc	39,489	1,081,999
Kinetik Holdings Inc Class A	772	43,780
Magnolia Oil & Gas Corp Class A (c)	3,930	91,883
Marathon Petroleum Corp	6,851	955,715
Matador Resources Co	2,403	135,193
Murphy Oil Corp	2,972	89,933
New Fortress Energy Inc Class A (c)	1,377	20,820
NextDecade Corp (b)(c)	2,705	20,856
Northern Oil & Gas Inc	2,068	76,847
Occidental Petroleum Corp	13,789	681,314
ONEOK Inc	11,948	1,199,579
Ovintiv Inc	5,422	219,591
Par Pacific Holdings Inc (b)	1,145	18,767
PBF Energy Inc Class A	2,004	53,206
Peabody Energy Corp	2,533	53,041
Permian Resources Corp Class A	13,093	188,277
Phillips 66	8,567	976,038
Range Resources Corp	4,980	179,180
REX American Resources Corp (b)	334	13,924
Riley Exploration Permian Inc	188	6,001
Ring Energy Inc (b)	2,319	3,154
SandRidge Energy Inc	695	8,138
Sitio Royalties Corp Class A	1,617	31,014
SM Energy Co	2,373	91,977
Talos Energy Inc (b)	2,449	23,780
Targa Resources Corp	4,480	799,680
Texas Pacific Land Corp (c)	386	426,901
Uranium Energy Corp (b)(c)	8,255	55,226
VAALCO Energy Inc	2,189	9,566
Valero Energy Corp	6,558	803,945
Vital Energy Inc (b)(c)	563	17,408
Vitesse Energy Inc (c)	514	12,850
W&T Offshore Inc	1,749	2,903
Williams Cos Inc/The	24,927	1,349,049
World Kinect Corp	1,170	32,187
		34,127,586
TOTAL ENERGY		37,840,024

Financials - 13.8%
Banks - 3.6%
1st Source Corp	348	20,316
Amalgamated Financial Corp	419	14,024
Amerant Bancorp Inc Class A	695	15,575
Ameris Bancorp	1,348	84,344
Arrow Financial Corp	265	7,608
Associated Banc-Corp	3,084	73,708
Atlantic Union Bankshares Corp	1,873	70,949
Axos Financial Inc (b)	1,116	77,953
Banc of California Inc	2,769	42,809
BancFirst Corp	404	47,341
Bancorp Inc/The (b)	990	52,104
Bank First Corp	186	18,431
Bank of America Corp	138,045	6,067,079
Bank of Hawaii Corp	803	57,206
Bank OZK	2,202	98,055
BankUnited Inc	1,565	59,736
Banner Corp	693	46,272
Berkshire Hills Bancorp Inc	855	24,308
BOK Financial Corp	478	50,883
Brookline Bancorp Inc	1,778	20,980
Byline Bancorp Inc	505	14,645
Cadence Bank	3,765	129,704
Camden National Corp	305	13,036
Capitol Federal Financial Inc	2,366	13,983
Cathay General Bancorp	1,459	69,463
Central Pacific Financial Corp	550	15,978
Citigroup Inc	39,021	2,746,688
Citizens Financial Group Inc	9,180	401,717
City Holding Co	299	35,426
Coastal Financial Corp/WA Class A (b)	230	19,529
Columbia Banking System Inc	4,319	116,656
Columbia Financial Inc (b)	524	8,284
Comerica Inc	2,725	168,541
Commerce Bancshares Inc/MO	2,537	158,080
Community Financial System Inc	1,103	68,033
Community Trust Bancorp Inc	299	15,856
Connectone Bancorp Inc	741	16,976
CrossFirst Bankshares Inc (b)	895	13,559
Cullen/Frost Bankers Inc	1,319	177,076
Customers Bancorp Inc (b)	590	28,721
CVB Financial Corp	2,646	56,651
Dime Community Bancshares Inc	769	23,635
Eagle Bancorp Inc	596	15,514
East West Bancorp Inc	2,845	272,437
Eastern Bankshares Inc	3,877	66,878
Enterprise Financial Services Corp	756	42,638
Equity Bancshares Inc Class A	276	11,708
Esquire Financial Holdings Inc	137	10,892
FB Financial Corp	699	36,005
Fifth Third Bancorp	13,844	585,324
First Bancorp/Southern Pines NC	875	38,474
First Bancshares Inc/The	557	19,495
First Busey Corp	1,093	25,762
First Citizens BancShares Inc/NC Class A	245	517,690
First Commonwealth Financial Corp	2,074	35,092
First Financial Bancorp	1,924	51,717
First Financial Bankshares Inc	2,663	96,001
First Financial Corp/IN	216	9,977
First Foundation Inc	1,246	7,738
First Hawaiian Inc	2,577	66,873
First Horizon Corp	10,996	221,459
First Interstate BancSystem Inc Class A	1,739	56,465
First Merchants Corp	1,234	49,224
First Mid Bancshares Inc	408	15,023
First of Long Island Corp/The	379	4,427
Flagstar Financial Inc (c)	6,250	58,313
Flushing Financial Corp	550	7,854
FNB Corp/PA	7,444	110,022
Fulton Financial Corp	3,787	73,013
German American Bancorp Inc	609	24,494
Glacier Bancorp Inc	2,343	117,665
Great Southern Bancorp Inc	173	10,328
Hancock Whitney Corp	1,791	98,004
Hanmi Financial Corp	601	14,196
Harborone Northeast Bancorp Inc	823	9,736
Heartland Financial USA Inc	867	53,151
Heritage Commerce Corp	1,220	11,444
Heritage Financial Corp Wash	692	16,954
Hilltop Holdings Inc	954	27,313
Hingham Institution For Savings The	39	9,911
Home BancShares Inc/AR	3,853	109,040
HomeStreet Inc (b)	395	4,511
Hope Bancorp Inc	2,448	30,086
Horizon Bancorp Inc/IN	876	14,112
Huntington Bancshares Inc/OH	29,716	483,479
Independent Bank Corp	891	57,193
Independent Bank Corp/MI	414	14,420
Independent Bank Group Inc	728	44,168
International Bancshares Corp	1,120	70,739
JPMorgan Chase & Co	58,188	13,948,246
Kearny Financial Corp/MD	1,217	8,616
KeyCorp	19,005	325,746
Lakeland Financial Corp	507	34,861
Live Oak Bancshares Inc	669	26,459
M&T Bank Corp	3,417	642,430
Mercantile Bank Corp	326	14,504
Metropolitan Bank Holding Corp (b)	194	11,330
Midland States Bancorp Inc	435	10,614
National Bank Holdings Corp Class A	764	32,898
Nbt Bancorp Inc	959	45,802
Nicolet Bankshares Inc	262	27,486
Northfield Bancorp Inc	769	8,936
Northwest Bancshares Inc	2,526	33,318
OceanFirst Financial Corp	1,211	21,919
Old National Bancorp/IN	6,563	142,450
Old Second Bancorp Inc	906	16,109
Origin Bancorp Inc	607	20,207
Pacific Premier Bancorp Inc	1,941	48,370
Park National Corp	296	50,743
Pathward Financial Inc	503	37,011
Peapack-Gladstone Financial Corp	334	10,705
Peoples Bancorp Inc/OH	697	22,088
Pinnacle Financial Partners Inc	1,575	180,164
PNC Financial Services Group Inc/The	8,127	1,567,292
Preferred Bank/Los Angeles CA	257	22,200
Premier Financial Corp	699	17,873
Prosperity Bancshares Inc	1,968	148,289
Provident Financial Services Inc	2,647	49,949
QCR Holdings Inc	341	27,498
Regions Financial Corp	18,720	440,294
Renasant Corp	1,294	46,261
S&T Bancorp Inc	781	29,850
Sandy Spring Bancorp Inc	914	30,811
Seacoast Banking Corp of Florida	1,712	47,131
ServisFirst Bancshares Inc	1,017	86,181
Simmons First National Corp Class A	2,551	56,581
Southside Bancshares Inc	558	17,722
SouthState Corp	1,571	156,283
Stellar Bancorp Inc	975	27,641
Stock Yards Bancorp Inc (c)	541	38,741
Synovus Financial Corp	2,964	151,846
Texas Capital Bancshares Inc (b)	961	75,150
TFS Financial Corp	1,072	13,464
Tompkins Financial Corp	247	16,754
Towne Bank/Portsmouth VA	1,403	47,786
TriCo Bancshares	672	29,366
Triumph Financial Inc (b)	447	40,623
Truist Financial Corp	27,399	1,188,569
TrustCo Bank Corp NY	397	13,224
Trustmark Corp	1,223	43,258
UMB Financial Corp	898	101,348
United Bankshares Inc/WV	2,812	105,591
United Community Banks Inc/GA	2,497	80,678
Univest Financial Corp	594	17,529
US Bancorp	31,931	1,527,260
Valley National Bancorp	8,669	78,541
Veritex Holdings Inc	1,109	30,120
WaFd Inc	1,642	52,938
Washington Trust Bancorp Inc	359	11,255
Webster Financial Corp	3,520	194,374
Wells Fargo & Co	69,618	4,889,968
WesBanco Inc	1,189	38,690
Westamerica BanCorp	546	28,643
Western Alliance Bancorp	2,240	187,130
Wintrust Financial Corp	1,369	170,728
WSFS Financial Corp	1,196	63,543
Zions Bancorp NA	3,038	164,812
		42,883,674
Capital Markets - 3.3%
Affiliated Managers Group Inc	614	113,541
Ameriprise Financial Inc	2,007	1,068,587
Ares Management Corp Class A	3,774	668,111
Artisan Partners Asset Management Inc Class A	1,419	61,088
B Riley Financial Inc (c)	321	1,473
Bank of New York Mellon Corp/The	15,075	1,158,212
BGC Group Inc Class A	7,872	71,320
Blackrock Inc	2,846	2,917,464
Blackstone Inc	14,729	2,539,575
Blue Owl Capital Inc Class A	10,573	245,928
Bridge Investment Group Holdings Inc Class A	790	6,636
Brightsphere Investment Group Inc	548	14,434
Carlyle Group Inc/The	4,314	217,814
Cboe Global Markets Inc	2,141	418,351
Charles Schwab Corp/The	30,555	2,261,376
CME Group Inc Class A	7,363	1,709,909
Cohen & Steers Inc (c)	563	51,987
Coinbase Global Inc Class A (b)	4,152	1,030,942
Diamond Hill Investment Group Inc	55	8,531
DigitalBridge Group Inc Class A	3,156	35,600
Donnelley Financial Solutions Inc (b)	569	35,693
Ellington Credit Co (c)	545	3,608
Evercore Inc Class A	731	202,626
FactSet Research Systems Inc	778	373,658
Federated Hermes Inc Class B	1,584	65,118
Forge Global Holdings Inc Class A (b)	2,107	1,961
Franklin Resources Inc	6,370	129,247
GCM Grosvenor Inc Class A (c)	820	10,061
Goldman Sachs Group Inc/The	6,458	3,697,981
Hamilton Lane Inc Class A	837	123,918
Houlihan Lokey Inc Class A	1,090	189,289
Interactive Brokers Group Inc Class A	2,223	392,737
Intercontinental Exchange Inc	11,737	1,748,930
Invesco Ltd	9,304	162,634
Janus Henderson Group PLC	2,630	111,854
Jefferies Financial Group Inc	3,320	260,288
KKR & Co Inc Class A	13,793	2,040,123
Lazard Inc Class A	2,321	119,485
LPL Financial Holdings Inc	1,529	499,234
MarketAxess Holdings Inc	774	174,955
Moelis & Co Class A	1,456	107,569
Moody's Corp	3,202	1,515,731
Morgan Stanley	25,477	3,202,969
Morningstar Inc	553	186,228
MSCI Inc	1,609	965,416
Nasdaq Inc	8,451	653,347
Northern Trust Corp	4,126	422,915
Open Lending Corp (b)	2,086	12,453
Oppenheimer Holdings Inc Class A	113	7,242
P10 Inc Class A	928	11,702
Perella Weinberg Partners Class A	1,083	25,819
Piper Sandler Cos	321	96,284
PJT Partners Inc Class A (c)	493	77,800
Raymond James Financial Inc	3,793	589,167
Robinhood Markets Inc Class A (b)	14,519	540,978
S&P Global Inc	6,546	3,260,105
SEI Investments Co	2,026	167,104
State Street Corp	6,106	599,304
StepStone Group Inc Class A	1,298	75,128
Stifel Financial Corp	2,100	222,768
StoneX Group Inc (b)	592	57,998
T Rowe Price Group Inc	4,559	515,577
TPG Inc Class A	1,803	113,301
Tradeweb Markets Inc Class A	2,379	311,459
Victory Capital Holdings Inc Class A	918	60,092
Virtu Financial Inc Class A	1,649	58,836
Virtus Invt Partners Inc	135	29,778
WisdomTree Inc	2,392	25,116
		38,856,465
Consumer Finance - 0.6%
Ally Financial Inc	5,621	202,412
American Express Co	11,482	3,407,743
Bread Financial Holdings Inc	1,033	63,075
Capital One Financial Corp	7,812	1,393,036
Credit Acceptance Corp (b)(c)	127	59,621
Discover Financial Services	5,137	889,883
Encore Capital Group Inc (b)(c)	471	22,500
Enova International Inc (b)	534	51,200
EZCORP Inc Class A (b)	1,109	13,552
FirstCash Holdings Inc	807	83,605
Green Dot Corp Class A (b)	1,064	11,321
LendingClub Corp (b)	2,262	36,622
Lendingtree Inc (b)	211	8,176
Moneylion Inc Class A (b)	130	11,181
Navient Corp	1,612	21,423
Nelnet Inc Class A	356	38,024
NerdWallet Inc Class A (b)	826	10,986
OneMain Holdings Inc	2,480	129,282
PRA Group Inc (b)	776	16,211
PROG Holdings Inc	846	35,752
SLM Corp	4,477	123,476
SoFi Technologies Inc Class A (b)(c)	21,815	335,951
Synchrony Financial	8,086	525,590
Upstart Holdings Inc (b)	1,608	99,005
World Acceptance Corp (b)	65	7,308
		7,596,935
Financial Services - 4.1%
Affirm Holdings Inc Class A (b)	4,917	299,445
Apollo Global Management Inc	9,202	1,519,802
AvidXchange Holdings Inc (b)	3,853	39,840
Berkshire Hathaway Inc Class B (b)	37,458	16,978,963
Block Inc Class A (b)	11,363	965,741
Cannae Holdings Inc	1,127	22,382
Cantaloupe Inc (b)	1,094	10,404
Cass Information Systems Inc	262	10,718
Corebridge Financial Inc	4,989	149,321
Corpay Inc (b)	1,421	480,895
Enact Holdings Inc	607	19,655
Equitable Holdings Inc	6,552	309,058
Essent Group Ltd	2,195	119,496
Euronet Worldwide Inc (b)	878	90,294
Federal Agricultural Mortgage Corp Class C	187	36,830
Fidelity National Information Services Inc	11,156	901,070
Fiserv Inc (b)	11,770	2,417,793
Flywire Corp (b)	2,258	46,560
Global Payments Inc	5,210	583,833
HA Sustainable Infrastructure Capital Inc	2,353	63,131
I3 Verticals Inc Class A (b)	430	9,907
International Money Express Inc (b)	635	13,227
Jack Henry & Associates Inc	1,491	261,372
Jackson Financial Inc	1,544	134,452
Marqeta Inc Class A (b)	8,834	33,481
Mastercard Inc Class A	16,869	8,882,709
Merchants Bancorp/IN	565	20,606
MGIC Investment Corp	5,361	127,109
Mr Cooper Group Inc (b)	1,329	127,597
NCR Atleos Corp (b)	1,470	49,862
NewtekOne Inc	535	6,832
NMI Holdings Inc (b)	1,613	59,294
Paymentus Holdings Inc Class A (b)	357	11,663
Payoneer Global Inc (b)	5,155	51,756
PayPal Holdings Inc (b)	20,913	1,784,925
PennyMac Financial Services Inc	641	65,472
Radian Group Inc	3,125	99,125
Remitly Global Inc (b)	2,977	67,191
Repay Holdings Corp Class A (b)	1,464	11,170
Rocket Cos Inc Class A (b)	2,598	29,253
Sezzle Inc (b)	50	12,790
Shift4 Payments Inc Class A (b)(c)	1,338	138,858
Toast Inc Class A (b)	8,303	302,644
UWM Holdings Corp Class A	1,909	11,206
Visa Inc Class A	34,162	10,796,559
Voya Financial Inc	2,023	139,243
Walker & Dunlop Inc	651	63,284
Western Union Co/The	6,842	72,525
WEX Inc (b)	845	148,145
		48,597,488
Insurance - 2.1%
AFLAC Inc	10,301	1,065,535
Allstate Corp/The	5,400	1,041,066
Ambac Financial Group Inc/Old (b)	1,000	12,650
American Coastal Insurance Corp	510	6,865
American Financial Group Inc/OH	1,481	202,793
American International Group Inc	13,168	958,630
Amerisafe Inc	396	20,410
Aon PLC	4,439	1,594,311
Arch Capital Group Ltd	7,662	707,586
Arthur J Gallagher & Co	4,477	1,270,796
Assurant Inc	1,059	225,800
Assured Guaranty Ltd	1,027	92,440
Axis Capital Holdings Ltd	1,575	139,577
Baldwin Insurance Group Inc/The Class A (b)	1,340	51,938
Brighthouse Financial Inc (b)	1,228	58,993
Brown & Brown Inc	4,832	492,961
Chubb Ltd	7,678	2,121,431
Cincinnati Financial Corp	3,196	459,265
CNO Financial Group Inc	2,182	81,192
eHealth Inc (b)	713	6,702
Employers Holdings Inc	504	25,820
Enstar Group Ltd (b)	258	83,089
Erie Indemnity Co Class A	511	210,650
Everest Group Ltd	886	321,140
Fidelity National Financial Inc/US	5,323	298,833
First American Financial Corp	2,122	132,498
Genworth Financial Inc Class A (b)	8,732	61,037
Globe Life Inc	1,837	204,862
Goosehead Insurance Inc Class A (b)	489	52,431
Hanover Insurance Group Inc/The	742	114,758
Hartford Financial Services Group Inc/The	5,989	655,197
HCI Group Inc	166	19,344
Hippo Holdings Inc (b)(c)	397	10,628
Horace Mann Educators Corp	831	32,600
James River Group Holdings Ltd	664	3,234
Kemper Corp	1,260	83,714
Kinsale Capital Group Inc	453	210,704
Lemonade Inc (b)(c)	1,111	40,751
Lincoln National Corp	3,509	111,270
Loews Corp	3,718	314,877
Markel Group Inc (b)	264	455,725
Marsh & McLennan Cos Inc	10,043	2,133,234
MBIA Inc (c)	942	6,085
Mercury General Corp	561	37,295
MetLife Inc	12,030	985,016
Old Republic International Corp	4,875	176,426
Oscar Health Inc Class A (b)	3,898	52,389
Palomar Hldgs Inc (b)	530	55,963
Primerica Inc	691	187,551
Principal Financial Group Inc	4,363	337,740
ProAssurance Corp (b)	1,019	16,212
Progressive Corp/The	11,974	2,869,090
Prudential Financial Inc	7,301	865,388
Reinsurance Group of America Inc	1,347	287,760
RLI Corp	854	140,765
Root Inc/OH Class A (b)(c)	147	10,671
Ryan Specialty Holdings Inc Class A	2,108	135,249
Safety Insurance Group Inc	306	25,214
Selective Insurance Group Inc	1,253	117,181
Skyward Specialty Insurance Group Inc (b)	698	35,277
Stewart Information Services Corp	589	39,752
The Travelers Companies, Inc.	4,662	1,123,029
Tiptree Inc Class A	396	8,261
Trupanion Inc (b)(c)	682	32,872
United Fire Group Inc	414	11,778
Universal Insurance Holdings Inc	495	10,425
Unum Group	3,490	254,875
W R Berkley Corp	6,149	359,839
White Mountains Insurance Group Ltd	52	101,143
Willis Towers Watson PLC	2,075	649,973
		25,120,556
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
AGNC Investment Corp	16,069	147,996
Annaly Capital Management Inc	10,264	187,832
Apollo Commercial Real Estate Finance Inc	2,655	22,992
Arbor Realty Trust Inc (c)	3,963	54,888
Ares Commercial Real Estate Corp (c)	1,061	6,249
ARMOUR Residential REIT Inc (c)	955	18,011
Blackstone Mortgage Trust Inc Class A (c)	3,630	63,198
Brightspire Capital Inc Class A	2,749	15,504
Chimera Investment Corp	1,648	23,072
Claros Mortgage Trust Inc (c)	2,333	10,545
Dynex Capital Inc	1,477	18,684
Ellington Financial Inc (c)	1,765	21,392
Franklin BSP Realty Trust Inc	1,713	21,481
Granite Point Mortgage Trust Inc	859	2,397
Invesco Mortgage Capital Inc	1,055	8,493
Kkr Real Estate Finance Trust Inc	1,212	12,241
Ladder Capital Corp Class A	2,244	25,110
MFA Financial Inc	2,022	20,604
New York Mortgage Trust Inc	1,814	10,993
Orchid Island Capital Inc (c)	1,397	10,869
Pennymac Mortgage Investment Trust	1,795	22,599
Ready Capital Corp (c)	3,359	22,908
Redwood Trust Inc	2,694	17,592
Rithm Capital Corp	10,763	116,563
Starwood Property Trust Inc	6,559	124,293
TPG RE Finance Trust Inc	1,280	10,880
Two Harbors Investment Corp	2,150	25,435
		1,042,821
TOTAL FINANCIALS		164,097,939

Health Care - 10.0%
Biotechnology - 2.0%
2seventy bio Inc (b)(c)	884	2,599
4D Molecular Therapeutics Inc (b)	767	4,272
89bio Inc (b)	1,798	14,060
AbbVie Inc	36,132	6,420,657
Absci Corp (b)(c)	1,604	4,202
ACADIA Pharmaceuticals Inc (b)	2,458	45,104
ACELYRIN Inc (b)	1,403	4,405
Actinium Pharmaceuticals Inc (b)	607	765
Acumen Pharmaceuticals Inc (b)	497	855
Adicet Bio Inc (b)	1,160	1,116
ADMA Biologics Inc (b)	4,730	81,120
Adverum Biotechnologies Inc (b)	334	1,560
Agenus Inc (b)	349	956
Agios Pharmaceuticals Inc (b)	1,199	39,399
Akebia Therapeutics Inc (b)	4,200	7,980
Akero Therapeutics Inc (b)	1,294	35,999
Aldeyra Therapeutics Inc (b)	773	3,857
Alector Inc (b)	1,727	3,264
Alkermes PLC (b)	3,410	98,072
Allogene Therapeutics Inc (b)	2,955	6,294
Alnylam Pharmaceuticals Inc (b)	2,629	618,630
Altimmune Inc (b)(c)	1,353	9,755
ALX Oncology Holdings Inc (b)	481	803
Amgen Inc	10,995	2,865,737
Amicus Therapeutics Inc (b)	5,381	50,689
AnaptysBio Inc (b)	381	5,044
Anavex Life Sciences Corp (b)(c)	1,787	19,192
Anika Therapeutics Inc (b)	292	4,806
Annexon Inc (b)	1,703	8,736
Apellis Pharmaceuticals Inc (b)	2,119	67,617
Apogee Therapeutics Inc (b)	689	31,212
Arbutus Biopharma Corp (b)	2,917	9,539
Arcellx Inc (b)	777	59,588
Arcturus Therapeutics Holdings Inc (b)	522	8,858
Arcus Biosciences Inc (b)	1,129	16,811
Arcutis Biotherapeutics Inc (b)(c)	2,141	29,824
Ardelyx Inc (b)	4,747	24,067
Arrowhead Pharmaceuticals Inc (b)	2,600	48,880
ARS Pharmaceuticals Inc (b)(c)	1,049	11,067
Astria Therapeutics Inc (b)	775	6,929
Aura Biosciences Inc (b)	817	6,716
Avid Bioservices Inc (b)(c)	1,294	15,981
Avidity Biosciences Inc (b)	2,414	70,199
Avita Medical Inc (b)	476	6,093
Beam Therapeutics Inc (b)(c)	1,501	37,225
BioCryst Pharmaceuticals Inc (b)	4,156	31,253
Biogen Inc (b)	2,992	457,537
Biohaven Ltd (b)	1,730	64,616
BioMarin Pharmaceutical Inc (b)	3,912	257,136
Biomea Fusion Inc (b)(c)	542	2,103
Bluebird Bio Inc (b)(c)	179	1,493
Blueprint Medicines Corp (b)	1,312	114,433
Bridgebio Pharma Inc (b)	3,036	83,308
C4 Therapeutics Inc (b)	1,011	3,640
Cabaletta Bio Inc (b)	894	2,029
CareDx Inc (b)	1,035	22,159
Cargo Therapeutics Inc (b)	713	10,281
Caribou Biosciences Inc (b)	1,579	2,511
Carisma Therapeutics Inc rights (b)(e)	1,904	0
Cartesian Therapeutics Inc rights (b)(e)	1,985	854
Catalyst Pharmaceuticals Inc (b)	2,238	46,707
Celcuity Inc (b)	536	7,016
Celldex Therapeutics Inc (b)	1,358	34,317
Cogent Biosciences Inc (b)	2,024	15,787
Coherus Biosciences Inc (b)(c)	2,789	3,849
Crinetics Pharmaceuticals Inc (b)	1,663	85,029
Cullinan Therapeutics Inc (b)	1,026	12,497
Cytokinetics Inc (b)(c)	2,449	115,201
Day One Biopharmaceuticals Inc (b)	1,314	16,648
Denali Therapeutics Inc (b)	2,483	50,604
Disc Medicine Inc (b)	390	24,726
Dynavax Technologies Corp (b)	2,598	33,176
Dyne Therapeutics Inc (b)	1,596	37,602
Editas Medicine Inc (b)(c)	1,669	2,120
Emergent BioSolutions Inc (b)	1,012	9,675
Enanta Pharmaceuticals Inc (b)	414	2,381
Erasca Inc (b)(c)	4,223	10,600
Exact Sciences Corp (b)	3,787	212,792
Exelixis Inc (b)	5,855	194,972
Fate Therapeutics Inc (b)	1,898	3,132
Geron Corp (b)	10,612	37,566
Gilead Sciences Inc	25,478	2,353,403
Gossamer Bio Inc (b)	3,718	3,363
GRAIL Inc (c)	502	8,961
Halozyme Therapeutics Inc (b)	2,607	124,641
Heron Therapeutics Inc (b)(c)	2,984	4,566
Humacyte Inc Class A (b)(c)	1,755	8,863
Ideaya Biosciences Inc (b)	1,720	44,204
IGM Biosciences Inc (b)(c)	353	2,157
ImmunityBio Inc (b)(c)	3,234	8,279
Immunovant Inc (b)	1,351	33,464
Incyte Corp (b)	3,286	226,964
Inhibrx Biosciences Inc	147	2,264
Inovio Pharmaceuticals Inc (b)(c)	476	871
Inozyme Pharma Inc (b)	862	2,388
Insmed Inc (b)	3,533	243,918
Intellia Therapeutics Inc (b)	1,996	23,273
Ionis Pharmaceuticals Inc (b)	3,274	114,459
Iovance Biotherapeutics Inc (b)(c)	4,603	34,062
Ironwood Pharmaceuticals Inc Class A (b)	2,716	12,032
iTeos Therapeutics Inc (b)	534	4,101
Janux Therapeutics Inc (b)	558	29,875
KalVista Pharmaceuticals Inc (b)(c)	623	5,277
Karyopharm Therapeutics Inc (b)(c)	3,171	2,145
Keros Therapeutics Inc (b)	634	10,036
Kiniksa Pharmaceuticals International Plc Class A (b)	756	14,954
Kodiak Sciences Inc (b)	567	5,642
Krystal Biotech Inc (b)	527	82,560
Kura Oncology Inc (b)	1,509	13,143
Kymera Therapeutics Inc (b)	940	37,816
Larimar Therapeutics Inc (b)	631	2,442
Lexeo Therapeutics Inc (b)	483	3,178
Lexicon Pharmaceuticals Inc (b)	3,462	2,557
Lyell Immunopharma Inc (b)	3,060	1,958
MacroGenics Inc (b)(c)	1,207	3,923
Madrigal Pharmaceuticals Inc (b)	343	105,840
MannKind Corp (b)(c)	5,456	35,082
Mersana Therapeutics Inc (b)	1,724	2,465
MiMedx Group Inc (b)	2,421	23,290
Mineralys Therapeutics Inc (b)	435	5,355
Mirum Pharmaceuticals Inc (b)(c)	798	32,997
Moderna Inc (b)	6,935	288,357
Myriad Genetics Inc (b)	1,813	24,856
Natera Inc (b)	2,533	400,974
Neurocrine Biosciences Inc (b)	2,073	282,965
Novavax Inc (b)(c)	3,143	25,270
Nurix Therapeutics Inc (b)(c)	1,178	22,194
Nuvalent Inc Class A (b)	779	60,980
Ocugen Inc (b)(c)	5,208	4,192
Olema Pharmaceuticals Inc (b)(c)	743	4,332
OmniAb Operations Inc (b)(e)	93	200
OmniAb Operations Inc (b)(e)	93	178
Organogenesis Holdings Inc Class A (b)	1,355	4,336
ORIC Pharmaceuticals Inc (b)	935	7,545
PDL BioPharma Inc (b)(e)	644	0
PDS Biotechnology Corp (b)	610	994
Poseida Therapeutics Inc (b)	1,479	14,198
Praxis Precision Medicines Inc (b)	326	25,089
Precigen Inc (b)	2,875	3,220
Prime Medicine Inc (b)(c)	1,158	3,381
Protagonist Therapeutics Inc (b)	1,234	47,632
PTC Therapeutics Inc (b)	1,548	69,877
Puma Biotechnology Inc (b)	695	2,120
RAPT Therapeutics Inc (b)	527	833
Recursion Pharmaceuticals Inc Class A (b)(c)	4,865	32,887
Regeneron Pharmaceuticals Inc (b)	2,173	1,547,893
REGENXBIO Inc (b)	865	6,686
Relay Therapeutics Inc (b)	2,493	10,271
Replimune Group Inc (b)	1,230	14,895
REVOLUTION Medicines Inc (b)(c)	3,230	141,280
Rhythm Pharmaceuticals Inc (b)	1,054	59,003
Rigel Pharmaceuticals Inc (b)	346	5,820
Rocket Pharmaceuticals Inc (b)	1,413	17,761
Roivant Sciences Ltd (b)	9,058	107,156
Sage Therapeutics Inc (b)	1,150	6,245
Sana Biotechnology Inc (b)(c)	2,543	4,145
Sangamo Therapeutics Inc (b)(c)	4,205	4,289
Sarepta Therapeutics Inc (b)	1,959	238,195
Savara Inc (b)(c)	2,113	6,487
Scholar Rock Holding Corp (b)	1,230	53,161
SpringWorks Therapeutics Inc (b)	1,500	54,195
Stoke Therapeutics Inc (b)	781	8,614
Summit Therapeutics Inc (b)	2,779	49,591
Sutro Biopharma Inc (b)	1,528	2,812
Syndax Pharmaceuticals Inc (b)	1,706	22,553
Tango Therapeutics Inc (b)	1,297	4,008
Tenaya Therapeutics Inc (b)(c)	898	1,284
TG Therapeutics Inc (b)	2,745	82,625
Travere Therapeutics Inc (b)	1,336	23,273
Twist Bioscience Corp (b)	1,177	54,695
Tyra Biosciences Inc (b)	387	5,379
Ultragenyx Pharmaceutical Inc (b)	1,919	80,732
United Therapeutics Corp (b)	913	322,143
Vanda Pharmaceuticals Inc (b)	1,340	6,419
Vaxcyte Inc (b)	2,305	188,687
Vera Therapeutics Inc Class A (b)	981	41,486
Veracyte Inc (b)	1,550	61,380
Vericel Corp (b)	995	54,635
Vertex Pharmaceuticals Inc (b)	5,282	2,127,061
Verve Therapeutics Inc (b)(c)	1,359	7,665
Viking Therapeutics Inc (b)(c)	2,291	92,190
Vir Biotechnology Inc (b)	1,934	14,196
Viridian Therapeutics Inc (b)	1,244	23,847
Voyager Therapeutics Inc (b)	903	5,120
X4 Pharmaceuticals Inc (b)(c)	2,954	2,167
Xencor Inc (b)	1,244	28,587
Y-mAbs Therapeutics Inc (b)	664	5,199
Zentalis Pharmaceuticals Inc (b)	1,048	3,175
		23,420,667
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	35,581	4,024,567
Align Technology Inc (b)	1,440	300,254
Alphatec Holdings Inc (b)(c)	1,970	18,085
AngioDynamics Inc (b)	772	7,072
Artivion Inc (b)	742	21,214
AtriCure Inc (b)	981	29,979
Avanos Medical Inc (b)	955	15,204
Axogen Inc (b)	891	14,684
Baxter International Inc	10,474	305,422
Becton Dickinson & Co	5,911	1,341,029
Boston Scientific Corp (b)	30,094	2,687,996
Butterfly Network Inc Class A (b)(c)	3,406	10,627
Cerus Corp (b)	3,738	5,757
CONMED Corp (c)	618	42,296
Cooper Cos Inc/The (b)	4,078	374,891
CVRx Inc (b)	222	2,812
DENTSPLY SIRONA Inc	4,196	79,640
Dexcom Inc (b)	8,202	637,870
Edwards Lifesciences Corp (b)	12,325	912,420
Embecta Corp	1,128	23,293
Enovis Corp (b)	1,130	49,584
Envista Holdings Corp (b)(c)	3,574	68,942
GE HealthCare Technologies Inc	9,349	730,905
Glaukos Corp (b)	1,131	169,582
Globus Medical Inc Class A (b)	2,315	191,474
Haemonetics Corp (b)	1,036	80,891
Hologic Inc (b)	4,761	343,220
ICU Medical Inc (b)	504	78,206
IDEXX Laboratories Inc (b)	1,686	697,060
Inari Medical Inc (b)	1,011	51,612
Inogen Inc (b)	498	4,566
Inspire Medical Systems Inc (b)	616	114,194
Insulet Corp (b)	1,434	374,374
Integer Holdings Corp (b)	678	89,849
Integra LifeSciences Holdings Corp (b)	1,352	30,663
Intuitive Surgical Inc (b)	7,254	3,786,298
iRadimed Corp	169	9,295
iRhythm Technologies Inc (b)	632	56,987
Lantheus Holdings Inc (b)	1,425	127,481
LeMaitre Vascular Inc	414	38,146
LivaNova PLC (b)	1,102	51,034
Masimo Corp (b)(c)	905	149,597
Medtronic PLC	26,227	2,095,013
Merit Medical Systems Inc (b)	1,197	115,774
Neogen Corp (b)(c)	4,155	50,442
Nevro Corp (b)	770	2,863
Novocure Ltd (b)	1,982	59,064
Omnicell Inc (b)	941	41,893
OraSure Technologies Inc (b)	1,377	4,970
Orthofix Medical Inc (b)	796	13,898
OrthoPediatrics Corp (b)	338	7,835
Outset Medical Inc (b)(c)	1,132	1,256
Paragon 28 Inc (b)(c)	808	8,347
Penumbra Inc (b)	797	189,272
PROCEPT BioRobotics Corp (b)	1,043	83,982
Pulmonx Corp (b)	833	5,656
QuidelOrtho Corp (b)	1,172	52,213
ResMed Inc	3,007	687,671
RxSight Inc (b)	671	23,069
Semler Scientific Inc (b)(c)	105	5,670
Senseonics Holdings Inc (b)	10,758	5,631
SI-BONE Inc (b)	700	9,814
Sight Sciences Inc (b)	534	1,943
Solventum Corp	2,838	187,478
STAAR Surgical Co (b)(c)	1,019	24,752
STERIS PLC	2,021	415,437
Stryker Corp	7,011	2,524,311
Surmodics Inc (b)	281	11,128
Tactile Systems Technology Inc (b)	466	7,983
Tandem Diabetes Care Inc (b)	1,318	47,474
Teleflex Inc	969	172,463
TransMedics Group Inc (b)(c)	680	42,398
Treace Medical Concepts Inc (b)	927	6,897
UFP Technologies Inc (b)	146	35,698
Utah Medical Products Inc	67	4,117
Varex Imaging Corp (b)	856	12,489
Zimmer Biomet Holdings Inc	4,173	440,794
Zimvie Inc (b)	515	7,184
Zynex Inc (b)(c)	331	2,650
		25,558,601
Health Care Providers & Services - 1.9%
23andMe Holding Co Class A (b)	251	815
Acadia Healthcare Co Inc (b)(c)	1,881	74,582
Accolade Inc (b)	1,281	4,380
AdaptHealth Corp (b)	2,080	19,802
Addus HomeCare Corp (b)	362	45,377
agilon health Inc (b)	5,898	11,206
Alignment Healthcare Inc (b)	2,047	23,029
Amedisys Inc (b)	664	60,285
AMN Healthcare Services Inc (b)	741	17,725
Astrana Health Inc (b)	834	26,296
Brookdale Senior Living Inc (b)	3,822	19,225
Cardinal Health Inc	4,988	589,931
Castle Biosciences Inc (b)	569	15,164
Cencora Inc	3,564	800,760
Centene Corp (b)	10,770	652,447
Chemed Corp	309	163,708
Cigna Group/The	5,720	1,579,521
Clover Health Investments Corp Class A (b)	8,010	25,232
Community Health Systems Inc (b)	2,288	6,840
Concentra Group Holdings Parent Inc	1,670	33,033
CorVel Corp (b)	567	63,084
Cross Country Healthcare Inc (b)(c)	605	10,987
CVS Health Corp	25,749	1,155,873
DaVita Inc (b)	947	141,624
DocGo Inc Class A (b)	1,936	8,209
Elevance Health Inc	4,745	1,750,431
Encompass Health Corp	2,060	190,241
Enhabit Inc (b)	1,033	8,068
Ensign Group Inc/The	1,163	154,516
Fulgent Genetics Inc (b)	397	7,333
Guardant Health Inc (b)	2,490	76,070
HCA Healthcare Inc	3,801	1,140,870
HealthEquity Inc (b)	1,784	171,175
Henry Schein Inc (b)	2,601	179,989
Hims & Hers Health Inc Class A (b)(c)	3,924	94,882
Humana Inc	2,465	625,395
Labcorp Holdings Inc	1,719	394,201
LifeStance Health Group Inc (b)	2,575	18,978
McKesson Corp	2,652	1,511,401
Modivcare Inc (b)(c)	237	2,805
Molina Healthcare Inc (b)	1,201	349,551
National HealthCare Corp	244	26,245
National Research Corp Class A	270	4,762
NeoGenomics Inc (b)	2,585	42,601
OPKO Health Inc (b)(c)	6,879	10,112
Option Care Health Inc (b)	3,535	82,012
Owens & Minor Inc (b)	1,520	19,866
Patterson Cos Inc	1,598	49,314
Pediatrix Medical Group Inc (b)	1,683	22,081
Pennant Group Inc/The (b)	594	15,753
Premier Inc Class A	2,135	45,262
Privia Health Group Inc (b)	2,171	42,443
Progyny Inc (b)	1,622	27,980
Quest Diagnostics Inc	2,278	343,659
RadNet Inc (b)	1,316	91,909
Select Medical Holdings Corp	2,147	40,471
Surgery Partners Inc (b)	1,530	32,390
Talkspace Inc Class A (b)	2,987	9,230
Tenet Healthcare Corp (b)	1,963	247,789
UnitedHealth Group Inc	18,888	9,554,684
Universal Health Services Inc Class B	1,219	218,713
US Physical Therapy Inc	309	27,411
		23,179,728
Health Care Technology - 0.1%
American Well Corp (b)	209	1,514
Certara Inc (b)	2,261	24,080
Definitive Healthcare Corp Class A (b)	1,083	4,451
Doximity Inc Class A (b)	2,571	137,266
Evolent Health Inc Class A (b)	2,100	23,625
GoodRx Holdings Inc Class A (b)	1,558	7,245
Health Catalyst Inc (b)	1,186	8,385
HealthStream Inc	481	15,296
Multiplan Corp Class A (b)(c)	116	1,713
OptimizeRx Corp (b)	382	1,857
Phreesia Inc (b)	1,103	27,751
Schrodinger Inc/United States (b)(c)	1,079	20,814
Simulations Plus Inc	347	9,678
Teladoc Health Inc (b)	3,408	30,979
TruBridge Inc (b)	263	5,186
Veeva Systems Inc Class A (b)	3,050	641,263
		961,103
Life Sciences Tools & Services - 1.0%
10X Genomics Inc Class A (b)	2,153	30,917
Adaptive Biotechnologies Corp (b)	2,271	13,615
Agilent Technologies Inc	5,970	802,010
Avantor Inc (b)	13,919	293,273
Azenta Inc (b)	995	49,750
Bio-Rad Laboratories Inc Class A (b)	395	129,761
Bio-Techne Corp	3,239	233,305
BioLife Solutions Inc (b)(c)	742	19,262
Bruker Corp	2,282	133,771
Charles River Laboratories International Inc (b)	1,059	195,491
Codexis Inc (b)	1,465	6,988
CryoPort Inc (b)	974	7,578
Cytek Biosciences Inc (b)	2,223	14,427
Danaher Corp	13,143	3,016,977
Fortrea Holdings Inc (b)	1,799	33,551
Illumina Inc (b)	3,264	436,168
IQVIA Holdings Inc (b)	3,545	696,628
Lifecore Biomedical Inc (b)	679	5,045
Maravai LifeSciences Holdings Inc Class A (b)	2,341	12,758
MaxCyte Inc (United States) (b)	2,235	9,298
Medpace Holdings Inc (b)	521	173,092
Mesa Laboratories Inc (c)	105	13,846
Mettler-Toledo International Inc (b)	434	531,077
OmniAb Inc (b)(c)	1,941	6,871
Pacific Biosciences of California Inc (b)(c)	5,169	9,459
Quanterix Corp (b)(c)	767	8,153
Repligen Corp (b)	1,070	154,016
Revvity Inc	2,529	282,262
Sotera Health Co (b)	3,122	42,709
Standard BioTools Inc (b)	6,291	11,009
Thermo Fisher Scientific Inc	7,810	4,062,997
Waters Corp (b)	1,215	450,741
West Pharmaceutical Services Inc	1,485	486,427
		12,373,232
Pharmaceuticals - 2.9%
Amneal Intermediate Inc Class A (b)	2,916	23,095
Amphastar Pharmaceuticals Inc (b)	759	28,182
Amylyx Pharmaceuticals Inc (b)	1,144	4,324
ANI Pharmaceuticals Inc (b)	327	18,077
Arvinas Inc (b)	1,256	24,078
Assertio Holdings Inc (b)	1,677	1,460
Atea Pharmaceuticals Inc (b)	1,669	5,591
Axsome Therapeutics Inc (b)	835	70,649
Bristol-Myers Squibb Co	41,473	2,345,713
Cassava Sciences Inc (b)(c)	875	2,065
Collegium Pharmaceutical Inc (b)	624	17,878
Corcept Therapeutics Inc (b)	1,914	96,446
CorMedix Inc (b)(c)	1,152	9,331
Edgewise Therapeutics Inc (b)	1,195	31,907
Elanco Animal Health Inc (b)	10,176	123,231
Eli Lilly & Co	16,135	12,456,220
Enliven Therapeutics Inc (b)(c)	576	12,960
Esperion Therapeutics Inc New (b)	3,439	7,566
Evolus Inc (b)	958	10,576
EyePoint Pharmaceuticals Inc (b)	1,054	7,852
Fulcrum Therapeutics Inc (b)	990	4,653
Harmony Biosciences Holdings Inc (b)	590	20,302
Harrow Inc (b)	599	20,096
Innoviva Inc (b)	1,117	19,380
Intra-Cellular Therapies Inc (b)	2,019	168,627
Jazz Pharmaceuticals PLC (b)	1,270	156,401
Johnson & Johnson	49,228	7,119,353
Ligand Pharmaceuticals Inc (b)	372	39,860
Liquidia Corp (b)	824	9,690
Merck & Co Inc	51,849	5,157,939
Mind Medicine MindMed Inc (b)(c)	1,477	10,280
Nuvation Bio Inc Class A (b)	3,444	9,161
Ocular Therapeutix Inc (b)	2,482	21,196
Omeros Corp (b)	1,200	11,856
Organon & Co	5,214	77,793
Pacira BioSciences Inc (b)	934	17,597
Perrigo Co PLC	2,770	71,217
Pfizer Inc	115,931	3,075,649
Phathom Pharmaceuticals Inc (b)	705	5,725
Phibro Animal Health Corp Class A	438	9,198
Pliant Therapeutics Inc (b)	1,095	14,421
Prestige Consumer Healthcare Inc (b)	1,000	78,090
Revance Therapeutics Inc (b)	1,726	5,247
Royalty Pharma PLC Class A	7,967	203,238
scPharmaceuticals Inc (b)	429	1,519
SIGA Technologies Inc (c)	752	4,520
Supernus Pharmaceuticals Inc (b)	1,126	40,716
Tarsus Pharmaceuticals Inc (b)	710	39,313
Terns Pharmaceuticals Inc (b)	859	4,759
Theravance Biopharma Inc (b)	767	7,217
Ventyx Biosciences Inc (b)	1,314	2,878
Verrica Pharmaceuticals Inc (b)(c)	370	258
Viatris Inc	24,468	304,627
WaVe Life Sciences Ltd (b)	2,422	29,960
Xeris Biopharma Holdings Inc (b)	2,776	9,411
Xeris Biopharma Holdings Inc rights (b)(e)	400	0
Zevra Therapeutics Inc (b)(c)	954	7,956
Zoetis Inc Class A	9,269	1,510,198
		33,587,502
TOTAL HEALTH CARE		119,080,833

Industrials - 9.1%
Aerospace & Defense - 1.7%
AAR Corp (b)	716	43,876
AeroVironment Inc (b)	576	88,641
AerSale Corp (b)	732	4,612
Archer Aviation Inc Class A (b)(c)	4,444	43,329
Astronics Corp (b)(c)	612	9,768
Axon Enterprise Inc (b)	1,468	872,462
Boeing Co (b)	11,975	2,119,575
BWX Technologies Inc	1,874	208,745
Cadre Holdings Inc	513	16,570
Curtiss-Wright Corp	785	278,573
Ducommun Inc (b)	261	16,615
GE Aerospace	22,176	3,698,735
General Dynamics Corp	5,272	1,389,119
HEICO Corp	815	193,758
HEICO Corp Class A	1,527	284,144
Hexcel Corp	1,697	106,402
Howmet Aerospace Inc	8,347	912,911
Huntington Ingalls Industries Inc	806	152,310
Kratos Defense & Security Solutions Inc (b)	3,123	82,385
L3Harris Technologies Inc	3,881	816,097
Leonardo DRS Inc (b)	1,479	47,786
Lockheed Martin Corp	4,338	2,108,008
Mercury Systems Inc (b)	1,017	42,714
Moog Inc Class A	593	116,726
National Presto Industries Inc	103	10,137
Northrop Grumman Corp	2,811	1,319,174
Rocket Lab USA Inc Class A (b)(c)	7,119	181,321
RTX Corp	27,198	3,147,353
Spirit AeroSystems Holdings Inc Class A (b)	2,408	82,065
Textron Inc	3,845	294,104
TransDigm Group Inc	1,148	1,454,837
Triumph Group Inc (b)	1,583	29,539
V2X Inc (b)	243	11,623
Virgin Galactic Holdings Inc Class A (b)(c)	530	3,116
Woodward Inc	1,222	203,365
		20,390,495
Air Freight & Logistics - 0.3%
Air Transport Services Group Inc (b)	1,020	22,420
CH Robinson Worldwide Inc	2,400	247,968
Expeditors International of Washington Inc	2,884	319,461
FedEx Corp	4,608	1,296,369
Forward Air Corp Class A (c)	375	12,093
GXO Logistics Inc (b)	2,420	105,270
Hub Group Inc Class A	1,282	57,126
United Parcel Service Inc Class B	14,983	1,889,356
		3,950,063
Building Products - 0.7%
A O Smith Corp	2,460	167,797
AAON Inc	1,378	162,163
Advanced Drainage Systems Inc	1,447	167,273
Allegion plc	1,777	232,218
American Woodmark Corp (b)	311	24,734
Apogee Enterprises Inc	445	31,777
Armstrong World Industries Inc	895	126,490
AZEK Co Inc/The Class A (b)	2,974	141,176
AZZ Inc	601	49,234
Builders FirstSource Inc (b)	2,386	341,031
Carlisle Cos Inc	945	348,554
Carrier Global Corp	17,175	1,172,366
CSW Industrials Inc	342	120,658
Fortune Brands Innovations Inc	2,552	174,378
Gibraltar Industries Inc (b)	623	36,695
Griffon Corp	821	58,513
Hayward Holdings Inc (b)	2,884	44,096
Insteel Industries Inc	398	10,749
Janus International Group Inc (b)	2,860	21,021
JELD-WEN Holding Inc (b)	1,686	13,808
Johnson Controls International plc	13,656	1,077,868
Lennox International Inc	656	399,701
Masco Corp	4,466	324,098
Masterbrand Inc (b)	2,593	37,884
Owens Corning	1,782	303,510
Quanex Building Products Corp	931	22,567
Resideo Technologies Inc (b)	3,036	69,980
Simpson Manufacturing Co Inc	871	144,438
Tecnoglass Inc	452	35,853
Trane Technologies PLC	4,612	1,703,442
Trex Co Inc (b)	2,230	153,937
UFP Industries Inc	1,255	141,376
Zurn Elkay Water Solutions Corp (c)	2,951	110,072
		7,969,457
Commercial Services & Supplies - 0.6%
ABM Industries Inc	1,303	66,688
ACCO Brands Corp	2,005	10,526
ACV Auctions Inc Class A (b)	3,170	68,472
Aris Water Solutions Inc Class A (c)	553	13,244
Brady Corp Class A	884	65,283
BrightView Holdings Inc (b)	1,173	18,756
Brink's Co/The	914	84,792
Casella Waste Systems Inc Class A (b)	1,268	134,167
CECO Environmental Corp (b)	589	17,805
Cintas Corp	7,006	1,279,997
Clean Harbors Inc (b)	1,040	239,346
Copart Inc (b)	17,912	1,027,970
CoreCivic Inc (b)	2,214	48,132
Deluxe Corp	861	19,450
Driven Brands Holdings Inc (b)	1,202	19,400
Ennis Inc	527	11,114
Enviri Corp (b)	1,627	12,528
GEO Group Inc/The (b)	2,800	78,344
Healthcare Services Group Inc (b)	1,522	17,678
HNI Corp	947	47,700
Interface Inc	1,151	28,027
Liquidity Services Inc (b)	476	15,370
Matthews International Corp Class A	594	16,442
MillerKnoll Inc	1,411	31,874
Montrose Environmental Group Inc (b)	655	12,150
MSA Safety Inc	812	134,605
OPENLANE Inc (b)	2,194	43,529
Pitney Bowes Inc	3,217	23,291
Republic Services Inc	4,163	837,512
Rollins Inc	5,747	266,373
Steelcase Inc Class A	1,841	21,761
Tetra Tech Inc	5,477	218,204
UniFirst Corp/MA	318	54,407
Veralto Corp	5,049	514,241
Vestis Corp	2,337	35,616
Viad Corp (b)	436	18,534
VSE Corp	341	32,429
Waste Management Inc	7,464	1,506,162
		7,091,919
Construction & Engineering - 0.3%
AECOM	2,739	292,580
Ameresco Inc Class A (b)(c)	633	14,863
API Group Corp (b)	4,960	178,411
Arcosa Inc	1,008	97,514
Argan Inc	255	34,945
Bowman Consulting Group Ltd (b)	320	7,984
Comfort Systems USA Inc	727	308,292
Construction Partners Inc Class A (b)	886	78,376
Dycom Industries Inc (b)	597	103,914
EMCOR Group Inc	953	432,567
Everus Construction Group Inc	1,057	69,498
Fluor Corp (b)	3,511	173,163
Granite Construction Inc	884	77,536
Great Lakes Dredge & Dock Corp (b)	1,319	14,892
IES Holdings Inc (b)	169	33,962
Limbach Holdings Inc (b)	205	17,536
MasTec Inc (b)	1,260	171,536
Matrix Service Co (b)	440	5,266
MYR Group Inc (b)	333	49,540
Primoris Services Corp	1,103	84,269
Quanta Services Inc	3,012	951,943
Sterling Infrastructure Inc (b)	633	106,629
Tutor Perini Corp (b)	887	21,465
Valmont Industries Inc	414	126,961
WillScot Holdings Corp (b)	3,874	129,585
		3,583,227
Electrical Equipment - 0.9%
Acuity Brands Inc	631	184,334
Allient Inc	304	7,381
American Superconductor Corp (b)(c)	799	19,679
AMETEK Inc	4,735	853,531
Array Technologies Inc (b)(c)	2,935	17,727
Atkore Inc	720	60,084
Blink Charging Co (b)	1,737	2,414
Bloom Energy Corp Class A (b)(c)	4,006	88,973
ChargePoint Holdings Inc Class A (b)(c)	7,717	8,257
Eaton Corp PLC	8,141	2,701,754
Emerson Electric Co	11,714	1,451,716
Energy Vault Holdings Inc Class A (b)(c)	1,669	3,805
EnerSys	812	75,053
Enovix Corp Class B (b)(c)	2,946	32,023
Eos Energy Enterprises Inc (b)(c)	4,258	20,694
Fluence Energy Inc Class A (b)(c)	1,218	19,342
FuelCell Energy Inc (b)(c)	276	2,495
GE Vernova Inc	5,621	1,848,916
Generac Holdings Inc (b)	1,235	191,487
GrafTech International Ltd (b)	4,181	7,233
Hubbell Inc	1,099	460,360
LSI Industries Inc	543	10,545
Net Power Inc Class A (b)	724	7,667
NEXTracker Inc Class A (b)	2,967	108,385
NuScale Power Corp Class A (b)(c)	1,745	31,288
nVent Electric PLC	3,410	232,426
Plug Power Inc (b)(c)	16,689	35,548
Powell Industries Inc	190	42,114
Preformed Line Products Co	54	6,901
Regal Rexnord Corp	1,368	212,218
Rockwell Automation Inc	2,323	663,890
Sensata Technologies Holding PLC	3,138	85,981
Shoals Technologies Group Inc (b)	3,294	18,216
Stem Inc Class A (b)(c)	2,751	1,659
Sunrun Inc (b)(c)	4,513	41,745
Thermon Group Holdings Inc (b)	690	19,851
TPI Composites Inc (b)(c)	746	1,410
Vertiv Holdings Co Class A	7,674	871,843
Vicor Corp (b)	457	22,082
		10,471,027
Ground Transportation - 0.9%
ArcBest Corp	497	46,380
Avis Budget Group Inc	346	27,891
Covenant Logistics Group Inc Class A	156	8,504
CSX Corp	39,642	1,279,247
Ftai Infrastructure Inc	2,075	15,065
Heartland Express Inc	908	10,188
Hertz Global Holdings Inc (b)(c)	2,538	9,289
JB Hunt Transport Services Inc	1,650	281,589
Knight-Swift Transportation Holdings Inc	3,324	176,305
Landstar System Inc	731	125,630
Lyft Inc Class A (b)	7,420	95,718
Marten Transport Ltd	1,127	17,592
Norfolk Southern Corp	4,624	1,085,253
Old Dominion Freight Line Inc	3,859	680,728
Proficient Auto Logistics Inc	310	2,501
RXO Inc (b)(c)	2,844	67,801
Ryder System Inc	887	139,135
Saia Inc (b)(c)	544	247,917
Schneider National Inc Class B	1,012	29,631
U-Haul Holding Co (b)(c)	250	17,273
U-Haul Holding Co Class N	2,003	128,292
Uber Technologies Inc (b)	42,973	2,592,131
Union Pacific Corp	12,453	2,839,782
Werner Enterprises Inc (c)	1,251	44,936
XPO Inc (b)	2,382	312,399
		10,281,177
Industrial Conglomerates - 0.4%
3M Co	11,237	1,450,584
Honeywell International Inc	13,318	3,008,403
		4,458,987
Machinery - 1.8%
3D Systems Corp (b)(c)	2,837	9,305
AGCO Corp	1,275	119,187
Alamo Group Inc	208	38,669
Albany International Corp Class A	631	50,461
Allison Transmission Holdings Inc	1,780	192,347
Astec Industries Inc	470	15,792
Atmus Filtration Technologies Inc	1,734	67,938
Barnes Group Inc	928	43,857
Blue Bird Corp (b)	636	24,569
Caterpillar Inc	9,916	3,597,128
Chart Industries Inc (b)	862	164,504
CNH Industrial NV Class A	17,951	203,385
Columbus McKinnon Corp/NY	596	22,195
Crane Co	999	151,598
Cummins Inc	2,801	976,429
Deere & Co	5,242	2,221,035
Desktop Metal Inc (b)(c)	547	1,279
Donaldson Co Inc	2,463	165,883
Douglas Dynamics Inc	461	10,893
Dover Corp	2,805	526,218
Energy Recovery Inc (b)	1,119	16,449
Enerpac Tool Group Corp Class A	1,136	46,678
Enpro Inc	436	75,188
Esab Corp	1,167	139,970
ESCO Technologies Inc	523	69,669
Federal Signal Corp	1,259	116,319
Flowserve Corp	2,696	155,074
Fortive Corp	7,157	536,775
Franklin Electric Co Inc	814	79,324
Gates Industrial Corp PLC (b)	4,638	95,404
Gorman-Rupp Co/The	411	15,585
Graco Inc	3,455	291,222
Graham Corp (b)	218	9,694
Greenbrier Cos Inc/The (c)	628	38,302
Helios Technologies Inc	667	29,775
Hillenbrand Inc	1,427	43,923
Hillman Solutions Corp Class A (b)	4,004	38,999
Hyliion Holdings Corp Class A (b)(c)	2,513	6,559
Hyster-Yale Inc Class A	215	10,950
IDEX Corp	1,550	324,400
Illinois Tool Works Inc	5,512	1,397,623
Ingersoll Rand Inc	8,248	746,114
ITT Inc	1,674	239,181
John Bean Technologies Corp (c)	658	83,632
Kadant Inc	238	82,108
Kennametal Inc	1,639	39,369
Lincoln Electric Holdings Inc	1,166	218,590
Lindsay Corp	215	25,437
Manitowoc Co Inc/The (b)	699	6,382
Middleby Corp/The (b)	1,105	149,672
Miller Industries Inc/TN	233	15,229
Mueller Industries Inc	2,319	184,036
Mueller Water Products Inc Class A1	3,233	72,743
Nikola Corp (b)(c)	808	961
Nordson Corp	1,115	233,303
Oshkosh Corp	1,341	127,489
Otis Worldwide Corp	8,187	758,198
PACCAR Inc	10,724	1,115,510
Parker-Hannifin Corp	2,627	1,670,851
Pentair PLC	3,374	339,559
Proto Labs Inc (b)	520	20,327
RBC Bearings Inc (b)	595	177,988
REV Group Inc	1,064	33,910
Shyft Group Inc/The	663	7,784
Snap-on Inc	1,076	365,280
SPX Technologies Inc (b)	949	138,098
Standex International Corp	237	44,317
Stanley Black & Decker Inc	3,155	253,315
Symbotic Inc Class A (b)(c)	755	17,901
Tennant CO	378	30,818
Terex Corp	1,396	64,523
Timken Co/The	1,319	94,137
Titan International Inc (b)	1,001	6,797
Toro Co/The	2,135	171,014
Trinity Industries Inc	1,676	58,828
Wabash National Corp	905	15,503
Watts Water Technologies Inc Class A	565	114,865
Westinghouse Air Brake Technologies Corp	3,569	676,647
Xylem Inc/NY	4,967	576,271
		21,117,241
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd	896	12,490
Kirby Corp (b)	1,188	125,690
Matson Inc	679	91,556
Pangaea Logistics Solutions Ltd	641	3,436
		233,172
Passenger Airlines - 0.1%
Alaska Air Group Inc (b)	2,584	167,314
Allegiant Travel Co	284	26,730
American Airlines Group Inc (b)(c)	13,457	234,556
Blade Air Mobility Inc (b)	1,385	5,886
Delta Air Lines Inc	13,120	793,760
Frontier Group Holdings Inc (b)(c)	1,593	11,326
JetBlue Airways Corp (b)	6,069	47,702
Joby Aviation Inc Class A (b)(c)	9,084	73,853
SkyWest Inc (b)	826	82,707
Southwest Airlines Co	12,266	412,383
Sun Country Airlines Holdings Inc (b)	814	11,868
United Airlines Holdings Inc (b)	6,726	653,095
		2,521,180
Professional Services - 0.9%
Alight Inc Class A	9,471	65,539
Amentum Holdings Inc	2,537	53,353
Asure Software Inc (b)(c)	438	4,122
Automatic Data Processing Inc	8,325	2,436,977
Barrett Business Services Inc	532	23,110
Booz Allen Hamilton Holding Corp Class A	2,645	340,412
Broadridge Financial Solutions Inc	2,384	538,999
CACI International Inc (b)	458	185,059
Cbiz Inc (b)	1,029	84,203
Clarivate PLC (b)(c)	9,251	46,995
Concentrix Corp	991	42,881
Conduent Inc (b)	2,910	11,756
CRA International Inc	133	24,898
CSG Systems International Inc	566	28,928
Dayforce Inc (b)(c)	3,240	235,354
Dun & Bradstreet Holdings Inc	6,392	79,644
Equifax Inc	2,534	645,790
ExlService Holdings Inc (b)	3,313	147,031
Exponent Inc	1,026	91,417
First Advantage Corp (b)	991	18,561
FiscalNote Holdings Inc Class A (b)(c)	1,132	1,211
Forrester Research Inc (b)	206	3,228
Franklin Covey Co (b)	234	8,794
FTI Consulting Inc (b)	725	138,569
Genpact Ltd	3,358	144,226
Heidrick & Struggles International Inc	399	17,680
Huron Consulting Group Inc (b)	333	41,379
ICF International Inc (c)	379	45,181
Innodata Inc (b)(c)	533	21,064
Insperity Inc	720	55,807
Jacobs Solutions Inc	2,565	342,735
KBR Inc	2,734	158,381
Kelly Services Inc Class A	665	9,270
Kforce Inc	352	19,958
Korn Ferry	1,093	73,723
Legalzoom.com Inc (b)	2,232	16,762
Leidos Holdings Inc	2,757	397,173
ManpowerGroup Inc	960	55,411
Maximus Inc	1,220	91,073
NV5 Global Inc (b)	1,075	20,253
Parsons Corp (b)	946	87,269
Paychex Inc	6,548	918,161
Paycom Software Inc	997	204,355
Paycor HCM Inc (b)	1,707	31,699
Paylocity Holding Corp (b)	890	177,528
Planet Labs PBC Class A (b)(c)	4,078	16,475
Rcm Technologies Inc (b)	122	2,704
Resources Connection Inc (c)	678	5,783
Robert Half Inc	2,105	148,318
Science Applications International Corp	1,053	117,704
Spire Global Inc Class A (b)(c)	488	6,866
SS&C Technologies Holdings Inc	4,367	330,931
TransUnion	3,983	369,264
TriNet Group Inc	627	56,913
TrueBlue Inc (b)	552	4,637
TTEC Holdings Inc (c)	318	1,587
Upwork Inc (b)	2,479	40,532
Verisk Analytics Inc	2,911	801,777
Verra Mobility Corp Class A (b)	3,406	82,357
		10,171,767
Trading Companies & Distributors - 0.5%
Air Lease Corp Class A	2,138	103,073
Alta Equipment Group Inc Class A (c)	399	2,608
Applied Industrial Technologies Inc	785	187,984
Beacon Roofing Supply Inc (b)	1,272	129,210
BlueLinx Holdings Inc (b)	173	17,674
Boise Cascade Co	806	95,801
Core & Main Inc Class A (b)	3,952	201,196
Custom Truck One Source Inc Class A (b)	1,033	4,969
Distribution Solutions Group Inc (b)	199	6,846
DNOW Inc (b)	2,134	27,763
DXP Enterprises Inc/TX (b)	248	20,490
Fastenal Co	11,704	841,635
Ferguson Enterprises Inc	4,119	714,935
FTAI Aviation Ltd	2,092	301,332
GATX Corp	733	113,586
Global Industrial Co	263	6,520
GMS Inc (b)	823	69,815
H&E Equipment Services Inc	670	32,803
Herc Holdings Inc	582	110,190
Hudson Technologies Inc (b)	705	3,934
Karat Packaging Inc	157	4,751
McGrath RentCorp	500	55,910
Mrc Global Inc (b)	1,706	21,803
MSC Industrial Direct Co Inc Class A	903	67,445
Rush Enterprises Inc Class A	1,251	68,542
SiteOne Landscape Supply Inc (b)	936	123,337
Titan Machinery Inc (b)(c)	451	6,373
Transcat Inc (b)	184	19,456
United Rentals Inc	1,362	959,447
Watsco Inc	713	337,884
Wesco International Inc	918	166,121
WW Grainger Inc	908	957,077
Xometry Inc Class A (b)	891	38,010
		5,818,520
TOTAL INDUSTRIALS		108,058,232

Information Technology - 29.6%
Communications Equipment - 0.8%
ADTRAN Holdings Inc (b)	1,517	12,637
Applied Optoelectronics Inc (b)(c)	809	29,820
Arista Networks Inc	21,079	2,329,862
Aviat Networks Inc (b)	252	4,564
Calix Inc (b)	1,237	43,134
Ciena Corp (b)	2,945	249,765
Cisco Systems Inc	82,365	4,876,008
Clearfield Inc (b)(c)	257	7,967
CommScope Holding Co Inc (b)	4,303	22,419
Comtech Telecommunications Corp (b)	444	1,780
Digi International Inc (b)	719	21,735
Extreme Networks Inc (b)	2,628	43,993
F5 Inc (b)	1,193	300,004
Harmonic Inc (b)	2,384	31,540
Infinera Corp (b)(c)	4,176	27,436
Juniper Networks Inc	6,716	251,514
Lumentum Holdings Inc (b)	1,395	117,110
Motorola Solutions Inc	3,410	1,576,204
Netgear Inc (b)	554	15,440
NetScout Systems Inc (b)	1,456	31,537
Viasat Inc (b)(c)	1,656	14,093
Viavi Solutions Inc (b)	4,479	45,238
		10,053,800
Electronic Equipment, Instruments & Components - 0.6%
Advanced Energy Industries Inc	783	90,538
Amphenol Corp Class A	24,629	1,710,485
Arlo Technologies Inc (b)	1,991	22,279
Arrow Electronics Inc (b)	1,090	123,301
Avnet Inc (c)	1,820	95,222
Badger Meter Inc	606	128,545
Bel Fuse Inc Class B	206	16,989
Belden Inc	840	94,592
Benchmark Electronics Inc	741	33,641
CDW Corp/DE	2,735	475,999
Cognex Corp	3,529	126,550
Coherent Corp (b)	3,139	297,357
Corning Inc	15,752	748,535
Crane NXT Co	991	57,696
CTS Corp	616	32,482
Daktronics Inc (b)	750	12,645
ePlus Inc (b)	534	39,452
Evolv Technologies Holdings Inc Class A (b)(c)	2,149	8,489
FARO Technologies Inc (b)	416	10,550
Insight Enterprises Inc (b)	567	86,241
IPG Photonics Corp (b)	556	40,432
Itron Inc (b)	910	98,808
Jabil Inc	2,321	333,992
Keysight Technologies Inc (b)	3,573	573,931
Kimball Electronics Inc (b)	533	9,983
Knowles Corp (b)(c)	1,799	35,854
Lightwave Logic Inc (b)(c)	2,331	4,895
Littelfuse Inc	516	121,595
Luna Innovations Inc (b)	515	1,112
Methode Electronics Inc	650	7,664
MicroVision Inc (b)(c)	4,036	5,287
Mirion Technologies Inc Class A (b)	3,768	65,752
Napco Security Technologies Inc	726	25,817
nLight Inc (b)	1,017	10,668
Novanta Inc (b)	741	113,203
OSI Systems Inc (b)	319	53,410
Ouster Inc Class A (b)	901	11,010
PAR Technology Corp (b)(c)	732	53,194
PC Connection Inc	245	16,971
Plexus Corp (b)	551	86,220
Richardson Electronics Ltd/United States	287	4,027
Rogers Corp (b)	343	34,852
Sanmina Corp (b)	1,108	83,842
ScanSource Inc (b)	450	21,353
SmartRent Inc Class A (b)	3,689	6,456
TD SYNNEX Corp	1,567	183,778
Teledyne Technologies Inc (b)	957	444,172
Trimble Inc (b)	4,998	353,159
TTM Technologies Inc (b)	2,075	51,356
Vishay Intertechnology Inc	2,387	40,436
Vishay Precision Group Inc (b)	248	5,821
Vontier Corp	3,166	115,464
Zebra Technologies Corp Class A (b)	1,055	407,462
		7,633,564
IT Services - 0.9%
Akamai Technologies Inc (b)	3,104	296,898
Amdocs Ltd	2,375	202,208
Applied Digital Corp (b)(c)	2,044	15,616
ASGN Inc (b)	929	77,423
BigCommerce Holdings Inc (b)	1,373	8,402
Cloudflare Inc Class A (b)	6,217	669,447
Cognizant Technology Solutions Corp Class A	10,142	779,920
Couchbase Inc (b)	792	12,347
DigitalOcean Holdings Inc (b)	1,281	43,644
DXC Technology Co (b)	3,748	74,885
EPAM Systems Inc (b)	1,166	272,634
Fastly Inc Class A (b)	2,608	24,620
Gartner Inc (b)	1,574	762,556
GoDaddy Inc Class A (b)	2,881	568,623
Grid Dynamics Holdings Inc (b)	1,156	25,709
Hackett Group Inc/The	525	16,128
IBM Corporation	18,839	4,141,377
Kyndryl Holdings Inc (b)	4,742	164,073
MongoDB Inc Class A (b)	1,502	349,681
Okta Inc Class A (b)	3,298	259,882
Rackspace Technology Inc (b)	1,635	3,612
Snowflake Inc Class A (b)	6,850	1,057,709
Twilio Inc Class A (b)	3,287	355,259
Unisys Corp (b)	1,472	9,318
VeriSign Inc (b)	1,720	355,971
		10,547,942
Semiconductors & Semiconductor Equipment - 10.2%
ACM Research Inc Class A (b)(c)	1,012	15,281
Advanced Micro Devices Inc (b)	33,104	3,998,632
Aehr Test Systems (b)(c)	527	8,764
Alpha & Omega Semiconductor Ltd (b)	489	18,108
Ambarella Inc (b)	770	56,010
Amkor Technology Inc	2,284	58,676
Analog Devices Inc	10,145	2,155,407
Applied Materials Inc	16,935	2,754,139
Atomera Inc (b)(c)	477	5,533
Axcelis Technologies Inc (b)(c)	653	45,625
AXT Inc (b)	738	1,601
Broadcom Inc	95,211	22,073,719
CEVA Inc (b)	473	14,923
Cirrus Logic Inc (b)	1,101	109,638
Cohu Inc (b)	1,015	27,101
Credo Technology Group Holding Ltd (b)	2,909	195,514
Diodes Inc (b)	969	59,758
Enphase Energy Inc (b)	2,774	190,518
Entegris Inc	3,094	306,492
First Solar Inc (b)	2,191	386,142
FormFactor Inc (b)	1,604	70,576
Ichor Holdings Ltd (b)	690	22,232
Impinj Inc (b)	472	68,563
Intel Corp	87,288	1,750,124
inTEST Corp (b)	209	1,795
KLA Corp	2,749	1,732,200
Kopin Corp (b)	1,913	2,602
Lam Research Corp	26,673	1,926,591
Lattice Semiconductor Corp (b)	2,825	160,036
MACOM Technology Solutions Holdings Inc (b)	1,184	153,813
Marvell Technology Inc	17,706	1,955,628
MaxLinear Inc Class A (b)	1,547	30,600
Microchip Technology Inc	10,979	629,646
Micron Technology Inc	22,683	1,909,001
MKS Instruments Inc	1,383	144,371
Monolithic Power Systems Inc	998	590,517
Navitas Semiconductor Corp Class A (b)(c)	2,751	9,821
NVE Corp	88	7,166
NVIDIA Corp	503,165	67,570,029
ON Semiconductor Corp (b)	8,765	552,633
Onto Innovation Inc (b)	1,012	168,670
PDF Solutions Inc (b)	645	17,467
Penguin Solutions Inc (b)	1,071	20,552
Photronics Inc (b)	1,280	30,157
Power Integrations Inc	1,149	70,893
Qorvo Inc (b)	1,945	136,014
QUALCOMM Inc	22,784	3,500,078
Rambus Inc (b)	2,218	117,243
Rigetti Computing Inc Class A (b)(c)	3,593	54,829
Semtech Corp (b)	1,539	95,187
Silicon Laboratories Inc (b)	667	82,855
SiTime Corp (b)	387	83,023
SkyWater Technology Inc (b)	374	5,161
Skyworks Solutions Inc	3,267	289,718
SolarEdge Technologies Inc (b)(c)	1,137	15,463
Synaptics Inc (b)	792	60,445
Teradyne Inc	3,340	420,573
Texas Instruments Inc	18,671	3,500,999
Ultra Clean Holdings Inc (b)	896	32,211
Universal Display Corp	907	132,603
Veeco Instruments Inc (b)	1,148	30,766
Wolfspeed Inc (b)(c)	2,481	16,523
		120,650,955
Software - 10.2%
8x8 Inc (b)	2,299	6,138
A10 Networks Inc	1,454	26,754
ACI Worldwide Inc (b)	2,158	112,022
Adeia Inc	2,221	31,050
Adobe Inc (b)	9,070	4,033,248
Agilysys Inc (b)	449	59,138
Alarm.com Holdings Inc (b)	1,000	60,800
Alkami Technology Inc (b)	1,164	42,696
Altair Engineering Inc Class A (b)(c)	1,219	133,005
Amplitude Inc Class A (b)	1,649	17,397
ANSYS Inc (b)	1,790	603,821
Appfolio Inc Class A (b)	474	116,945
Appian Corp Class A (b)	817	26,945
AppLovin Corp Class A (b)	4,375	1,416,756
Asana Inc Class A (b)	1,682	34,094
Aspen Technology Inc (b)	545	136,048
Atlassian Corp Class A (b)	3,260	793,419
Aurora Innovation Inc Class A (b)(c)	20,260	127,638
Autodesk Inc (b)	4,406	1,302,281
AvePoint Inc Class A (b)	2,166	35,761
Bentley Systems Inc Class B	3,170	148,039
BILL Holdings Inc (b)	2,000	169,420
Blackbaud Inc (b)	835	61,723
BlackLine Inc (b)	1,046	63,555
Blend Labs Inc Class A (b)	3,778	15,905
Box Inc Class A (b)	3,000	94,800
Braze Inc Class A (b)	1,222	51,177
C3.ai Inc Class A (b)(c)	2,275	78,328
Cadence Design Systems Inc (b)	5,602	1,683,177
Ccc Intelligent Solutions Holdings Inc Class A (b)	8,460	99,236
Cerence Inc (b)	757	5,942
Cipher Mining Inc (b)	4,135	19,186
Cleanspark Inc (b)(c)	4,970	45,774
Clear Secure Inc Class A	1,865	49,684
Clearwater Analytics Holdings Inc Class A (b)	3,248	89,385
Commvault Systems Inc (b)	896	135,215
Confluent Inc Class A (b)	5,132	143,491
Consensus Cloud Solutions Inc (b)	378	9,019
Crowdstrike Holdings Inc Class A (b)	4,723	1,616,022
CS Disco Inc (b)	470	2,344
Daily Journal Corp (b)	18	10,224
Datadog Inc Class A (b)	6,366	909,638
Digimarc Corp (b)(c)	286	10,711
Digital Turbine Inc (b)	1,716	2,899
DocuSign Inc (b)	4,190	376,849
Dolby Laboratories Inc Class A	1,226	95,751
Domo Inc Class B (b)	725	5,133
DoubleVerify Holdings Inc (b)	2,870	55,133
Dropbox Inc Class A (b)	4,884	146,715
Dynatrace Inc (b)	6,098	331,426
E2open Parent Holdings Inc Class A (b)	4,121	10,962
Elastic NV (b)	1,751	173,489
Enfusion Inc Class A (b)	926	9,538
Fair Isaac Corp (b)	501	997,456
Five9 Inc (b)	1,548	62,911
Fortinet Inc (b)	12,986	1,226,917
Freshworks Inc Class A (b)	3,764	60,864
Gen Digital Inc	11,086	303,535
Gitlab Inc Class A (b)	2,368	133,437
Guidewire Software Inc (b)	1,690	284,900
HashiCorp Inc Class A (b)	3,140	107,419
HubSpot Inc (b)	1,051	732,305
Informatica Inc Class A (b)	1,375	35,654
Intapp Inc (b)	991	63,513
InterDigital Inc (c)	511	98,991
Intuit Inc	5,718	3,593,763
Jamf Holding Corp (b)	1,232	17,310
Klaviyo Inc Class A (b)	1,465	60,417
LiveRamp Holdings Inc (b)	1,349	40,969
Logility Supply Chain Solutions Inc Class A	612	6,781
Manhattan Associates Inc (b)	1,254	338,881
MARA Holdings Inc (b)(c)	6,061	101,643
Matterport Inc Class A (b)	6,108	28,952
Meridianlink Inc (b)	520	10,738
Microsoft Corp	152,030	64,080,645
MicroStrategy Inc Class A (b)(c)	3,573	1,034,812
Mitek Systems Inc (b)	955	10,629
N-able Inc/US (b)	1,451	13,552
nCino Inc (b)	1,914	64,272
NCR Voyix Corp (b)	2,953	40,870
NextNav Inc Class A (b)(c)	1,273	19,808
Nutanix Inc Class A (b)	5,016	306,879
Olo Inc Class A (b)	2,248	17,265
ON24 Inc (b)	728	4,702
OneSpan Inc	701	12,997
Oracle Corp	32,690	5,447,462
PagerDuty Inc (b)(c)	1,906	34,804
Palantir Technologies Inc Class A (b)	41,191	3,115,275
Palo Alto Networks Inc (b)	13,244	2,409,878
Pegasystems Inc	915	85,278
Porch Group Inc (b)	1,959	9,638
Procore Technologies Inc (b)	2,181	163,422
Progress Software Corp	895	58,309
PROS Holdings Inc (b)	845	18,556
PTC Inc (b)	2,458	451,952
Q2 Holdings Inc (b)	1,240	124,806
Qualys Inc (b)	760	106,567
Rapid7 Inc (b)	1,311	52,742
Rekor Systems Inc (b)(c)	1,418	2,211
RingCentral Inc Class A (b)	1,654	57,907
Riot Platforms Inc (b)(c)	5,523	56,390
Roper Technologies Inc	2,191	1,138,991
Salesforce Inc	19,820	6,626,421
Samsara Inc Class A (b)	4,195	183,280
SEMrush Holdings Inc Class A (b)	685	8,138
SentinelOne Inc Class A (b)	5,894	130,847
Servicenow Inc (b)	4,213	4,466,286
Smartsheet Inc Class A (b)	2,844	159,349
SolarWinds Corp	1,130	16,103
SoundHound AI Inc Class A (b)(c)	6,678	132,492
Sprinklr Inc Class A (b)	2,349	19,849
Sprout Social Inc Class A (b)	1,070	32,860
SPS Commerce Inc (b)	764	140,568
Synopsys Inc (b)	3,135	1,521,604
Telos Corp (b)	854	2,920
Tenable Holdings Inc (b)	2,466	97,111
Teradata Corp (b)	1,948	60,680
Terawulf Inc (b)(c)	6,221	35,211
Tyler Technologies Inc (b)	873	503,407
UiPath Inc Class A (b)	9,234	117,364
Unity Software Inc (b)	5,953	133,764
Varonis Systems Inc (b)	2,304	102,367
Verint Systems Inc (b)	1,229	33,736
Veritone Inc (b)(c)	797	2,613
Vertex Inc Class A (b)	1,040	55,484
Weave Communications Inc (b)	776	12,354
Workday Inc Class A (b)	4,345	1,121,140
Workiva Inc Class A (b)	1,060	116,070
Xperi Inc (b)	925	9,500
Yext Inc (b)	2,187	13,909
Zeta Global Holdings Corp Class A (b)	4,074	73,291
Zoom Communications Inc Class A (b)	5,396	440,368
Zscaler Inc (b)	1,920	346,387
Zuora Inc Class A (b)	2,743	27,211
		119,826,505
Technology Hardware, Storage & Peripherals - 6.9%
Apple Inc	310,978	77,875,111
Corsair Gaming Inc (b)	810	5,354
Dell Technologies Inc Class C	5,886	678,303
Diebold Nixdorf Inc (b)	760	32,710
Eastman Kodak Co (b)	1,568	10,302
Hewlett Packard Enterprise Co	26,601	567,931
HP Inc	20,030	653,579
Immersion Corp (c)	547	4,775
IonQ Inc (b)(c)	3,989	166,621
NetApp Inc	4,208	488,465
Pure Storage Inc Class A (b)	6,326	388,606
Seagate Technology Holdings PLC	4,298	370,960
Super Micro Computer Inc (b)	10,308	314,188
Turtle Beach Corp (b)	352	6,093
Western Digital Corp (b)	6,687	398,746
Xerox Holdings Corp (c)	2,321	19,566
		81,981,310
TOTAL INFORMATION TECHNOLOGY		350,694,076

Materials - 2.1%
Chemicals - 1.3%
AdvanSix Inc	559	15,926
Air Products and Chemicals Inc	4,546	1,318,522
Albemarle Corp (c)	2,410	207,453
Alto Ingredients Inc (b)	1,041	1,623
American Vanguard Corp	468	2,167
Ashland Inc	1,016	72,603
Aspen Aerogels Inc (b)	1,241	14,743
Avient Corp	1,894	77,389
Axalta Coating Systems Ltd (b)	4,508	154,264
Balchem Corp	671	109,370
Cabot Corp	1,132	103,363
Celanese Corp	2,245	155,376
CF Industries Holdings Inc	3,694	315,172
Chemours Co/The	3,032	51,241
Core Molding Technologies Inc (b)	142	2,349
Corteva Inc	14,165	806,838
Danimer Scientific Inc warrants 7/15/2025 (b)	461	16
Dow Inc	14,351	575,906
DuPont de Nemours Inc	8,541	651,251
Eastman Chemical Co	2,396	218,803
Ecolab Inc	5,176	1,212,840
Ecovyst Inc (b)	2,138	16,334
Element Solutions Inc	4,588	116,673
FMC Corp	2,575	125,171
Ginkgo Bioworks Holdings Inc Class A (b)(c)	745	7,316
Hawkins Inc	398	48,823
HB Fuller Co	1,140	76,927
Huntsman Corp	3,285	59,229
Ingevity Corp (b)	715	29,136
Innospec Inc	505	55,580
International Flavors & Fragrances Inc	5,232	442,366
Intrepid Potash Inc (b)	187	4,099
Koppers Holdings Inc	410	13,284
Kronos Worldwide Inc	459	4,475
Linde PLC	9,828	4,114,689
LSB Industries Inc (b)	1,103	8,372
LyondellBasell Industries NV Class A1	5,321	395,191
Mativ Holdings Inc	1,070	11,663
Minerals Technologies Inc	673	51,289
Mosaic Co/The	6,557	161,171
NewMarket Corp	159	84,008
Olin Corp	2,434	82,269
Origin Materials Inc Class A (b)(c)	2,094	2,680
Perimeter Solutions Inc	2,739	35,004
PPG Industries Inc	4,770	569,777
PureCycle Technologies Inc (b)(c)	2,706	27,737
Quaker Chemical Corp (c)	282	39,694
Rayonier Advanced Materials Inc (b)	1,340	11,055
RPM International Inc	2,634	324,140
Scotts Miracle-Gro Co/The	863	57,251
Sensient Technologies Corp	854	60,856
Sherwin-Williams Co/The	4,745	1,612,968
Stepan Co	424	27,433
Trinseo PLC	793	4,044
Tronox Holdings PLC	2,340	23,564
Westlake Corp	692	79,338
		14,850,821
Construction Materials - 0.1%
Eagle Materials Inc	688	169,771
Knife River Corp (b)	1,165	118,411
Martin Marietta Materials Inc	1,250	645,625
Summit Materials Inc Class A (b)	2,450	123,970
United States Lime & Minerals Inc	214	28,406
Vulcan Materials Co	2,701	694,778
		1,780,961
Containers & Packaging - 0.3%
Amcor PLC	29,566	278,216
AptarGroup Inc	1,355	212,871
Ardagh Metal Packaging SA	3,041	9,153
Avery Dennison Corp	1,648	308,390
Ball Corp	6,220	342,909
Berry Global Group Inc	2,346	151,716
Crown Holdings Inc	2,440	201,764
Graphic Packaging Holding CO	6,159	167,278
Greif Inc Class A	509	31,110
International Paper Co	7,107	382,499
Myers Industries Inc	721	7,960
O-I Glass Inc (b)	3,108	33,691
Packaging Corp of America	1,814	408,386
Pactiv Evergreen Inc	815	14,238
Ranpak Holdings Corp Class A (b)	939	6,460
Sealed Air Corp	3,015	101,997
Silgan Holdings Inc	1,682	87,548
Smurfit WestRock PLC	10,090	543,447
Sonoco Products Co	2,029	99,117
TriMas Corp	742	18,246
		3,406,996
Metals & Mining - 0.4%
Alcoa Corp	5,300	200,234
Alpha Metallurgical Resources Inc	222	44,427
Arch Resources Inc Class A	364	51,404
ATI Inc (b)	2,563	141,068
Carpenter Technology Corp	1,023	173,613
Century Aluminum Co (b)	1,052	19,167
Cleveland-Cliffs Inc (b)	9,452	88,849
Coeur Mining Inc (b)	8,107	46,372
Commercial Metals Co	2,374	117,750
Compass Minerals International Inc	634	7,133
Freeport-McMoRan Inc	29,415	1,120,123
Gatos Silver Inc (b)	922	12,890
Hecla Mining Co	12,467	61,213
Kaiser Aluminum Corp	313	21,995
Materion Corp	421	41,628
Metallus Inc (b)	737	10,414
MP Materials Corp (b)(c)	2,481	38,704
Newmont Corp	23,488	874,223
Nucor Corp	4,861	567,327
Olympic Steel Inc	180	5,906
Piedmont Lithium Inc (b)(c)	326	2,848
Radius Recycling Inc Class A	538	8,188
Ramaco Resources Inc Class A	522	5,356
Ramaco Resources Inc Class B	7	68
Reliance Inc	1,130	304,264
Royal Gold Inc	1,356	178,789
Ryerson Holding Corp (c)	543	10,051
Steel Dynamics Inc	2,942	335,594
SunCoke Energy Inc	1,673	17,901
United States Steel Corp (c)	4,596	156,218
Universal Stainless & Alloy Products Inc (b)	186	8,190
Warrior Met Coal Inc	1,087	58,959
Worthington Steel Inc	686	21,829
		4,752,695
Paper & Forest Products - 0.0%
Clearwater Paper Corp (b)	326	9,705
Louisiana-Pacific Corp	1,285	133,062
Sylvamo Corp	720	56,894
		199,661
TOTAL MATERIALS		24,991,134

Real Estate - 2.4%
Diversified REITs - 0.0%
Alexander & Baldwin Inc	1,487	26,379
American Assets Trust Inc	949	24,921
Armada Hoffler Properties Inc Class A	1,388	14,199
Broadstone Net Lease Inc Class A	3,870	61,378
CTO Realty Growth Inc	436	8,593
Empire State Realty Trust Inc Class A	2,688	27,740
Essential Properties Realty Trust Inc	3,632	113,609
Gladstone Commercial Corp	890	14,454
Global Net Lease Inc	3,998	29,185
One Liberty Properties Inc	348	9,480
WP Carey Inc	4,497	244,997
		574,935
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc	3,198	311,965
CareTrust REIT Inc	3,180	86,019
Community Healthcare Trust Inc	544	10,450
Diversified Healthcare Trust	4,369	10,049
Global Medical REIT Inc	1,263	9,750
Healthcare Realty Trust Inc	7,521	127,481
Healthpeak Properties Inc	14,465	293,206
LTC Properties Inc	935	32,304
Medical Properties Trust Inc (c)	12,012	47,447
National Health Investors Inc	912	63,202
Omega Healthcare Investors Inc	5,277	199,734
Sabra Health Care REIT Inc	4,869	84,331
Universal Health Realty Income Trust	274	10,196
Ventas Inc	8,454	497,856
Welltower Inc	11,832	1,491,187
		3,275,177
Hotel & Resort REITs - 0.0%
Apple Hospitality REIT Inc	4,549	69,827
Chatham Lodging Trust	1,072	9,594
DiamondRock Hospitality Co	4,254	38,414
Host Hotels & Resorts Inc	14,393	252,166
Park Hotels & Resorts Inc	4,229	59,502
Pebblebrook Hotel Trust	2,403	32,561
RLJ Lodging Trust	3,116	31,814
Ryman Hospitality Properties Inc	1,233	128,651
Service Properties Trust	3,197	8,120
Summit Hotel Properties Inc	2,253	15,433
Sunstone Hotel Investors Inc	4,094	48,473
Xenia Hotels & Resorts Inc	2,085	30,983
		725,538
Industrial REITs - 0.3%
Americold Realty Trust Inc	5,406	115,688
EastGroup Properties Inc	1,007	161,613
First Industrial Realty Trust Inc	2,731	136,905
Industrial Logistics Properties Trust	1,284	4,687
Lineage Inc (c)	1,239	72,568
LXP Industrial Trust	6,010	48,801
Plymouth Industrial REIT Inc	816	14,525
Prologis Inc	18,947	2,002,699
Rexford Industrial Realty Inc	4,523	174,859
STAG Industrial Inc Class A	3,797	128,415
Terreno Realty Corp	1,996	118,043
		2,978,803
Office REITs - 0.1%
Brandywine Realty Trust	3,510	19,656
BXP Inc	2,984	221,890
City Office Reit Inc	901	4,974
COPT Defense Properties	2,340	72,423
Cousins Properties Inc	3,091	94,708
Douglas Emmett Inc (c)	3,508	65,108
Easterly Government Properties Inc	1,952	22,175
Equity Commonwealth	2,196	3,887
Highwoods Properties Inc	2,210	67,582
Hudson Pacific Properties Inc	2,798	8,478
JBG SMITH Properties	1,870	28,742
Kilroy Realty Corp	2,197	88,869
NET Lease Office Properties	306	9,550
Office Properties Income Trust	771	771
Orion Office REIT Inc	1,152	4,274
Paramount Group Inc	3,679	18,174
Peakstone Realty Trust	796	8,812
Piedmont Office Realty Trust Inc Class A1	2,493	22,811
Postal Realty Trust Inc Class A	523	6,825
SL Green Realty Corp	1,345	91,352
Vornado Realty Trust	3,409	143,314
		1,004,375
Real Estate Management & Development - 0.2%
Anywhere Real Estate Inc (b)	1,864	6,151
CBRE Group Inc Class A (b)	6,165	809,403
Compass Inc Class A (b)	8,362	48,918
CoStar Group Inc (b)	8,405	601,714
Cushman & Wakefield PLC (b)	4,627	60,521
Douglas Elliman Inc (b)	1,663	2,777
eXp World Holdings Inc (c)	1,669	19,210
Forestar Group Inc (b)	383	9,927
Howard Hughes Holdings Inc (b)	615	47,306
Jones Lang LaSalle Inc (b)	975	246,812
Kennedy-Wilson Holdings Inc	2,411	24,086
Marcus & Millichap Inc	500	19,130
Newmark Group Inc Class A	2,831	36,265
Opendoor Technologies Inc Class A (b)	12,757	20,411
RE/MAX Holdings Inc Class A (b)	418	4,460
Redfin Corp (b)(c)	2,423	19,069
RMR Group Inc/The Class A	329	6,791
Seaport Entertainment Group Inc	86	2,404
Seritage Growth Properties Class A (b)	736	3,032
St Joe Co/The	817	36,708
Zillow Group Inc Class A (b)	1,381	97,844
Zillow Group Inc Class C (b)	2,825	209,191
		2,332,130
Residential REITs - 0.3%
American Homes 4 Rent Class A	6,442	241,060
Apartment Investment and Management Co Class A	2,655	24,134
AvalonBay Communities Inc	2,906	639,233
Camden Property Trust	2,186	253,663
Centerspace	305	20,176
Elme Communities	1,762	26,906
Equity LifeStyle Properties Inc	3,825	254,745
Equity Residential	6,988	501,459
Essex Property Trust Inc	1,316	375,639
Independence Realty Trust Inc	4,685	92,950
Invitation Homes Inc	11,666	372,962
Mid-America Apartment Communities Inc	2,391	369,577
NexPoint Residential Trust Inc	456	19,037
Sun Communities Inc	2,404	295,620
UDR Inc	6,158	267,319
UMH Properties Inc	1,362	25,715
Veris Residential Inc	1,642	27,306
		3,807,501
Retail REITs - 0.3%
Acadia Realty Trust	2,123	51,292
Agree Realty Corp	2,065	145,479
Alexander's Inc	42	8,403
Brixmor Property Group Inc	6,180	172,051
CBL & Associates Properties Inc	298	8,764
Curbline Properties Corp	1,994	46,301
Federal Realty Investment Trust	1,545	172,963
Getty Realty Corp	1,024	30,853
InvenTrust Properties Corp	1,555	46,852
Kimco Realty Corp	13,808	323,521
Kite Realty Group Trust	4,578	115,549
Macerich Co/The	4,380	87,250
NETSTREIT Corp (c)	1,606	22,725
NNN REIT Inc	3,777	154,290
Phillips Edison & Co Inc	2,500	93,650
Realty Income Corp	17,807	951,072
Regency Centers Corp	3,337	246,704
Retail Opportunity Investments Corp	2,576	44,719
Saul Centers Inc	269	10,437
Simon Property Group Inc	6,266	1,079,068
SITE Centers Corp	909	13,899
Tanger Inc	2,275	77,646
Urban Edge Properties	2,464	52,976
Whitestone REIT	873	12,370
		3,968,834
Specialized REITs - 0.9%
American Tower Corp	9,556	1,752,667
Crown Castle Inc	8,894	807,219
CubeSmart	4,647	199,124
Digital Realty Trust Inc	6,295	1,116,292
EPR Properties	1,544	68,368
Equinix Inc	1,941	1,830,150
Extra Space Storage Inc	4,343	649,713
Farmland Partners Inc	919	10,807
Four Corners Property Trust Inc	1,905	51,702
Gaming and Leisure Properties Inc	5,614	270,370
Gladstone Land Corp	749	8,127
Iron Mountain Inc	6,003	630,975
Lamar Advertising Co Class A	1,796	218,645
National Storage Affiliates Trust	1,435	54,401
Outfront Media Inc	2,791	49,512
PotlatchDeltic Corp	1,462	57,384
Public Storage Operating Co	3,225	965,694
Rayonier Inc	2,806	73,237
Safehold Inc	932	17,223
SBA Communications Corp Class A	2,202	448,768
Uniti Group Inc	4,810	26,455
VICI Properties Inc	21,389	624,773
Weyerhaeuser Co	14,936	420,448
		10,352,054
TOTAL REAL ESTATE		29,019,347

Utilities - 2.2%
Electric Utilities - 1.3%
ALLETE Inc	1,176	76,205
Alliant Energy Corp	5,256	310,840
American Electric Power Co Inc	10,883	1,003,739
Constellation Energy Corp	6,396	1,430,849
Duke Energy Corp	15,787	1,700,891
Edison International	7,901	630,816
Entergy Corp	8,747	663,198
Evergy Inc	4,679	287,992
Eversource Energy	7,328	420,847
Exelon Corp	20,449	769,700
FirstEnergy Corp	10,467	416,377
Genie Energy Ltd Class B	402	6,267
Hawaiian Electric Industries Inc (b)	3,374	32,829
IDACORP Inc	1,096	119,771
MGE Energy Inc	751	70,564
NextEra Energy Inc	42,023	3,012,630
NRG Energy Inc	4,226	381,270
OGE Energy Corp	4,122	170,033
Otter Tail Corp (c)	872	64,388
PG&E Corp	43,680	881,462
Pinnacle West Capital Corp	2,327	197,260
Portland General Electric Co	2,138	93,260
PPL Corp	15,103	490,243
Southern Co/The	22,354	1,840,181
TXNM Energy Inc	1,828	89,883
Xcel Energy Inc	11,399	769,660
		15,931,155
Gas Utilities - 0.1%
Atmos Energy Corp	3,163	440,512
Chesapeake Utilities Corp	455	55,214
MDU Resources Group Inc	4,212	75,900
National Fuel Gas Co	1,883	114,260
New Jersey Resources Corp	2,055	95,866
Northwest Natural Holding Co	849	33,586
ONE Gas Inc	1,149	79,568
Southwest Gas Holdings Inc	1,222	86,408
Spire Inc	1,166	79,090
UGI Corp	4,421	124,805
		1,185,209
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	14,607	187,992
Altus Power Inc Class A (b)(c)	1,046	4,257
Clearway Energy Inc Class A	756	18,484
Clearway Energy Inc Class C	1,576	40,976
Montauk Renewables Inc (b)	1,158	4,609
Ormat Technologies Inc (c)	1,125	76,185
Sunnova Energy International Inc (b)(c)	2,137	7,330
Vistra Corp	7,029	969,088
		1,308,921
Multi-Utilities - 0.6%
Ameren Corp	5,457	486,437
Avista Corp	1,590	58,242
Black Hills Corp	1,408	82,396
CenterPoint Energy Inc	13,342	423,342
CMS Energy Corp	6,103	406,765
Consolidated Edison Inc	7,076	631,391
Dominion Energy Inc	17,172	924,884
DTE Energy Co	4,234	511,256
NiSource Inc	9,150	336,354
NorthWestern Corp	1,244	66,504
Public Service Enterprise Group Inc	10,193	861,207
Sempra	12,950	1,135,974
Unitil Corp	312	16,907
WEC Energy Group Inc	6,459	607,404
		6,549,063
Water Utilities - 0.1%
American States Water Co	756	58,756
American Water Works Co Inc	3,988	496,466
Artesian Resources Corp Class A	197	6,229
California Water Service Group	1,187	53,807
Consolidated Water Co Ltd	320	8,285
Essential Utilities Inc	5,165	187,593
Middlesex Water Co	371	19,526
SJW Group	610	30,024
York Water Co/The	281	9,194
		869,880
TOTAL UTILITIES		25,844,228

TOTAL UNITED STATES		1,152,898,865
TOTAL COMMON STOCKS (Cost $782,811,567)		1,162,178,759

U.S. Treasury Obligations - 0.1%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (h) (Cost $944,175)	4.46	950,000	944,599

Money Market Funds - 2.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.36	23,792,502	23,797,261
Fidelity Securities Lending Cash Central Fund (i)(j)	4.35	10,315,263	10,316,295
TOTAL MONEY MARKET FUNDS (Cost $34,113,556)			34,113,556

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $817,869,298)	1,197,236,914
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(8,118,553)
NET ASSETS - 100.0%	1,189,118,361

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini Russell 2000 Index Contracts (United States)	23	Mar 2025	2,587,270	(15,020)	(15,020)
CME E-mini S&P 500 Index Contracts (United States)	75	Mar 2025	22,259,063	(258,265)	(258,265)
CME E-mini S&P MidCap 400 Index Contracts (United States)	3	Mar 2025	944,010	(2,526)	(2,526)

TOTAL FUTURES CONTRACTS					(275,811)
The notional amount of futures purchased as a percentage of Net Assets is 2.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $300 and all restrictions are set to expire on or before January 31, 2025.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(e)	Level 3 security
(f)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $18,812 or 0.0% of net assets.

(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $944,599.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	24,575,444	194,439,061	195,217,246	1,163,657	2	-	23,797,261	23,792,502	0.0%
Fidelity Securities Lending Cash Central Fund	10,430,214	37,330,435	37,444,354	88,445	-	-	10,316,295	10,315,263	0.0%
Total	35,005,658	231,769,496	232,661,600	1,252,102	2	-	34,113,556	34,107,765

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	101,934,492	101,934,492	-	-
Consumer Discretionary	131,589,977	131,589,883	94	-
Consumer Staples	60,496,227	60,496,227	-	-
Energy	38,207,335	38,207,335	-	-
Financials	164,683,458	164,683,458	-	-
Health Care	119,176,561	119,175,029	300	1,232
Industrials	108,432,644	108,432,644	-	-
Information Technology	357,495,635	357,495,635	-	-
Materials	25,298,855	25,298,855	-	-
Real Estate	29,019,347	29,019,347	-	-
Utilities	25,844,228	25,844,228	-	-

U.S. Treasury Obligations	944,599	-	944,599	-

Money Market Funds	34,113,556	34,113,556	-	-
Total Investments in Securities:	1,197,236,914	1,196,290,689	944,993	1,232
Derivative Instruments: Liabilities
Futures Contracts	(275,811)	(275,811)	-	-
Total Liabilities	(275,811)	(275,811)	-	-
Total Derivative Instruments:	(275,811)	(275,811)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(275,811)
Total Equity Risk	0	(275,811)
Total Value of Derivatives	0	(275,811)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
VIP Total Market Index Portfolio
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value (including securities loaned of $9,913,467) - See accompanying schedule:
Unaffiliated issuers (cost $783,755,742)	$1,163,123,358
Fidelity Central Funds (cost $34,113,556)	34,113,556

Total Investment in Securities (cost $817,869,298)		$1,197,236,914
Segregated cash with brokers for derivative instruments		433,784
Cash		1,030
Foreign currency held at value (cost $97)		97
Receivable for fund shares sold		1,823,493
Dividends receivable		740,585
Distributions receivable from Fidelity Central Funds		103,683
Other receivables		1,941
Total assets		1,200,341,527
Liabilities
Payable for fund shares redeemed	$695,164
Accrued management fee	109,814
Distribution and service plan fees payable	20,681
Payable for daily variation margin on futures contracts	81,193
Collateral on securities loaned	10,316,314
Total liabilities		11,223,166
Net Assets		$1,189,118,361
Net Assets consist of:
Paid in capital		$819,855,871
Total accumulated earnings (loss)		369,262,490
Net Assets		$1,189,118,361

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($1,087,743,955 ÷ 51,606,002 shares)		$21.08
Service Class :
Net Asset Value, offering price and redemption price per share ($5,360,164 ÷ 254,738 shares)		$21.04
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($96,014,242 ÷ 4,575,653 shares)		$20.98
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends		$13,305,813
Interest		63,079
Income from Fidelity Central Funds (including $88,445 from security lending)		1,252,102
Total income		14,620,994
Expenses
Management fee	$930,037
Transfer agent fees	229,073
Distribution and service plan fees	197,864
Independent trustees' fees and expenses	4,239
Miscellaneous	2,624
Total expenses before reductions	1,363,837
Expense reductions	(1,627)
Total expenses after reductions		1,362,210
Net Investment income (loss)		13,258,784
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,462,599)
Fidelity Central Funds	2
Foreign currency transactions	945
Futures contracts	3,816,125
Total net realized gain (loss)		2,354,473
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	196,296,518
Assets and liabilities in foreign currencies	(1,638)
Futures contracts	(968,560)
Total change in net unrealized appreciation (depreciation)		195,326,320
Net gain (loss)		197,680,793
Net increase (decrease) in net assets resulting from operations		$210,939,577
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,258,784	$10,842,847
Net realized gain (loss)	2,354,473	(233,648)
Change in net unrealized appreciation (depreciation)	195,326,320	151,439,889
Net increase (decrease) in net assets resulting from operations	210,939,577	162,049,088
Distributions to shareholders	(13,954,136)	(7,738,444)

Share transactions - net increase (decrease)	155,393,473	102,198,089
Total increase (decrease) in net assets	352,378,914	256,508,733

Net Assets
Beginning of period	836,739,447	580,230,714
End of period	$1,189,118,361	$836,739,447

Financial Highlights
VIP Total Market Index Portfolio Initial Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$17.26	$13.83	$17.40	$14.07	$11.86
Income from Investment Operations
Net investment income (loss) A,B	.26	.24	.22	.19	.19
Net realized and unrealized gain (loss)	3.83	3.36	(3.56)	3.41	2.21
Total from investment operations	4.09	3.60	(3.34)	3.60	2.40
Distributions from net investment income	(.27)	(.17)	(.20)	(.17)	(.18)
Distributions from net realized gain	-	-	(.03)	(.11)	(.02)
Total distributions	(.27)	(.17)	(.23)	(.27) C	(.19) C
Net asset value, end of period	$21.08	$17.26	$13.83	$17.40	$14.07
Total Return D,E	23.69%	26.07%	(19.22)%	25.69%	20.30%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.11%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.11%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.11%	.12%	.12%	.12%	.12%
Net investment income (loss)	1.32%	1.58%	1.45%	1.18%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$1,087,744	$778,339	$548,368	$569,470	$259,544
Portfolio turnover rate H	2%	2%	6%	3%	9%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Total Market Index Portfolio Service Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$17.23	$13.82	$17.40	$14.07	$11.86
Income from Investment Operations
Net investment income (loss) A,B	.24	.23	.20	.17	.17
Net realized and unrealized gain (loss)	3.82	3.35	(3.56)	3.41	2.22
Total from investment operations	4.06	3.58	(3.36)	3.58	2.39
Distributions from net investment income	(.25)	(.17)	(.19)	(.15)	(.17)
Distributions from net realized gain	-	-	(.03)	(.11)	(.02)
Total distributions	(.25)	(.17)	(.22)	(.25) C	(.18) C
Net asset value, end of period	$21.04	$17.23	$13.82	$17.40	$14.07
Total Return D,E	23.58%	25.94%	(19.33)%	25.55%	20.20%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.21%	.22%	.22%	.22%	.22%
Expenses net of fee waivers, if any	.21%	.22%	.22%	.22%	.22%
Expenses net of all reductions	.21%	.22%	.22%	.22%	.22%
Net investment income (loss)	1.22%	1.48%	1.35%	1.08%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$5,360	$3,865	$493	$414	$347
Portfolio turnover rate H	2%	2%	6%	3%	9%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Total Market Index Portfolio Service Class 2

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$17.19	$13.79	$17.36	$14.05	$11.86
Income from Investment Operations
Net investment income (loss) A,B	.21	.21	.17	.15	.16
Net realized and unrealized gain (loss)	3.81	3.33	(3.54)	3.41	2.21
Total from investment operations	4.02	3.54	(3.37)	3.56	2.37
Distributions from net investment income	(.23)	(.14)	(.18)	(.14)	(.16)
Distributions from net realized gain	-	-	(.03)	(.11)	(.02)
Total distributions	(.23)	(.14)	(.20) C	(.25)	(.18)
Net asset value, end of period	$20.98	$17.19	$13.79	$17.36	$14.05
Total Return D,E	23.38%	25.71%	(19.41)%	25.38%	19.98%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.36%	.37%	.37%	.37%	.37%
Expenses net of fee waivers, if any	.36%	.37%	.37%	.37%	.37%
Expenses net of all reductions	.36%	.37%	.37%	.37%	.37%
Net investment income (loss)	1.07%	1.33%	1.20%	.93%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$96,014	$54,535	$31,370	$13,135	$4,116
Portfolio turnover rate H	2%	2%	6%	3%	9%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Extended Market Index Portfolio
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Common Stocks - 97.2%
	Shares	Value ($)
ARGENTINA - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Arcadium Lithium PLC	48,413	248,359
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	4,730	94,127
BELGIUM - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Global Ltd Class A (b)	7,378	94,143
Liberty Global Ltd Class C (b)(c)	7,541	99,089

TOTAL BELGIUM		193,232
BERMUDA - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	2,551	17,678
Financials - 0.3%
Insurance - 0.3%
RenaissanceRe Holdings Ltd	2,347	583,958
TOTAL BERMUDA		601,636
CANADA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Tankers Ltd Class A	1,155	45,957
Information Technology - 0.0%
Software - 0.0%
D-Wave Quantum Inc (b)(c)	6,776	56,919
Materials - 0.0%
Metals & Mining - 0.0%
McEwen Mining Inc (b)	1,953	15,194
TOTAL CANADA		118,070
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	7,375	29,868
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	2,623	41,417
Paper & Forest Products - 0.0%
Mercer International Inc	2,139	13,904
TOTAL GERMANY		55,321
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)	21,437	73,315
IRELAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp	1,850	22,478
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	1,651	22,866
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)	690	49,487
TOTAL IRELAND		94,831
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)(c)	4,515	89,939
JAPAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Allegro MicroSystems Inc (b)	7,045	154,004
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc	1,907	94,759
NETHERLANDS - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (b)	2,065	36,468
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (b)	727	12,314
PUERTO RICO - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	3,261	20,739
Liberty Latin America Ltd Class C (b)	3,937	24,961
		45,700
Financials - 0.3%
Banks - 0.3%
First BanCorp/Puerto Rico	7,259	134,945
Ofg Bancorp	2,082	88,110
Popular Inc	3,257	306,354
		529,409
Financial Services - 0.0%
EVERTEC Inc	2,912	100,551
TOTAL FINANCIALS		629,960

TOTAL PUERTO RICO		675,660
SINGAPORE - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Scilex Holding Co (b)	4,477	1,909
Scilex Holding Co (b)(d)	1,785	608
		2,517
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	2,475	115,484
TOTAL SINGAPORE		118,001
SWEDEN - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Autoliv Inc	3,297	309,226
Financials - 0.0%
Insurance - 0.0%
SiriusPoint Ltd (b)	4,387	71,903
TOTAL SWEDEN		381,129
SWITZERLAND - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sunrise Communications AG ADR	2,958	127,431
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc (c)	5,563	50,233
Health Care - 0.1%
Biotechnology - 0.1%
CRISPR Therapeutics AG (b)(c)	3,844	151,300
TOTAL SWITZERLAND		328,964
THAILAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Fabrinet (b)	1,628	357,965
UNITED KINGDOM - 0.4%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Soho House & Co Inc Class A (b)(c)	1,492	11,115
Energy - 0.3%
Energy Equipment & Services - 0.3%
TechnipFMC PLC	19,273	557,761
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	1,294	16,938
Materials - 0.1%
Metals & Mining - 0.1%
Anglogold Ashanti Plc	15,457	356,748
TOTAL UNITED KINGDOM		942,562
UNITED STATES - 95.6%
Communication Services - 3.1%
Diversified Telecommunication Services - 0.4%
Anterix Inc (b)	840	25,763
AST SpaceMobile Inc Class A (b)(c)	6,316	133,268
Atn International Inc	414	6,959
Bandwidth Inc Class A (b)	1,206	20,526
Cogent Communications Holdings Inc	1,914	147,512
Frontier Communications Parent Inc (b)	9,950	345,265
Globalstar Inc (b)	34,855	72,150
IDT Corp Class B	948	45,049
Iridium Communications Inc	5,360	155,547
Lumen Technologies Inc (b)	45,768	243,028
Shenandoah Telecommunications Co	2,142	27,011
		1,222,078
Entertainment - 1.0%
AMC Entertainment Holdings Inc Class A (b)(c)	16,466	65,535
Atlanta Braves Holdings Inc Class A (b)(c)	581	23,704
Atlanta Braves Holdings Inc Class C (b)	1,587	60,719
Cinemark Holdings Inc (b)	4,836	149,819
Endeavor Group Holdings Inc Class A (c)	8,542	267,279
Eventbrite Inc Class A (b)	3,155	10,600
Lions Gate Entertainment Corp Class A (b)(c)	2,979	25,441
Lions Gate Entertainment Corp Class B (b)	4,989	37,667
Live Nation Entertainment Inc (b)	7,044	912,198
Madison Square Garden Entertainment Corp Class A (b)	1,818	64,721
Madison Square Garden Sports Corp Class A (b)	754	170,163
Marcus Corp/The	1,174	25,241
Playtika Holding Corp	2,157	14,970
Roku Inc Class A (b)	5,735	426,340
Skillz Inc Class A (b)	429	2,157
Sphere Entertainment Co Class A (b)	1,205	48,586
TKO Group Holdings Inc Class A (b)	2,989	424,767
Vivid Seats Inc Class A (b)(c)	3,946	18,270
Warner Music Group Corp Class A	6,386	197,966
		2,946,143
Interactive Media & Services - 0.5%
Angi Inc Class A (b)(c)	2,941	4,882
Bumble Inc Class A (b)	4,238	34,497
Cargurus Inc Class A (b)	3,910	142,871
Cars.com Inc (b)	2,700	46,791
EverQuote Inc Class A (b)(c)	1,272	25,427
fuboTV Inc (b)	15,647	19,715
IAC Inc Class A (b)	3,212	138,566
Match Group Inc	11,605	379,600
MediaAlpha Inc Class A (b)	1,353	15,275
Nextdoor Holdings Inc Class A (b)	7,431	17,611
QuinStreet Inc (b)	2,472	57,029
Rumble Inc Class A (b)(c)	3,577	46,537
Shutterstock Inc	1,084	32,899
TripAdvisor Inc Class A (b)	4,923	72,713
Vimeo Inc Class A (b)	6,972	44,621
Yelp Inc Class A (b)	2,995	115,907
Ziff Davis Inc (b)	2,033	110,473
ZipRecruiter Inc Class A (b)	3,625	26,245
ZoomInfo Technologies Inc (b)	13,107	137,755
		1,469,414
Media - 1.1%
Advantage Solutions Inc Class A (b)(c)	2,334	6,815
Altice USA Inc Class A (b)(c)	11,492	27,696
AMC Networks Inc Class A (b)	1,575	15,593
Boston Omaha Corp (b)	1,104	15,655
Cable One Inc (c)	209	75,683
Cardlytics Inc (b)(c)	1,919	7,119
Clear Channel Outdoor Holdings Inc (b)	13,897	19,039
EchoStar Corp Class A (b)	5,438	124,530
Entravision Communications Corp Class A	2,436	5,725
EW Scripps Co/The Class A (b)	2,218	4,902
Gannett Co Inc (b)	5,572	28,194
Gray Television Inc	3,869	12,187
iHeartMedia Inc Class A (b)	4,792	9,488
Integral Ad Science Holding Corp (b)	3,413	35,632
John Wiley & Sons Inc Class A	1,838	80,339
Liberty Broadband Corp Class A (b)	884	65,734
Liberty Broadband Corp Class C (b)	4,891	365,651
Magnite Inc (b)	5,605	89,232
National CineMedia Inc (b)	4,401	29,223
New York Times Co/The Class A	7,363	383,244
News Corp Class A	16,892	465,206
News Corp Class B	5,164	157,140
Nexstar Media Group Inc	1,367	215,945
Paramount Global Class A	1,055	23,527
Paramount Global Class B (c)	25,274	264,366
PubMatic Inc Class A (b)	1,887	27,720
Scholastic Corp	1,082	23,079
Sinclair Inc Class A	1,769	28,552
Sirius XM Holdings Inc (c)	9,924	226,267
Stagwell Inc Class A (b)	4,602	30,281
TechTarget Inc/old	1,103	21,861
TEGNA Inc	7,495	137,084
Thryv Holdings Inc (b)	1,461	21,623
WideOpenWest Inc (b)	1,849	9,171
		3,053,503
Wireless Telecommunication Services - 0.1%
Gogo Inc (b)(c)	2,510	20,306
NII Holdings Inc (b)(e)	1,280	0
Spok Holdings Inc	996	15,985
Telephone and Data Systems Inc	4,391	149,777
United States Cellular Corp (b)	644	40,392
		226,460
TOTAL COMMUNICATION SERVICES		8,917,598

Consumer Discretionary - 12.1%
Automobile Components - 0.8%
Adient PLC (b)	3,909	67,352
American Axle & Manufacturing Holdings Inc (b)	5,377	31,348
BorgWarner Inc	10,267	326,389
Cooper-Standard Holdings Inc (b)	690	9,356
Dana Inc	5,753	66,505
Dorman Products Inc (b)	1,228	159,087
Fox Factory Holding Corp (b)	1,892	57,271
Gentex Corp	10,376	298,102
Gentherm Inc (b)	1,384	55,256
Goodyear Tire & Rubber Co/The (b)	12,912	116,208
Holley Inc Class A (b)	2,049	6,188
LCI Industries	1,150	118,899
Lear Corp	2,536	240,159
Luminar Technologies Inc Class A (b)(c)	1,098	5,907
Modine Manufacturing Co (b)	2,359	273,479
Patrick Industries Inc	1,506	125,118
Phinia Inc	1,941	93,498
QuantumScape Corp Class A (b)(c)	16,744	86,901
Solid Power Inc (b)(c)	6,195	11,709
Standard Motor Products Inc	951	29,462
Stoneridge Inc (b)	1,115	6,991
Visteon Corp (b)	1,231	109,214
XPEL Inc (b)(f)	1,019	40,699
		2,335,098
Automobiles - 0.4%
Canoo Inc Class A (b)(c)	123	173
Harley-Davidson Inc	5,341	160,924
Lucid Group Inc Class A (b)(c)	39,318	118,740
Rivian Automotive Inc Class A (b)(c)	32,428	431,293
Thor Industries Inc	2,401	229,800
Winnebago Industries Inc	1,313	62,735
		1,003,665
Broadline Retail - 0.4%
ContextLogic Inc Class A (b)(c)	939	6,601
Dillard's Inc Class A (c)	137	59,148
Etsy Inc (b)	5,169	273,389
Groupon Inc (b)(c)	1,020	12,393
Kohl's Corp (c)	5,056	70,986
Macy's Inc	12,452	210,812
Nordstrom Inc	4,298	103,797
Ollie's Bargain Outlet Holdings Inc (b)	2,755	302,307
Qurate Retail Inc Class A (b)	14,204	4,687
		1,044,120
Distributors - 0.0%
A-Mark Precious Metals Inc	835	22,879
Diversified Consumer Services - 1.1%
ADT Inc	13,932	96,270
Adtalem Global Education Inc (b)	1,683	152,901
Bright Horizons Family Solutions Inc (b)	2,614	289,762
Carriage Services Inc	556	22,157
Chegg Inc (b)	4,144	6,671
Coursera Inc (b)	5,501	46,759
Duolingo Inc Class A (b)	1,685	546,328
European Wax Center Inc Class A (b)	1,555	10,372
Frontdoor Inc (b)	3,446	188,393
Graham Holdings Co Class B	155	135,148
Grand Canyon Education Inc (b)	1,309	214,414
H&R Block Inc	6,284	332,047
Laureate Education Inc	6,169	112,831
Mister Car Wash Inc (b)	4,153	30,275
Nerdy Inc Class A (b)	4,497	7,284
Perdoceo Education Corp	2,825	74,778
Service Corp International/US	6,551	522,901
Strategic Education Inc	1,112	103,883
Stride Inc (b)	1,916	199,130
Udemy Inc (b)	4,055	33,373
Universal Technical Institute Inc (b)	1,935	49,749
WW International Inc (b)(c)	3,327	4,224
		3,179,650
Hotels, Restaurants & Leisure - 2.9%
Accel Entertainment Inc Class A (b)	2,554	27,277
Aramark	11,848	442,049
BJ's Restaurants Inc (b)	1,066	37,454
Bloomin' Brands Inc	3,394	41,441
Boyd Gaming Corp	3,093	224,366
Brinker International Inc (b)	1,998	264,315
Caesars Entertainment Inc (b)	9,741	325,544
Cheesecake Factory Inc/The (c)	2,076	98,485
Choice Hotels International Inc	1,029	146,097
Churchill Downs Inc	3,300	440,682
Cracker Barrel Old Country Store Inc	993	52,490
Dave & Buster's Entertainment Inc (b)(c)	1,385	40,428
Denny's Corp (b)(c)	2,073	12,542
Dine Brands Global Inc	700	21,070
Dutch Bros Inc Class A (b)	5,122	268,290
El Pollo Loco Holdings Inc (b)	1,028	11,863
Everi Holdings Inc (b)	3,858	52,122
First Watch Restaurant Group Inc (b)	1,519	28,269
Golden Entertainment Inc	916	28,946
Hilton Grand Vacations Inc (b)	2,903	113,072
Hyatt Hotels Corp Class A	2,023	317,571
Jack in the Box Inc (c)	862	35,894
Krispy Kreme Inc	3,813	37,863
Kura Sushi USA Inc Class A (b)	257	23,279
Life Time Group Holdings Inc (b)	3,234	71,536
Light & Wonder Inc Class A (b)	3,993	344,915
Lindblad Expeditions Holdings Inc (b)	1,745	20,696
Lucky Strike Entertainment Corp Class A (c)	1,140	11,411
Marriott Vacations Worldwide Corp	1,458	130,928
Monarch Casino & Resort Inc	577	45,525
Norwegian Cruise Line Holdings Ltd (b)	19,782	508,991
Papa John's International Inc	1,484	60,948
Penn Entertainment Inc (b)	6,660	132,001
Planet Fitness Inc Class A (b)	3,804	376,101
Playa Hotels & Resorts NV (b)	4,417	55,875
PlayAGS Inc (b)	1,872	21,584
Portillo's Inc Class A (b)	2,593	24,374
Potbelly Corp (b)	1,267	11,935
Rci Hospitality Holdings Inc	353	20,287
Red Robin Gourmet Burgers Inc (b)	539	2,959
Red Rock Resorts Inc Class A	2,237	103,439
Rush Street Interactive Inc Class A (b)	3,511	48,171
Sabre Corp (b)	17,487	63,828
Shake Shack Inc Class A (b)	1,798	233,380
Six Flags Entertainment Corp	4,189	201,868
Sweetgreen Inc Class A (b)	4,589	147,123
Target Hospitality Corp (b)	1,526	14,749
Texas Roadhouse Inc	2,999	541,110
Travel + Leisure Co	3,143	158,564
United Parks & Resorts Inc (b)	1,366	76,756
Vail Resorts Inc	1,693	317,353
Viking Holdings Ltd	4,088	180,117
Wendy's Co/The	7,599	123,864
Wingstop Inc	1,318	374,576
Wyndham Hotels & Resorts Inc	3,551	357,905
Wynn Resorts Ltd	4,207	362,475
Xponential Fitness Inc Class A (b)	1,151	15,481
		8,252,234
Household Durables - 1.7%
Beazer Homes USA Inc (b)	1,269	34,847
Cavco Industries Inc (b)	372	165,998
Century Communities Inc	1,231	90,306
Champion Homes Inc (b)	2,383	209,942
Cricut Inc Class A	2,444	13,931
Dream Finders Homes Inc Class A (b)(c)	1,249	29,064
Ethan Allen Interiors Inc	1,070	30,078
Gopro Inc Class A (b)	4,716	5,139
Green Brick Partners Inc (b)	1,375	77,674
Helen of Troy Ltd (b)	1,043	62,403
Hovnanian Enterprises Inc Class A (b)	217	29,039
Installed Building Products Inc	1,050	184,013
iRobot Corp (b)	1,548	11,997
KB Home	3,252	213,721
La-Z-Boy Inc	1,889	82,304
Landsea Homes Corp Class A (b)	766	6,502
Legacy Housing Corp (b)	491	12,118
Leggett & Platt Inc	6,033	57,917
LGI Homes Inc (b)	936	83,678
Lovesac Co/The (b)	683	16,160
M/I Homes Inc (b)	1,238	164,592
Meritage Homes Corp	1,639	252,111
Mohawk Industries Inc (b)	2,358	280,909
Newell Brands Inc	18,728	186,531
Purple Innovation Inc Class A (b)	1,868	1,456
SharkNinja Inc	2,960	288,186
Sonos Inc (b)	5,491	82,585
Taylor Morrison Home Corp (b)	4,699	287,626
Tempur Sealy International Inc	7,811	442,806
Toll Brothers Inc	4,621	582,015
TopBuild Corp (b)	1,350	420,309
Tri Pointe Homes Inc (b)	4,235	153,561
Whirlpool Corp	2,471	282,880
Worthington Enterprises Inc	1,423	57,077
		4,899,475
Leisure Products - 0.5%
Acushnet Holdings Corp	1,256	89,276
AMMO Inc (b)	3,887	4,275
Brunswick Corp/DE	2,994	193,652
Clarus Corp	1,050	4,735
Funko Inc Class A (b)	1,519	20,339
Hasbro Inc	5,894	329,534
JAKKS Pacific Inc (b)	385	10,838
Johnson Outdoors Inc Class A	237	7,821
Malibu Boats Inc Class A (b)	933	35,071
MasterCraft Boat Holdings Inc (b)	580	11,061
Mattel Inc (b)	15,315	271,535
Peloton Interactive Inc Class A (b)	15,927	138,565
Polaris Inc (c)	2,377	136,963
Revelyst Inc	2,574	49,498
Smith & Wesson Brands Inc	1,962	19,826
Sturm Ruger & Co Inc	802	28,367
Topgolf Callaway Brands Corp (b)	6,337	49,809
YETI Holdings Inc (b)	3,831	147,532
		1,548,697
Specialty Retail - 3.0%
1-800-Flowers.com Inc Class A (b)(c)	1,111	9,077
Abercrombie & Fitch Co Class A (b)	2,302	344,080
Academy Sports & Outdoors Inc	3,271	188,181
Advance Auto Parts Inc (c)	2,690	127,210
America's Car-Mart Inc/TX (b)	270	13,838
American Eagle Outfitters Inc	7,972	132,893
Arhaus Inc Class A (c)	2,504	23,538
Arko Corp	3,303	21,767
Asbury Automotive Group Inc (b)(c)	901	218,970
AutoNation Inc (b)	1,180	200,411
Bath & Body Works Inc	10,049	389,600
Beyond Inc (b)(c)	1,689	8,327
Boot Barn Holdings Inc (b)	1,376	208,904
Buckle Inc/The	1,360	69,102
Build-A-Bear Workshop Inc	580	26,703
Caleres Inc	1,567	36,292
Camping World Holdings Inc Class A	2,019	42,561
Carvana Co Class A (b)	5,126	1,042,423
Chewy Inc Class A (b)	6,368	213,264
Children's Place Inc/The (b)(c)	485	5,073
Children's Place Inc/The rights (b)	485	154
Citi Trends Inc (b)(c)	333	8,741
Designer Brands Inc Class A (c)	1,830	9,772
Destination XL Group Inc (b)(c)	1,940	5,219
Dick's Sporting Goods Inc (c)	2,607	596,586
EVgo Inc Class A (b)(c)	4,318	17,488
Five Below Inc (b)	2,480	260,301
Floor & Decor Holdings Inc Class A (b)	4,826	481,152
Foot Locker Inc (b)	3,731	81,187
GameStop Corp Class A (b)(c)	17,461	547,228
Gap Inc/The	9,960	235,355
Genesco Inc (b)	514	21,974
Group 1 Automotive Inc	589	248,252
GrowGeneration Corp (b)(c)	2,649	4,476
Guess? Inc (c)	1,202	16,900
Haverty Furniture Cos Inc	585	13,022
J Jill Inc	305	8,424
Leslie's Inc (b)	7,965	17,762
Lithia Motors Inc Class A	1,204	430,346
MarineMax Inc (b)	901	26,084
Monro Inc	1,364	33,827
Murphy USA Inc	839	420,968
National Vision Holdings Inc (b)	3,525	36,731
ODP Corp/The (b)	1,523	34,633
OneWater Marine Inc Class A (b)(c)	640	11,123
Penske Automotive Group Inc	843	128,507
Petco Health & Wellness Co Inc Class A (b)	3,779	14,398
PetMed Express Inc (b)(c)	1,197	5,770
RealReal Inc/The (b)(c)	4,385	47,928
Revolve Group Inc Class A (b)(c)	1,709	57,234
RH (b)	673	264,886
RumbleON Inc Class B (b)	1,138	6,179
Sally Beauty Holdings Inc (b)	4,543	47,474
Shoe Carnival Inc	760	25,141
Signet Jewelers Ltd	2,014	162,550
Sleep Number Corp (b)(c)	969	14,768
Sonic Automotive Inc Class A	645	40,861
Sportsman's Warehouse Holdings Inc (b)	1,270	3,390
Stitch Fix Inc Class A (b)	4,393	18,934
ThredUp Inc Class A (b)	3,515	4,885
Upbound Group Inc	2,211	64,495
Urban Outfitters Inc (b)	2,537	139,231
Valvoline Inc (b)	5,807	210,097
Victoria's Secret & Co (b)	3,532	146,295
Warby Parker Inc Class A (b)	3,993	96,671
Wayfair Inc Class A (b)(c)	4,403	195,141
Winmark Corp	130	51,099
Zumiez Inc (b)	683	13,093
		8,648,946
Textiles, Apparel & Luxury Goods - 1.3%
Capri Holdings Ltd (b)	5,313	111,892
Carter's Inc (c)	1,609	87,192
Columbia Sportswear Co	1,479	124,132
Crocs Inc (b)	2,673	292,774
Figs Inc Class A (b)(c)	5,990	37,078
G-III Apparel Group Ltd (b)	1,776	57,933
Hanesbrands Inc (b)	15,927	129,646
Kontoor Brands Inc (c)	2,256	192,685
Levi Strauss & Co Class A	4,489	77,660
Movado Group Inc	654	12,871
Oxford Industries Inc	675	53,177
PVH Corp	2,516	266,067
Ralph Lauren Corp Class A	1,802	416,226
Skechers USA Inc Class A (b)	5,968	401,288
Steven Madden Ltd	3,258	138,530
Tapestry Inc	10,358	676,688
Under Armour Inc Class A (b)	7,844	64,949
Under Armour Inc Class C (b)	6,705	50,019
Vera Bradley Inc (b)(c)	904	3,552
VF Corp	14,892	319,582
Wolverine World Wide Inc	3,545	78,699
		3,592,640
TOTAL CONSUMER DISCRETIONARY		34,527,404

Consumer Staples - 3.7%
Beverages - 0.5%
Boston Beer Co Inc/The Class A (b)	400	119,992
Brown-Forman Corp Class B	8,250	313,335
Celsius Holdings Inc (b)	7,037	185,355
Coca-Cola Consolidated Inc	265	333,897
MGP Ingredients Inc (c)	653	25,708
Molson Coors Beverage Co Class B	7,897	452,656
National Beverage Corp	1,043	44,505
Vita Coco Co Inc/The (b)	1,733	63,965
		1,539,413
Consumer Staples Distribution & Retail - 1.4%
Albertsons Cos Inc	18,154	356,545
Andersons Inc/The	1,450	58,754
BJ's Wholesale Club Holdings Inc (b)	5,968	533,241
Blue Apron Holdings Inc warrants 11/4/2028 (b)(e)	341	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(e)	341	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(e)	341	0
Casey's General Stores Inc	1,669	661,308
Chefs' Warehouse Inc/The (b)	1,534	75,657
Grocery Outlet Holding Corp (b)	4,399	68,668
Ingles Markets Inc Class A	656	42,273
Performance Food Group Co (b)	7,009	592,611
PriceSmart Inc	1,122	103,415
SpartanNash Co	1,543	28,267
Sprouts Farmers Market Inc (b)	4,502	572,069
United Natural Foods Inc (b)	2,648	72,317
US Foods Holding Corp (b)	10,997	741,858
Weis Markets Inc	724	49,029
		3,956,012
Food Products - 1.2%
B&G Foods Inc (c)	3,759	25,900
Beyond Meat Inc (b)(c)	3,143	11,818
BRC Inc Class A (b)	1,995	6,324
Cal-Maine Foods Inc	1,834	188,755
Calavo Growers Inc	810	20,655
Darling Ingredients Inc (b)	7,164	241,355
Flowers Foods Inc	8,810	182,015
Fresh Del Monte Produce Inc	1,503	49,915
Freshpet Inc (b)	2,182	323,176
Hain Celestial Group Inc (b)	4,191	25,775
Hormel Foods Corp	13,066	409,880
Ingredion Inc	2,928	402,776
J & J Snack Foods Corp	702	108,901
John B Sanfilippo & Son Inc	400	34,844
Lancaster Colony Corp	870	150,632
Mission Produce Inc (b)	2,058	29,573
Pilgrim's Pride Corp (b)(c)	1,790	81,248
Post Holdings Inc (b)	2,121	242,770
Seaboard Corp	11	26,726
Seneca Foods Corp Class A (b)	186	14,742
Simply Good Foods Co/The (b)	4,133	161,104
The Campbell's Company	8,863	371,182
Tootsie Roll Industries Inc Class A	790	25,541
TreeHouse Foods Inc (b)	2,142	75,248
Utz Brands Inc Class A	3,313	51,882
Vital Farms Inc (b)	1,377	51,899
Westrock Coffee Co (b)	1,414	9,078
WK Kellogg Co (c)	2,945	52,981
		3,376,695
Household Products - 0.2%
Central Garden & Pet Co (b)(c)	808	31,350
Central Garden & Pet Co Class A	1,917	63,357
Energizer Holdings Inc	2,969	103,588
Reynolds Consumer Products Inc	2,449	66,099
Spectrum Brands Holdings Inc	1,275	107,725
WD-40 Co	610	148,035
		520,154
Personal Care Products - 0.4%
Beauty Health Co/The Class A (b)	2,822	4,487
BellRing Brands Inc (b)	5,806	437,424
Coty Inc Class A (b)	16,439	114,415
Edgewell Personal Care Co	2,231	74,962
elf Beauty Inc (b)(c)	2,539	318,771
Herbalife Ltd (b)	4,583	30,660
Honest Co Inc/The (b)	3,128	21,677
Interparfums Inc	817	107,444
Medifast Inc (b)	432	7,612
Nu Skin Enterprises Inc Class A	2,159	14,876
Olaplex Holdings Inc (b)	5,414	9,366
USANA Health Sciences Inc (b)	527	18,914
		1,160,608
Tobacco - 0.0%
Turning Point Brands Inc	806	48,440
Universal Corp/VA	1,094	59,995
		108,435
TOTAL CONSUMER STAPLES		10,661,317

Energy - 4.3%
Energy Equipment & Services - 1.0%
Archrock Inc	7,589	188,890
Atlas Energy Solutions Inc (c)	2,685	59,553
Bristow Group Inc (b)	1,108	38,004
Cactus Inc Class A	3,001	175,138
ChampionX Corp	8,611	234,133
Core Laboratories Inc (c)	2,093	36,230
DMC Global Inc (b)	701	5,152
Expro Group Holdings NV (b)	4,806	59,931
Helix Energy Solutions Group Inc (b)	6,486	60,450
Helmerich & Payne Inc	4,487	143,674
Innovex International Inc (b)	1,585	22,142
KLX Energy Services Holdings Inc (b)	575	2,864
Kodiak Gas Services Inc	1,203	49,118
Liberty Energy Inc Class A	7,460	148,379
Nabors Industries Ltd (b)	403	23,040
Noble Corp PLC	6,175	193,895
NOV Inc	17,768	259,414
NPK International Inc (b)	4,026	30,879
Oceaneering International Inc (b)	4,615	120,359
Oil States International Inc (b)	2,944	14,897
Patterson-UTI Energy Inc	15,959	131,821
ProPetro Holding Corp (b)	3,754	35,025
Ranger Energy Services Inc Class A	750	11,610
RPC Inc (c)	3,621	21,509
SEACOR Marine Holdings Inc (b)	1,004	6,586
Select Water Solutions Inc Class A	4,214	55,793
Solaris Energy Infrastructure Inc Class A	1,277	36,752
TETRA Technologies Inc (b)	5,496	19,676
Tidewater Inc (b)	2,184	119,487
Transocean Ltd (b)(c)	35,295	132,356
Valaris Ltd (b)	2,977	131,702
Weatherford International PLC	3,297	236,165
		2,804,624
Oil, Gas & Consumable Fuels - 3.3%
Aemetis Inc (b)(c)	2,139	5,754
Amplify Energy Corp (b)	1,531	9,186
Antero Midstream Corp	15,225	229,745
Antero Resources Corp (b)	13,168	461,538
APA Corp	16,670	384,910
Berry Corp	3,622	14,959
California Resources Corp	3,151	163,505
Centrus Energy Corp Class A (b)(c)	652	43,430
Chord Energy Corp	2,804	327,844
Civitas Resources Inc	4,101	188,113
Clean Energy Fuels Corp (b)	8,257	20,725
CNX Resources Corp (b)	6,822	250,163
Comstock Resources Inc (c)	4,044	73,682
CONSOL Energy Inc	1,214	129,510
Crescent Energy Co Class A (c)	6,864	100,283
CVR CHC LP	1,603	30,040
Delek US Holdings Inc	2,885	53,373
Dorian LPG Ltd	1,588	38,700
DT Midstream Inc	4,375	435,006
Eqt Corp	26,745	1,233,212
Evolution Petroleum Corp (c)	1,332	6,966
Excelerate Energy Inc Class A	805	24,351
Expand Energy Corp	9,299	925,715
FutureFuel Corp	1,165	6,163
Gevo Inc (b)(c)	9,709	20,292
Granite Ridge Resources Inc	2,440	15,762
Green Plains Inc (b)	2,995	28,393
Gulfport Energy Corp (b)	572	105,362
Hallador Energy Co (b)	1,381	15,812
HF Sinclair Corp	7,326	256,776
International Seaways Inc	1,882	67,639
Kinetik Holdings Inc Class A	1,688	95,726
Magnolia Oil & Gas Corp Class A (c)	8,545	199,782
Matador Resources Co	5,244	295,027
Murphy Oil Corp	6,445	195,026
New Fortress Energy Inc Class A (c)	2,999	45,345
NextDecade Corp (b)(c)	6,179	47,640
Northern Oil & Gas Inc	4,506	167,443
Par Pacific Holdings Inc (b)	2,548	41,762
PBF Energy Inc Class A	4,461	118,440
Peabody Energy Corp	5,626	117,808
Permian Resources Corp Class A	28,651	412,001
Range Resources Corp	10,915	392,722
REX American Resources Corp (b)	729	30,392
Riley Exploration Permian Inc	411	13,119
Ring Energy Inc (b)	4,891	6,652
SandRidge Energy Inc	1,648	19,298
Sitio Royalties Corp Class A	3,700	70,966
SM Energy Co	5,167	200,273
Talos Energy Inc (b)	5,493	53,337
Texas Pacific Land Corp (c)	848	937,854
Uranium Energy Corp (b)(c)	18,575	124,267
VAALCO Energy Inc	4,903	21,426
Vital Energy Inc (b)(c)	1,231	38,063
Vitesse Energy Inc (c)	1,215	30,375
W&T Offshore Inc (c)	3,820	6,341
World Kinect Corp	2,705	74,415
		9,422,409
TOTAL ENERGY		12,227,033

Financials - 17.2%
Banks - 5.9%
1st Source Corp	747	43,610
Amalgamated Financial Corp	970	32,466
Amerant Bancorp Inc Class A	1,587	35,565
Ameris Bancorp	2,915	182,392
Arrow Financial Corp	623	17,886
Associated Banc-Corp	6,695	160,011
Atlantic Union Bankshares Corp	4,050	153,414
Axos Financial Inc (b)	2,437	170,224
Banc of California Inc	6,113	94,507
BancFirst Corp	902	105,696
Bancorp Inc/The (b)	2,208	116,207
Bank First Corp	411	40,726
Bank of Hawaii Corp	1,777	126,593
Bank OZK	4,758	211,874
BankUnited Inc	3,337	127,373
Banner Corp	1,567	104,629
Berkshire Hills Bancorp Inc	1,876	53,335
BOK Financial Corp	1,019	108,473
Brookline Bancorp Inc	3,964	46,775
Byline Bancorp Inc	1,152	33,408
Cadence Bank	8,208	282,766
Camden National Corp	672	28,721
Capitol Federal Financial Inc	5,640	33,332
Cathay General Bancorp	3,256	155,018
Central Pacific Financial Corp	1,230	35,732
City Holding Co	670	79,382
Coastal Financial Corp/WA Class A (b)	480	40,757
Columbia Banking System Inc	9,432	254,758
Columbia Financial Inc (b)	1,277	20,189
Comerica Inc	5,973	369,430
Commerce Bancshares Inc/MO	5,532	344,699
Community Financial System Inc	2,380	146,798
Community Trust Bancorp Inc	701	37,174
Connectone Bancorp Inc	1,567	35,900
CrossFirst Bankshares Inc (b)	1,869	28,315
Cullen/Frost Bankers Inc	2,879	386,506
Customers Bancorp Inc (b)	1,331	64,793
CVB Financial Corp	5,932	127,004
Dime Community Bancshares Inc	1,574	48,377
Eagle Bancorp Inc	1,396	36,338
East West Bancorp Inc	6,234	596,968
Eastern Bankshares Inc	8,699	150,058
Enterprise Financial Services Corp	1,664	93,850
Equity Bancshares Inc Class A	578	24,519
Esquire Financial Holdings Inc	308	24,486
FB Financial Corp	1,583	81,540
First Bancorp/Southern Pines NC	1,847	81,213
First Bancshares Inc/The	1,262	44,170
First Busey Corp	2,368	55,814
First Commonwealth Financial Corp	4,572	77,358
First Financial Bancorp	4,335	116,525
First Financial Bankshares Inc	5,786	208,585
First Financial Corp/IN	498	23,003
First Foundation Inc	3,027	18,798
First Hawaiian Inc	5,776	149,887
First Horizon Corp	24,099	485,354
First Interstate BancSystem Inc Class A	3,863	125,432
First Merchants Corp	2,662	106,187
First Mid Bancshares Inc	937	34,500
First of Long Island Corp/The	892	10,418
Flagstar Financial Inc (c)	13,483	125,796
Flushing Financial Corp	1,345	19,207
FNB Corp/PA	16,170	238,993
Fulton Financial Corp	8,194	157,980
German American Bancorp Inc	1,328	53,412
Glacier Bancorp Inc	5,105	256,373
Great Southern Bancorp Inc	398	23,761
Hancock Whitney Corp	3,887	212,697
Hanmi Financial Corp	1,399	33,044
Harborone Northeast Bancorp Inc	1,780	21,057
Heartland Financial USA Inc	1,943	119,116
Heritage Commerce Corp	2,821	26,461
Heritage Financial Corp Wash	1,592	39,004
Hilltop Holdings Inc	2,039	58,377
Hingham Institution For Savings The	85	21,602
Home BancShares Inc/AR	8,346	236,192
HomeStreet Inc (b)	698	7,970
Hope Bancorp Inc	5,517	67,804
Horizon Bancorp Inc/IN	2,009	32,365
Independent Bank Corp	1,901	122,025
Independent Bank Corp/MI	967	33,681
Independent Bank Group Inc	1,627	98,710
International Bancshares Corp	2,423	153,037
Kearny Financial Corp/MD	2,364	16,736
Lakeland Financial Corp	1,158	79,624
Live Oak Bancshares Inc	1,502	59,404
Mercantile Bank Corp	743	33,056
Metropolitan Bank Holding Corp (b)	457	26,689
Midland States Bancorp Inc	983	23,985
National Bank Holdings Corp Class A	1,712	73,719
Nbt Bancorp Inc	2,096	100,105
Nicolet Bankshares Inc	603	63,261
Northfield Bancorp Inc	1,746	20,289
Northwest Bancshares Inc	5,790	76,370
OceanFirst Financial Corp	2,633	47,657
Old National Bancorp/IN	14,344	311,337
Old Second Bancorp Inc	2,045	36,360
Origin Bancorp Inc	1,319	43,910
Pacific Premier Bancorp Inc	4,386	109,299
Park National Corp	649	111,258
Pathward Financial Inc	1,120	82,410
Peapack-Gladstone Financial Corp	723	23,172
Peoples Bancorp Inc/OH	1,552	49,183
Pinnacle Financial Partners Inc	3,444	393,959
Preferred Bank/Los Angeles CA	564	48,718
Premier Financial Corp	1,613	41,244
Prosperity Bancshares Inc	4,284	322,799
Provident Financial Services Inc	5,932	111,937
QCR Holdings Inc	774	62,415
Renasant Corp	2,827	101,065
S&T Bancorp Inc	1,699	64,936
Sandy Spring Bancorp Inc	2,031	68,465
Seacoast Banking Corp of Florida	3,827	105,357
ServisFirst Bancshares Inc	2,261	191,597
Simmons First National Corp Class A	5,629	124,851
Southside Bancshares Inc	1,293	41,066
SouthState Corp	3,430	341,216
Stellar Bancorp Inc	2,193	62,172
Stock Yards Bancorp Inc (c)	1,214	86,935
Synovus Financial Corp	6,476	331,765
Texas Capital Bancshares Inc (b)	2,081	162,734
TFS Financial Corp	2,384	29,943
Tompkins Financial Corp	571	38,731
Towne Bank/Portsmouth VA	3,120	106,267
TriCo Bancshares	1,500	65,550
Triumph Financial Inc (b)	976	88,699
TrustCo Bank Corp NY	869	28,946
Trustmark Corp	2,749	97,232
UMB Financial Corp	1,995	225,156
United Bankshares Inc/WV	6,077	228,191
United Community Banks Inc/GA	5,391	174,183
Univest Financial Corp	1,352	39,898
Valley National Bancorp	19,284	174,713
Veritex Holdings Inc	2,492	67,683
WaFd Inc	3,637	117,257
Washington Trust Bancorp Inc	746	23,387
Webster Financial Corp	7,714	425,967
WesBanco Inc	2,662	86,621
Westamerica BanCorp	1,180	61,903
Western Alliance Bancorp	4,909	410,098
Wintrust Financial Corp	2,990	372,883
WSFS Financial Corp	2,646	140,582
Zions Bancorp NA	6,644	360,437
		16,603,864
Capital Markets - 3.8%
Affiliated Managers Group Inc	1,342	248,163
Artisan Partners Asset Management Inc Class A	3,156	135,866
B Riley Financial Inc (c)	735	3,373
BGC Group Inc Class A	17,127	155,171
Blue Owl Capital Inc Class A	23,223	540,167
Bridge Investment Group Holdings Inc Class A	1,712	14,380
Brightsphere Investment Group Inc	1,264	33,294
Carlyle Group Inc/The	9,456	477,433
Cohen & Steers Inc (c)	1,197	110,531
Diamond Hill Investment Group Inc	134	20,783
DigitalBridge Group Inc Class A	6,927	78,137
Donnelley Financial Solutions Inc (b)	1,223	76,719
Ellington Credit Co	1,029	6,811
Evercore Inc Class A	1,604	444,613
Federated Hermes Inc Class B	3,574	146,927
Forge Global Holdings Inc Class A (b)	4,573	4,256
Franklin Resources Inc	13,885	281,727
GCM Grosvenor Inc Class A	2,037	24,994
Hamilton Lane Inc Class A	1,823	269,895
Houlihan Lokey Inc Class A	2,388	414,700
Interactive Brokers Group Inc Class A	4,891	864,093
Invesco Ltd	20,239	353,778
Janus Henderson Group PLC	5,711	242,889
Jefferies Financial Group Inc	7,285	571,144
Lazard Inc Class A	5,073	261,158
MarketAxess Holdings Inc	1,701	384,494
Moelis & Co Class A	3,167	233,978
Morningstar Inc	1,213	408,490
Open Lending Corp (b)	4,802	28,668
Oppenheimer Holdings Inc Class A	289	18,522
P10 Inc Class A	2,001	25,233
Perella Weinberg Partners Class A	2,351	56,048
Piper Sandler Cos	712	213,564
PJT Partners Inc Class A	1,073	169,330
Robinhood Markets Inc Class A (b)	31,926	1,189,563
SEI Investments Co	4,436	365,881
StepStone Group Inc Class A	2,833	163,974
Stifel Financial Corp	4,608	488,817
StoneX Group Inc (b)	1,281	125,500
TPG Inc Class A	3,938	247,464
Tradeweb Markets Inc Class A	5,231	684,843
Victory Capital Holdings Inc Class A	2,058	134,717
Virtu Financial Inc Class A	3,684	131,445
Virtus Invt Partners Inc	304	67,056
WisdomTree Inc	5,296	55,608
		10,974,197
Consumer Finance - 1.1%
Ally Financial Inc	12,346	444,579
Bread Financial Holdings Inc	2,227	135,981
Credit Acceptance Corp (b)(c)	282	132,388
Encore Capital Group Inc (b)	1,049	50,111
Enova International Inc (b)	1,195	114,577
EZCORP Inc Class A (b)	2,346	28,668
FirstCash Holdings Inc	1,756	181,922
Green Dot Corp Class A (b)	2,533	26,951
LendingClub Corp (b)	4,970	80,464
Lendingtree Inc (b)	506	19,607
Moneylion Inc Class A (b)	277	23,825
Navient Corp	3,477	46,209
Nelnet Inc Class A	789	84,273
NerdWallet Inc Class A (b)	1,857	24,698
OneMain Holdings Inc	5,420	282,545
PRA Group Inc (b)	1,766	36,892
PROG Holdings Inc	1,899	80,252
SLM Corp	9,785	269,870
SoFi Technologies Inc Class A (b)	47,944	738,338
Upstart Holdings Inc (b)	3,507	215,926
World Acceptance Corp (b)	158	17,765
		3,035,841
Financial Services - 2.3%
Affirm Holdings Inc Class A (b)	10,806	658,085
AvidXchange Holdings Inc (b)	8,468	87,559
Cannae Holdings Inc	2,487	49,392
Cantaloupe Inc (b)	2,551	24,260
Cass Information Systems Inc	565	23,114
Corebridge Financial Inc	10,911	326,566
Enact Holdings Inc	1,363	44,134
Equitable Holdings Inc	14,378	678,210
Essent Group Ltd	4,787	260,604
Euronet Worldwide Inc (b)	1,903	195,705
Federal Agricultural Mortgage Corp Class C	418	82,325
Flywire Corp (b)	5,068	104,502
HA Sustainable Infrastructure Capital Inc (c)	5,273	141,475
I3 Verticals Inc Class A (b)	980	22,579
International Money Express Inc (b)	1,421	29,599
Jackson Financial Inc	3,385	294,766
Marqeta Inc Class A (b)	18,660	70,721
Merchants Bancorp/IN	1,224	44,639
MGIC Investment Corp	11,668	276,648
Mr Cooper Group Inc (b)	2,903	278,717
NCR Atleos Corp (b)	3,218	109,155
NewtekOne Inc	1,087	13,881
NMI Holdings Inc (b)	3,572	131,307
Paymentus Holdings Inc Class A (b)	872	28,488
Payoneer Global Inc (b)	11,493	115,390
PennyMac Financial Services Inc	1,440	147,082
Radian Group Inc	6,773	214,840
Remitly Global Inc (b)	6,610	149,188
Repay Holdings Corp Class A (b)	3,361	25,644
Rocket Cos Inc Class A (b)	5,856	65,939
Sezzle Inc (b)	112	28,650
Shift4 Payments Inc Class A (b)(c)	2,935	304,594
Toast Inc Class A (b)	18,255	665,395
UWM Holdings Corp Class A	4,430	26,004
Voya Financial Inc	4,427	304,710
Walker & Dunlop Inc	1,455	141,441
Western Union Co/The	15,269	161,851
WEX Inc (b)	1,849	324,167
		6,651,326
Insurance - 3.3%
Ambac Financial Group Inc/Old (b)	2,208	27,931
American Coastal Insurance Corp	1,164	15,667
American Financial Group Inc/OH	3,245	444,338
Amerisafe Inc	854	44,015
Assurant Inc	2,327	496,163
Assured Guaranty Ltd	2,225	200,272
Axis Capital Holdings Ltd	3,438	304,676
Baldwin Insurance Group Inc/The Class A (b)	2,977	115,389
Brighthouse Financial Inc (b)	2,697	129,564
CNO Financial Group Inc	4,755	176,934
eHealth Inc (b)	1,143	10,744
Employers Holdings Inc	1,109	56,814
Enstar Group Ltd (b)	562	180,992
Erie Indemnity Co Class A	1,123	462,934
First American Financial Corp	4,637	289,534
Genworth Financial Inc Class A (b)	19,403	135,627
Globe Life Inc	4,037	450,206
Goosehead Insurance Inc Class A (b)	1,098	117,728
Hanover Insurance Group Inc/The	1,620	250,549
HCI Group Inc	380	44,281
Hippo Holdings Inc (b)	868	23,236
Horace Mann Educators Corp	1,856	72,811
James River Group Holdings Ltd	1,559	7,592
Kemper Corp	2,723	180,916
Kinsale Capital Group Inc	995	462,804
Lemonade Inc (b)(c)	2,445	89,683
Lincoln National Corp	7,656	242,772
Loews Corp	8,170	691,918
MBIA Inc (c)	1,722	11,124
Mercury General Corp	1,191	79,178
Old Republic International Corp	10,664	385,930
Oscar Health Inc Class A (b)	8,692	116,820
Palomar Hldgs Inc (b)	1,187	125,335
Primerica Inc	1,519	412,287
ProAssurance Corp (b)	2,298	36,561
Reinsurance Group of America Inc	2,959	632,131
RLI Corp	1,870	308,232
Root Inc/OH Class A (b)(c)	340	24,681
Ryan Specialty Holdings Inc Class A	4,604	295,393
Safety Insurance Group Inc	662	54,549
Selective Insurance Group Inc	2,741	256,338
Skyward Specialty Insurance Group Inc (b)	1,502	75,911
Stewart Information Services Corp	1,256	84,767
Tiptree Inc Class A	989	20,631
Trupanion Inc (b)(c)	1,501	72,348
United Fire Group Inc	928	26,402
Universal Insurance Holdings Inc	1,126	23,714
Unum Group	7,677	560,651
White Mountains Insurance Group Ltd	114	221,737
		9,550,810
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
AGNC Investment Corp	35,287	324,993
Annaly Capital Management Inc	22,590	413,398
Apollo Commercial Real Estate Finance Inc	5,937	51,414
Arbor Realty Trust Inc (c)	8,487	117,545
Ares Commercial Real Estate Corp	2,444	14,395
ARMOUR Residential REIT Inc (c)	2,209	41,662
Blackstone Mortgage Trust Inc Class A (c)	7,777	135,398
Brightspire Capital Inc Class A	5,945	33,530
Chimera Investment Corp	3,571	49,994
Claros Mortgage Trust Inc (c)	5,162	23,332
Dynex Capital Inc	3,487	44,111
Ellington Financial Inc (c)	4,059	49,195
Franklin BSP Realty Trust Inc	3,776	47,351
Granite Point Mortgage Trust Inc	2,217	6,185
Invesco Mortgage Capital Inc	2,645	21,292
Kkr Real Estate Finance Trust Inc	2,606	26,321
Ladder Capital Corp Class A	5,098	57,047
MFA Financial Inc	4,617	47,047
New York Mortgage Trust Inc	3,974	24,082
Orchid Island Capital Inc (c)	3,022	23,511
Pennymac Mortgage Investment Trust	3,949	49,718
Ready Capital Corp (c)	7,543	51,443
Redwood Trust Inc	6,227	40,662
Rithm Capital Corp	23,515	254,667
Starwood Property Trust Inc	14,400	272,880
TPG RE Finance Trust Inc	2,901	24,659
Two Harbors Investment Corp	4,818	56,997
		2,302,829
TOTAL FINANCIALS		49,118,867

Health Care - 11.2%
Biotechnology - 4.8%
2seventy bio Inc (b)(c)	2,070	6,086
4D Molecular Therapeutics Inc (b)	1,874	10,438
89bio Inc (b)	4,152	32,469
Absci Corp (b)(c)	4,116	10,784
ACADIA Pharmaceuticals Inc (b)	5,473	100,430
ACELYRIN Inc (b)	2,991	9,392
Actinium Pharmaceuticals Inc (b)	1,185	1,492
Acumen Pharmaceuticals Inc (b)	1,078	1,853
Adicet Bio Inc (b)	2,272	2,186
ADMA Biologics Inc (b)	10,497	180,024
Adverum Biotechnologies Inc (b)	724	3,381
Agenus Inc (b)	733	2,008
Agios Pharmaceuticals Inc (b)	2,539	83,432
Akebia Therapeutics Inc (b)	9,382	17,826
Akero Therapeutics Inc (b)	2,868	79,788
Aldeyra Therapeutics Inc (b)	1,740	8,683
Alector Inc (b)	3,857	7,290
Alkermes PLC (b)	7,432	213,744
Allogene Therapeutics Inc (b)	6,295	13,408
Altimmune Inc (b)(c)	3,183	22,949
ALX Oncology Holdings Inc (b)	1,084	1,809
Amicus Therapeutics Inc (b)	12,068	113,681
AnaptysBio Inc (b)	824	10,910
Anavex Life Sciences Corp (b)(c)	3,995	42,906
Anika Therapeutics Inc (b)	611	10,057
Annexon Inc (b)	3,638	18,663
Apellis Pharmaceuticals Inc (b)	4,675	149,179
Apogee Therapeutics Inc (b)	1,472	66,682
Arbutus Biopharma Corp (b)	7,068	23,112
Arcellx Inc (b)	1,752	134,361
Arcturus Therapeutics Holdings Inc (b)	1,069	18,141
Arcus Biosciences Inc (b)	2,475	36,853
Arcutis Biotherapeutics Inc (b)(c)	4,704	65,527
Ardelyx Inc (b)	10,808	54,797
Arrowhead Pharmaceuticals Inc (b)	5,537	104,096
ARS Pharmaceuticals Inc (b)(c)	2,362	24,919
Astria Therapeutics Inc (b)	1,514	13,535
Aura Biosciences Inc (b)	1,657	13,621
Avid Bioservices Inc (b)(c)	2,949	36,420
Avidity Biosciences Inc (b)	5,280	153,542
Avita Medical Inc (b)	1,251	16,013
Beam Therapeutics Inc (b)	3,323	82,410
BioCryst Pharmaceuticals Inc (b)	9,291	69,868
Biohaven Ltd (b)	3,751	140,100
Biomea Fusion Inc (b)(c)	1,082	4,198
Bluebird Bio Inc (b)(c)	387	3,228
Blueprint Medicines Corp (b)	2,858	249,275
Bridgebio Pharma Inc (b)	6,609	181,351
C4 Therapeutics Inc (b)	2,390	8,604
Cabaletta Bio Inc (b)	2,140	4,858
CareDx Inc (b)	2,416	51,727
Cargo Therapeutics Inc (b)	1,699	24,500
Caribou Biosciences Inc (b)	4,403	7,001
Carisma Therapeutics Inc rights (b)(e)	6,389	0
Cartesian Therapeutics Inc rights (b)(e)	3,666	1,575
Catalyst Pharmaceuticals Inc (b)	4,991	104,162
Celcuity Inc (b)	1,141	14,936
Celldex Therapeutics Inc (b)	2,973	75,128
Cogent Biosciences Inc (b)	4,609	35,950
Coherus Biosciences Inc (b)(c)	6,130	8,459
Crinetics Pharmaceuticals Inc (b)	3,612	184,682
Cullinan Therapeutics Inc (b)	2,378	28,964
Cytokinetics Inc (b)	5,307	249,641
Day One Biopharmaceuticals Inc (b)	2,995	37,947
Denali Therapeutics Inc (b)	5,491	111,907
Disc Medicine Inc (b)	881	55,855
Dynavax Technologies Corp (b)	5,564	71,052
Dyne Therapeutics Inc (b)	3,483	82,059
Editas Medicine Inc (b)(c)	3,244	4,120
Emergent BioSolutions Inc (b)	2,281	21,806
Enanta Pharmaceuticals Inc (b)	788	4,531
Erasca Inc (b)(c)	10,041	25,203
Exelixis Inc (b)	12,846	427,772
Fate Therapeutics Inc (b)	3,853	6,357
Geron Corp (b)	23,323	82,563
Gossamer Bio Inc (b)	8,119	7,344
Halozyme Therapeutics Inc (b)	5,708	272,899
Heron Therapeutics Inc (b)(c)	5,564	8,513
Humacyte Inc Class A (b)(c)	3,749	18,932
Ideaya Biosciences Inc (b)	3,776	97,043
IGM Biosciences Inc (b)(c)	815	4,980
ImmunityBio Inc (b)(c)	7,353	18,824
Immunovant Inc (b)	2,955	73,195
Incyte Corp (b)	7,203	497,511
Inhibrx Biosciences Inc	413	6,360
Inovio Pharmaceuticals Inc (b)(c)	1,082	1,980
Inozyme Pharma Inc (b)	2,191	6,069
Insmed Inc (b)	7,738	534,232
Intellia Therapeutics Inc (b)	4,580	53,403
Ionis Pharmaceuticals Inc (b)	7,109	248,531
Iovance Biotherapeutics Inc (b)(c)	9,997	73,978
Ironwood Pharmaceuticals Inc Class A (b)	6,309	27,949
iTeos Therapeutics Inc (b)	1,176	9,032
Janux Therapeutics Inc (b)	1,243	66,550
KalVista Pharmaceuticals Inc (b)(c)	1,565	13,256
Karyopharm Therapeutics Inc (b)(c)	5,473	3,701
Keros Therapeutics Inc (b)	1,449	22,938
Kiniksa Pharmaceuticals International Plc Class A (b)	1,645	32,538
Kodiak Sciences Inc (b)	1,800	17,910
Krystal Biotech Inc (b)	1,143	179,062
Kura Oncology Inc (b)	3,354	29,213
Kymera Therapeutics Inc (b)	2,012	80,943
Larimar Therapeutics Inc (b)	1,349	5,221
Lexeo Therapeutics Inc (b)	1,027	6,758
Lexicon Pharmaceuticals Inc (b)	8,155	6,022
Lyell Immunopharma Inc (b)	6,293	4,028
MacroGenics Inc (b)	3,288	10,686
Madrigal Pharmaceuticals Inc (b)	763	235,439
MannKind Corp (b)(c)	12,253	78,787
Mersana Therapeutics Inc (b)	4,062	5,809
MiMedx Group Inc (b)	5,302	51,005
Mineralys Therapeutics Inc (b)	1,030	12,679
Mirum Pharmaceuticals Inc (b)(c)	1,819	75,216
Myriad Genetics Inc (b)	4,102	56,238
Natera Inc (b)	5,567	881,256
Neurocrine Biosciences Inc (b)	4,549	620,939
Novavax Inc (b)(c)	7,068	56,827
Nurix Therapeutics Inc (b)	2,630	49,549
Nuvalent Inc Class A (b)	1,690	132,293
Ocugen Inc (b)(c)	12,814	10,315
Olema Pharmaceuticals Inc (b)(c)	1,585	9,241
OmniAb Operations Inc (b)(e)	200	430
OmniAb Operations Inc (b)(e)	200	381
Organogenesis Holdings Inc Class A (b)	3,166	10,131
ORIC Pharmaceuticals Inc (b)(c)	1,930	15,575
PDL BioPharma Inc (b)(e)	2,200	0
PDS Biotechnology Corp (b)(c)	1,390	2,266
Poseida Therapeutics Inc (b)	3,198	30,701
Praxis Precision Medicines Inc (b)	761	58,567
Precigen Inc (b)	5,360	6,003
Prime Medicine Inc (b)(c)	2,374	6,932
Protagonist Therapeutics Inc (b)	2,671	103,101
PTC Therapeutics Inc (b)	3,477	156,952
Puma Biotechnology Inc (b)	1,775	5,414
RAPT Therapeutics Inc (b)	1,175	1,857
Recursion Pharmaceuticals Inc Class A (b)(c)	10,701	72,339
REGENXBIO Inc (b)	1,956	15,120
Relay Therapeutics Inc (b)	5,817	23,966
Replimune Group Inc (b)	2,729	33,048
REVOLUTION Medicines Inc (b)(c)	7,075	309,461
Rhythm Pharmaceuticals Inc (b)	2,355	131,833
Rigel Pharmaceuticals Inc (b)	758	12,750
Rocket Pharmaceuticals Inc (b)	3,217	40,438
Roivant Sciences Ltd (b)	19,713	233,205
Sage Therapeutics Inc (b)	2,350	12,761
Sana Biotechnology Inc (b)(c)	5,415	8,826
Sangamo Therapeutics Inc (b)(c)	8,554	8,725
Sarepta Therapeutics Inc (b)	4,294	522,107
Savara Inc (b)(c)	4,933	15,144
Scholar Rock Holding Corp (b)	2,718	117,472
SpringWorks Therapeutics Inc (b)	3,361	121,433
Stoke Therapeutics Inc (b)	1,685	18,586
Summit Therapeutics Inc (b)	6,199	110,621
Sutro Biopharma Inc (b)	3,405	6,265
Syndax Pharmaceuticals Inc (b)	3,784	50,024
Tango Therapeutics Inc (b)	2,743	8,476
Tenaya Therapeutics Inc (b)(c)	2,930	4,190
TG Therapeutics Inc (b)	6,010	180,901
Travere Therapeutics Inc (b)	3,016	52,539
Twist Bioscience Corp (b)	2,615	121,519
Tyra Biosciences Inc (b)	870	12,093
Ultragenyx Pharmaceutical Inc (b)	4,164	175,179
United Therapeutics Corp (b)	2,004	707,091
Vanda Pharmaceuticals Inc (b)	2,644	12,665
Vaxcyte Inc (b)	5,049	413,311
Vera Therapeutics Inc Class A (b)	2,096	88,640
Veracyte Inc (b)	3,436	136,066
Vericel Corp (b)	2,223	122,065
Verve Therapeutics Inc (b)	3,277	18,482
Viking Therapeutics Inc (b)(c)	4,992	200,878
Vir Biotechnology Inc (b)	4,137	30,366
Viridian Therapeutics Inc (b)	2,820	54,059
Voyager Therapeutics Inc (b)	1,960	11,113
X4 Pharmaceuticals Inc (b)(c)	6,250	4,585
Xencor Inc (b)	2,734	62,827
Y-mAbs Therapeutics Inc (b)	1,442	11,291
Zentalis Pharmaceuticals Inc (b)	2,268	6,872
		13,791,112
Health Care Equipment & Supplies - 2.2%
Alphatec Holdings Inc (b)	4,556	41,824
AngioDynamics Inc (b)	1,907	17,468
Artivion Inc (b)	1,701	48,632
AtriCure Inc (b)	2,211	67,568
Avanos Medical Inc (b)	2,098	33,400
Axogen Inc (b)	2,036	33,553
Butterfly Network Inc Class A (b)(c)	7,402	23,094
Cerus Corp (b)	9,066	13,962
CONMED Corp (c)	1,401	95,884
CVRx Inc (b)	625	7,919
DENTSPLY SIRONA Inc	9,147	173,610
Embecta Corp	2,521	52,059
Enovis Corp (b)	2,532	111,104
Envista Holdings Corp (b)(c)	7,783	150,134
Glaukos Corp (b)	2,471	370,502
Globus Medical Inc Class A (b)	5,076	419,837
Haemonetics Corp (b)	2,306	180,052
ICU Medical Inc (b)	1,101	170,842
Inari Medical Inc (b)	2,272	115,986
Inogen Inc (b)	1,097	10,059
Inspire Medical Systems Inc (b)	1,343	248,965
Integer Holdings Corp (b)	1,507	199,708
Integra LifeSciences Holdings Corp (b)	3,040	68,947
iRadimed Corp	353	19,415
iRhythm Technologies Inc (b)	1,418	127,861
Lantheus Holdings Inc (b)	3,126	279,652
LeMaitre Vascular Inc	930	85,690
LivaNova PLC (b)	2,440	112,996
Masimo Corp (b)	1,986	328,286
Merit Medical Systems Inc (b)	2,613	252,729
Neogen Corp (b)	8,922	108,313
Nevro Corp (b)	1,436	5,342
Novocure Ltd (b)	4,431	132,044
Omnicell Inc (b)	2,042	90,910
OraSure Technologies Inc (b)	2,984	10,772
Orthofix Medical Inc (b)	1,655	28,896
OrthoPediatrics Corp (b)	779	18,057
Outset Medical Inc (b)(c)	1,928	2,140
Paragon 28 Inc (b)(c)	1,685	17,406
Penumbra Inc (b)	1,749	415,354
PROCEPT BioRobotics Corp (b)	2,316	186,484
Pulmonx Corp (b)	1,628	11,054
QuidelOrtho Corp (b)	2,566	114,315
RxSight Inc (b)	1,503	51,673
Semler Scientific Inc (b)(c)	262	14,148
Senseonics Holdings Inc (b)	19,924	10,428
SI-BONE Inc (b)	1,642	23,021
Sight Sciences Inc (b)	1,223	4,452
Solventum Corp	6,220	410,893
STAAR Surgical Co (b)(c)	2,223	53,997
Surmodics Inc (b)	615	24,354
Tactile Systems Technology Inc (b)	1,109	18,997
Tandem Diabetes Care Inc (b)	2,911	104,854
Teleflex Inc	2,122	377,674
TransMedics Group Inc (b)(c)	1,495	93,213
Treace Medical Concepts Inc (b)	2,086	15,520
UFP Technologies Inc (b)	327	79,955
Utah Medical Products Inc	139	8,544
Varex Imaging Corp (b)	1,781	25,985
Zimvie Inc (b)	1,321	18,428
Zynex Inc (b)(c)	701	5,615
		6,344,576
Health Care Providers & Services - 2.1%
23andMe Holding Co Class A (b)	634	2,060
Acadia Healthcare Co Inc (b)	4,189	166,094
Accolade Inc (b)	3,583	12,253
AdaptHealth Corp (b)	4,714	44,877
Addus HomeCare Corp (b)	811	101,659
agilon health Inc (b)	14,059	26,712
Alignment Healthcare Inc (b)	4,512	50,760
Amedisys Inc (b)	1,469	133,371
AMN Healthcare Services Inc (b)	1,706	40,808
Astrana Health Inc (b)	1,860	58,646
Brookdale Senior Living Inc (b)	8,802	44,274
Castle Biosciences Inc (b)	1,267	33,766
Chemed Corp	678	359,204
Clover Health Investments Corp Class A (b)	18,037	56,817
Community Health Systems Inc (b)	5,243	15,677
Concentra Group Holdings Parent Inc	3,700	73,186
CorVel Corp (b)	1,227	136,516
Cross Country Healthcare Inc (b)(c)	1,474	26,768
DaVita Inc (b)	2,075	310,316
DocGo Inc Class A (b)	3,963	16,803
Encompass Health Corp	4,525	417,884
Enhabit Inc (b)	2,142	16,729
Ensign Group Inc/The	2,552	339,059
Fulgent Genetics Inc (b)	835	15,422
Guardant Health Inc (b)	5,545	169,400
HealthEquity Inc (b)	3,913	375,452
Henry Schein Inc (b)	5,703	394,648
Hims & Hers Health Inc Class A (b)(c)	8,538	206,449
LifeStance Health Group Inc (b)	5,919	43,623
Modivcare Inc (b)(c)	502	5,943
National HealthCare Corp	545	58,620
National Research Corp Class A	714	12,595
NeoGenomics Inc (b)	5,781	95,271
OPKO Health Inc (b)(c)	14,858	21,841
Option Care Health Inc (b)	7,703	178,710
Owens & Minor Inc (b)	3,255	42,543
Patterson Cos Inc	3,535	109,090
Pediatrix Medical Group Inc (b)	3,727	48,898
Pennant Group Inc/The (b)	1,358	36,014
Premier Inc Class A	4,741	100,509
Privia Health Group Inc (b)	4,650	90,908
Progyny Inc (b)	3,469	59,840
RadNet Inc (b)	2,927	204,422
Select Medical Holdings Corp	4,735	89,255
Surgery Partners Inc (b)	3,316	70,200
Talkspace Inc Class A (b)	6,130	18,942
Tenet Healthcare Corp (b)	4,313	544,430
Universal Health Services Inc Class B	2,677	480,307
US Physical Therapy Inc	664	58,903
		6,016,474
Health Care Technology - 0.3%
American Well Corp (b)	510	3,698
Certara Inc (b)	5,037	53,644
Definitive Healthcare Corp Class A (b)	2,346	9,642
Doximity Inc Class A (b)	5,636	300,907
Evolent Health Inc Class A (b)	4,841	54,461
GoodRx Holdings Inc Class A (b)	3,528	16,405
Health Catalyst Inc (b)	2,802	19,810
HealthStream Inc	1,123	35,711
Multiplan Corp Class A (b)	262	3,872
OptimizeRx Corp (b)	714	3,470
Phreesia Inc (b)	2,506	63,051
Schrodinger Inc/United States (b)	2,465	47,550
Simulations Plus Inc	706	19,690
Teladoc Health Inc (b)	7,624	69,303
TruBridge Inc (b)	620	12,226
		713,440
Life Sciences Tools & Services - 0.7%
10X Genomics Inc Class A (b)	4,774	68,555
Adaptive Biotechnologies Corp (b)	5,069	30,389
Azenta Inc (b)	2,207	110,350
Bio-Rad Laboratories Inc Class A (b)	862	283,176
BioLife Solutions Inc (b)(c)	1,596	41,432
Bruker Corp	4,978	291,810
Codexis Inc (b)	2,953	14,086
CryoPort Inc (b)	2,316	18,018
Cytek Biosciences Inc (b)	4,966	32,229
Fortrea Holdings Inc (b)	4,075	75,999
Lifecore Biomedical Inc (b)	1,378	10,238
Maravai LifeSciences Holdings Inc Class A (b)	5,502	29,986
MaxCyte Inc (United States) (b)	4,915	20,446
Medpace Holdings Inc (b)	1,144	380,071
Mesa Laboratories Inc (c)	241	31,781
OmniAb Inc (b)(c)	4,545	16,089
Pacific Biosciences of California Inc (b)(c)	11,537	21,113
Quanterix Corp (b)(c)	1,578	16,774
Repligen Corp (b)	2,345	337,539
Sotera Health Co (b)	6,841	93,585
Standard BioTools Inc (b)	14,210	24,868
		1,948,534
Pharmaceuticals - 1.1%
Amneal Intermediate Inc Class A (b)	6,558	51,939
Amphastar Pharmaceuticals Inc (b)	1,702	63,195
Amylyx Pharmaceuticals Inc (b)	2,189	8,274
ANI Pharmaceuticals Inc (b)	746	41,239
Arvinas Inc (b)	2,926	56,091
Assertio Holdings Inc (b)	4,049	3,527
Atea Pharmaceuticals Inc (b)	2,986	10,003
Axsome Therapeutics Inc (b)	1,819	153,906
Cassava Sciences Inc (b)(c)	2,006	4,734
Collegium Pharmaceutical Inc (b)	1,403	40,196
Corcept Therapeutics Inc (b)	4,189	211,084
CorMedix Inc (b)(c)	2,620	21,222
Edgewise Therapeutics Inc (b)	2,605	69,554
Elanco Animal Health Inc (b)	22,272	269,714
Enliven Therapeutics Inc (b)(c)	1,349	30,353
Esperion Therapeutics Inc New (b)	7,735	17,017
Evolus Inc (b)	2,323	25,646
EyePoint Pharmaceuticals Inc (b)	2,564	19,102
Fulcrum Therapeutics Inc (b)	1,986	9,334
Harmony Biosciences Holdings Inc (b)	1,358	46,729
Harrow Inc (b)	1,341	44,991
Innoviva Inc (b)	2,490	43,202
Intra-Cellular Therapies Inc (b)	4,430	369,994
Jazz Pharmaceuticals PLC (b)	2,782	342,603
Ligand Pharmaceuticals Inc (b)	817	87,542
Liquidia Corp (b)	1,815	21,344
Mind Medicine MindMed Inc (b)(c)	3,171	22,070
Nuvation Bio Inc Class A (b)	7,355	19,564
Ocular Therapeutix Inc (b)	5,594	47,773
Omeros Corp (b)	2,931	28,958
Organon & Co	11,609	173,206
Pacira BioSciences Inc (b)	2,114	39,828
Perrigo Co PLC	6,152	158,168
Phathom Pharmaceuticals Inc (b)	1,531	12,432
Phibro Animal Health Corp Class A	966	20,286
Pliant Therapeutics Inc (b)	2,443	32,174
Prestige Consumer Healthcare Inc (b)	2,235	174,531
Revance Therapeutics Inc (b)	3,754	11,412
scPharmaceuticals Inc (b)(c)	1,507	5,335
SIGA Technologies Inc (c)	2,025	12,170
Supernus Pharmaceuticals Inc (b)	2,450	88,592
Tarsus Pharmaceuticals Inc (b)	1,574	87,152
Terns Pharmaceuticals Inc (b)	1,940	10,748
Theravance Biopharma Inc (b)	1,573	14,802
Ventyx Biosciences Inc (b)	3,330	7,293
Verrica Pharmaceuticals Inc (b)(c)	803	561
WaVe Life Sciences Ltd (b)	5,148	63,681
Xeris Biopharma Holdings Inc (b)	6,942	23,533
Xeris Biopharma Holdings Inc rights (b)(e)	1,262	0
Zevra Therapeutics Inc (b)	2,036	16,980
		3,133,784
TOTAL HEALTH CARE		31,947,920

Industrials - 19.3%
Aerospace & Defense - 1.4%
AAR Corp (b)	1,560	95,597
AeroVironment Inc (b)	1,264	194,517
AerSale Corp (b)	1,553	9,784
Archer Aviation Inc Class A (b)(c)	9,764	95,199
Astronics Corp (b)	1,271	20,285
BWX Technologies Inc	4,114	458,258
Cadre Holdings Inc	1,184	38,243
Curtiss-Wright Corp	1,723	611,441
Ducommun Inc (b)	610	38,833
Hexcel Corp	3,689	231,300
Huntington Ingalls Industries Inc	1,767	333,910
Kratos Defense & Security Solutions Inc (b)	6,805	179,516
Leonardo DRS Inc (b)	3,292	106,365
Mercury Systems Inc (b)	2,265	95,130
Moog Inc Class A	1,295	254,908
National Presto Industries Inc	239	23,522
Rocket Lab USA Inc Class A (b)(c)	15,646	398,504
Spirit AeroSystems Holdings Inc Class A (b)	5,259	179,227
Triumph Group Inc (b)	3,410	63,631
V2X Inc (b)	520	24,872
Virgin Galactic Holdings Inc Class A (b)(c)	1,122	6,596
Woodward Inc	2,686	447,004
		3,906,642
Air Freight & Logistics - 0.3%
Air Transport Services Group Inc (b)	2,226	48,927
CH Robinson Worldwide Inc	5,276	545,116
Forward Air Corp Class A (c)	883	28,477
GXO Logistics Inc (b)	5,381	234,074
Hub Group Inc Class A	2,781	123,921
		980,515
Building Products - 2.3%
A O Smith Corp	5,406	368,743
AAON Inc	3,026	356,100
Advanced Drainage Systems Inc	3,177	367,261
Allegion plc	3,916	511,743
American Woodmark Corp (b)	718	57,103
Apogee Enterprises Inc	993	70,910
Armstrong World Industries Inc	1,959	276,865
AZEK Co Inc/The Class A (b)	6,515	309,267
AZZ Inc	1,352	110,756
CSW Industrials Inc	748	263,894
Fortune Brands Innovations Inc	5,588	381,828
Gibraltar Industries Inc (b)	1,360	80,104
Griffon Corp	1,846	131,564
Hayward Holdings Inc (b)	6,304	96,388
Insteel Industries Inc	841	22,715
Janus International Group Inc (b)	6,498	47,760
JELD-WEN Holding Inc (b)	3,816	31,253
Lennox International Inc	1,442	878,612
Masterbrand Inc (b)	5,677	82,941
Owens Corning	3,913	666,462
Quanex Building Products Corp	2,082	50,468
Resideo Technologies Inc (b)	6,592	151,946
Simpson Manufacturing Co Inc	1,902	315,409
Tecnoglass Inc	1,004	79,637
Trex Co Inc (b)	4,895	337,902
UFP Industries Inc	2,744	309,112
Zurn Elkay Water Solutions Corp (c)	6,450	240,585
		6,597,328
Commercial Services & Supplies - 1.5%
ABM Industries Inc	2,840	145,351
ACCO Brands Corp	4,349	22,832
ACV Auctions Inc Class A (b)	6,784	146,534
Aris Water Solutions Inc Class A	1,237	29,626
Brady Corp Class A	1,999	147,626
BrightView Holdings Inc (b)	2,559	40,918
Brink's Co/The	1,993	184,891
Casella Waste Systems Inc Class A (b)	2,772	293,305
CECO Environmental Corp (b)	1,290	38,997
Clean Harbors Inc (b)	2,282	525,180
CoreCivic Inc (b)	4,919	106,939
Deluxe Corp	1,986	44,864
Driven Brands Holdings Inc (b)	2,617	42,238
Ennis Inc	1,145	24,148
Enviri Corp (b)	3,758	28,937
GEO Group Inc/The (b)	6,130	171,517
Healthcare Services Group Inc (b)	3,377	39,224
HNI Corp	2,142	107,893
Interface Inc	2,582	62,872
Liquidity Services Inc (b)	997	32,193
Matthews International Corp Class A	1,382	38,254
MillerKnoll Inc	3,171	71,633
Montrose Environmental Group Inc (b)	1,404	26,044
MSA Safety Inc	1,769	293,247
OPENLANE Inc (b)	4,899	97,196
Pitney Bowes Inc	6,987	50,586
Rollins Inc	12,634	585,587
Steelcase Inc Class A	4,173	49,325
Tetra Tech Inc	12,041	479,713
UniFirst Corp/MA	678	115,999
Vestis Corp	5,183	78,989
Viad Corp (b)	947	40,257
VSE Corp	724	68,852
		4,231,767
Construction & Engineering - 2.0%
AECOM	6,027	643,804
Ameresco Inc Class A (b)(c)	1,470	34,516
API Group Corp (b)	10,878	391,282
Arcosa Inc	2,195	212,344
Argan Inc	571	78,250
Bowman Consulting Group Ltd (b)	622	15,518
Comfort Systems USA Inc	1,600	678,496
Construction Partners Inc Class A (b)	1,969	174,178
Dycom Industries Inc (b)	1,310	228,019
EMCOR Group Inc	2,099	952,736
Everus Construction Group Inc	2,306	151,620
Fluor Corp (b)	7,710	380,257
Granite Construction Inc	1,962	172,087
Great Lakes Dredge & Dock Corp (b)	3,021	34,106
IES Holdings Inc (b)	383	76,968
Limbach Holdings Inc (b)	465	39,776
MasTec Inc (b)	2,768	376,836
Matrix Service Co (b)	1,187	14,207
MYR Group Inc (b)	750	111,578
Primoris Services Corp	2,414	184,430
Sterling Infrastructure Inc (b)	1,383	232,966
Tutor Perini Corp (b)	1,979	47,892
Valmont Industries Inc	907	278,150
WillScot Holdings Corp (b)	8,488	283,924
		5,793,940
Electrical Equipment - 1.3%
Acuity Brands Inc	1,384	404,308
Allient Inc	700	16,996
American Superconductor Corp (b)(c)	1,767	43,521
Array Technologies Inc (b)(c)	6,370	38,475
Atkore Inc	1,629	135,940
Blink Charging Co (b)(c)	4,524	6,288
Bloom Energy Corp Class A (b)(c)	8,916	198,024
ChargePoint Holdings Inc Class A (b)(c)	16,832	18,010
Energy Vault Holdings Inc Class A (b)	4,289	9,779
EnerSys	1,795	165,912
Enovix Corp Class B (b)(c)	6,655	72,340
Eos Energy Enterprises Inc (b)(c)	10,128	49,222
Fluence Energy Inc Class A (b)(c)	2,746	43,606
FuelCell Energy Inc (b)(c)	765	6,916
Generac Holdings Inc (b)	2,710	420,186
GrafTech International Ltd (b)	8,343	14,433
LSI Industries Inc	1,152	22,372
Net Power Inc Class A (b)	1,517	16,065
NEXTracker Inc Class A (b)	6,466	236,203
NuScale Power Corp Class A (b)(c)	3,809	68,295
nVent Electric PLC	7,481	509,906
Plug Power Inc (b)(c)	36,814	78,414
Powell Industries Inc	419	92,871
Preformed Line Products Co	142	18,146
Regal Rexnord Corp	2,995	464,615
Sensata Technologies Holding PLC	6,812	186,649
Shoals Technologies Group Inc (b)	7,629	42,188
Stem Inc Class A (b)(c)	6,093	3,674
Sunrun Inc (b)(c)	10,141	93,804
Thermon Group Holdings Inc (b)	1,527	43,932
TPI Composites Inc (b)(c)	1,434	2,710
Vicor Corp (b)	1,060	51,219
		3,575,019
Ground Transportation - 1.2%
ArcBest Corp	1,056	98,546
Avis Budget Group Inc	775	62,473
Covenant Logistics Group Inc Class A	372	20,278
Ftai Infrastructure Inc	4,774	34,659
Heartland Express Inc	1,848	20,735
Hertz Global Holdings Inc (b)(c)	5,792	21,199
Knight-Swift Transportation Holdings Inc	7,286	386,449
Landstar System Inc	1,599	274,804
Lyft Inc Class A (b)	16,282	210,038
Marten Transport Ltd	2,602	40,617
Proficient Auto Logistics Inc	661	5,333
RXO Inc (b)(c)	6,194	147,665
Ryder System Inc	1,944	304,936
Saia Inc (b)(c)	1,197	545,509
Schneider National Inc Class B	2,164	63,362
U-Haul Holding Co (b)(c)	462	31,919
U-Haul Holding Co Class N	4,495	287,905
Werner Enterprises Inc (c)	2,762	99,211
XPO Inc (b)	5,237	686,833
		3,342,471
Machinery - 4.5%
3D Systems Corp (b)	6,178	20,264
AGCO Corp	2,791	260,903
Alamo Group Inc	463	86,076
Albany International Corp Class A	1,417	113,317
Allison Transmission Holdings Inc	3,914	422,947
Astec Industries Inc	1,047	35,179
Atmus Filtration Technologies Inc	3,769	147,669
Barnes Group Inc	2,033	96,080
Blue Bird Corp (b)	1,432	55,318
Chart Industries Inc (b)	1,892	361,069
CNH Industrial NV Class A	39,425	446,685
Columbus McKinnon Corp/NY	1,276	47,518
Crane Co	2,189	332,181
Desktop Metal Inc (b)(c)	1,079	2,524
Donaldson Co Inc	5,419	364,970
Douglas Dynamics Inc	989	23,370
Energy Recovery Inc (b)	2,663	39,146
Enerpac Tool Group Corp Class A	2,415	99,232
Enpro Inc	944	162,793
Esab Corp	2,557	306,687
ESCO Technologies Inc	1,163	154,923
Federal Signal Corp	2,751	254,165
Flowserve Corp	5,907	339,771
Franklin Electric Co Inc	1,773	172,779
Gates Industrial Corp PLC (b)	10,162	209,032
Gorman-Rupp Co/The	948	35,948
Graco Inc	7,599	640,520
Graham Corp (b)	466	20,723
Greenbrier Cos Inc/The (c)	1,395	85,081
Helios Technologies Inc	1,507	67,272
Hillenbrand Inc	3,111	95,757
Hillman Solutions Corp Class A (b)	8,725	84,982
Hyliion Holdings Corp Class A (b)(c)	5,156	13,457
Hyster-Yale Inc Class A	508	25,872
ITT Inc	3,674	524,941
John Bean Technologies Corp (c)	1,437	182,643
Kadant Inc	530	182,845
Kennametal Inc	3,477	83,518
Lincoln Electric Holdings Inc	2,552	478,423
Lindsay Corp	487	57,617
Manitowoc Co Inc/The (b)	1,677	15,311
Middleby Corp/The (b)	2,421	327,924
Miller Industries Inc/TN	513	33,530
Mueller Industries Inc	5,100	404,736
Mueller Water Products Inc Class A1	7,011	157,748
Nikola Corp (b)(c)	2,097	2,494
Nordson Corp	2,447	512,010
Oshkosh Corp	2,932	278,745
Pentair PLC	7,439	748,661
Proto Labs Inc (b)	1,152	45,032
RBC Bearings Inc (b)	1,306	390,677
REV Group Inc	2,366	75,404
Shyft Group Inc/The	1,355	15,908
Snap-on Inc	2,369	804,228
SPX Technologies Inc (b)	2,082	302,973
Standex International Corp	539	100,788
Symbotic Inc Class A (b)(c)	1,697	40,236
Tennant CO	837	68,241
Terex Corp	3,031	140,093
Timken Co/The	2,880	205,546
Titan International Inc (b)	2,016	13,689
Toro Co/The	4,678	374,708
Trinity Industries Inc	3,736	131,134
Wabash National Corp	1,985	34,003
Watts Water Technologies Inc Class A	1,233	250,669
		12,608,685
Marine Transportation - 0.2%
Genco Shipping & Trading Ltd	2,005	27,950
Kirby Corp (b)	2,602	275,292
Matson Inc	1,512	203,878
Pangaea Logistics Solutions Ltd	1,410	7,557
		514,677
Passenger Airlines - 0.5%
Alaska Air Group Inc (b)	5,677	367,586
Allegiant Travel Co	646	60,802
American Airlines Group Inc (b)(c)	29,549	515,039
Blade Air Mobility Inc (b)	3,052	12,971
Frontier Group Holdings Inc (b)(c)	3,804	27,046
JetBlue Airways Corp (b)	13,333	104,797
Joby Aviation Inc Class A (b)(c)	19,531	158,787
SkyWest Inc (b)	1,804	180,635
Sun Country Airlines Holdings Inc (b)	1,699	24,771
		1,452,434
Professional Services - 2.3%
Alight Inc Class A	20,550	142,206
Asure Software Inc (b)(c)	1,160	10,916
Barrett Business Services Inc	1,173	50,955
CACI International Inc (b)	1,004	405,676
Cbiz Inc (b)	2,248	183,954
Clarivate PLC (b)(c)	20,706	105,186
Concentrix Corp	2,092	90,521
Conduent Inc (b)	6,962	28,126
CRA International Inc	301	56,347
CSG Systems International Inc	1,250	63,888
Dayforce Inc (b)(c)	7,117	516,979
Dun & Bradstreet Holdings Inc	13,932	173,593
ExlService Holdings Inc (b)	7,263	322,332
Exponent Inc	2,289	203,950
First Advantage Corp (b)(c)	2,280	42,704
FiscalNote Holdings Inc Class A (b)(c)	3,113	3,330
Forrester Research Inc (b)	446	6,989
Franklin Covey Co (b)	501	18,828
FTI Consulting Inc (b)	1,589	303,706
Genpact Ltd	7,374	316,713
Heidrick & Struggles International Inc	927	41,075
Huron Consulting Group Inc (b)	739	91,828
ICF International Inc (c)	841	100,256
Innodata Inc (b)(c)	1,116	44,104
Insperity Inc	1,609	124,714
KBR Inc	5,989	346,943
Kelly Services Inc Class A	1,363	19,000
Kforce Inc	804	45,587
Korn Ferry	2,380	160,531
Legalzoom.com Inc (b)	4,952	37,190
ManpowerGroup Inc	2,119	122,309
Maximus Inc	2,716	202,749
NV5 Global Inc (b)	2,303	43,389
Parsons Corp (b)	2,105	194,186
Paycom Software Inc	2,190	448,884
Paycor HCM Inc (b)	3,680	68,338
Paylocity Holding Corp (b)	1,951	389,166
Planet Labs PBC Class A (b)(c)	9,655	39,006
Rcm Technologies Inc (b)	194	4,299
Resources Connection Inc (c)	1,326	11,311
Robert Half Inc	4,607	324,609
Science Applications International Corp	2,308	257,988
Spire Global Inc Class A (b)(c)	1,036	14,577
TriNet Group Inc	1,387	125,898
TrueBlue Inc (b)	1,490	12,516
TTEC Holdings Inc (c)	708	3,532
Upwork Inc (b)	5,536	90,514
Verra Mobility Corp Class A (b)	7,445	180,020
		6,591,418
Trading Companies & Distributors - 1.8%
Air Lease Corp Class A	4,658	224,562
Alta Equipment Group Inc Class A (c)	908	5,937
Applied Industrial Technologies Inc	1,725	413,086
Beacon Roofing Supply Inc (b)	2,785	282,900
BlueLinx Holdings Inc (b)	376	38,412
Boise Cascade Co	1,758	208,956
Core & Main Inc Class A (b)	8,683	442,052
Custom Truck One Source Inc Class A (b)	2,322	11,169
Distribution Solutions Group Inc (b)	458	15,755
DNOW Inc (b)	4,878	63,463
DXP Enterprises Inc/TX (b)	582	48,085
FTAI Aviation Ltd	4,598	662,296
GATX Corp	1,601	248,091
Global Industrial Co	585	14,502
GMS Inc (b)	1,791	151,931
H&E Equipment Services Inc	1,417	69,376
Herc Holdings Inc	1,278	241,964
Hudson Technologies Inc (b)	1,602	8,939
Karat Packaging Inc	302	9,139
McGrath RentCorp	1,101	123,114
Mrc Global Inc (b)	3,799	48,551
MSC Industrial Direct Co Inc Class A	2,035	151,994
Rush Enterprises Inc Class A	2,792	152,974
SiteOne Landscape Supply Inc (b)	2,039	268,679
Titan Machinery Inc (b)	815	11,516
Transcat Inc (b)	413	43,671
Watsco Inc	1,567	742,586
Wesco International Inc	2,014	364,453
Xometry Inc Class A (b)	1,976	84,296
		5,152,449
TOTAL INDUSTRIALS		54,747,345

Information Technology - 11.4%
Communications Equipment - 0.8%
ADTRAN Holdings Inc (b)	3,268	27,222
Applied Optoelectronics Inc (b)(c)	1,801	66,385
Aviat Networks Inc (b)	507	9,182
Calix Inc (b)	2,656	92,615
Ciena Corp (b)	6,466	548,381
Clearfield Inc (b)	498	15,438
CommScope Holding Co Inc (b)	9,679	50,428
Comtech Telecommunications Corp (b)	1,058	4,242
Digi International Inc (b)	1,642	49,638
Extreme Networks Inc (b)	5,784	96,824
Harmonic Inc (b)	5,131	67,883
Infinera Corp (b)(c)	9,451	62,093
Juniper Networks Inc	14,798	554,185
Lumentum Holdings Inc (b)	3,056	256,551
Netgear Inc (b)	1,302	36,287
NetScout Systems Inc (b)	3,257	70,547
Viasat Inc (b)(c)	3,830	32,593
Viavi Solutions Inc (b)	9,856	99,546
		2,140,040
Electronic Equipment, Instruments & Components - 2.0%
Advanced Energy Industries Inc	1,698	196,340
Arlo Technologies Inc (b)	4,502	50,377
Arrow Electronics Inc (b)	2,384	269,678
Avnet Inc (c)	3,973	207,867
Badger Meter Inc	1,324	280,847
Bel Fuse Inc Class B	466	38,431
Belden Inc	1,836	206,752
Benchmark Electronics Inc	1,632	74,093
Cognex Corp	7,730	277,198
Coherent Corp (b)	6,899	653,543
Crane NXT Co	2,223	129,423
CTS Corp	1,390	73,295
Daktronics Inc (b)	1,820	30,685
ePlus Inc (b)	1,212	89,543
Evolv Technologies Holdings Inc Class A (b)(c)	4,573	18,063
FARO Technologies Inc (b)	868	22,012
Insight Enterprises Inc (b)	1,266	192,559
IPG Photonics Corp (b)	1,223	88,937
Itron Inc (b)	2,025	219,875
Kimball Electronics Inc (b)	1,153	21,596
Knowles Corp (b)(c)	3,890	77,528
Lightwave Logic Inc (b)(c)	4,948	10,391
Littelfuse Inc	1,119	263,692
Luna Innovations Inc (b)	1,363	2,944
Methode Electronics Inc	1,649	19,442
MicroVision Inc (b)(c)	8,250	10,808
Mirion Technologies Inc Class A (b)	8,374	146,126
Napco Security Technologies Inc	1,632	58,034
nLight Inc (b)	2,113	22,165
Novanta Inc (b)	1,617	247,029
OSI Systems Inc (b)	719	120,382
Ouster Inc Class A (b)	1,770	21,629
PAR Technology Corp (b)(c)	1,641	119,251
PC Connection Inc	564	39,068
Plexus Corp (b)	1,226	191,844
Richardson Electronics Ltd/United States	500	7,015
Rogers Corp (b)	772	78,443
Sanmina Corp (b)	2,460	186,148
ScanSource Inc (b)	1,019	48,352
SmartRent Inc Class A (b)	7,295	12,766
TD SYNNEX Corp	3,423	401,449
TTM Technologies Inc (b)	4,629	114,568
Vishay Intertechnology Inc	5,079	86,038
Vishay Precision Group Inc (b)	503	11,805
Vontier Corp	6,915	252,190
		5,690,221
IT Services - 0.5%
Amdocs Ltd	5,221	444,516
Applied Digital Corp (b)(c)	4,637	35,427
ASGN Inc (b)	2,025	168,764
BigCommerce Holdings Inc (b)	2,751	16,836
Couchbase Inc (b)	1,834	28,592
DigitalOcean Holdings Inc (b)	2,811	95,771
DXC Technology Co (b)	8,160	163,037
Fastly Inc Class A (b)	5,874	55,451
Grid Dynamics Holdings Inc (b)	2,538	56,445
Hackett Group Inc/The	1,155	35,482
Kyndryl Holdings Inc (b)	10,407	360,082
Rackspace Technology Inc (b)	3,906	8,631
Unisys Corp (b)	3,318	21,003
		1,490,037
Semiconductors & Semiconductor Equipment - 1.8%
ACM Research Inc Class A (b)(c)	2,199	33,205
Aehr Test Systems (b)(c)	1,220	20,289
Alpha & Omega Semiconductor Ltd (b)	1,047	38,770
Ambarella Inc (b)	1,747	127,077
Amkor Technology Inc	5,062	130,043
Atomera Inc (b)(c)	1,428	16,565
Axcelis Technologies Inc (b)(c)	1,472	102,849
AXT Inc (b)	1,600	3,471
CEVA Inc (b)	1,072	33,822
Cirrus Logic Inc (b)	2,401	239,092
Cohu Inc (b)	2,166	57,832
Credo Technology Group Holding Ltd (b)	6,393	429,674
Diodes Inc (b)	2,102	129,630
FormFactor Inc (b)	3,514	154,616
Ichor Holdings Ltd (b)	1,485	47,847
Impinj Inc (b)	1,028	149,327
inTEST Corp (b)	451	3,873
Kopin Corp (b)	4,118	5,599
Lattice Semiconductor Corp (b)	6,200	351,230
MACOM Technology Solutions Holdings Inc (b)	2,598	337,506
MaxLinear Inc Class A (b)	3,414	67,529
MKS Instruments Inc	3,027	315,989
Navitas Semiconductor Corp Class A (b)(c)	6,024	21,506
NVE Corp	214	17,426
Onto Innovation Inc (b)	2,223	370,507
PDF Solutions Inc (b)	1,411	38,210
Penguin Solutions Inc (b)	2,371	45,499
Photronics Inc (b)	2,820	66,439
Power Integrations Inc	2,565	158,261
Rambus Inc (b)	4,846	256,160
Rigetti Computing Inc Class A (b)(c)	7,147	109,063
Semtech Corp (b)	3,374	208,682
Silicon Laboratories Inc (b)	1,457	180,989
SiTime Corp (b)	843	180,849
SkyWater Technology Inc (b)	945	13,041
SolarEdge Technologies Inc (b)(c)	2,612	35,523
Synaptics Inc (b)	1,761	134,400
Ultra Clean Holdings Inc (b)	2,048	73,626
Universal Display Corp	1,985	290,207
Veeco Instruments Inc (b)	2,519	67,509
Wolfspeed Inc (b)(c)	5,740	38,228
		5,101,960
Software - 5.8%
8x8 Inc (b)	5,996	16,009
A10 Networks Inc	3,306	60,830
ACI Worldwide Inc (b)	4,708	244,392
Adeia Inc	4,802	67,132
Agilysys Inc (b)	1,010	133,027
Alarm.com Holdings Inc (b)	2,222	135,098
Alkami Technology Inc (b)	2,552	93,607
Altair Engineering Inc Class A (b)	2,673	291,651
Amplitude Inc Class A (b)	3,596	37,938
Appfolio Inc Class A (b)	1,036	255,602
Appian Corp Class A (b)	1,874	61,805
Asana Inc Class A (b)	3,776	76,540
Aspen Technology Inc (b)	1,195	298,308
Aurora Innovation Inc Class A (b)(c)	44,513	280,432
AvePoint Inc Class A (b)	4,544	75,021
Bentley Systems Inc Class B	6,939	324,051
BILL Holdings Inc (b)	4,395	372,300
Blackbaud Inc (b)	1,812	133,943
BlackLine Inc (b)	2,305	140,052
Blend Labs Inc Class A (b)	8,624	36,307
Box Inc Class A (b)	6,544	206,790
Braze Inc Class A (b)	2,691	112,699
C3.ai Inc Class A (b)(c)	4,993	171,909
Ccc Intelligent Solutions Holdings Inc Class A (b)	18,766	220,125
Cerence Inc (b)	2,043	16,038
Cipher Mining Inc (b)	9,690	44,962
Cleanspark Inc (b)(c)	11,233	103,456
Clear Secure Inc Class A	4,158	110,769
Clearwater Analytics Holdings Inc Class A (b)	7,225	198,832
Commvault Systems Inc (b)	1,967	296,840
Confluent Inc Class A (b)	11,256	314,718
Consensus Cloud Solutions Inc (b)	819	19,541
CS Disco Inc (b)	1,053	5,254
Daily Journal Corp (b)	39	22,152
Digimarc Corp (b)(c)	684	25,616
Digital Turbine Inc (b)	3,751	6,339
Dolby Laboratories Inc Class A	2,686	209,777
Domo Inc Class B (b)	1,375	9,735
DoubleVerify Holdings Inc (b)	6,413	123,194
Dropbox Inc Class A (b)	10,662	320,286
Dynatrace Inc (b)	13,405	728,562
E2open Parent Holdings Inc Class A (b)	9,730	25,882
Elastic NV (b)	3,844	380,864
Enfusion Inc Class A (b)	1,828	18,828
Five9 Inc (b)	3,382	137,444
Freshworks Inc Class A (b)	8,157	131,899
Gitlab Inc Class A (b)	5,198	292,907
Guidewire Software Inc (b)	3,719	626,949
HashiCorp Inc Class A (b)	6,836	233,860
Informatica Inc Class A (b)	3,056	79,242
Intapp Inc (b)	2,222	142,408
InterDigital Inc (c)	1,135	219,872
Jamf Holding Corp (b)	2,825	39,691
Klaviyo Inc Class A (b)	3,269	134,814
LiveRamp Holdings Inc (b)	3,017	91,626
Logility Supply Chain Solutions Inc Class A	1,511	16,742
Manhattan Associates Inc (b)	2,756	744,781
MARA Holdings Inc (b)(c)	13,256	222,303
Matterport Inc Class A (b)	12,549	59,482
Meridianlink Inc (b)	1,240	25,606
Mitek Systems Inc (b)	2,036	22,661
N-able Inc/US (b)	3,286	30,691
nCino Inc (b)	4,164	139,827
NCR Voyix Corp (b)	6,482	89,711
NextNav Inc Class A (b)(c)	2,902	45,155
Nutanix Inc Class A (b)	11,026	674,571
Olo Inc Class A (b)	4,993	38,346
ON24 Inc (b)	1,613	10,420
OneSpan Inc	1,664	30,851
PagerDuty Inc (b)(c)	4,271	77,988
Pegasystems Inc	2,003	186,680
Porch Group Inc (b)	4,340	21,353
Procore Technologies Inc (b)	4,785	358,540
Progress Software Corp	1,918	124,958
PROS Holdings Inc (b)	1,959	43,020
Q2 Holdings Inc (b)	2,711	272,862
Qualys Inc (b)	1,658	232,485
Rapid7 Inc (b)	2,796	112,483
Rekor Systems Inc (b)(c)	3,073	4,794
RingCentral Inc Class A (b)	3,688	129,117
Riot Platforms Inc (b)(c)	11,896	121,458
Samsara Inc Class A (b)	9,216	402,647
SEMrush Holdings Inc Class A (b)	1,415	16,810
SentinelOne Inc Class A (b)	12,917	286,757
Smartsheet Inc Class A (b)	6,220	348,507
SolarWinds Corp	2,442	34,799
SoundHound AI Inc Class A (b)(c)	14,730	292,243
Sprinklr Inc Class A (b)	5,368	45,360
Sprout Social Inc Class A (b)	2,270	69,712
SPS Commerce Inc (b)	1,671	307,447
Telos Corp (b)	2,219	7,589
Tenable Holdings Inc (b)	5,362	211,156
Teradata Corp (b)	4,307	134,163
Terawulf Inc (b)(c)	13,658	77,304
UiPath Inc Class A (b)	20,116	255,674
Unity Software Inc (b)	13,043	293,076
Varonis Systems Inc (b)	5,051	224,416
Verint Systems Inc (b)	2,784	76,421
Veritone Inc (b)(c)	1,314	4,309
Vertex Inc Class A (b)	2,337	124,679
Weave Communications Inc (b)	1,855	29,532
Workiva Inc Class A (b)	2,313	253,274
Xperi Inc (b)	2,143	22,009
Yext Inc (b)	4,886	31,075
Zeta Global Holdings Corp Class A (b)	9,072	163,205
Zuora Inc Class A (b)	6,145	60,958
		16,567,932
Technology Hardware, Storage & Peripherals - 0.5%
Corsair Gaming Inc (b)	2,168	14,330
Diebold Nixdorf Inc (b)	1,698	73,082
Eastman Kodak Co (b)	3,176	20,866
Immersion Corp	1,200	10,476
IonQ Inc (b)(c)	8,770	366,323
Pure Storage Inc Class A (b)	13,906	854,246
Turtle Beach Corp (b)	726	12,567
Xerox Holdings Corp (c)	5,039	42,479
		1,394,369
TOTAL INFORMATION TECHNOLOGY		32,384,559

Materials - 4.6%
Chemicals - 1.6%
AdvanSix Inc	1,180	33,618
Alto Ingredients Inc (b)	3,901	6,086
American Vanguard Corp	1,057	4,894
Ashland Inc	2,180	155,783
Aspen Aerogels Inc (b)	2,842	33,763
Avient Corp	4,113	168,057
Axalta Coating Systems Ltd (b)	9,865	337,581
Balchem Corp	1,458	237,647
Cabot Corp	2,467	225,262
Chemours Co/The	6,731	113,754
Core Molding Technologies Inc (b)	315	5,210
Danimer Scientific Inc warrants 7/15/2025 (b)	1,003	36
Ecovyst Inc (b)	4,652	35,541
Element Solutions Inc	10,021	254,834
FMC Corp	5,623	273,334
Ginkgo Bioworks Holdings Inc Class A (b)(c)	1,673	16,429
Hawkins Inc	860	105,496
HB Fuller Co	2,465	166,338
Huntsman Corp	7,277	131,204
Ingevity Corp (b)	1,650	67,238
Innospec Inc	1,135	124,918
Intrepid Potash Inc (b)	492	10,785
Koppers Holdings Inc	946	30,650
Kronos Worldwide Inc	863	8,414
LSB Industries Inc (b)	2,256	17,123
Mativ Holdings Inc	2,556	27,860
Minerals Technologies Inc	1,429	108,904
NewMarket Corp	347	183,337
Olin Corp	5,301	179,174
Origin Materials Inc Class A (b)(c)	5,811	7,438
Perimeter Solutions Inc	6,222	79,517
PureCycle Technologies Inc (b)(c)	6,239	63,950
Quaker Chemical Corp (c)	615	86,567
Rayonier Advanced Materials Inc (b)	2,881	23,768
RPM International Inc	5,790	712,518
Scotts Miracle-Gro Co/The	1,933	128,235
Sensient Technologies Corp	1,896	135,109
Stepan Co	966	62,500
Trinseo PLC	1,427	7,278
Tronox Holdings PLC	5,166	52,022
Westlake Corp	1,511	173,236
		4,595,408
Construction Materials - 0.3%
Eagle Materials Inc	1,513	373,349
Knife River Corp (b)	2,547	258,877
Summit Materials Inc Class A (b)	5,369	271,671
United States Lime & Minerals Inc	468	62,122
		966,019
Containers & Packaging - 1.3%
AptarGroup Inc	2,984	468,786
Ardagh Metal Packaging SA	6,625	19,941
Berry Global Group Inc	5,149	332,986
Crown Holdings Inc	5,365	443,632
Graphic Packaging Holding CO	13,504	366,769
Greif Inc Class A	1,170	71,510
Myers Industries Inc	1,620	17,885
O-I Glass Inc (b)	6,928	75,100
Pactiv Evergreen Inc	1,827	31,918
Ranpak Holdings Corp Class A (b)	1,777	12,225
Sealed Air Corp	6,560	221,925
Silgan Holdings Inc	3,651	190,035
Smurfit WestRock PLC	22,198	1,195,584
Sonoco Products Co	4,426	216,210
TriMas Corp	1,698	41,754
		3,706,260
Metals & Mining - 1.2%
Alcoa Corp	11,629	439,344
Alpha Metallurgical Resources Inc	498	99,660
Arch Resources Inc Class A	820	115,800
ATI Inc (b)	5,597	308,059
Carpenter Technology Corp	2,246	381,169
Century Aluminum Co (b)	2,298	41,870
Cleveland-Cliffs Inc (b)	21,073	198,086
Coeur Mining Inc (b)	17,981	102,851
Commercial Metals Co	5,170	256,432
Compass Minerals International Inc	1,625	18,281
Gatos Silver Inc (b)	2,158	30,169
Hecla Mining Co	28,129	138,113
Kaiser Aluminum Corp	705	49,540
Materion Corp	921	91,068
Metallus Inc (b)	1,788	25,264
MP Materials Corp (b)(c)	5,581	87,064
Olympic Steel Inc	462	15,158
Piedmont Lithium Inc (b)(c)	892	7,796
Radius Recycling Inc Class A	1,222	18,599
Ramaco Resources Inc Class A	1,116	11,450
Ramaco Resources Inc Class B	15	148
Royal Gold Inc	2,956	389,749
Ryerson Holding Corp (c)	1,278	23,656
SunCoke Energy Inc	3,840	41,088
United States Steel Corp (c)	10,070	342,279
Universal Stainless & Alloy Products Inc (b)	384	16,908
Warrior Met Coal Inc	2,373	128,712
Worthington Steel Inc	1,533	48,780
		3,427,093
Paper & Forest Products - 0.2%
Clearwater Paper Corp (b)	712	21,195
Louisiana-Pacific Corp	2,816	291,597
Sylvamo Corp	1,540	121,691
		434,483
TOTAL MATERIALS		13,129,263

Real Estate - 6.3%
Diversified REITs - 0.3%
Alexander & Baldwin Inc	3,353	59,482
American Assets Trust Inc	2,229	58,534
Armada Hoffler Properties Inc Class A	3,239	33,135
Broadstone Net Lease Inc Class A	8,592	136,269
CTO Realty Growth Inc	913	17,995
Empire State Realty Trust Inc Class A	6,074	62,684
Essential Properties Realty Trust Inc	7,953	248,770
Gladstone Commercial Corp	2,029	32,951
Global Net Lease Inc	8,911	65,050
One Liberty Properties Inc	727	19,803
		734,673
Health Care REITs - 0.5%
CareTrust REIT Inc	6,990	189,080
Community Healthcare Trust Inc	1,183	22,725
Diversified Healthcare Trust	9,323	21,443
Global Medical REIT Inc	2,888	22,295
Healthcare Realty Trust Inc	16,432	278,522
LTC Properties Inc	1,967	67,960
Medical Properties Trust Inc (c)	27,115	107,104
National Health Investors Inc	1,949	135,066
Omega Healthcare Investors Inc	11,643	440,688
Sabra Health Care REIT Inc	10,636	184,216
Universal Health Realty Income Trust	561	20,874
		1,489,973
Hotel & Resort REITs - 0.4%
Apple Hospitality REIT Inc	10,170	156,110
Chatham Lodging Trust	2,117	18,947
DiamondRock Hospitality Co	9,450	85,334
Park Hotels & Resorts Inc	9,484	133,440
Pebblebrook Hotel Trust	5,514	74,715
RLJ Lodging Trust	7,034	71,817
Ryman Hospitality Properties Inc	2,702	281,927
Service Properties Trust	7,006	17,794
Summit Hotel Properties Inc	5,017	34,366
Sunstone Hotel Investors Inc	9,197	108,892
Xenia Hotels & Resorts Inc	4,538	67,435
		1,050,777
Industrial REITs - 0.7%
Americold Realty Trust Inc	11,807	252,670
EastGroup Properties Inc	2,207	354,201
First Industrial Realty Trust Inc	5,997	300,630
Industrial Logistics Properties Trust	2,344	8,555
Lineage Inc (c)	2,701	158,198
LXP Industrial Trust	13,289	107,907
Plymouth Industrial REIT Inc	1,864	33,178
Rexford Industrial Realty Inc	9,911	383,159
STAG Industrial Inc Class A	8,280	280,030
Terreno Realty Corp	4,390	259,625
		2,138,153
Office REITs - 0.8%
Brandywine Realty Trust	7,790	43,624
BXP Inc	6,550	487,058
City Office Reit Inc	1,636	9,031
COPT Defense Properties	5,046	156,174
Cousins Properties Inc	6,908	211,661
Douglas Emmett Inc (c)	7,618	141,390
Easterly Government Properties Inc	4,544	51,620
Equity Commonwealth	4,883	8,643
Highwoods Properties Inc	4,783	146,264
Hudson Pacific Properties Inc	6,856	20,774
JBG SMITH Properties	3,993	61,372
Kilroy Realty Corp	4,782	193,432
NET Lease Office Properties	692	21,597
Office Properties Income Trust	1,890	1,889
Orion Office REIT Inc	2,270	8,422
Paramount Group Inc	8,499	41,985
Peakstone Realty Trust	1,714	18,974
Piedmont Office Realty Trust Inc Class A1	5,618	51,405
Postal Realty Trust Inc Class A	1,459	19,040
SL Green Realty Corp	2,925	198,666
Vornado Realty Trust	7,469	313,997
		2,207,018
Real Estate Management & Development - 0.7%
Anywhere Real Estate Inc (b)	4,111	13,566
Compass Inc Class A (b)	18,774	109,828
Cushman & Wakefield PLC (b)	10,417	136,254
Douglas Elliman Inc (b)	3,464	5,785
eXp World Holdings Inc (c)	3,761	43,289
Forestar Group Inc (b)	805	20,866
Howard Hughes Holdings Inc (b)	1,381	106,227
Jones Lang LaSalle Inc (b)	2,138	541,213
Kennedy-Wilson Holdings Inc	5,393	53,876
Marcus & Millichap Inc	1,084	41,474
Newmark Group Inc Class A	6,202	79,448
Opendoor Technologies Inc Class A (b)	27,973	44,757
RE/MAX Holdings Inc Class A (b)	754	8,045
Redfin Corp (b)(c)	5,396	42,467
RMR Group Inc/The Class A	685	14,138
Seaport Entertainment Group Inc	181	5,059
Seritage Growth Properties Class A (b)	1,420	5,850
St Joe Co/The	1,711	76,875
Zillow Group Inc Class A (b)	2,489	176,346
Zillow Group Inc Class C (b)	6,728	498,208
		2,023,571
Residential REITs - 0.8%
American Homes 4 Rent Class A	14,183	530,728
Apartment Investment and Management Co Class A	5,964	54,213
Camden Property Trust	4,813	558,501
Centerspace	710	46,967
Elme Communities	4,079	62,286
Equity LifeStyle Properties Inc	8,417	560,572
Independence Realty Trust Inc	10,189	202,150
NexPoint Residential Trust Inc	1,006	42,000
UMH Properties Inc	3,082	58,188
Veris Residential Inc	3,608	60,001
		2,175,606
Retail REITs - 1.5%
Acadia Realty Trust	4,760	115,002
Agree Realty Corp	4,545	320,195
Alexander's Inc	96	19,206
Brixmor Property Group Inc	13,603	378,708
CBL & Associates Properties Inc	663	19,499
Curbline Properties Corp	4,255	98,801
Federal Realty Investment Trust	3,412	381,973
Getty Realty Corp	2,308	69,540
InvenTrust Properties Corp	3,442	103,707
Kimco Realty Corp	30,425	712,858
Kite Realty Group Trust	9,993	252,223
Macerich Co/The	9,755	194,320
NETSTREIT Corp (c)	3,633	51,407
NNN REIT Inc	8,305	339,259
Phillips Edison & Co Inc	5,573	208,765
Regency Centers Corp	7,377	545,382
Retail Opportunity Investments Corp	5,835	101,296
Saul Centers Inc	553	21,456
SITE Centers Corp	2,146	32,812
Tanger Inc	4,957	169,182
Urban Edge Properties	5,609	120,594
Whitestone REIT	1,945	27,561
		4,283,746
Specialized REITs - 0.6%
CubeSmart	10,199	437,027
EPR Properties	3,449	152,722
Farmland Partners Inc	2,080	24,461
Four Corners Property Trust Inc	4,314	117,082
Gladstone Land Corp	1,470	15,949
Lamar Advertising Co Class A	3,961	482,212
National Storage Affiliates Trust	3,206	121,539
Outfront Media Inc	6,127	108,693
PotlatchDeltic Corp	3,274	128,505
Rayonier Inc	6,113	159,549
Safehold Inc	2,040	37,699
Uniti Group Inc	10,823	59,527
		1,844,965
TOTAL REAL ESTATE		17,948,482

Utilities - 2.4%
Electric Utilities - 1.0%
ALLETE Inc	2,606	168,869
Genie Energy Ltd Class B	1,070	16,681
Hawaiian Electric Industries Inc (b)	7,470	72,683
IDACORP Inc	2,397	261,944
MGE Energy Inc	1,633	153,437
NRG Energy Inc	9,288	837,964
OGE Energy Corp	9,034	372,653
Otter Tail Corp	1,869	138,007
Pinnacle West Capital Corp	5,100	432,327
Portland General Electric Co	4,607	200,957
TXNM Energy Inc	4,061	199,679
		2,855,201
Gas Utilities - 0.6%
Chesapeake Utilities Corp	1,019	123,656
MDU Resources Group Inc	9,180	165,424
National Fuel Gas Co	4,109	249,334
New Jersey Resources Corp	4,462	208,152
Northwest Natural Holding Co	1,774	70,178
ONE Gas Inc	2,554	176,865
Southwest Gas Holdings Inc	2,715	191,978
Spire Inc	2,600	176,358
UGI Corp	9,657	272,617
		1,634,562
Independent Power and Renewable Electricity Producers - 0.1%
Altus Power Inc Class A (b)	2,448	9,963
Clearway Energy Inc Class A	1,851	45,257
Clearway Energy Inc Class C	3,470	90,220
Montauk Renewables Inc (b)	2,612	10,396
Ormat Technologies Inc	2,431	164,627
Sunnova Energy International Inc (b)(c)	5,142	17,637
		338,100
Multi-Utilities - 0.4%
Avista Corp	3,561	130,439
Black Hills Corp	3,141	183,811
NiSource Inc	20,119	739,575
NorthWestern Corp	2,780	148,619
Unitil Corp	728	39,450
		1,241,894
Water Utilities - 0.3%
American States Water Co	1,682	130,725
Artesian Resources Corp Class A	394	12,458
California Water Service Group	2,684	121,666
Consolidated Water Co Ltd	727	18,822
Essential Utilities Inc	11,347	412,124
Middlesex Water Co	792	41,683
SJW Group	1,320	64,970
York Water Co/The	639	20,908
		823,356
TOTAL UTILITIES		6,893,113

TOTAL UNITED STATES		272,502,901
TOTAL COMMON STOCKS (Cost $209,129,665)		277,203,425

U.S. Treasury Obligations - 0.1%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (h) (Cost $331,952)	4.46	334,000	332,101

Money Market Funds - 8.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.36	7,869,376	7,870,950
Fidelity Securities Lending Cash Central Fund (i)(j)	4.35	17,099,707	17,101,417
TOTAL MONEY MARKET FUNDS (Cost $24,972,367)			24,972,367

TOTAL INVESTMENT IN SECURITIES - 106.1% (Cost $234,433,984)	302,507,893
NET OTHER ASSETS (LIABILITIES) - (6.1)%	(17,276,633)
NET ASSETS - 100.0%	285,231,260

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini Russell 2000 Index Contracts (United States)	39	Mar 2025	4,387,110	(153,251)	(153,251)
CME E-mini S&P MidCap 400 Index Contracts (United States)	14	Mar 2025	4,405,380	(188,716)	(188,716)

TOTAL FUTURES CONTRACTS					(341,967)
The notional amount of futures purchased as a percentage of Net Assets is 3.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $608 and all restrictions are set to expire on or before January 31, 2025.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(e)	Level 3 security
(f)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $40,699 or 0.0% of net assets.

(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $332,101.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,254,308	87,529,212	84,912,493	270,721	(77)	-	7,870,950	7,869,376	0.0%
Fidelity Securities Lending Cash Central Fund	17,231,416	58,402,746	58,532,745	183,203	-	-	17,101,417	17,099,707	0.1%
Total	22,485,724	145,931,958	143,445,238	453,924	(77)	-	24,972,367	24,969,083

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	9,283,961	9,283,961	-	-
Consumer Discretionary	35,082,044	35,081,890	154	-
Consumer Staples	10,661,317	10,661,317	-	-
Energy	13,038,981	13,038,981	-	-
Financials	50,404,688	50,404,688	-	-
Health Care	32,161,071	32,158,077	608	2,386
Industrials	54,826,084	54,826,084	-	-
Information Technology	33,098,799	33,098,799	-	-
Materials	13,804,885	13,804,885	-	-
Real Estate	17,948,482	17,948,482	-	-
Utilities	6,893,113	6,893,113	-	-

U.S. Treasury Obligations	332,101	-	332,101	-

Money Market Funds	24,972,367	24,972,367	-	-
Total Investments in Securities:	302,507,893	302,172,644	332,863	2,386
Derivative Instruments: Liabilities
Futures Contracts	(341,967)	(341,967)	-	-
Total Liabilities	(341,967)	(341,967)	-	-
Total Derivative Instruments:	(341,967)	(341,967)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(341,967)
Total Equity Risk	0	(341,967)
Total Value of Derivatives	0	(341,967)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
VIP Extended Market Index Portfolio
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value (including securities loaned of $16,437,511) - See accompanying schedule:
Unaffiliated issuers (cost $209,461,617)	$277,535,526
Fidelity Central Funds (cost $24,972,367)	24,972,367

Total Investment in Securities (cost $234,433,984)		$302,507,893
Segregated cash with brokers for derivative instruments		211,485
Cash		2,258
Foreign currency held at value (cost $12,965)		12,399
Receivable for fund shares sold		24,037
Dividends receivable		286,861
Distributions receivable from Fidelity Central Funds		37,777
Receivable for daily variation margin on futures contracts		11,810
Other receivables		4,332
Total assets		303,098,852
Liabilities
Payable for fund shares redeemed	$726,975
Accrued management fee	29,529
Distribution and service plan fees payable	9,647
Collateral on securities loaned	17,101,441
Total liabilities		17,867,592
Net Assets		$285,231,260
Net Assets consist of:
Paid in capital		$246,065,041
Total accumulated earnings (loss)		39,166,219
Net Assets		$285,231,260

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($194,742,356 ÷ 13,571,705 shares)		$14.35
Service Class :
Net Asset Value, offering price and redemption price per share ($73,200,776 ÷ 5,115,886 shares)		$14.31
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($17,288,128 ÷ 1,209,733 shares)		$14.29
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends		$3,334,997
Interest		22,124
Income from Fidelity Central Funds (including $183,203 from security lending)		453,924
Total income		3,811,045
Expenses
Management fee	$246,777
Transfer agent fees	56,293
Distribution and service plan fees	84,174
Independent trustees' fees and expenses	1,015
Miscellaneous	1,592
Total expenses before reductions	389,851
Expense reductions	(7,936)
Total expenses after reductions		381,915
Net Investment income (loss)		3,429,130
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	10,284,884
Fidelity Central Funds	(77)
Foreign currency transactions	3,203
Futures contracts	968,682
Total net realized gain (loss)		11,256,692
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	13,718,398
Assets and liabilities in foreign currencies	(7,557)
Futures contracts	(605,042)
Total change in net unrealized appreciation (depreciation)		13,105,799
Net gain (loss)		24,362,491
Net increase (decrease) in net assets resulting from operations		$27,791,621
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,429,130	$3,993,457
Net realized gain (loss)	11,256,692	(38,314,424)
Change in net unrealized appreciation (depreciation)	13,105,799	60,990,283
Net increase (decrease) in net assets resulting from operations	27,791,621	26,669,316
Distributions to shareholders	(3,555,697)	(3,304,163)

Share transactions - net increase (decrease)	47,236,187	16,845,034
Total increase (decrease) in net assets	71,472,111	40,210,187

Net Assets
Beginning of period	213,759,149	173,548,962
End of period	$285,231,260	$213,759,149

Financial Highlights
VIP Extended Market Index Portfolio Initial Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.94	$11.22	$14.19	$12.52	$10.87
Income from Investment Operations
Net investment income (loss) A,B	.20	.20	.18	.18	.13
Net realized and unrealized gain (loss)	1.40	1.73	(2.75)	2.44	1.66
Total from investment operations	1.60	1.93	(2.57)	2.62	1.79
Distributions from net investment income	(.19)	(.21)	(.17)	(.18)	(.14)
Distributions from net realized gain	-	-	(.24)	(.77)	-
Total distributions	(.19)	(.21)	(.40) C	(.95)	(.14)
Net asset value, end of period	$14.35	$12.94	$11.22	$14.19	$12.52
Total Return D,E	12.31%	17.44%	(18.13)%	21.24%	16.46%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.13%	.13%	.13%	.13%	.13%
Expenses net of fee waivers, if any	.13%	.13%	.13%	.13%	.13%
Expenses net of all reductions	.12%	.12%	.13%	.13%	.13%
Net investment income (loss)	1.43%	1.66%	1.51%	1.20%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$194,742	$165,753	$140,653	$160,811	$95,143
Portfolio turnover rate H	12%	80%	18%	27%	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Extended Market Index Portfolio Service Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.91	$11.20	$14.17	$12.50	$10.86
Income from Investment Operations
Net investment income (loss) A,B	.18	.18	.17	.16	.13
Net realized and unrealized gain (loss)	1.40	1.74	(2.75)	2.45	1.65
Total from investment operations	1.58	1.92	(2.58)	2.61	1.78
Distributions from net investment income	(.18)	(.21)	(.16)	(.17)	(.14)
Distributions from net realized gain	-	-	(.24)	(.77)	-
Total distributions	(.18)	(.21)	(.39) C	(.94)	(.14)
Net asset value, end of period	$14.31	$12.91	$11.20	$14.17	$12.50
Total Return D,E	12.19%	17.34%	(18.22)%	21.16%	16.37%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.22%	.23%	.23%	.23%	.23%
Expenses net of fee waivers, if any	.22%	.23%	.23%	.23%	.23%
Expenses net of all reductions	.22%	.22%	.23%	.23%	.23%
Net investment income (loss)	1.34%	1.56%	1.41%	1.10%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$73,201	$40,805	$26,672	$23,331	$18,141
Portfolio turnover rate H	12%	80%	18%	27%	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Extended Market Index Portfolio Service Class 2

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.90	$11.20	$14.16	$12.50	$10.87
Income from Investment Operations
Net investment income (loss) A,B	.16	.17	.15	.14	.11
Net realized and unrealized gain (loss)	1.40	1.72	(2.73)	2.44	1.65
Total from investment operations	1.56	1.89	(2.58)	2.58	1.76
Distributions from net investment income	(.17)	(.19)	(.14)	(.15)	(.13)
Distributions from net realized gain	-	-	(.24)	(.77)	-
Total distributions	(.17)	(.19)	(.38)	(.92)	(.13)
Net asset value, end of period	$14.29	$12.90	$11.20	$14.16	$12.50
Total Return C,D	12.03%	17.11%	(18.30)%	20.93%	16.19%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.37%	.38%	.38%	.38%	.38%
Expenses net of fee waivers, if any	.37%	.38%	.38%	.38%	.38%
Expenses net of all reductions	.37%	.37%	.38%	.38%	.38%
Net investment income (loss)	1.19%	1.41%	1.26%	.95%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$17,288	$7,201	$6,224	$7,228	$4,824
Portfolio turnover rate G	12%	80%	18%	27%	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP International Index Portfolio
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Common Stocks - 97.2%
	Shares	Value ($)
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Vista Energy SAB de CV ADR (b)	1,735	93,881
AUSTRALIA - 4.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telstra Group Ltd	90,328	224,193
Interactive Media & Services - 0.1%
CAR Group Ltd	8,400	187,327
REA Group Ltd	1,148	165,779
SEEK Ltd	7,945	110,989
		464,095
TOTAL COMMUNICATION SERVICES		688,288

Consumer Discretionary - 0.3%
Broadline Retail - 0.2%
Wesfarmers Ltd	25,296	1,119,943
Diversified Consumer Services - 0.0%
IDP Education Ltd	6,141	48,006
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	14,055	594,687
Lottery Corp/The	49,752	152,122
		746,809
Specialty Retail - 0.0%
JB Hi-Fi Ltd	2,430	139,395
TOTAL CONSUMER DISCRETIONARY		2,054,153

Consumer Staples - 0.2%
Beverages - 0.0%
Treasury Wine Estates Ltd	17,995	126,193
Consumer Staples Distribution & Retail - 0.2%
Coles Group Ltd	29,861	349,134
Endeavour Group Ltd/Australia	33,633	87,432
Metcash Ltd	24,271	46,570
Woolworths Group Ltd	27,234	513,954
		997,090
TOTAL CONSUMER STAPLES		1,123,283

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Ampol Ltd	5,325	92,912
Santos Ltd	72,456	299,576
Whitehaven Coal Ltd	18,335	70,360
Woodside Energy Group Ltd	42,327	655,431
		1,118,279
Financials - 1.8%
Banks - 1.4%
ANZ Group Holdings Ltd	66,915	1,182,042
Bank of Queensland Ltd	14,747	61,155
Bendigo & Adelaide Bank Ltd	12,666	102,699
Commonwealth Bank of Australia	37,305	3,538,533
National Australia Bank Ltd	68,775	1,579,284
Westpac Banking Corp	77,126	1,542,864
		8,006,577
Capital Markets - 0.2%
ASX Ltd	4,320	174,015
Macquarie Group Ltd	7,915	1,085,862
Magellan Financial Group Ltd warrants 4/16/2027 (b)	252	16
		1,259,893
Financial Services - 0.0%
AMP Ltd	59,085	57,965
Challenger Ltd	11,484	42,718
Washington H Soul Pattinson & Co Ltd	5,495	116,387
		217,070
Insurance - 0.2%
Insurance Australia Group Ltd	52,833	276,650
Medibank Pvt Ltd	61,355	143,928
QBE Insurance Group Ltd	33,488	397,966
Steadfast Group Ltd	24,663	88,538
Suncorp Group Ltd	28,377	333,891
		1,240,973
TOTAL FINANCIALS		10,724,513

Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
Ansell Ltd	3,250	68,032
Cochlear Ltd	1,458	261,596
		329,628
Health Care Providers & Services - 0.1%
EBOS Group Ltd	3,547	73,527
Ramsay Health Care Ltd	4,198	89,747
Sonic Healthcare Ltd	10,732	179,416
		342,690
Health Care Technology - 0.0%
Pro Medicus Ltd	1,207	186,858
TOTAL HEALTH CARE		859,176

Industrials - 0.3%
Commercial Services & Supplies - 0.1%
Brambles Ltd	31,043	369,679
Cleanaway Waste Management Ltd	50,041	82,078
		451,757
Construction & Engineering - 0.0%
Worley Ltd	10,828	91,817
Ground Transportation - 0.0%
Aurizon Holdings Ltd	41,364	83,207
Passenger Airlines - 0.0%
Qantas Airways Ltd (b)	17,539	97,376
Professional Services - 0.1%
ALS Ltd	10,782	100,636
Computershare Ltd	12,472	262,079
		362,715
Trading Companies & Distributors - 0.0%
Reece Ltd	5,285	73,208
SGH Ltd	4,488	128,087
		201,295
Transportation Infrastructure - 0.1%
Atlas Arteria Ltd unit	23,388	68,761
Qube Holdings Ltd	39,453	96,945
Transurban Group unit	69,184	573,380
		739,086
TOTAL INDUSTRIALS		2,027,253

Information Technology - 0.1%
IT Services - 0.0%
NEXTDC Ltd (b)	14,210	132,545
Software - 0.1%
Technology One Ltd	6,651	128,892
WiseTech Global Ltd	4,173	312,683
		441,575
TOTAL INFORMATION TECHNOLOGY		574,120

Materials - 1.2%
Chemicals - 0.0%
Incitec Pivot Ltd	39,046	70,810
Orica Ltd	10,811	110,945
		181,755
Containers & Packaging - 0.0%
Orora Ltd	30,385	46,265
Metals & Mining - 1.2%
BHP Group Ltd	113,059	2,758,048
BlueScope Steel Ltd	9,810	113,484
Evolution Mining Ltd	44,470	132,394
Fortescue Ltd	37,754	425,131
Glencore PLC	220,308	970,276
IGO Ltd	14,740	43,518
Iluka Resources Ltd	9,601	30,009
Lynas Rare Earths Ltd (b)	19,098	76,007
Mineral Resources Ltd	3,841	81,426
Northern Star Resources Ltd	25,601	244,658
Pilbara Minerals Ltd (b)	62,998	85,394
Rio Tinto Ltd	8,284	602,262
Rio Tinto PLC	23,739	1,401,315
South32 Ltd	100,948	211,747
		7,175,669
TOTAL MATERIALS		7,403,689

Real Estate - 0.3%
Diversified REITs - 0.1%
Charter Hall Group unit	10,629	94,406
GPT Group/The unit	42,594	115,209
Mirvac Group unit	87,722	101,804
Stockland unit	53,530	159,035
		470,454
Industrial REITs - 0.1%
Goodman Group unit	38,927	858,706
Office REITs - 0.0%
Dexus unit	24,016	98,999
Real Estate Management & Development - 0.0%
Lendlease Group unit	14,600	56,298
Retail REITs - 0.1%
Scentre Group unit	115,504	245,215
Vicinity Ltd unit	86,060	111,860
		357,075
TOTAL REAL ESTATE		1,841,532

Utilities - 0.1%
Electric Utilities - 0.1%
Origin Energy Ltd	38,394	259,027
Gas Utilities - 0.0%
Apa Group unit	28,320	122,175
Multi-Utilities - 0.0%
AGL Energy Ltd	13,520	94,477
TOTAL UTILITIES		475,679

TOTAL AUSTRALIA		28,889,965
AUSTRIA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	3,152	121,915
Financials - 0.2%
Banks - 0.2%
BAWAG Group AG (c)(d)	1,739	146,179
Erste Group Bank AG	7,405	457,621
Raiffeisen Bank International AG	2,861	58,530
		662,330
Insurance - 0.0%
UNIQA Insurance Group AG	2,703	21,923
TOTAL FINANCIALS		684,253

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
DO & Co AG (b)	173	32,256
Machinery - 0.0%
ANDRITZ AG	1,615	81,939
TOTAL INDUSTRIALS		114,195

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ams-OSRAM AG (b)	2,117	13,846
Materials - 0.0%
Construction Materials - 0.0%
Wienerberger AG	2,470	68,518
Metals & Mining - 0.0%
voestalpine AG	2,357	44,753
Paper & Forest Products - 0.0%
Mondi PLC	9,836	146,779
TOTAL MATERIALS		260,050

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CA Immobilien Anlagen AG (e)	939	22,683
IMMOFINANZ AG (b)(f)	1,102	0
		22,683
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	1,857	134,650
TOTAL AUSTRIA		1,351,592
BELGIUM - 0.5%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	479	79,735
Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev SA/NV	20,035	1,003,032
Food Products - 0.0%
Lotus Bakeries NV	9	100,498
TOTAL CONSUMER STAPLES		1,103,530

Financials - 0.1%
Banks - 0.1%
KBC Group NV	5,859	452,387
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	1,866	127,668
Sofina SA	344	77,823
		205,491
Insurance - 0.0%
Ageas SA/NV	3,815	185,337
TOTAL FINANCIALS		843,215

Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	2,686	534,757
Industrials - 0.0%
Construction & Engineering - 0.0%
Ackermans & van Haaren NV	494	97,481
Materials - 0.0%
Chemicals - 0.0%
Solvay SA Class A	1,580	50,998
Syensqo SA	1,633	119,355
Umicore SA	4,311	44,498
		214,851
Real Estate - 0.0%
Health Care REITs - 0.0%
Aedifica SA	1,071	62,348
Cofinimmo SA	846	48,724
		111,072
Industrial REITs - 0.0%
Warehouses De Pauw CVA	3,894	76,638
TOTAL REAL ESTATE		187,710

Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	761	58,648
TOTAL BELGIUM		3,119,927
BRAZIL - 1.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	8,800	66,621
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	18,100	42,424
TOTAL COMMUNICATION SERVICES		109,045

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Magazine Luiza SA (b)	7,181	7,555
Specialty Retail - 0.0%
Lojas Renner SA	23,426	45,958
Vibra Energia SA	23,400	67,574
		113,532
TOTAL CONSUMER DISCRETIONARY		121,087

Consumer Staples - 0.1%
Beverages - 0.1%
Ambev SA	98,600	187,373
Consumer Staples Distribution & Retail - 0.0%
Atacadao SA	10,700	9,405
Raia Drogasil SA	24,716	88,017
Sendas Distribuidora S/A	31,400	28,615
		126,037
Food Products - 0.0%
BRF SA	11,500	47,207
Personal Care Products - 0.0%
Natura & Co Holding SA	19,293	39,849
TOTAL CONSUMER STAPLES		400,466

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Brava Energia	8,884	33,823
Cosan SA	25,300	33,417
Petroleo Brasileiro SA	100,800	590,489
Petroleo Brasileiro SA	81,000	516,719
PRIO SA/Brazil	18,500	120,232
Ultrapar Participacoes SA	16,600	42,670
		1,337,350
Financials - 0.5%
Banks - 0.4%
Banco Bradesco SA	32,694	56,308
Banco Bradesco SA	119,041	222,750
Banco do Brasil SA	64,300	251,565
Itau Unibanco Holding SA	108,200	538,211
Itausa SA	129,034	184,428
NU Holdings Ltd/Cayman Islands Class A (b)	71,391	739,611
		1,992,873
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	123,400	206,138
Banco BTG Pactual SA unit	22,400	98,623
XP Inc depository receipt	8,344	99,015
		403,776
Financial Services - 0.0%
Pagseguro Digital Ltd Class A (b)	4,194	26,254
StoneCo Ltd Class A (b)	6,387	50,904
		77,158
Insurance - 0.0%
BB Seguridade Participacoes SA	14,800	86,675
Caixa Seguridade Participacoes S/A	11,300	26,065
		112,740
TOTAL FINANCIALS		2,586,547

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Hapvida Participacoes e Investimentos S/A (b)(c)(d)	103,000	37,179
Rede D'Or Sao Luiz SA (c)(d)	24,199	99,572
		136,751
Pharmaceuticals - 0.0%
Hypera SA	8,800	25,768
TOTAL HEALTH CARE		162,519

Industrials - 0.1%
Aerospace & Defense - 0.0%
Embraer SA (b)	15,500	140,979
Electrical Equipment - 0.1%
WEG SA	32,700	279,317
Ground Transportation - 0.0%
Localiza Rent a Car SA	19,552	101,909
Rumo SA	27,200	78,546
		180,455
Transportation Infrastructure - 0.0%
CCR SA	22,300	36,710
Santos Brasil Participacoes SA	9,700	20,616
		57,326
TOTAL INDUSTRIALS		658,077

Information Technology - 0.0%
Software - 0.0%
TOTVS SA	11,400	49,362
Materials - 0.3%
Chemicals - 0.0%
Yara International ASA	3,567	94,256
Containers & Packaging - 0.0%
Klabin SA unit	21,580	81,040
Metals & Mining - 0.3%
Bradespar SA	5,214	13,993
Cia Siderurgica Nacional SA	13,400	19,218
Gerdau SA	31,070	91,231
Metalurgica Gerdau SA	15,100	25,053
Vale SA	79,901	705,520
Wheaton Precious Metals Corp	10,108	568,951
		1,423,966
Paper & Forest Products - 0.0%
Suzano SA	15,479	154,794
TOTAL MATERIALS		1,754,056

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Allos SA	8,400	24,624
Multiplan Empreendimentos Imobiliarios SA	7,000	23,885
		48,509
Utilities - 0.1%
Electric Utilities - 0.1%
Centrais Eletricas Brasileiras SA	20,486	113,177
Centrais Eletricas Brasileiras SA Series B	4,466	27,355
Cia Energetica de Minas Gerais	42,323	76,112
Cia Paranaense de Energia - Copel	11,100	14,805
Cia Paranaense de Energia - Copel Series B	29,200	43,248
Energisa S/A unit	6,300	37,201
Equatorial Energia SA	22,911	101,615
Transmissora Alianca de Energia Eletrica S/A unit	4,800	25,531
		439,044
Independent Power and Renewable Electricity Producers - 0.0%
Eneva SA (b)	27,600	47,044
Engie Brasil Energia SA	5,550	31,891
		78,935
Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	10,200	146,119
Cia De Sanena Do Parana unit	5,400	24,291
		170,410
TOTAL UTILITIES		688,389

TOTAL BRAZIL		7,915,407
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd	2,289	96,870
CANADA - 7.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
BCE Inc (e)	6,715	155,653
Quebecor Inc Class B	3,504	76,786
TELUS Corp	10,992	149,038
		381,477
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc Class B	8,453	259,861
TOTAL COMMUNICATION SERVICES		641,338

Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Magna International Inc	6,015	251,404
Broadline Retail - 0.2%
Canadian Tire Corp Ltd Class A	1,169	122,979
Dollarama Inc	6,293	614,131
		737,110
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	7,062	460,286
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc	3,374	158,789
TOTAL CONSUMER DISCRETIONARY		1,607,589

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc	17,489	969,928
Empire Co Ltd Class A	3,177	97,004
George Weston Ltd	1,209	188,013
Loblaw Cos Ltd	3,207	422,045
Metro Inc/CN	4,526	283,849
		1,960,839
Food Products - 0.0%
Saputo Inc	5,442	94,609
TOTAL CONSUMER STAPLES		2,055,448

Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
ARC Resources Ltd	13,316	241,503
Cameco Corp	9,696	498,544
Canadian Natural Resources Ltd	47,424	1,464,174
Cenovus Energy Inc	28,970	439,150
Enbridge Inc	48,532	2,059,854
Gibson Energy Inc	3,537	60,236
Imperial Oil Ltd	3,687	227,230
Keyera Corp	5,092	155,723
MEG Energy Corp	5,942	97,556
Parkland Corp	3,058	69,161
Pembina Pipeline Corp	12,934	477,877
South Bow Corp	4,666	110,105
Suncor Energy Inc	28,305	1,010,351
TC Energy Corp (e)	23,125	1,077,703
Tourmaline Oil Corp	7,377	341,381
Veren Inc	13,647	70,160
Whitecap Resources Inc (e)	13,403	95,106
		8,495,814
Financials - 3.0%
Banks - 1.9%
Bank of Montreal	16,260	1,578,547
Bank of Nova Scotia/The	27,422	1,472,541
Canadian Imperial Bank of Commerce	21,028	1,330,186
National Bank of Canada	7,591	692,006
Royal Bank of Canada	31,555	3,804,733
Toronto Dominion Bank	38,938	2,073,065
		10,951,078
Capital Markets - 0.4%
Brookfield Asset Management Ltd Class A	8,309	450,638
Brookfield Corp Class A	32,096	1,844,775
Onex Corp Subordinate Voting Shares	1,402	109,510
TMX Group Ltd	6,198	190,927
		2,595,850
Insurance - 0.7%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	478	665,067
Great-West Lifeco Inc	6,068	201,232
iA Financial Corp Inc	2,096	194,399
Intact Financial Corp	3,980	724,676
Manulife Financial Corp	39,648	1,218,029
Power Corp of Canada Subordinate Voting Shares	12,182	380,007
Sun Life Financial Inc	12,885	765,059
		4,148,469
TOTAL FINANCIALS		17,695,397

Industrials - 0.9%
Aerospace & Defense - 0.1%
Bombardier Inc Class B (b)	1,926	130,973
CAE Inc (b)	7,102	180,335
		311,308
Commercial Services & Supplies - 0.0%
Element Fleet Management Corp	9,008	182,109
Construction & Engineering - 0.1%
AtkinsRealis Group Inc	3,903	207,063
Stantec Inc	2,542	199,441
WSP Global Inc	2,779	489,044
		895,548
Ground Transportation - 0.6%
Canadian National Railway Co	12,353	1,254,421
Canadian Pacific Kansas City Ltd	20,799	1,505,972
TFI International Inc	1,772	239,447
		2,999,840
Passenger Airlines - 0.0%
Air Canada (b)	7,409	114,734
Professional Services - 0.1%
Thomson Reuters Corp	3,013	483,816
Trading Companies & Distributors - 0.0%
Finning International Inc	3,149	83,443
Toromont Industries Ltd	1,820	143,883
		227,326
TOTAL INDUSTRIALS		5,214,681

Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc Subordinate Voting Shares (b)	2,634	243,087
IT Services - 0.6%
CGI Inc Class A	4,547	497,514
Shopify Inc Class A (b)	26,979	2,871,417
		3,368,931
Software - 0.3%
Constellation Software Inc/Canada	439	1,357,484
Constellation Software Inc/Canada warrants 3/31/2040 (b)(f)	363	0
Descartes Systems Group Inc/The (b)	1,897	215,639
Open Text Corp	5,975	169,093
		1,742,216
TOTAL INFORMATION TECHNOLOGY		5,354,234

Materials - 0.6%
Chemicals - 0.1%
Methanex Corp	1,504	75,155
Nutrien Ltd (e)	11,021	493,145
		568,300
Containers & Packaging - 0.0%
CCL Industries Inc Class B	3,317	170,644
Metals & Mining - 0.5%
Agnico Eagle Mines Ltd/CA	11,160	873,111
Alamos Gold Inc Class A	9,341	172,335
B2Gold Corp	28,821	70,576
Barrick Gold Corp	39,031	605,239
Franco-Nevada Corp	4,288	503,899
Kinross Gold Corp	27,343	253,942
Pan American Silver Corp	8,076	163,380
Teck Resources Ltd Class B	10,264	416,144
		3,058,626
Paper & Forest Products - 0.0%
West Fraser Timber Co Ltd	1,296	112,294
TOTAL MATERIALS		3,909,864

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Colliers International Group Inc Subordinate Voting Shares	928	126,199
FirstService Corp Subordinate Voting Shares	927	167,924
		294,123
Utilities - 0.2%
Electric Utilities - 0.2%
Emera Inc	6,425	240,158
Fortis Inc/Canada	11,056	459,408
Hydro One Ltd (c)(d)	7,113	219,063
		918,629
Gas Utilities - 0.0%
AltaGas Ltd	6,635	154,538
Brookfield Infrastructure Corp	2,615	104,931
		259,469
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp	2,997	82,939
Northland Power Inc (e)	5,615	69,921
		152,860
Multi-Utilities - 0.0%
Algonquin Power & Utilities Corp (e)	16,837	74,730
Canadian Utilities Ltd Class A	2,874	69,677
		144,407
TOTAL UTILITIES		1,475,365

TOTAL CANADA		46,743,853
CHILE - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	16,918	59,794
Specialty Retail - 0.0%
Empresas Copec SA	7,960	48,655
TOTAL CONSUMER DISCRETIONARY		108,449

Consumer Staples - 0.0%
Beverages - 0.0%
Embotelladora Andina SA Class B	8,701	26,465
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	27,870	61,652
TOTAL CONSUMER STAPLES		88,117

Financials - 0.0%
Banks - 0.0%
Banco de Chile	1,001,278	113,818
Banco de Credito e Inversiones SA	1,787	49,593
Banco Santander Chile	1,405,506	66,846
		230,257
Industrials - 0.0%
Marine Transportation - 0.0%
Cia Sud Americana DE Vapores SA	306,044	16,525
Passenger Airlines - 0.0%
Latam Airlines Group SA	4,101,215	56,620
TOTAL INDUSTRIALS		73,145

Materials - 0.2%
Chemicals - 0.1%
Sociedad Quimica y Minera de Chile SA Class B	3,149	115,888
Metals & Mining - 0.1%
Antofagasta PLC	7,689	153,051
Lundin Mining Corp	14,425	124,135
		277,186
Paper & Forest Products - 0.0%
Empresas Cmpc SA	24,290	38,123
TOTAL MATERIALS		431,197

Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	420,190	36,863
Enel Chile SA	550,737	31,842
		68,705
TOTAL CHILE		999,870
CHINA - 6.7%
Communication Services - 1.6%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (c)(d)	1,042,000	150,263
Entertainment - 0.2%
iQIYI Inc Class A ADR (b)	10,536	21,177
Kingsoft Corp Ltd	20,800	90,119
Netease Inc	38,805	690,723
Tencent Music Entertainment Group Class A ADR	14,764	167,571
		969,590
Interactive Media & Services - 1.4%
Autohome Inc Class A ADR	1,503	39,003
Baidu Inc A Shares (b)	50,840	536,190
Bilibili Inc Z Shares (b)	6,202	112,246
Kanzhun Ltd ADR	7,390	101,982
Kuaishou Technology B Shares (b)(c)(d)	62,500	332,753
Tencent Holdings Ltd	139,500	7,445,509
		8,567,683
TOTAL COMMUNICATION SERVICES		9,687,536

Consumer Discretionary - 2.3%
Automobile Components - 0.0%
Fuyao Glass Industry Group Co Ltd H Shares (c)(d)	13,600	97,973
Automobiles - 0.3%
Brilliance China Automotive Holdings Ltd	60,000	29,510
BYD Co Ltd H Shares	22,293	758,255
Geely Automobile Holdings Ltd	112,000	213,714
Great Wall Motor Co Ltd H Shares (e)	51,500	90,578
Li Auto Inc A Shares (b)	28,360	338,749
XPeng Inc A Shares (b)	29,194	171,836
Yadea Group Holdings Ltd (c)(d)	25,130	41,869
		1,644,511
Broadline Retail - 1.3%
Alibaba Group Holding Ltd	362,156	3,832,827
JD.com Inc A Shares	63,754	1,106,974
PDD Holdings Inc Class A ADR (b)	16,096	1,561,151
Prosus NV Class N	31,045	1,233,258
Vipshop Holdings Ltd Class A ADR	8,218	110,696
		7,844,906
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group Inc	28,410	181,200
TAL Education Group Class A ADR (b)	10,023	100,430
		281,630
Hotels, Restaurants & Leisure - 0.6%
H World Group Ltd	37,700	124,690
Haidilao International Holding Ltd (c)(d)	33,000	67,558
Meituan B Shares (b)(c)(d)	122,830	2,388,230
Tongcheng Travel Holdings Ltd (c)	26,000	60,927
Trip.com Group Ltd (b)	12,310	847,178
		3,488,583
Household Durables - 0.0%
Haier Smart Home Co Ltd H Shares	51,600	180,299
Specialty Retail - 0.0%
Chow Tai Fook Jewellery Group Ltd	49,800	43,153
Pop Mart International Group Ltd (c)(d)	13,800	159,293
Topsports International Holdings Ltd (c)(d)	62,000	23,788
		226,234
Textiles, Apparel & Luxury Goods - 0.1%
ANTA Sports Products Ltd	26,600	266,628
Li Ning Co Ltd	51,500	109,145
Shenzhou International Group Holdings Ltd	17,800	142,095
		517,868
TOTAL CONSUMER DISCRETIONARY		14,282,004

Consumer Staples - 0.2%
Beverages - 0.1%
China Resources Beer Holdings Co Ltd	34,500	112,304
Nongfu Spring Co Ltd H Shares (c)(d)(e)	40,200	175,725
Tsingtao Brewery Co Ltd H Shares	14,000	102,386
		390,415
Consumer Staples Distribution & Retail - 0.0%
Alibaba Health Information Technology Ltd (b)(e)	130,000	55,571
JD Health International Inc (b)(c)(d)	23,450	84,843
		140,414
Food Products - 0.1%
China Feihe Ltd (c)(d)	86,000	60,348
China Mengniu Dairy Co Ltd	67,000	151,484
Tingyi Cayman Islands Holding Corp	42,000	54,726
Want Want China Holdings Ltd	93,000	54,603
Wilmar International Ltd	58,800	133,475
		454,636
Personal Care Products - 0.0%
Giant Biogene Holding Co ltd (c)(d)	10,000	64,249
Hengan International Group Co Ltd	14,500	41,913
		106,162
Tobacco - 0.0%
Smoore International Holdings Ltd (c)(d)	41,000	70,210
TOTAL CONSUMER STAPLES		1,161,837

Energy - 0.2%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	40,000	36,257
Oil, Gas & Consumable Fuels - 0.2%
China Coal Energy Co Ltd H Shares	47,000	56,218
China Petroleum & Chemical Corp H Shares	542,000	310,546
China Shenhua Energy Co Ltd H Shares	75,500	326,627
PetroChina Co Ltd H Shares	470,000	369,748
Yankuang Energy Group Co Ltd H Shares	71,800	82,740
		1,145,879
TOTAL ENERGY		1,182,136

Financials - 1.3%
Banks - 1.0%
Agricultural Bank of China Ltd H Shares	686,000	391,286
Bank of China Ltd H Shares	1,865,000	953,313
Bank of Communications Co Ltd H Shares	476,000	391,628
BOC Hong Kong Holdings Ltd	80,000	256,996
China CITIC Bank Corp Ltd H Shares	203,000	140,358
China Construction Bank Corp H Shares	2,198,000	1,820,989
China Merchants Bank Co Ltd H Shares	74,000	381,117
China Minsheng Banking Corp Ltd H Shares	145,300	64,356
Industrial & Commercial Bank of China Ltd H Shares	1,645,000	1,103,494
Postal Savings Bank of China Co Ltd H Shares (c)(d)	173,000	102,018
		5,605,555
Capital Markets - 0.0%
China Galaxy Securities Co Ltd H Shares	77,000	70,292
China International Capital Corp Ltd H Shares (c)(d)	33,200	54,801
CITIC Securities Co Ltd H Shares	31,175	85,698
Huatai Securities Co Ltd H Shares (c)(d)	35,400	59,800
		270,591
Consumer Finance - 0.0%
Qifu Technology Inc Class A ADR	2,561	98,291
Financial Services - 0.0%
Far East Horizon Ltd	35,000	25,552
Insurance - 0.3%
China Life Insurance Co Ltd H Shares	166,000	313,762
China Pacific Insurance Group Co Ltd H Shares	57,800	187,540
New China Life Insurance Co Ltd H Shares	19,300	58,646
People's Insurance Co Group of China Ltd/The H Shares	194,000	96,667
PICC Property & Casualty Co Ltd H Shares	154,000	243,096
Ping An Insurance Group Co of China Ltd H Shares	141,000	827,579
		1,727,290
TOTAL FINANCIALS		7,727,279

Health Care - 0.2%
Biotechnology - 0.2%
Akeso Inc (b)(c)(d)	14,000	109,417
Beigene Ltd H Shares (b)	17,954	255,985
Innovent Biologics Inc (b)(c)(d)	30,000	141,374
		506,776
Health Care Equipment & Supplies - 0.0%
Shandong Weigao Group Medical Polymer Co Ltd H Shares	56,000	33,167
Health Care Providers & Services - 0.0%
Hygeia Healthcare Holdings Co Ltd (b)(c)(d)	7,200	13,219
Sinopharm Group Co Ltd H Shares	29,600	81,178
		94,397
Life Sciences Tools & Services - 0.0%
Genscript Biotech Corp (b)	24,000	30,407
Wuxi Apptec Co Ltd H Shares (c)(d)	8,052	58,576
Wuxi Biologics Cayman Inc (b)(c)(d)	79,500	179,745
		268,728
Pharmaceuticals - 0.0%
CSPC Pharmaceutical Group Ltd	184,400	113,489
Hansoh Pharmaceutical Group Co Ltd (c)(d)	24,000	53,398
		166,887
TOTAL HEALTH CARE		1,069,955

Industrials - 0.2%
Air Freight & Logistics - 0.0%
JD Logistics Inc (b)(c)(d)	42,100	69,384
Building Products - 0.0%
Xinyi Glass Holdings Ltd	51,325	52,140
Commercial Services & Supplies - 0.0%
China Everbright Environment Group Ltd	80,000	39,863
Construction & Engineering - 0.0%
China Railway Group Ltd H Shares	92,000	46,908
China State Construction International Holdings Ltd	40,000	63,142
		110,050
Ground Transportation - 0.0%
Full Truck Alliance Co Ltd ADR	16,516	178,703
Industrial Conglomerates - 0.0%
CITIC Ltd	176,000	208,708
Machinery - 0.2%
Airtac International Group	3,092	79,391
CRRC Corp Ltd H Shares	98,000	63,216
Weichai Power Co Ltd H Shares	43,000	65,774
Yangzijiang Shipbuildling (Holdings) Ltd	59,900	131,147
Zhuzhou CRRC Times Electric Co Ltd H Shares	10,500	44,343
		383,871
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd H Shares	72,000	118,661
SITC International Holdings Co Ltd	28,000	74,627
		193,288
Transportation Infrastructure - 0.0%
China Merchants Port Holdings Co Ltd	26,353	46,960
TOTAL INDUSTRIALS		1,282,967

Information Technology - 0.4%
Communications Equipment - 0.0%
BYD Electronic International Co Ltd	16,500	89,334
ZTE Corp H Shares	16,600	52,044
		141,378
Electronic Equipment, Instruments & Components - 0.0%
Aac Technologies Holdings Inc	15,500	74,839
Kingboard Holdings Ltd	13,500	32,470
Sunny Optical Technology Group Co Ltd	15,800	140,064
		247,373
IT Services - 0.0%
Chinasoft International Ltd	54,000	36,085
Semiconductors & Semiconductor Equipment - 0.0%
Daqo New Energy Corp ADR (b)(e)	1,002	19,479
GCL Technology Holdings Ltd (b)	452,000	62,853
Silergy Corp	8,000	98,159
Xinyi Solar Holdings Ltd	101,236	40,929
		221,420
Software - 0.0%
Kingdee International Software Group Co Ltd (b)	65,000	71,389
Technology Hardware, Storage & Peripherals - 0.4%
Lenovo Group Ltd	148,000	192,083
Xiaomi Corp B Shares (b)(c)(d)	318,200	1,395,566
		1,587,649
TOTAL INFORMATION TECHNOLOGY		2,305,294

Materials - 0.1%
Chemicals - 0.0%
Ganfeng Lithium Group Co Ltd H Shares (c)(d)	9,080	23,499
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd H Shares	26,000	66,551
China National Building Material Co Ltd H Shares	104,000	47,403
		113,954
Metals & Mining - 0.1%
Aluminum Corp of China Ltd H Shares	88,000	50,874
China Hongqiao Group Ltd	51,000	77,222
CMOC Group Ltd H Shares	81,000	54,753
Zhaojin Mining Industry Co Ltd H Shares	33,000	46,568
Zijin Mining Group Co Ltd H Shares	134,000	243,962
		473,379
TOTAL MATERIALS		610,832

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
China Overseas Land & Investment Ltd	83,000	132,515
China Resources Land Ltd	63,500	184,368
China Resources Mixc Lifestyle Services Ltd (c)(d)	13,245	49,285
Country Garden Services Holdings Co Ltd	48,000	34,115
ESR Group Ltd (c)(d)	48,600	74,715
KE Holdings Inc ADR	15,949	293,781
Longfor Group Holdings Ltd (c)(d)	42,386	54,574
Wharf Holdings Ltd/The	21,000	59,080
		882,433
Utilities - 0.1%
Gas Utilities - 0.0%
China Gas Holdings Ltd	58,400	50,905
China Resources Gas Group Ltd	20,100	79,581
ENN Energy Holdings Ltd	16,600	117,956
Kunlun Energy Co Ltd	80,000	86,524
		334,966
Independent Power and Renewable Electricity Producers - 0.1%
CGN Power Co Ltd H Shares (c)(d)	245,000	89,904
China Longyuan Power Group Corp Ltd H Shares	74,000	61,360
China Power International Development Ltd	101,000	41,223
China Resources Power Holdings Co Ltd	40,000	97,236
Huaneng Power International Inc H Shares	90,000	49,597
		339,320
TOTAL UTILITIES		674,286

TOTAL CHINA		40,866,559
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bancolombia SA	6,012	51,311
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	10,197	38,653
TOTAL COLOMBIA		89,964
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd Class A (b)	15,935	189,120
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	1,676	58,455
Moneta Money Bank AS (c)(d)	5,645	28,726
		87,181
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS	3,613	142,127
TOTAL CZECH REPUBLIC		229,308
DENMARK - 1.6%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Pandora A/S	1,843	337,153
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	2,083	200,057
Financials - 0.1%
Banks - 0.1%
Danske Bank A/S	15,193	429,883
Insurance - 0.0%
Tryg A/S	7,572	159,345
TOTAL FINANCIALS		589,228

Health Care - 1.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (b)	1,062	146,206
Genmab A/S (b)	1,473	307,625
		453,831
Health Care Equipment & Supplies - 0.0%
Coloplast AS Series B	2,762	302,611
Demant A/S (b)	2,081	76,369
		378,980
Pharmaceuticals - 1.0%
Novo Nordisk A/S Series B	70,272	6,063,197
TOTAL HEALTH CARE		6,896,008

Industrials - 0.2%
Air Freight & Logistics - 0.1%
DSV A/S	3,819	811,097
Electrical Equipment - 0.1%
Vestas Wind Systems A/S (b)	22,494	308,548
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series B	98	163,048
Transportation Infrastructure - 0.0%
Svitzer Group A/S	320	9,966
TOTAL INDUSTRIALS		1,292,659

Materials - 0.1%
Chemicals - 0.1%
Novonesis (Novozymes) B Series B	7,842	444,103
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(c)(d)	4,226	190,308
TOTAL DENMARK		9,949,516
EGYPT - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
Eastern Co SAE	31,244	18,129
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	55,890	86,298
Capital Markets - 0.0%
EFG Holding S.A.E. (b)	29,412	11,975
TOTAL FINANCIALS		98,273

Materials - 0.0%
Chemicals - 0.0%
Abou Kir Fertilizers & Chemical Industries	6,862	6,602
Misr Fertilizers Production Co SAE	7,090	5,187
		11,789
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	22,424	24,700
TOTAL EGYPT		152,891
FINLAND - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	3,388	146,695
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	6,094	114,761
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	9,576	121,186
Financials - 0.3%
Banks - 0.2%
Nordea Bank Abp (Sweden)	78,184	850,115
Insurance - 0.1%
Sampo Oyj A Shares	11,602	473,266
TOTAL FINANCIALS		1,323,381

Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	2,388	105,821
Industrials - 0.1%
Machinery - 0.1%
Kone Oyj B Shares	8,891	432,859
Metso Oyj	15,700	146,040
Valmet Oyj (e)	3,205	77,453
Wartsila OYJ Abp	10,809	191,572
		847,924
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	118,269	523,153
Materials - 0.1%
Containers & Packaging - 0.0%
Huhtamaki Oyj	2,163	76,582
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	13,660	137,474
UPM-Kymmene Oyj	11,885	326,833
		464,307
TOTAL MATERIALS		540,889

Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	9,809	137,321
TOTAL FINLAND		3,861,131
FRANCE - 5.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Orange SA	40,915	408,243
Entertainment - 0.0%
Vivendi SE	13,752	36,652
Media - 0.1%
Canal+ SADIR	13,752	34,949
Louis Hachette Group	13,752	21,510
Publicis Groupe SA	5,190	553,734
		610,193
TOTAL COMMUNICATION SERVICES		1,055,088

Consumer Discretionary - 1.1%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	15,927	524,085
Automobiles - 0.0%
Renault SA	4,177	203,573
Hotels, Restaurants & Leisure - 0.0%
Accor SA	4,062	197,566
Sodexo SA	1,810	149,147
		346,713
Textiles, Apparel & Luxury Goods - 1.0%
Hermes International SCA	753	1,811,149
Kering SA	1,568	387,289
LVMH Moet Hennessy Louis Vuitton SE	5,686	3,740,213
		5,938,651
TOTAL CONSUMER DISCRETIONARY		7,013,022

Consumer Staples - 0.6%
Beverages - 0.1%
Pernod Ricard SA	4,387	495,326
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	11,030	156,988
Food Products - 0.2%
Danone SA	14,094	952,469
Personal Care Products - 0.3%
L'Oreal SA	5,124	1,813,912
TOTAL CONSUMER STAPLES		3,418,695

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
TotalEnergies SE	49,707	2,747,968
Financials - 0.6%
Banks - 0.4%
BNP Paribas SA	22,436	1,377,500
Credit Agricole SA	22,285	306,631
Societe Generale SA Series A	16,110	452,135
		2,136,266
Financial Services - 0.0%
Edenred SE	5,565	183,023
Insurance - 0.2%
AXA SA	38,269	1,361,980
TOTAL FINANCIALS		3,681,269

Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
EssilorLuxottica SA	6,421	1,567,021
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	607	118,647
TOTAL HEALTH CARE		1,685,668

Industrials - 1.2%
Aerospace & Defense - 0.7%
Airbus SE	13,773	2,205,485
Safran SA	7,522	1,648,128
Thales SA	2,014	289,252
		4,142,865
Building Products - 0.2%
Cie de Saint-Gobain SA	11,227	997,650
Construction & Engineering - 0.2%
Bouygues SA	4,138	122,529
Eiffage SA	1,597	140,148
Vinci SA	11,412	1,174,941
		1,437,618
Electrical Equipment - 0.1%
Legrand SA	5,829	566,995
Professional Services - 0.0%
Bureau Veritas SA	6,480	196,939
Teleperformance SE	1,274	109,691
		306,630
Transportation Infrastructure - 0.0%
Getlink SE Series A	6,995	111,621
TOTAL INDUSTRIALS		7,563,379

Information Technology - 0.2%
IT Services - 0.1%
Capgemini SE	3,462	565,441
Software - 0.1%
Dassault Systemes SE	14,615	505,736
TOTAL INFORMATION TECHNOLOGY		1,071,177

Materials - 0.4%
Chemicals - 0.4%
Air Liquide SA	12,879	2,093,607
Arkema SA	1,394	106,204
		2,199,811
Real Estate - 0.0%
Retail REITs - 0.0%
Unibail-Rodamco-Westfield unit	2,232	168,130
Utilities - 0.2%
Multi-Utilities - 0.2%
Engie SA	39,114	620,325
Veolia Environnement SA	13,926	390,729
		1,011,054
TOTAL FRANCE		31,615,261
GERMANY - 5.1%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Deutsche Telekom AG	77,765	2,330,080
Interactive Media & Services - 0.0%
Scout24 SE (c)(d)	1,671	147,300
TOTAL COMMUNICATION SERVICES		2,477,380

Consumer Discretionary - 0.5%
Automobile Components - 0.0%
Continental AG	2,406	162,125
Automobiles - 0.3%
Bayerische Motoren Werke AG	6,199	507,149
Mercedes-Benz Group AG	17,160	956,701
		1,463,850
Specialty Retail - 0.0%
Zalando SE (b)(c)(d)	4,868	163,327
Textiles, Apparel & Luxury Goods - 0.2%
adidas AG	3,689	904,872
Puma SE	2,349	108,009
		1,012,881
TOTAL CONSUMER DISCRETIONARY		2,802,183

Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	2,266	174,634
Personal Care Products - 0.0%
Beiersdorf AG	2,156	276,928
TOTAL CONSUMER STAPLES		451,562

Financials - 1.1%
Banks - 0.1%
Commerzbank AG	22,168	361,088
Capital Markets - 0.3%
Deutsche Bank AG	44,438	765,958
Deutsche Boerse AG	4,197	966,805
		1,732,763
Insurance - 0.7%
Allianz SE	8,728	2,682,666
Hannover Rueck SE	1,342	335,573
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,980	1,506,436
		4,524,675
TOTAL FINANCIALS		6,618,526

Health Care - 0.3%
Biotechnology - 0.0%
BioNTech SE ADR (b)	1,959	223,228
Health Care Equipment & Supplies - 0.1%
Carl Zeiss Meditec Ag	794	37,438
Siemens Healthineers AG (c)(d)	6,264	332,215
		369,653
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	4,443	202,293
Fresenius SE & Co KGaA (b)	9,285	322,584
		524,877
Pharmaceuticals - 0.1%
Bayer AG	21,893	437,312
Merck KGaA	2,879	418,960
		856,272
TOTAL HEALTH CARE		1,974,030

Industrials - 1.1%
Aerospace & Defense - 0.2%
MTU Aero Engines AG	1,197	399,252
Rheinmetall AG	970	617,534
		1,016,786
Air Freight & Logistics - 0.1%
Deutsche Post AG	20,576	726,382
Electrical Equipment - 0.1%
Siemens Energy AG (b)	12,637	670,666
Industrial Conglomerates - 0.6%
Siemens AG	16,758	3,267,723
Machinery - 0.1%
Daimler Truck Holding AG	11,549	440,838
Gea Group Ag	3,458	171,290
Knorr-Bremse AG	1,465	106,757
		718,885
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	13,033	83,377
Trading Companies & Distributors - 0.0%
Brenntag SE	2,862	172,117
TOTAL INDUSTRIALS		6,655,936

Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG	29,011	946,970
Software - 0.9%
Nemetschek SE	1,247	120,904
SAP SE	22,735	5,592,225
		5,713,129
TOTAL INFORMATION TECHNOLOGY		6,660,099

Materials - 0.3%
Chemicals - 0.2%
BASF SE	19,868	871,234
Covestro AG	5,037	302,619
Symrise AG	2,942	312,823
		1,486,676
Construction Materials - 0.1%
Heidelberg Materials AG	2,998	370,484
TOTAL MATERIALS		1,857,160

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE	1,668	141,334
Vonovia SE	18,320	556,399
		697,733
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	15,056	450,373
Multi-Utilities - 0.1%
E.ON SE	49,994	582,333
TOTAL UTILITIES		1,032,706

TOTAL GERMANY		31,227,315
GREECE - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	4,043	62,317
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
OPAP SA	4,077	66,304
Specialty Retail - 0.0%
JUMBO SA	2,536	67,144
TOTAL CONSUMER DISCRETIONARY		133,448

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Motor Oil Hellas Corinth Refineries SA	1,425	30,466
Financials - 0.1%
Banks - 0.1%
Alpha Services and Holdings SA	47,556	79,655
Eurobank Ergasias Services and Holdings SA	54,610	125,864
National Bank of Greece SA	16,790	133,223
Piraeus Financial Holdings SA	22,477	89,466
		428,208
Industrials - 0.0%
Construction & Engineering - 0.0%
GEK TERNA SA	1,547	29,613
Industrial Conglomerates - 0.0%
Metlen Energy & Metals SA	2,474	85,901
Marine Transportation - 0.0%
Star Bulk Carriers Corp	2,609	39,005
TOTAL INDUSTRIALS		154,519

Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	4,195	53,622
Independent Power and Renewable Electricity Producers - 0.0%
Terna Energy SA	1,214	25,075
TOTAL UTILITIES		78,697

TOTAL GREECE		887,655
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA depository receipt	2,052	50,299
HONG KONG - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	80,000	98,884
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (c)(d)	174,500	135,032
Financials - 0.7%
Banks - 0.0%
Hang Seng Bank Ltd	15,900	195,611
Capital Markets - 0.2%
Futu Holdings Ltd Class A ADR	1,289	103,107
Hong Kong Exchanges & Clearing Ltd	26,543	993,471
		1,096,578
Insurance - 0.5%
AIA Group Ltd	246,400	1,769,858
Prudential PLC	60,806	482,558
		2,252,416
TOTAL FINANCIALS		3,544,605

Health Care - 0.0%
Pharmaceuticals - 0.0%
Sino Biopharmaceutical Ltd	218,250	89,923
Industrials - 0.1%
Ground Transportation - 0.0%
MTR Corp Ltd	34,471	120,279
Industrial Conglomerates - 0.0%
Jardine Matheson Holdings Ltd (Singapore)	4,603	188,585
Swire Pacific Ltd A Shares	9,000	81,637
		270,222
Machinery - 0.1%
Techtronic Industries Co Ltd	29,000	382,727
Marine Transportation - 0.0%
Orient Overseas International Ltd	3,000	44,459
TOTAL INDUSTRIALS		817,687

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASMPT Ltd	6,800	65,578
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	40,634	166,896
Hang Lung Properties Ltd	39,848	31,964
Henderson Land Development Co Ltd	29,610	89,974
Hongkong Land Holdings Ltd (Singapore)	23,115	102,862
New World Development Co Ltd	31,250	20,762
Sino Land Co Ltd	82,174	83,056
Sun Hung Kai Properties Ltd	33,500	318,764
Swire Properties Ltd	23,000	46,849
Wharf Real Estate Investment Co Ltd	34,000	86,941
		948,068
Retail REITs - 0.0%
Link REIT	59,604	252,102
TOTAL REAL ESTATE		1,200,170

Utilities - 0.1%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd	13,500	100,381
CLP Holdings Ltd	37,000	310,330
Power Assets Holdings Ltd	30,500	212,846
		623,557
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	241,403	193,019
TOTAL UTILITIES		816,576

TOTAL HONG KONG		6,768,455
HUNGARY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	10,419	71,613
Financials - 0.1%
Banks - 0.1%
OTP Bank Nyrt	5,361	292,760
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	3,072	80,438
TOTAL HUNGARY		444,811
INDIA - 4.0%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Bharti Airtel Ltd	59,609	1,105,895
Consumer Discretionary - 0.4%
Automobiles - 0.3%
Bajaj Auto Ltd	1,492	153,392
Mahindra & Mahindra Ltd	19,945	700,813
Maruti Suzuki India Ltd	2,942	373,275
Tata Motors Ltd	40,001	345,948
		1,573,428
Hotels, Restaurants & Leisure - 0.1%
Zomato Ltd (b)	149,493	485,695
Specialty Retail - 0.0%
Trent Ltd	4,038	336,102
Textiles, Apparel & Luxury Goods - 0.0%
Titan Co Ltd	9,305	353,704
TOTAL CONSUMER DISCRETIONARY		2,748,929

Consumer Staples - 0.2%
Beverages - 0.0%
Varun Beverages Ltd	26,780	199,798
Personal Care Products - 0.1%
Hindustan Unilever Ltd	19,903	541,137
Tobacco - 0.1%
ITC Ltd	66,945	378,329
TOTAL CONSUMER STAPLES		1,119,264

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Bharat Petroleum Corp Ltd	43,507	148,673
Coal India Ltd	50,836	228,188
Indian Oil Corp Ltd	85,055	135,570
Oil & Natural Gas Corp Ltd	86,963	243,112
Reliance Industries Ltd	153,829	2,184,718
		2,940,261
Financials - 1.3%
Banks - 1.1%
Axis Bank Ltd	50,998	634,455
HDFC Bank Ltd/Gandhinagar	125,644	2,599,336
ICICI Bank Ltd	116,149	1,736,132
IndusInd Bank Ltd/Gift City	12,842	144,076
Kotak Mahindra Bank Ltd	24,385	508,905
State Bank of India	39,809	369,778
Yes Bank Ltd (b)	418,832	95,872
		6,088,554
Consumer Finance - 0.1%
Bajaj Finance Ltd	6,213	495,333
Shriram Finance Ltd	6,284	212,141
		707,474
Financial Services - 0.1%
Jio Financial Services Ltd (b)	73,601	256,886
Power Finance Corp Ltd	32,346	169,513
REC Ltd	27,373	160,147
		586,546
TOTAL FINANCIALS		7,382,574

Health Care - 0.1%
Pharmaceuticals - 0.1%
Sun Pharmaceutical Industries Ltd	23,540	518,858
Industrials - 0.3%
Aerospace & Defense - 0.1%
Bharat Electronics Ltd	79,725	273,090
Hindustan Aeronautics Ltd (c)	4,169	203,543
		476,633
Construction & Engineering - 0.2%
Larsen & Toubro Ltd	15,017	633,035
Electrical Equipment - 0.0%
Suzlon Energy Ltd (b)	239,516	174,134
Passenger Airlines - 0.0%
InterGlobe Aviation Ltd (b)(c)(d)	4,207	223,877
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	6,349	187,592
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd	16,352	235,225
TOTAL INDUSTRIALS		1,930,496

Information Technology - 0.6%
IT Services - 0.6%
HCL Technologies Ltd	23,599	528,721
Infosys Ltd	80,519	1,764,477
LTIMindtree Ltd (c)(d)	2,058	134,325
Tata Consultancy Services Ltd	22,586	1,080,668
Wipro Ltd	62,972	222,105
		3,730,296
Materials - 0.2%
Chemicals - 0.0%
Asian Paints Ltd	10,039	267,610
Construction Materials - 0.1%
UltraTech Cement Ltd	2,575	343,799
Metals & Mining - 0.1%
Hindalco Industries Ltd	32,559	229,199
Tata Steel Ltd	161,373	260,308
Vedanta Ltd	37,444	194,458
		683,965
TOTAL MATERIALS		1,295,374

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
DLF Ltd	14,371	138,519
Utilities - 0.2%
Electric Utilities - 0.1%
Power Grid Corp of India Ltd	101,581	366,412
Tata Power Co Ltd/The	37,708	172,895
		539,307
Gas Utilities - 0.0%
GAIL India Ltd	59,566	132,924
Independent Power and Renewable Electricity Producers - 0.1%
Adani Green Energy Ltd (b)	8,172	99,374
Adani Power Ltd (b)	19,864	122,889
NTPC Ltd	105,786	412,049
		634,312
TOTAL UTILITIES		1,306,543

TOTAL INDIA		24,217,009
INDONESIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sarana Menara Nusantara Tbk PT	469,100	19,077
Telkom Indonesia Persero Tbk PT	1,059,100	177,279
		196,356
Wireless Telecommunication Services - 0.0%
Indosat Tbk PT	183,600	28,221
TOTAL COMMUNICATION SERVICES		224,577

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
GoTo Gojek Tokopedia Tbk PT Class A (b)	22,955,800	99,089
Mitra Adiperkasa Tbk PT	190,600	16,635
		115,724
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	366,900	64,708
Food Products - 0.0%
Charoen Pokphand Indonesia Tbk PT	162,100	47,749
Indofood CBP Sukses Makmur Tbk PT	49,500	34,844
Indofood Sukses Makmur Tbk PT	99,500	47,585
		130,178
TOTAL CONSUMER STAPLES		194,886

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Alamtri Resources Indonesia Tbk PT	311,600	46,923
Bumi Resources Tbk PT (b)	3,705,700	27,105
United Tractors Tbk PT	33,400	55,516
		129,544
Financials - 0.4%
Banks - 0.4%
Bank Central Asia Tbk PT	1,153,600	691,460
Bank Mandiri Persero Tbk PT	998,100	351,335
Bank Negara Indonesia Persero Tbk PT	332,100	89,377
Bank Rakyat Indonesia Persero Tbk PT	1,587,251	400,699
		1,532,871
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Mitra Keluarga Karyasehat Tbk PT (c)	119,100	18,748
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	426,300	35,878
TOTAL HEALTH CARE		54,626

Industrials - 0.0%
Industrial Conglomerates - 0.0%
Astra International Tbk PT	454,400	138,131
Materials - 0.0%
Chemicals - 0.0%
Barito Pacific Tbk PT	584,388	33,232
Construction Materials - 0.0%
Semen Indonesia Persero Tbk PT	75,491	15,408
Metals & Mining - 0.0%
Aneka Tambang Tbk	179,700	16,978
Bumi Resources Minerals Tbk PT (b)	1,802,100	38,725
Merdeka Copper Gold Tbk PT (b)	296,888	29,738
		85,441
Paper & Forest Products - 0.0%
Indah Kiat Pulp & Paper Tbk PT	54,800	23,093
TOTAL MATERIALS		157,174

Utilities - 0.0%
Gas Utilities - 0.0%
Perusahaan Gas Negara Tbk PT Class B	223,300	22,016
TOTAL INDONESIA		2,569,549
IRELAND - 0.2%
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	3,370	325,518
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	36,718	202,723
Bank of Ireland Group PLC	22,502	205,256
		407,979
Industrials - 0.1%
Building Products - 0.0%
Kingspan Group PLC	3,414	249,139
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	4,238	405,577
TOTAL INDUSTRIALS		654,716

TOTAL IRELAND		1,388,213
ISRAEL - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Bezeq The Israeli Telecommunication Corp Ltd	44,909	64,112
Media - 0.0%
Perion Network Ltd (b)	949	8,038
TOTAL COMMUNICATION SERVICES		72,150

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (b)	2,231	121,656
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Shufersal Ltd	4,516	47,142
Food Products - 0.0%
Strauss Group Ltd	1,226	23,255
TOTAL CONSUMER STAPLES		70,397

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Delek Group Ltd	213	27,829
Financials - 0.3%
Banks - 0.3%
Bank Hapoalim BM	29,751	360,236
Bank Leumi Le-Israel BM	33,798	403,010
First International Bank of Israel Ltd	1,151	56,798
Israel Discount Bank Ltd Class A	27,613	189,277
Mizrahi Tefahot Bank Ltd	3,428	148,605
		1,157,926
Capital Markets - 0.0%
Plus500 Ltd	1,588	53,836
Consumer Finance - 0.0%
Isracard Ltd	4,566	20,333
Insurance - 0.0%
Clal Insurance Enterprises Holdings Ltd	1,414	33,332
Harel Insurance Investments & Financial Services Ltd	2,393	33,168
Phoenix Financial Ltd	3,876	56,699
		123,199
TOTAL FINANCIALS		1,355,294

Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	25,253	556,576
Industrials - 0.0%
Aerospace & Defense - 0.0%
Elbit Systems Ltd	555	145,487
Construction & Engineering - 0.0%
Electra Ltd/Israel	46	25,946
Machinery - 0.0%
Kornit Digital Ltd (b)(e)	1,037	32,095
Marine Transportation - 0.0%
ZIM Integrated Shipping Services Ltd	2,068	44,400
TOTAL INDUSTRIALS		247,928

Information Technology - 0.2%
IT Services - 0.0%
Wix.com Ltd (b)	1,239	265,827
Semiconductors & Semiconductor Equipment - 0.0%
Camtek Ltd/Israel (Israel)	594	48,689
Nova Ltd (Israel) (b)	648	128,174
Tower Semiconductor Ltd (b)	2,451	127,354
		304,217
Software - 0.2%
Check Point Software Technologies Ltd (b)(e)	1,962	366,306
JFrog Ltd (b)	2,042	60,055
Nice Ltd (b)	1,400	239,219
Sapiens International Corp NV (Israel)	685	18,588
		684,168
TOTAL INFORMATION TECHNOLOGY		1,254,212

Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	15,975	79,095
Israel Corp Ltd Class A1	101	26,529
		105,624
Real Estate - 0.1%
Diversified REITs - 0.0%
Reit 1 Ltd	4,219	22,270
Real Estate Management & Development - 0.1%
Airport City Ltd (b)	1,368	22,031
Alony Hetz Properties & Investments Ltd	3,775	31,567
Amot Investments Ltd	5,038	28,602
Azrieli Group Ltd	811	67,124
Big Shopping Centers Ltd (b)	365	54,246
Melisron Ltd	568	50,621
Mivne Real Estate Kd Ltd	12,782	38,288
		292,479
TOTAL REAL ESTATE		314,749

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enlight Renewable Energy Ltd (b)	2,644	45,855
TOTAL ISRAEL		4,172,270
ITALY - 1.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (c)(d)	8,055	81,895
Telecom Italia SpA/Milano (b)	204,631	52,271
Telecom Italia SpA/Milano (b)	17,775	5,330
		139,496
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Ferrari NV (Italy)	2,463	1,052,156
Textiles, Apparel & Luxury Goods - 0.0%
Brunello Cucinelli SpA	758	82,757
Moncler SpA	5,080	268,263
Prada Spa	11,400	88,289
		439,309
TOTAL CONSUMER DISCRETIONARY		1,491,465

Consumer Staples - 0.0%
Beverages - 0.0%
Davide Campari-Milano NV	12,713	79,563
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA	48,321	660,951
Financials - 0.9%
Banks - 0.7%
Banca Popolare di Sondrio SPA	10,074	84,942
Banco BPM SpA	33,661	272,387
BPER Banca SPA	23,652	150,283
FinecoBank Banca Fineco SpA	13,577	236,130
Intesa Sanpaolo SpA	358,587	1,438,227
Mediobanca Banca di Credito Finanziario SpA	13,168	191,984
UniCredit SpA	36,482	1,461,045
		3,834,998
Capital Markets - 0.0%
Azimut Holding SpA	2,330	57,901
Financial Services - 0.0%
Nexi SpA (b)(c)(d)	18,350	101,882
Insurance - 0.2%
Generali	24,136	681,785
Poste Italiane Spa (c)(d)	10,238	144,441
Unipol Gruppo SpA	10,124	126,157
		952,383
TOTAL FINANCIALS		4,947,164

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Amplifon SpA	2,056	52,923
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	2,248	117,827
TOTAL HEALTH CARE		170,750

Industrials - 0.2%
Aerospace & Defense - 0.0%
Leonardo SpA	9,036	242,703
Electrical Equipment - 0.2%
Prysmian SpA	6,571	419,693
Machinery - 0.0%
Interpump Group SpA	1,853	81,883
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR (e)	6,071	264,635
TOTAL INDUSTRIALS		1,008,914

Information Technology - 0.0%
IT Services - 0.0%
Reply SpA	501	79,609
Materials - 0.0%
Construction Materials - 0.0%
Buzzi SpA	1,901	70,062
Utilities - 0.3%
Electric Utilities - 0.3%
Enel SpA	172,245	1,229,171
Terna - Rete Elettrica Nazionale	31,374	247,641
		1,476,812
Gas Utilities - 0.0%
Italgas SpA	10,901	61,089
Snam SpA	45,698	202,568
		263,657
Multi-Utilities - 0.0%
A2A SpA	35,367	78,582
Hera SpA	17,505	62,230
		140,812
TOTAL UTILITIES		1,881,281

TOTAL ITALY		10,529,255
JAPAN - 16.8%
Communication Services - 1.1%
Diversified Telecommunication Services - 0.1%
Internet Initiative Japan Inc	3,000	56,923
Nippon Telegraph & Telephone Corp	666,900	666,142
		723,065
Entertainment - 0.4%
Capcom Co Ltd	7,500	165,592
Konami Group Corp	2,300	215,212
Nexon Co Ltd	9,200	136,853
Nintendo Co Ltd	26,100	1,520,111
Square Enix Holdings Co Ltd	2,000	78,134
Toho Co Ltd/Tokyo	2,800	109,422
		2,225,324
Interactive Media & Services - 0.0%
Kakaku.com Inc	2,800	43,064
LY Corp	59,800	158,117
		201,181
Media - 0.0%
CyberAgent Inc	9,100	62,622
Dentsu Group Inc	4,900	117,750
Hakuhodo DY Holdings Inc	6,500	49,510
Kadokawa Corp	2,900	57,947
		287,829
Wireless Telecommunication Services - 0.6%
KDDI Corp	31,800	1,012,849
SoftBank Corp	626,100	790,350
SoftBank Group Corp	23,300	1,331,497
		3,134,696
TOTAL COMMUNICATION SERVICES		6,572,095

Consumer Discretionary - 3.2%
Automobile Components - 0.3%
Aisin Corp	14,200	160,415
Bridgestone Corp	13,100	440,332
Denso Corp	47,100	649,369
JTEKT Corp	5,900	43,708
Koito Manufacturing Co Ltd	5,400	68,914
NHK Spring Co Ltd	4,600	58,470
Nifco Inc/Japan	2,000	48,670
Niterra Co Ltd	3,700	119,457
Stanley Electric Co Ltd	3,200	52,959
Sumitomo Electric Industries Ltd	17,700	316,431
Sumitomo Rubber Industries Ltd	4,100	46,473
Toyo Tire Corp	2,700	41,964
Yokohama Rubber Co Ltd/The	3,100	66,336
		2,113,498
Automobiles - 1.3%
Honda Motor Co Ltd (e)	108,300	1,031,104
Isuzu Motors Ltd	13,200	179,565
Mazda Motor Corp	13,400	91,369
Mitsubishi Motors Corp	15,700	52,465
Nissan Motor Co Ltd	50,600	153,462
Subaru Corp	13,400	238,095
Suzuki Motor Corp	43,800	490,750
Toyota Motor Corp	274,600	5,361,632
Yamaha Motor Co Ltd	23,400	206,170
		7,804,612
Broadline Retail - 0.2%
Isetan Mitsukoshi Holdings Ltd	8,300	142,508
J Front Retailing Co Ltd	6,000	79,928
Pan Pacific International Holdings Corp	11,900	326,419
Rakuten Group Inc (b)	33,000	177,787
Ryohin Keikaku Co Ltd	6,200	141,161
Takashimaya Co Ltd	7,400	58,845
		926,648
Hotels, Restaurants & Leisure - 0.1%
Food & Life Cos Ltd	2,600	55,256
McDonald's Holdings Co Japan Ltd (e)	1,900	74,747
Oriental Land Co Ltd/Japan	27,200	586,328
Skylark Holdings Co Ltd	5,100	79,411
Zensho Holdings Co Ltd	2,000	113,941
		909,683
Household Durables - 0.7%
Casio Computer Co Ltd	4,800	39,874
Haseko Corp	4,700	60,408
Iida Group Holdings Co Ltd	3,900	59,004
Nikon Corp	7,400	76,235
Open House Group Co Ltd	1,500	50,802
Panasonic Holdings Corp	51,400	525,340
Rinnai Corp	2,600	53,852
Sekisui House Ltd	14,800	352,893
Sharp Corp/Japan (b)	6,100	37,807
Sony Group Corp	139,200	2,933,718
Sumitomo Forestry Co Ltd	4,600	154,771
		4,344,704
Leisure Products - 0.1%
Bandai Namco Holdings Inc	14,700	350,525
Sega Sammy Holdings Inc	3,400	66,468
Shimano Inc	1,800	242,132
Yamaha Corp	11,100	78,955
		738,080
Specialty Retail - 0.4%
Fast Retailing Co Ltd	4,600	1,551,772
Nitori Holdings Co Ltd	1,900	225,136
Sanrio Co Ltd	4,600	161,963
Shimamura Co Ltd	1,100	61,619
USS Co Ltd	9,700	84,889
Yamada Holdings Co Ltd	13,100	37,723
ZOZO Inc	3,000	92,394
		2,215,496
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp (e)	16,900	334,036
Goldwin Inc	900	50,592
		384,628
TOTAL CONSUMER DISCRETIONARY		19,437,349

Consumer Staples - 1.0%
Beverages - 0.1%
Asahi Group Holdings Ltd	33,900	355,634
Coca-Cola Bottlers Japan Holdings Inc	3,400	53,957
Ito En Ltd	1,400	31,489
Kirin Holdings Co Ltd (e)	18,200	236,311
Sapporo Holdings Ltd	1,800	94,837
Suntory Beverage & Food Ltd	2,800	89,208
		861,436
Consumer Staples Distribution & Retail - 0.3%
Aeon Co Ltd	19,400	454,026
Cosmos Pharmaceutical Corp	1,100	46,819
Kobe Bussan Co Ltd	3,300	72,147
MatsukiyoCocokara & Co	8,800	128,914
Seven & i Holdings Co Ltd	53,400	837,186
Sugi Holdings Co Ltd	2,600	40,773
Sundrug Co Ltd	1,500	38,362
Tsuruha Holdings Inc	800	44,361
Welcia Holdings Co Ltd	2,300	30,017
		1,692,605
Food Products - 0.3%
Ajinomoto Co Inc	10,700	435,607
Calbee Inc	2,300	46,045
Ezaki Glico Co Ltd	1,300	38,782
House Foods Group Inc	1,700	31,289
Kagome Co Ltd	1,800	34,022
Kewpie Corp	2,600	55,422
Kikkoman Corp	21,600	239,850
MEIJI Holdings Co Ltd	6,000	121,453
NH Foods Ltd	2,290	74,110
Nichirei Corp	3,000	79,551
Nisshin Seifun Group Inc	5,900	68,764
Nissin Foods Holdings Co Ltd	5,400	131,203
Toyo Suisan Kaisha Ltd	2,300	157,285
Yakult Honsha Co Ltd	6,800	129,090
Yamazaki Baking Co Ltd	3,600	67,346
		1,709,819
Household Products - 0.1%
Lion Corp (e)	6,300	70,569
Unicharm Corp	28,800	238,406
		308,975
Personal Care Products - 0.1%
Kao Corp	10,400	420,801
Kobayashi Pharmaceutical Co Ltd (e)	1,200	47,513
Kose Corp	800	36,501
Rohto Pharmaceutical Co Ltd	4,900	89,610
Shiseido Co Ltd	8,900	157,380
		751,805
Tobacco - 0.1%
Japan Tobacco Inc (e)	24,500	628,495
TOTAL CONSUMER STAPLES		5,953,135

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cosmo Energy Holdings Co Ltd	1,600	70,459
ENEOS Holdings Inc	67,600	354,640
Idemitsu Kosan Co Ltd	22,035	145,145
Inpex Corp	21,600	271,760
Iwatani Corp	4,800	54,881
		896,885
Financials - 2.4%
Banks - 1.4%
Aozora Bank Ltd	2,900	45,648
Chiba Bank Ltd/The	16,000	123,325
Concordia Financial Group Ltd	26,000	142,987
Fukuoka Financial Group Inc	4,300	107,049
Hachijuni Bank Ltd/The	10,800	69,497
Japan Post Bank Co Ltd	30,700	291,596
Kyoto Financial Group Inc	6,800	100,264
Kyushu Financial Group Inc	9,500	43,882
Mebuki Financial Group Inc	22,800	93,072
Mitsubishi UFJ Financial Group Inc	275,000	3,210,544
Mizuho Financial Group Inc	56,630	1,382,482
Resona Holdings Inc	51,800	373,415
Shizuoka Financial Group Inc	11,100	90,022
Sumitomo Mitsui Financial Group Inc	88,100	2,114,422
Sumitomo Mitsui Trust Group Inc	16,100	376,088
Yamaguchi Financial Group Inc	4,700	49,003
		8,613,296
Capital Markets - 0.2%
Daiwa Securities Group Inc	30,800	203,241
Japan Exchange Group Inc	23,300	258,523
Nihon M&A Center Holdings Inc	6,300	26,474
Nomura Holdings Inc	65,600	380,601
SBI Holdings Inc	6,000	151,845
		1,020,684
Consumer Finance - 0.0%
Credit Saison Co Ltd	3,600	83,831
Marui Group Co Ltd	4,099	65,386
		149,217
Financial Services - 0.1%
GMO Payment Gateway Inc	1,000	50,659
Mitsubishi HC Capital Inc	21,700	143,706
ORIX Corp	25,700	552,136
Tokyo Century Corp	4,100	41,770
Zenkoku Hosho Co Ltd	1,200	42,282
		830,553
Insurance - 0.7%
Dai-ichi Life Holdings Inc	21,200	564,903
Japan Post Holdings Co Ltd	42,900	404,021
Japan Post Insurance Co Ltd	4,200	77,596
Ms&Ad Insurance Group Holdings Inc	29,400	634,967
Sompo Holdings Inc	22,100	572,617
T&D Holdings Inc	12,100	221,475
Tokio Marine Holdings Inc	44,100	1,582,667
		4,058,246
TOTAL FINANCIALS		14,671,996

Health Care - 1.2%
Health Care Equipment & Supplies - 0.4%
Asahi Intecc Co Ltd	5,300	86,770
Hoya Corp	7,800	968,029
Nihon Kohden Corp	3,800	52,068
Olympus Corp	26,200	391,173
Sysmex Corp	10,700	196,181
Terumo Corp	33,240	641,723
		2,335,944
Health Care Providers & Services - 0.0%
Alfresa Holdings Corp	4,200	57,764
Medipal Holdings Corp	4,600	69,594
Suzuken Co Ltd/Aichi Japan	1,500	45,158
		172,516
Health Care Technology - 0.0%
M3 Inc	9,400	81,450
Pharmaceuticals - 0.8%
Astellas Pharma Inc	40,400	392,313
Chugai Pharmaceutical Co Ltd	14,200	625,952
Daiichi Sankyo Co Ltd	43,400	1,187,565
Eisai Co Ltd	6,600	179,715
Hisamitsu Pharmaceutical Co Inc	1,600	41,539
Kyowa Kirin Co Ltd	5,600	84,213
Nippon Shinyaku Co Ltd	1,400	35,493
Ono Pharmaceutical Co Ltd	10,500	109,321
Otsuka Holdings Co Ltd	11,800	641,919
Santen Pharmaceutical Co Ltd	8,000	82,291
Shionogi & Co Ltd	18,100	253,856
Takeda Pharmaceutical Co Ltd	35,538	940,773
Tsumura & CO	1,500	44,882
		4,619,832
TOTAL HEALTH CARE		7,209,742

Industrials - 4.1%
Air Freight & Logistics - 0.0%
NIPPON EXPRESS HOLDINGS INC	5,400	81,875
Sankyu Inc	1,200	41,733
SG Holdings Co Ltd	10,500	100,499
Yamato Holdings Co Ltd	7,100	79,815
		303,922
Building Products - 0.2%
Agc Inc	4,900	143,134
Daikin Industries Ltd	6,500	758,426
Lixil Corp	6,300	69,088
Sanwa Holdings Corp	5,100	142,681
TOTO Ltd	3,500	83,847
		1,197,176
Commercial Services & Supplies - 0.1%
Dai Nippon Printing Co Ltd	10,200	142,735
Kokuyo Co Ltd	2,200	39,108
Park24 Co Ltd	2,900	40,797
Secom Co Ltd	9,400	319,223
Sohgo Security Services Co Ltd	8,400	57,737
TOPPAN Holdings Inc	7,100	188,350
		787,950
Construction & Engineering - 0.1%
COMSYS Holdings Corp	2,600	53,350
EXEO Group Inc	4,400	48,434
JGC Holdings Corp	5,400	44,923
Kajima Corp	10,000	181,149
Kinden Corp	2,600	50,167
Obayashi Corp	16,100	211,993
Shimizu Corp	12,700	100,300
SHO-BOND Holdings Co Ltd	1,100	36,500
Taisei Corp	4,100	171,785
		898,601
Electrical Equipment - 0.3%
Fuji Electric Co Ltd	3,300	176,424
Fujikura Ltd	6,100	249,037
Mabuchi Motor Co Ltd	2,500	35,693
Mitsubishi Electric Corp	47,100	795,319
NIDEC CORP	23,400	420,303
		1,676,776
Ground Transportation - 0.4%
Central Japan Railway Co	23,000	431,608
East Japan Railway Co	25,300	448,086
Hankyu Hanshin Holdings Inc	5,700	149,143
Keikyu Corp	6,300	52,211
Keio Corp	2,900	70,584
Keisei Electric Railway Co Ltd	11,400	102,364
Kintetsu Group Holdings Co Ltd	4,200	88,354
Kyushu Railway Co	3,500	85,195
Nagoya Railroad Co Ltd	4,400	49,007
Nankai Electric Railway Co Ltd	2,500	39,444
Odakyu Electric Railway Co Ltd	8,100	74,580
Seibu Holdings Inc	5,500	112,136
Seino Holdings Co Ltd	3,200	48,271
Sotetsu Holdings Inc	2,200	34,878
Tobu Railway Co Ltd	4,700	76,329
Tokyu Corp	13,900	148,130
West Japan Railway Co	10,900	193,059
		2,203,379
Industrial Conglomerates - 0.5%
Hikari Tsushin Inc	500	109,568
Hitachi Ltd	103,300	2,529,823
Keihan Holdings Co Ltd	2,400	50,488
Sekisui Chemical Co Ltd	9,100	157,021
		2,846,900
Machinery - 0.9%
Amada Co Ltd	7,600	73,891
Daifuku Co Ltd	8,500	178,271
DMG Mori Co Ltd	3,000	48,486
Ebara Corp	9,200	141,152
FANUC Corp	20,900	545,970
Harmonic Drive Systems Inc	1,300	27,637
Hitachi Construction Machinery Co Ltd	2,300	50,975
Hoshizaki Corp	2,500	99,527
IHI Corp	3,500	204,613
Japan Steel Works Ltd/The	1,700	61,636
Kawasaki Heavy Industries Ltd	3,800	173,105
Komatsu Ltd	21,700	591,159
Kubota Corp (e)	23,600	273,400
Kurita Water Industries Ltd	2,400	84,563
Makita Corp	6,200	190,833
MINEBEA MITSUMI Inc	9,100	145,765
MISUMI Group Inc	6,400	99,857
Mitsubishi Heavy Industries Ltd	75,200	1,048,585
Miura Co Ltd	2,400	60,707
Nabtesco Corp	2,700	48,185
NGK Insulators Ltd	5,700	71,970
NSK Ltd	10,300	44,588
SMC Corp	1,380	535,884
Sumitomo Heavy Industries Ltd	2,700	55,113
THK Co Ltd	2,700	63,148
Toyota Industries Corp	4,200	343,405
Yaskawa Electric Corp	5,900	150,569
		5,412,994
Marine Transportation - 0.1%
Kawasaki Kisen Kaisha Ltd	15,100	214,824
Mitsui OSK Lines Ltd	8,100	281,867
Nippon Yusen KK	10,300	342,820
		839,511
Passenger Airlines - 0.0%
ANA Holdings Inc	3,500	63,524
Japan Airlines Co Ltd	3,200	50,446
		113,970
Professional Services - 0.5%
BayCurrent Inc	3,000	101,433
Persol Holdings Co Ltd	41,400	62,227
Recruit Holdings Co Ltd	36,800	2,557,891
TechnoPro Holdings Inc	2,300	43,312
		2,764,863
Trading Companies & Distributors - 1.0%
ITOCHU Corp	32,200	1,583,415
Marubeni Corp	37,400	561,321
Mitsubishi Corp	93,200	1,524,913
Mitsui & Co Ltd	67,500	1,399,891
MonotaRO Co Ltd	5,500	93,400
Nagase & Co Ltd	2,600	53,290
Sojitz Corp	5,080	103,530
Sumitomo Corp	27,300	590,804
Toyota Tsusho Corp	15,900	281,184
		6,191,748
Transportation Infrastructure - 0.0%
Japan Airport Terminal Co Ltd	2,100	66,733
Kamigumi Co Ltd	2,200	47,874
Mitsubishi Logistics Corp	8,000	58,509
		173,116
TOTAL INDUSTRIALS		25,410,906

Information Technology - 2.1%
Electronic Equipment, Instruments & Components - 0.7%
Alps Alpine Co Ltd	4,000	40,458
Azbil Corp	10,800	84,254
Dexerials Corp	3,900	61,259
Hamamatsu Photonics KK	6,400	71,812
Hirose Electric Co Ltd	700	83,371
Horiba Ltd	900	52,349
Ibiden Co Ltd	3,100	94,077
Jeol Ltd	1,100	39,401
Keyence Corp	4,400	1,788,475
Kyocera Corp	31,300	310,237
Murata Manufacturing Co Ltd	41,200	653,631
Omron Corp	4,300	144,785
Shimadzu Corp	6,100	172,945
Taiyo Yuden Co Ltd	3,000	42,190
TDK Corp	43,320	557,901
Yokogawa Electric Corp	5,100	108,474
		4,305,619
IT Services - 0.4%
BIPROGY Inc	1,800	54,511
Fujitsu Ltd	38,300	672,800
NEC Corp	6,100	522,020
Nomura Research Institute Ltd	9,900	290,680
NTT Data Group Corp	12,800	243,390
Obic Co Ltd	7,300	217,731
Otsuka Corp	5,000	114,684
SCSK Corp	3,300	69,861
SHIFT Inc (b)	300	34,729
TIS Inc	4,500	106,877
		2,327,283
Semiconductors & Semiconductor Equipment - 0.7%
Advantest Corp	17,100	972,286
Disco Corp	2,143	568,489
Lasertec Corp	1,800	168,741
Renesas Electronics Corp	36,200	458,112
Rohm Co Ltd	7,700	72,696
SCREEN Holdings Co Ltd	2,200	129,882
Shinko Electric Industries Co Ltd (b)	1,500	54,387
Socionext Inc	4,000	62,489
SUMCO Corp (e)	7,500	55,234
Tokyo Electron Ltd	10,500	1,578,354
Tokyo Seimitsu Co Ltd	900	42,081
Ulvac Inc	1,000	39,188
		4,201,939
Software - 0.0%
Oracle Corp Japan	700	67,422
Trend Micro Inc/Japan	2,800	150,957
		218,379
Technology Hardware, Storage & Peripherals - 0.3%
Brother Industries Ltd	5,700	97,720
Canon Inc	21,400	695,108
FUJIFILM Holdings Corp	27,700	573,102
Konica Minolta Inc	11,100	46,093
Ricoh Co Ltd	13,500	153,315
Seiko Epson Corp	7,100	128,105
		1,693,443
TOTAL INFORMATION TECHNOLOGY		12,746,663

Materials - 0.8%
Chemicals - 0.6%
ADEKA Corp	2,200	39,604
Aica Kogyo Co Ltd	1,400	29,380
Air Water Inc (Osaka)	5,100	62,119
Asahi Kasei Corp	31,100	214,286
Daicel Corp	5,700	50,952
DIC Corp	1,800	38,712
Kaneka Corp	1,400	33,402
Kansai Paint Co Ltd	4,000	57,530
Kuraray Co Ltd	7,300	104,563
Mitsubishi Chemical Group Corp	31,900	161,115
Mitsubishi Gas Chemical Co Inc	4,400	79,124
Mitsui Chemicals Inc	4,200	91,684
Nippon Paint Holdings Co Ltd	23,800	154,815
Nippon Sanso Holdings Corp	4,700	132,148
Nissan Chemical Corp	3,100	96,616
Nitto Denko Corp	15,700	262,486
NOF Corp	5,300	74,307
Resonac Holdings Corp	4,100	102,103
Shin-Etsu Chemical Co Ltd	44,600	1,468,997
Sumitomo Chemical Co Ltd	36,700	80,990
Teijin Ltd	4,300	36,434
Tokyo Ohka Kogyo Co Ltd	2,700	60,625
Toray Industries Inc	36,300	229,846
Tosoh Corp	7,200	96,235
UBE Corp	2,100	31,949
Zeon Corp	4,700	44,776
		3,834,798
Construction Materials - 0.0%
Taiheiyo Cement Corp	2,700	60,877
Containers & Packaging - 0.0%
Rengo Co Ltd	5,500	30,620
Toyo Seikan Group Holdings Ltd	3,300	50,472
		81,092
Metals & Mining - 0.2%
Dowa Holdings Co Ltd	1,300	36,476
JFE Holdings Inc	14,300	161,019
Kobe Steel Ltd	8,900	88,964
Maruichi Steel Tube Ltd	1,700	37,783
Mitsubishi Materials Corp	3,000	45,351
Nippon Steel Corp	21,800	438,085
Sumitomo Metal Mining Co Ltd	6,100	139,074
Yamato Kogyo Co Ltd	1,100	51,901
		998,653
Paper & Forest Products - 0.0%
Oji Holdings Corp	21,500	82,171
TOTAL MATERIALS		5,057,591

Real Estate - 0.6%
Diversified REITs - 0.1%
Activia Properties Inc	16	33,404
Daiwa House REIT Investment Corp	52	76,606
KDX Realty Investment Corp	93	88,364
Nomura Real Estate Master Fund Inc	99	86,640
Sekisui House Reit Inc	98	48,145
United Urban Investment Corp	71	63,534
		396,693
Hotel & Resort REITs - 0.0%
Invincible Investment Corp	173	72,787
Japan Hotel REIT Investment Corp	112	50,253
		123,040
Industrial REITs - 0.0%
GLP J-REIT	111	87,053
Industrial & Infrastructure Fund Investment Corp	58	42,354
Japan Logistics Fund Inc	21	35,128
LaSalle Logiport REIT	41	37,028
Mitsui Fudosan Logistics Park Inc	56	36,124
		237,687
Office REITs - 0.1%
Japan Prime Realty Investment Corp	22	44,112
Japan Real Estate Investment Corp	160	109,721
Nippon Building Fund Inc	189	147,025
Orix JREIT Inc	61	63,619
		364,477
Real Estate Management & Development - 0.4%
Daito Trust Construction Co Ltd	1,400	156,376
Daiwa House Industry Co Ltd	14,000	429,816
Hulic Co Ltd (e)	13,300	115,803
Mitsubishi Estate Co Ltd	28,300	392,853
Mitsui Fudosan Co Ltd	62,700	501,434
Nomura Real Estate Holdings Inc	2,400	59,563
Sumitomo Realty & Development Co Ltd	10,600	329,647
Tokyo Tatemono Co Ltd	4,700	77,569
Tokyu Fudosan Holdings Corp	13,200	80,565
		2,143,626
Residential REITs - 0.0%
Advance Residence Investment Corp	32	59,467
Nippon Accommodations Fund Inc	11	41,037
		100,504
Retail REITs - 0.0%
Frontier Real Estate Investment Corp	60	29,629
Japan Metropolitan Fund Invest	158	90,576
		120,205
TOTAL REAL ESTATE		3,486,232

Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	17,000	178,348
Chugoku Electric Power Co Inc/The	7,100	41,148
Kansai Electric Power Co Inc/The	18,000	199,510
Kyushu Electric Power Co Inc	10,600	95,191
Tohoku Electric Power Co Inc	11,230	84,647
Tokyo Electric Power Co Holdings Inc (b)	17,200	51,413
		650,257
Gas Utilities - 0.1%
Osaka Gas Co Ltd	9,100	199,032
Toho Gas Co Ltd	2,100	56,735
Tokyo Gas Co Ltd	7,900	218,883
		474,650
Independent Power and Renewable Electricity Producers - 0.0%
Electric Power Development Co Ltd	3,796	62,050
TOTAL UTILITIES		1,186,957

TOTAL JAPAN		102,629,551
JORDAN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Hikma Pharmaceuticals PLC	3,417	85,255
KOREA (SOUTH) - 2.8%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	4,714	32,825
Entertainment - 0.1%
CJ ENM Co Ltd (b)	268	9,666
HYBE Co Ltd	466	60,557
JYP Entertainment Corp	619	28,988
Kakao Games Corp (b)	853	9,374
Krafton Inc (b)	673	141,233
NCSoft Corp	359	44,148
Netmarble Corp (b)(c)(d)	457	15,824
Pearl Abyss Corp (b)	740	13,720
SM Entertainment Co Ltd	271	13,747
Wemade Co Ltd (b)	471	11,035
		348,292
Interactive Media & Services - 0.1%
Kakao Corp	6,778	172,979
NAVER Corp	3,363	446,874
SOOP Co Ltd	169	10,316
		630,169
Media - 0.0%
Cheil Worldwide Inc	1,520	17,357
TOTAL COMMUNICATION SERVICES		1,028,643

Consumer Discretionary - 0.4%
Automobile Components - 0.0%
Hankook Tire & Technology Co Ltd	1,578	40,576
Hanon Systems	5,227	14,030
HL Mando Co Ltd	679	18,435
Hyundai Mobis Co Ltd	1,374	217,615
Hyundai Wia Corp	378	9,580
		300,236
Automobiles - 0.2%
Hyundai Motor Co	3,051	431,366
Kia Corp	5,610	378,060
		809,426
Broadline Retail - 0.2%
Coupang Inc Class A (b)	28,857	634,277
Lotte Shopping Co Ltd	282	10,225
Shinsegae Inc	149	13,310
		657,812
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (b)(c)(d)	4,563	128,185
GS P&L Co Ltd	163	2,431
Hanjin Kal Corp	613	30,979
Kangwon Land Inc	2,877	30,934
		192,529
Household Durables - 0.0%
Coway Co Ltd	1,215	54,594
LG Electronics Inc	2,405	134,565
		189,159
Specialty Retail - 0.0%
Hotel Shilla Co Ltd	722	17,846
Textiles, Apparel & Luxury Goods - 0.0%
F&F Co Ltd	281	10,227
Fila Holdings Corp	831	22,462
Youngone Corp	485	13,817
		46,506
TOTAL CONSUMER DISCRETIONARY		2,213,514

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
BGF retail Co Ltd	189	13,016
E-MART Inc	395	16,778
GS Retail Co Ltd	691	7,669
		37,463
Food Products - 0.0%
CJ CheilJedang Corp	178	30,531
NongShim Co Ltd	85	21,393
Orion Corp/Republic of Korea	475	32,676
		84,600
Personal Care Products - 0.0%
Amorepacific Corp	661	46,584
AMOREPACIFIC Group	698	9,757
Cosmax Inc	183	18,324
LG H&H Co Ltd	213	43,631
		118,296
Tobacco - 0.1%
KT&G Corp	2,292	165,161
TOTAL CONSUMER STAPLES		405,520

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	1,033	55,161
S-Oil Corp	953	35,439
SK Innovation Co Ltd (b)	1,236	93,052
		183,652
Financials - 0.4%
Banks - 0.3%
BNK Financial Group Inc	6,647	46,242
DGB Financial Group Inc	3,576	19,674
Hana Financial Group Inc	6,512	248,143
Industrial Bank of Korea	5,904	56,999
JB Financial Group Co Ltd	2,288	25,053
KakaoBank Corp	7,746	108,993
KB Financial Group Inc	8,451	473,921
Shinhan Financial Group Co Ltd	11,351	366,559
Woori Financial Group Inc	14,675	152,272
		1,497,856
Capital Markets - 0.0%
KIWOOM Securities Co Ltd	288	22,394
Korea Investment Holdings Co Ltd	896	42,788
Mirae Asset Securities Co Ltd	5,830	31,296
NH Investment & Securities Co Ltd	3,161	29,633
Samsung Securities Co Ltd	1,463	42,600
		168,711
Consumer Finance - 0.0%
Samsung Card Co Ltd	522	13,875
Financial Services - 0.0%
Kakao Pay Corp (b)	584	10,236
Meritz Financial Group Inc	1,791	125,310
		135,546
Insurance - 0.1%
DB Insurance Co Ltd	962	66,564
Hanwha Life Insurance Co Ltd	5,993	9,899
Hyundai Marine & Fire Insurance Co Ltd	1,318	21,943
Korean Reinsurance Co	2,791	14,985
Samsung Fire & Marine Insurance Co Ltd	732	176,483
Samsung Life Insurance Co Ltd	2,361	150,460
		440,334
TOTAL FINANCIALS		2,256,322

Health Care - 0.2%
Biotechnology - 0.2%
Alteogen Inc (b)	934	193,228
Celltrion Inc	3,348	420,173
Hugel Inc (b)	115	21,622
SK Bioscience Co Ltd (b)	540	18,310
		653,333
Health Care Equipment & Supplies - 0.0%
HLB Inc (b)	2,718	132,889
Health Care Providers & Services - 0.0%
Hanmi Science Co ltd	786	15,468
Life Sciences Tools & Services - 0.0%
LigaChem Biosciences Inc (b)	567	41,290
Samsung Biologics Co Ltd (b)(c)(d)	412	262,907
		304,197
Pharmaceuticals - 0.0%
Celltrion Pharm Inc	438	16,616
Hanall Biopharma Co Ltd (b)	814	21,024
Hanmi Pharm Co Ltd	140	26,366
Sam Chun Dang Pharm Co Ltd (b)	293	29,080
SK Biopharmaceuticals Co Ltd (b)	611	45,439
ST Pharm Co Ltd	266	15,844
Yuhan Corp	1,370	109,925
		264,294
TOTAL HEALTH CARE		1,370,181

Industrials - 0.4%
Aerospace & Defense - 0.0%
Hanwha Aerospace Co Ltd	672	147,556
Hanwha Systems Co Ltd	1,723	26,231
Korea Aerospace Industries Ltd	1,598	59,140
LIG Nex1 Co Ltd	244	36,334
		269,261
Air Freight & Logistics - 0.0%
Cj Logistics Corp	224	12,689
Hyundai Glovis Co Ltd	984	78,171
		90,860
Commercial Services & Supplies - 0.0%
S-1 Corp	399	15,874
Construction & Engineering - 0.0%
DL E&C Co Ltd	693	14,973
GS Engineering & Construction Corp (b)	1,442	16,844
Hyundai Engineering & Construction Co Ltd	1,631	27,835
KEPCO Engineering & Construction Co Inc	401	14,195
Samsung E&A Co Ltd (b)	3,399	37,732
		111,579
Electrical Equipment - 0.2%
CS Wind Corp	571	15,957
Doosan Enerbility Co Ltd (b)	9,943	116,417
Doosan Fuel Cell Co Ltd (b)	962	10,259
Ecopro BM Co Ltd (b)	1,187	86,554
Ecopro Co Ltd (b)	2,330	88,967
Hanwha Industrial Solutions Co Ltd/ New	700	14,603
HD Hyundai Electric Co Ltd	505	129,303
L&F Co Ltd (b)	618	33,271
LG Energy Solution Ltd (b)	938	218,153
LS Corp	393	24,705
LS Electric Co Ltd	331	35,678
POSCO Future M Co Ltd	696	65,485
Shinsung Delta Tech Co Ltd	351	27,189
SK IE Technology Co Ltd (b)(c)(d)	551	8,278
Taihan Electric Wire Co Ltd (b)	2,403	18,014
		892,833
Industrial Conglomerates - 0.1%
CJ Corp	287	19,057
Doosan Co Ltd	163	27,605
GS Holdings Corp	1,000	26,416
Hanwha Corp	839	15,166
LG Corp	2,081	100,415
Lotte Corp	550	8,040
Samsung C&T Corp	1,666	128,200
SK Inc	793	70,101
SK Square Co Ltd (b)	1,996	104,392
		499,392
Machinery - 0.1%
Doosan Bobcat Inc	1,164	32,515
Hanwha Ocean Co Ltd (b)	2,422	60,576
HD Hyundai Heavy Industries Co Ltd (b)	487	93,926
HD Hyundai Infracore Co Ltd	3,096	14,306
HD HYUNDAI MIPO (b)	513	46,344
HD Korea Shipbuilding & Offshore Engineering Co Ltd (b)	1,021	156,372
Hyundai Elevator Co Ltd	488	17,181
Hyundai Rotem Co Ltd	1,627	54,354
Rainbow Robotics (b)	161	17,542
Samsung Heavy Industries Co Ltd (b)	15,920	120,962
		614,078
Marine Transportation - 0.0%
HMM Co Ltd	6,596	78,467
Pan Ocean Co Ltd	5,296	11,774
		90,241
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	4,057	61,474
Trading Companies & Distributors - 0.0%
Posco International Corp	1,047	27,698
TOTAL INDUSTRIALS		2,673,290

Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.1%
Daeduck Electronics Co Ltd / New	777	8,040
Daejoo Electronic Materials Co Ltd (b)	252	12,541
IsuPetasys Co Ltd	1,096	19,766
LG Display Co Ltd (b)	8,014	48,706
LG Innotek Co Ltd	303	32,661
Lotte Energy Materials Corp	474	7,396
Samsung Electro-Mechanics Co Ltd	1,214	100,277
Samsung SDI Co Ltd	1,151	189,462
SOLUM Co Ltd (b)	852	11,002
		429,851
IT Services - 0.0%
Posco DX Co Ltd	1,143	14,491
Samsung SDS Co Ltd	846	72,498
		86,989
Semiconductors & Semiconductor Equipment - 0.2%
DB HiTek Co Ltd	752	16,614
Eo Technics Co Ltd	191	17,582
Hanmi Semiconductor Co Ltd	939	51,262
HPSP Co Ltd	992	17,125
Koh Young Technology Inc	997	5,413
LEENO Industrial Inc	204	25,947
LX Semicon Co Ltd	246	9,368
SK Hynix Inc	11,994	1,368,725
WONIK IPS Co Ltd (b)	632	9,415
		1,521,451
Software - 0.0%
Douzone Bizon Co Ltd	400	16,985
Technology Hardware, Storage & Peripherals - 0.7%
CosmoAM&T Co Ltd (b)	503	17,276
Samsung Electronics Co Ltd	107,415	3,817,481
		3,834,757
TOTAL INFORMATION TECHNOLOGY		5,890,033

Materials - 0.1%
Chemicals - 0.0%
Advanced Nano Products Co Ltd	205	7,993
Cosmochemical Co Ltd (b)	580	5,928
Dongjin Semichem Co Ltd	643	8,900
Enchem Co Ltd (b)	351	31,227
Hansol Chemical Co Ltd	189	12,225
Hanwha Solutions Corp	2,385	25,588
HS Hyosung Advanced Materials Corp	57	6,657
Hyosung TNC Corp	49	7,862
KCC Corp	99	15,660
Kum Yang Co Ltd (b)	850	12,011
Kumho Petrochemical Co Ltd	357	21,772
LG Chem Ltd	1,058	176,518
Lotte Chemical Corp	442	17,783
OCI Holdings Co Ltd	281	11,045
SKC Co Ltd (b)	426	29,860
Soulbrain Co Ltd	87	9,573
		400,602
Metals & Mining - 0.1%
Hyundai Steel Co	1,899	26,804
Korea Zinc Co Ltd	240	161,889
POSCO Holdings Inc	1,696	288,116
		476,809
TOTAL MATERIALS		877,411

Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp (b)	5,810	78,381
TOTAL KOREA (SOUTH)		16,976,947
KUWAIT - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	55,500	84,429
Financials - 0.2%
Banks - 0.2%
Boubyan Bank KSCP	30,392	55,303
Gulf Bank KSCP	51,907	54,887
Kuwait Finance House KSCP	251,997	609,762
National Bank of Kuwait SAKP	185,772	539,902
		1,259,854
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Agility Global PLC	94,276	33,624
Agility Public Warehousing Co KSC	33,831	27,104
		60,728
Industrial Conglomerates - 0.0%
National Industries Group Holding SAK	48,942	39,370
TOTAL INDUSTRIALS		100,098

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	14,547	35,955
TOTAL KUWAIT		1,480,336
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
SES SA Series A depository receipt	7,897	25,015
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	2,894	147,819
Materials - 0.1%
Metals & Mining - 0.1%
APERAM SA	916	23,930
ArcelorMittal SA	10,077	234,130
		258,060
TOTAL LUXEMBOURG		430,894
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Galaxy Entertainment Group Ltd	46,000	193,643
Sands China Ltd (b)	52,400	141,008

TOTAL MACAU		334,651
MALAYSIA - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Berhad	46,439	69,064
Wireless Telecommunication Services - 0.0%
Axiata Group Berhad	68,599	38,200
CELCOMDIGI BHD	74,500	60,313
Maxis Bhd	54,000	44,079
		142,592
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Bhd	48,600	41,954
Genting Malaysia Bhd	67,100	33,914
		75,868
Specialty Retail - 0.0%
MR DIY Group M Bhd (c)(d)	99,200	41,042
TOTAL CONSUMER DISCRETIONARY		116,910

Consumer Staples - 0.1%
Food Products - 0.1%
IOI Corp Bhd	70,600	61,261
Kuala Lumpur Kepong Bhd	12,571	61,288
Nestle Malaysia Bhd	1,400	31,302
PPB Group Bhd	15,900	44,093
QL Resources Bhd	39,450	41,995
SD Guthrie Bhd	82,176	90,970
		330,909
Energy - 0.0%
Energy Equipment & Services - 0.0%
Dialog Group Bhd	93,200	38,560
Oil, Gas & Consumable Fuels - 0.0%
Petronas Dagangan Bhd	8,000	34,565
TOTAL ENERGY		73,125

Financials - 0.2%
Banks - 0.2%
AMMB Holdings Bhd	47,800	58,581
CIMB Group Holdings Bhd	169,571	310,965
Hong Leong Bank Bhd	17,500	80,465
Malayan Banking Bhd	169,858	388,986
Public Bank Bhd	337,800	344,486
RHB Bank Bhd	42,939	62,226
		1,245,709
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	68,600	111,994
Industrials - 0.1%
Construction & Engineering - 0.1%
Gamuda Bhd	122,944	130,326
IJM Corp Bhd	59,300	40,316
		170,642
Industrial Conglomerates - 0.0%
Sime Darby Bhd	70,200	37,051
Sunway Bhd	48,000	51,419
		88,470
Marine Transportation - 0.0%
MISC Bhd	30,000	50,990
Transportation Infrastructure - 0.0%
Malaysia Airports Holdings Bhd	25,005	59,164
TOTAL INDUSTRIALS		369,266

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Inari Amertron Bhd	63,900	43,729
Materials - 0.0%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	63,700	73,650
Metals & Mining - 0.0%
Press Metal Aluminium Holdings Bhd	88,800	97,310
TOTAL MATERIALS		170,960

Utilities - 0.1%
Electric Utilities - 0.1%
Tenaga Nasional Bhd	63,600	212,498
Gas Utilities - 0.0%
Petronas Gas Bhd	21,800	86,195
Multi-Utilities - 0.0%
YTL Corp Bhd	111,900	66,817
YTL Power International Bhd	57,500	56,838
		123,655
TOTAL UTILITIES		422,348

TOTAL MALAYSIA		3,096,606
MEXICO - 0.5%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV Series B	425,300	304,937
Consumer Staples - 0.2%
Beverages - 0.2%
Arca Continental SAB de CV	11,000	91,129
Coca-Cola Femsa SAB de CV unit	11,800	91,673
Fomento Economico Mexicano SAB de CV unit	39,400	335,783
		518,585
Consumer Staples Distribution & Retail - 0.0%
Wal-Mart de Mexico SAB de CV Series V	109,000	286,941
Food Products - 0.0%
Gruma SAB de CV Series B	3,890	60,800
Grupo Bimbo SAB de CV	32,100	85,042
		145,842
Household Products - 0.0%
Kimberly Clark DE Mexico Sab D Series A	31,500	44,415
TOTAL CONSUMER STAPLES		995,783

Financials - 0.1%
Banks - 0.1%
Banco del Bajio SA (c)(d)	18,000	36,041
Grupo Financiero Banorte SAB de CV	55,300	355,310
Grupo Financiero Inbursa SAB de CV Series O (b)	39,000	81,157
		472,508
Insurance - 0.0%
Qualitas Controladora SAB de CV	4,400	37,015
TOTAL FINANCIALS		509,523

Industrials - 0.1%
Industrial Conglomerates - 0.0%
Alfa SAB de CV Series A	71,999	52,106
Grupo Carso SAB de CV Series A1	12,000	66,345
		118,451
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	6,200	53,362
Grupo Aeroportuario del Pacifico SAB de CV Series B	9,090	159,793
Grupo Aeroportuario del Sureste SAB de CV Series B	3,840	98,469
Promotora y Operadora de Infraestructura SAB de CV	4,295	36,383
		348,007
TOTAL INDUSTRIALS		466,458

Materials - 0.1%
Chemicals - 0.0%
Orbia Advance Corp SAB de CV (e)	21,500	15,446
Construction Materials - 0.0%
Cemex SAB de CV unit	337,400	189,000
Metals & Mining - 0.1%
Grupo Mexico SAB de CV Series B	69,500	329,751
Industrias Penoles SAB de CV (b)	4,195	53,557
Ternium SA ADR	957	27,829
		411,137
TOTAL MATERIALS		615,583

Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	62,200	61,809
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV	20,700	57,491
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV	19,100	48,741
TOTAL REAL ESTATE		168,041

TOTAL MEXICO		3,060,325
NETHERLANDS - 2.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV	74,793	272,728
Entertainment - 0.1%
Universal Music Group NV	17,051	436,150
Media - 0.0%
Havas NV	13,752	23,111
TOTAL COMMUNICATION SERVICES		731,989

Consumer Staples - 0.2%
Beverages - 0.1%
Heineken Holding NV Class A	2,516	150,769
Heineken NV	6,168	439,588
		590,357
Consumer Staples Distribution & Retail - 0.1%
Koninklijke Ahold Delhaize NV	20,882	681,148
TOTAL CONSUMER STAPLES		1,271,505

Financials - 0.5%
Banks - 0.2%
ING Groep NV	73,645	1,154,134
Capital Markets - 0.0%
Euronext NV (c)(d)	2,134	239,397
Financial Services - 0.3%
Adyen NV (b)(c)(d)	692	1,028,367
EXOR NV	1,992	182,715
		1,211,082
Insurance - 0.0%
NN Group NV	6,362	277,245
TOTAL FINANCIALS		2,881,858

Health Care - 0.2%
Biotechnology - 0.1%
Argenx SE (b)	1,332	822,792
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	17,804	450,998
TOTAL HEALTH CARE		1,273,790

Industrials - 0.2%
Professional Services - 0.2%
Wolters Kluwer NV	5,549	921,969
Trading Companies & Distributors - 0.0%
IMCD NV	1,270	188,778
TOTAL INDUSTRIALS		1,110,747

Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 1.2%
ASM International NV	1,031	596,777
ASML Holding NV	8,904	6,236,671
BE Semiconductor Industries NV	1,714	234,892
		7,068,340
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	3,796	227,847
TOTAL NETHERLANDS		14,566,076
NEW ZEALAND - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Spark New Zealand Ltd	40,903	67,497
Consumer Staples - 0.0%
Food Products - 0.0%
a2 Milk Co Ltd/The (b)(e)	16,054	56,587
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	21,501	151,576
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Fisher & Paykel Healthcare Corp Ltd	13,034	280,033
Industrials - 0.0%
Building Products - 0.0%
Fletcher Building Ltd (b)	23,411	37,331
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	32,995	160,608
TOTAL INDUSTRIALS		197,939

Information Technology - 0.2%
Software - 0.2%
Xero Ltd (b)	3,194	333,231
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	17,746	94,325
Mercury NZ Ltd	15,144	49,567
		143,892
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	28,476	94,160
TOTAL UTILITIES		238,052

TOTAL NEW ZEALAND		1,324,915
NORWAY - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	14,057	156,705
Media - 0.0%
Schibsted ASA A Shares	1,537	47,527
Schibsted ASA B Shares	2,146	63,004
		110,531
TOTAL COMMUNICATION SERVICES		267,236

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Europris ASA (c)(d)	3,803	24,288
Consumer Staples - 0.1%
Food Products - 0.1%
Leroy Seafood Group ASA	6,313	27,263
Mowi ASA	9,970	170,570
Orkla ASA	16,608	143,489
Salmar ASA	1,616	76,730
		418,052
Energy - 0.1%
Energy Equipment & Services - 0.0%
Seadrill Ltd (b)	1,533	59,680
TGS ASA	4,292	42,756
		102,436
Oil, Gas & Consumable Fuels - 0.1%
Aker BP ASA	6,848	133,370
Equinor ASA	17,437	413,589
Frontline PLC (Norway)	3,188	43,843
SFL Corp Ltd	2,403	24,558
Var Energi ASA	20,591	63,835
		679,195
TOTAL ENERGY		781,631

Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	19,343	385,555
SpareBank 1 SMN	2,845	42,817
SpareBank 1 Sor-Norge ASA	4,206	54,167
		482,539
Insurance - 0.0%
Gjensidige Forsikring ASA	4,287	75,697
Protector Forsikring ASA	1,323	33,122
Storebrand ASA A Shares	10,060	107,110
		215,929
TOTAL FINANCIALS		698,468

Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	1,958	220,167
Industrial Conglomerates - 0.0%
Aker ASA A Shares	512	24,693
Machinery - 0.0%
AutoStore Holdings Ltd (b)(c)(d)	25,513	24,900
TOMRA Systems ASA	5,157	66,414
		91,314
Marine Transportation - 0.0%
Golden Ocean Group Ltd (Norway)	2,659	23,260
TOTAL INDUSTRIALS		359,434

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Nordic Semiconductor ASA (b)	3,677	32,447
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	29,558	162,589
TOTAL NORWAY		2,744,145
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	1,514	277,547
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	5,264	60,641
TOTAL PERU		338,188
PHILIPPINES - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	1,935	43,075
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	9,600	44,335
Financials - 0.0%
Banks - 0.0%
Bank of the Philippine Islands	47,239	99,060
BDO Unibank Inc	46,648	114,918
Metropolitan Bank & Trust Co	40,576	50,038
		264,016
Industrials - 0.2%
Industrial Conglomerates - 0.1%
Ayala Corp	5,580	57,253
SM Investments Corp	10,880	167,351
		224,604
Transportation Infrastructure - 0.1%
International Container Terminal Services Inc	18,010	119,383
TOTAL INDUSTRIALS		343,987

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ayala Land Inc	132,800	59,525
SM Prime Holdings Inc	257,200	110,620
		170,145
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	6,510	54,585
TOTAL PHILIPPINES		920,143
POLAND - 0.3%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA	1,535	71,153
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Allegro.eu SA (b)(c)(d)	14,017	91,903
Textiles, Apparel & Luxury Goods - 0.1%
LPP SA	29	109,184
TOTAL CONSUMER DISCRETIONARY		201,087

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (b)(c)(d)	1,073	101,268
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA	12,968	148,199
Financials - 0.2%
Banks - 0.2%
Alior Bank SA	2,010	41,843
Bank Polska Kasa Opieki SA	3,919	130,848
mBank SA (b)	298	39,481
Powszechna Kasa Oszczednosci Bank Polski SA	19,193	277,705
Santander Bank Polska SA	861	95,393
		585,270
Consumer Finance - 0.0%
KRUK SA	396	39,866
Insurance - 0.0%
Powszechny Zaklad Ubezpieczen SA	12,686	140,799
TOTAL FINANCIALS		765,935

Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)	4,909	83,953
Construction & Engineering - 0.0%
Budimex SA	293	33,101
TOTAL INDUSTRIALS		117,054

Materials - 0.0%
Metals & Mining - 0.0%
Grupa Kety SA	214	35,362
KGHM Polska Miedz SA	3,060	85,202
		120,564
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (b)	18,851	27,705
TOTAL POLAND		1,552,965
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	6,196	118,414
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	9,718	161,073
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	199,016	95,798
Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	67,097	214,832
TOTAL PORTUGAL		590,117
QATAR - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	17,225	54,641
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	12,961	53,396
Qatar Gas Transport Co Ltd	61,615	70,212
		123,608
Financials - 0.2%
Banks - 0.2%
Commercial Bank of Qatar	72,269	86,342
Masraf Al Rayan QSC	136,564	92,380
Qatar International Islamic Bank QSC	24,302	72,752
Qatar Islamic Bank QPSC	37,429	219,578
Qatar National Bank QPSC	98,736	468,868
		939,920
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Industries Qatar QSC	35,371	128,913
Marine Transportation - 0.0%
Qatar Navigation QSC	21,454	64,757
TOTAL INDUSTRIALS		193,670

Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	114,692	47,093
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Barwa Real Estate Co	47,408	36,848
Utilities - 0.0%
Multi-Utilities - 0.0%
Qatar Electricity & Water Co QSC	10,875	46,893
TOTAL QATAR		1,442,673
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	12,615	92,219
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC GDR (b)(c)(f)	1,767	0
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Magnit PJSC (b)(f)	1,150	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (b)(f)	183,050	0
LUKOIL PJSC (b)(f)	5,452	0
Novatek PJSC (b)(f)	14,792	0
Surgutneftegaz Pjsc (b)(f)	146,500	0
Tatneft PJSC (b)(f)	23,930	0
		0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	163,450	0
Materials - 0.0%
Metals & Mining - 0.0%
Alrosa PJSC (b)(f)	37,350	0
GMK Norilskiy Nickel PAO (b)(f)	91,700	0
Polyus PJSC (b)(f)	494	0
Severstal PAO (b)(f)	2,873	0
		0
TOTAL RUSSIA		0
SAUDI ARABIA - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Saudi Telecom Co	40,133	427,242
Media - 0.0%
Saudi Research & Media Group (b)	877	64,187
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	8,426	119,750
Mobile Telecommunications Co Saudi Arabia	10,161	27,746
		147,496
TOTAL COMMUNICATION SERVICES		638,925

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Leejam Sports Co JSC	547	26,990
Specialty Retail - 0.0%
Aldrees Petroleum and Transport Services Co	1,068	34,166
Jarir Marketing Co	13,241	44,614
		78,780
TOTAL CONSUMER DISCRETIONARY		105,770

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Abdullah Al Othaim Markets Co	9,949	27,802
Nahdi Medical Co	1,165	36,463
		64,265
Food Products - 0.0%
Almarai Co JSC	9,130	138,989
Saudia Dairy & Foodstuff Co	330	29,668
Savola Group/The (b)	3,275	31,988
		200,645
TOTAL CONSUMER STAPLES		264,910

Energy - 0.0%
Energy Equipment & Services - 0.0%
Ades Holding Co	7,751	35,810
Financials - 0.5%
Banks - 0.5%
Al Rajhi Bank	43,687	1,099,907
Alinma Bank	27,306	210,387
Bank Al-Jazira	11,275	56,114
Bank AlBilad	13,541	140,729
Banque Saudi Fransi	27,491	115,893
Riyad Bank	32,803	249,685
Saudi Awwal Bank	8,198	73,419
Saudi Investment Bank/The	13,550	52,290
Saudi National Bank/The	65,566	582,824
		2,581,248
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co	1,048	60,469
Insurance - 0.0%
Bupa Arabia for Cooperative Insurance Co	556	30,631
Co for Cooperative Insurance/The	1,667	65,484
		96,115
TOTAL FINANCIALS		2,737,832

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Al Hammadi Holding	1,800	18,396
Dallah Healthcare Co	682	27,226
Dr Sulaiman Al Habib Medical Services Group Co	2,270	169,401
Mouwasat Medical Services Co	2,127	48,174
		263,197
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	546	36,706
Commercial Services & Supplies - 0.0%
Catrion Catering Holding Co	893	28,995
Industrial Conglomerates - 0.0%
Astra Industrial Group Co	819	39,235
TOTAL INDUSTRIALS		104,936

Information Technology - 0.0%
IT Services - 0.0%
Arabian Internet & Communications Services Co	526	37,797
Elm Co	588	174,488
		212,285
Materials - 0.3%
Chemicals - 0.2%
Advanced Petrochemical Co (b)	2,733	23,348
National Industrialization Co (b)	7,514	20,317
SABIC Agri-Nutrients Co	5,144	151,963
Sahara International Petrochemical Co	7,963	52,728
Saudi Aramco Base Oil Co	1,091	32,462
Saudi Basic Industries Corp	20,040	357,343
Saudi Industrial Investment Group	8,426	37,450
Saudi Kayan Petrochemical Co (b)	15,981	29,858
Yanbu National Petrochemical Co	6,127	61,639
		767,108
Construction Materials - 0.0%
Saudi Cement Co	1,770	20,091
Metals & Mining - 0.1%
Saudi Arabian Mining Co (b)	27,151	363,468
TOTAL MATERIALS		1,150,667

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al Arkan Real Estate Development Co (b)	11,868	47,694
Emaar Economic City (b)	12,311	28,669
		76,363
Utilities - 0.1%
Electric Utilities - 0.0%
Saudi Electricity Co	17,802	80,070
Independent Power and Renewable Electricity Producers - 0.1%
ACWA Power Co	4,732	505,516
Multi-Utilities - 0.0%
Power & Water Utility Co for Jubail & Yanbu	1,667	24,312
TOTAL UTILITIES		609,898

TOTAL SAUDI ARABIA		6,200,593
SINGAPORE - 1.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
NETLINK NBN TRUST (c)	65,700	41,854
Singapore Telecommunications Ltd	165,600	373,484
		415,338
Entertainment - 0.1%
Sea Ltd Class A ADR (b)	7,775	824,928
TOTAL COMMUNICATION SERVICES		1,240,266

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	124,700	69,854
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Hafnia Ltd	6,520	34,795
Financials - 0.7%
Banks - 0.7%
DBS Group Holdings Ltd	45,002	1,440,697
Oversea-Chinese Banking Corp Ltd	85,585	1,045,959
United Overseas Bank Ltd	34,200	909,813
		3,396,469
Capital Markets - 0.0%
Singapore Exchange Ltd	18,100	168,853
TOTAL FINANCIALS		3,565,322

Industrials - 0.1%
Aerospace & Defense - 0.0%
ST Engineering Financial I Ltd	33,400	113,971
Ground Transportation - 0.1%
ComfortDelGro Corp Ltd	47,700	51,694
Grab Holdings Ltd Class A (b)	53,886	254,342
		306,036
Industrial Conglomerates - 0.0%
Keppel Ltd	31,300	156,769
Machinery - 0.0%
Seatrium Ltd (b)	47,984	72,732
Passenger Airlines - 0.0%
Singapore Airlines Ltd	30,350	143,122
Transportation Infrastructure - 0.0%
SATS Ltd	19,523	52,036
TOTAL INDUSTRIALS		844,666

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Venture Corp Ltd	5,900	56,812
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV (Italy)	14,536	361,521
TOTAL INFORMATION TECHNOLOGY		418,333

Real Estate - 0.1%
Diversified REITs - 0.0%
Suntec Real Estate Investment Trust	50,300	43,094
Hotel & Resort REITs - 0.0%
CapitaLand Ascott Trust unit	58,347	37,171
Industrial REITs - 0.1%
CapitaLand Ascendas REIT	78,606	147,928
Frasers Logistics & Commercial Trust (c)	64,600	41,627
Mapletree Industrial Trust	46,570	75,363
Mapletree Logistics Trust	75,655	70,356
		335,274
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	50,820	97,498
City Developments Ltd	10,800	40,412
UOL Group Ltd	10,400	39,295
		177,205
Retail REITs - 0.0%
CapitaLand Integrated Commercial Trust	120,099	169,729
Mapletree Pan Asia Commercial Trust	50,846	45,051
		214,780
TOTAL REAL ESTATE		807,524

Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	19,900	80,436
TOTAL SINGAPORE		7,061,196
SOUTH AFRICA - 0.9%
Communication Services - 0.0%
Media - 0.0%
MultiChoice Group (b)	5,946	34,070
Wireless Telecommunication Services - 0.0%
MTN Group Ltd	41,979	204,028
Vodacom Group Ltd	13,312	71,490
		275,518
TOTAL COMMUNICATION SERVICES		309,588

Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Naspers Ltd Class N	3,973	879,851
Woolworths Holdings Ltd/South Africa	20,090	66,247
		946,098
Specialty Retail - 0.0%
Foschini Group Ltd	7,371	66,079
Mr Price Group Ltd	5,688	88,651
		154,730
TOTAL CONSUMER DISCRETIONARY		1,100,828

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Bid Corp Ltd	7,475	170,297
Clicks Group Ltd	5,308	105,678
Shoprite Holdings Ltd	10,678	166,064
		442,039
Food Products - 0.0%
Tiger Brands Ltd	3,533	54,331
TOTAL CONSUMER STAPLES		496,370

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Exxaro Resources Ltd	5,409	45,066
Financials - 0.3%
Banks - 0.2%
Absa Group Ltd	18,537	185,799
Capitec Bank Holdings Ltd	2,010	333,912
Nedbank Group Ltd	10,131	151,559
Standard Bank Group Ltd	29,858	350,648
		1,021,918
Financial Services - 0.1%
FirstRand Ltd	112,550	451,460
Remgro Ltd	11,132	91,270
		542,730
Insurance - 0.0%
Discovery Ltd	13,043	135,559
Old Mutual Ltd	105,973	70,470
OUTsurance Group Ltd	18,661	65,534
Sanlam Ltd	37,381	172,215
		443,778
TOTAL FINANCIALS		2,008,426

Health Care - 0.0%
Pharmaceuticals - 0.0%
Aspen Pharmacare Holdings Ltd	8,612	75,046
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	7,581	105,815
Materials - 0.3%
Chemicals - 0.0%
Sasol Ltd	12,973	57,130
Metals & Mining - 0.3%
Anglo American Platinum Ltd	1,255	37,856
Anglo American PLC	29,807	881,308
Gold Fields Ltd	19,913	260,530
Harmony Gold Mining Co Ltd	12,291	98,524
Impala Platinum Holdings Ltd (b)	20,302	94,921
Northam Platinum Holdings Ltd	7,907	41,100
Sibanye Stillwater Ltd (b)	62,987	50,277
		1,464,516
Paper & Forest Products - 0.0%
Sappi Ltd	13,269	34,459
TOTAL MATERIALS		1,556,105

Real Estate - 0.0%
Diversified REITs - 0.0%
Growthpoint Properties Ltd	77,810	52,284
TOTAL SOUTH AFRICA		5,749,528
SPAIN - 1.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (c)(d)	13,063	412,615
Telefonica SA (e)	107,270	437,756
		850,371
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	10,026	708,286
Specialty Retail - 0.2%
Industria de Diseno Textil SA	24,994	1,280,292
TOTAL CONSUMER DISCRETIONARY		1,988,578

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	27,114	329,922
Financials - 0.6%
Banks - 0.6%
Banco Bilbao Vizcaya Argentaria SA	128,444	1,256,752
Banco de Sabadell SA	121,380	235,998
Banco Santander SA	345,340	1,597,631
Bankinter SA	14,263	112,876
CaixaBank SA	87,431	474,678
		3,677,935
Industrials - 0.1%
Construction & Engineering - 0.0%
ACS Actividades de Construccion y Servicios SA (b)	4,161	208,784
Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA (f)	363	0
Aena SME SA (c)(d)	1,635	334,320
		334,320
TOTAL INDUSTRIALS		543,104

Real Estate - 0.0%
Diversified REITs - 0.0%
Merlin Properties Socimi SA	8,872	93,371
Utilities - 0.4%
Electric Utilities - 0.4%
Acciona SA	556	62,604
Endesa SA	7,047	151,613
Iberdrola SA	129,046	1,778,284
Redeia Corp SA	9,023	154,217
		2,146,718
Gas Utilities - 0.0%
Enagas SA	5,300	64,672
Naturgy Energy Group SA	3,405	82,463
		147,135
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA (b)	6,769	70,397
TOTAL UTILITIES		2,364,250

TOTAL SPAIN		9,847,531
SWEDEN - 2.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	51,936	143,971
Entertainment - 0.0%
Embracer Group AB B Shares (b)	19,909	54,272
Interactive Media & Services - 0.0%
Hemnet Group AB	1,778	53,996
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	12,275	121,210
TOTAL COMMUNICATION SERVICES		373,449

Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Dometic Group AB (d)	6,967	32,745
Automobiles - 0.0%
Volvo Car AB (b)	14,594	31,631
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (c)(d)	4,223	325,508
Household Durables - 0.0%
Electrolux AB B Shares (b)	5,094	42,312
Leisure Products - 0.0%
Thule Group AB (c)(d)	2,328	71,878
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares (e)	12,623	170,112
TOTAL CONSUMER DISCRETIONARY		674,186

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Axfood AB B Shares	2,469	52,219
Food Products - 0.0%
AAK AB	4,048	115,471
Household Products - 0.1%
Essity AB B Shares	13,492	360,596
TOTAL CONSUMER STAPLES		528,286

Financials - 0.5%
Banks - 0.2%
Skandinaviska Enskilda Banken AB A Shares	36,819	504,005
Svenska Handelsbanken AB A Shares	34,711	358,393
Swedbank AB A1 Shares	20,460	403,695
		1,266,093
Capital Markets - 0.1%
Avanza Bank Holding AB	2,628	64,822
EQT AB	8,026	222,053
Nordnet AB	3,466	73,556
		360,431
Financial Services - 0.2%
Industrivarden AB A Shares	3,351	105,826
Industrivarden AB C Shares	3,334	105,198
Investor AB B Shares	40,662	1,075,735
Kinnevik AB B Shares (b)	5,322	35,471
L E Lundbergforetagen AB B Shares	1,622	73,448
		1,395,678
TOTAL FINANCIALS		3,022,202

Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (b)	5,127	147,084
Health Care Equipment & Supplies - 0.0%
Elekta AB B Shares	7,786	43,033
Getinge AB B Shares	4,805	78,847
		121,880
Health Care Technology - 0.0%
Sectra AB B Shares (b)	2,942	73,564
TOTAL HEALTH CARE		342,528

Industrials - 0.9%
Aerospace & Defense - 0.0%
Saab AB B Shares	7,301	154,218
Building Products - 0.2%
Assa Abloy AB B Shares	22,106	652,930
Nibe Industrier AB B Shares	33,955	132,703
		785,633
Commercial Services & Supplies - 0.0%
Bravida Holding AB (c)(d)	4,479	32,427
Loomis AB	1,565	47,584
Securitas AB B Shares	11,194	138,511
		218,522
Construction & Engineering - 0.0%
Skanska AB B Shares	7,927	166,725
Sweco AB B Shares	4,537	67,539
		234,264
Industrial Conglomerates - 0.0%
Investment AB Latour B Shares	3,092	77,105
Lifco AB B Shares	4,729	137,034
		214,139
Machinery - 0.7%
Alfa Laval AB	6,450	269,686
Atlas Copco AB A Shares	57,341	875,119
Atlas Copco AB B Shares	34,300	463,322
Epiroc AB A Shares	13,779	240,135
Epiroc AB B Shares	8,908	138,807
Husqvarna AB B Shares	7,997	41,735
Indutrade AB	5,932	148,516
Sandvik AB	24,065	431,519
SKF AB B Shares	8,326	156,228
Trelleborg AB B Shares	4,207	143,962
Volvo AB A Shares	4,478	109,361
Volvo AB B Shares	35,207	855,607
		3,873,997
Trading Companies & Distributors - 0.0%
AddTech AB B Shares	5,788	157,571
Beijer Ref AB B Shares	8,618	127,044
		284,615
TOTAL INDUSTRIALS		5,765,388

Information Technology - 0.2%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	68,749	556,761
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	45,627	435,621
Lagercrantz Group AB B Shares	4,395	82,467
		518,088
Software - 0.0%
Fortnox AB	10,762	70,133
TOTAL INFORMATION TECHNOLOGY		1,144,982

Materials - 0.1%
Chemicals - 0.0%
Hexpol AB B Shares	5,847	54,328
Containers & Packaging - 0.0%
Billerud Aktiebolag	4,901	44,917
Metals & Mining - 0.0%
Boliden AB	6,059	170,042
SSAB AB B Shares	13,621	54,059
		224,101
Paper & Forest Products - 0.1%
Holmen AB B Shares	2,055	75,447
Svenska Cellulosa AB SCA B Shares	13,313	169,002
		244,449
TOTAL MATERIALS		567,795

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Castellum AB (b)	9,379	102,192
Fabege AB	5,489	41,079
Fastighets AB Balder B Shares (b)	15,809	109,739
Sagax AB B Shares	4,928	100,753
Wallenstam AB B Shares	9,748	42,115
Wihlborgs Fastigheter AB	6,048	57,288
		453,166
TOTAL SWEDEN		12,871,982
SWITZERLAND - 2.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom AG	566	314,635
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA Series A	11,982	1,812,568
Swatch Group AG/The	644	117,054
		1,929,622
Consumer Staples - 0.1%
Food Products - 0.1%
Chocoladefabriken Lindt & Spruengli AG	22	244,108
Chocoladefabriken Lindt & Spruengli AG	2	220,373
		464,481
Financials - 1.0%
Capital Markets - 0.6%
Julius Baer Group Ltd	4,587	297,565
Partners Group Holding AG	488	661,385
UBS Group AG	71,779	2,193,193
		3,152,143
Insurance - 0.4%
Baloise Holding AG	1,021	184,613
Swiss Life Holding AG	640	493,355
Zurich Insurance Group AG	3,263	1,940,720
		2,618,688
TOTAL FINANCIALS		5,770,831

Health Care - 0.3%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	1,102	359,785
Straumann Holding AG	2,628	331,027
		690,812
Life Sciences Tools & Services - 0.2%
Lonza Group AG	1,610	950,513
Pharmaceuticals - 0.0%
Sandoz Group AG	9,604	393,345
TOTAL HEALTH CARE		2,034,670

Industrials - 0.6%
Building Products - 0.1%
Geberit AG	744	421,864
Electrical Equipment - 0.3%
ABB Ltd	35,627	1,923,805
Machinery - 0.1%
Schindler Holding AG	907	250,248
VAT Group AG (c)(d)	601	227,010
		477,258
Marine Transportation - 0.0%
Kuehne + Nagel International AG	1,189	272,243
Professional Services - 0.1%
Adecco Group AG	3,704	91,498
SGS SA	3,387	339,167
		430,665
TOTAL INDUSTRIALS		3,525,835

Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Logitech International SA	3,525	291,462
Materials - 0.3%
Chemicals - 0.3%
DSM-Firmenich AG	4,615	466,503
Givaudan SA	177	773,491
Sika AG	3,573	852,543
		2,092,537
TOTAL SWITZERLAND		16,424,073
TAIWAN - 6.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Chunghwa Telecom Co Ltd	84,000	316,092
Entertainment - 0.0%
International Games System Co Ltd	6,000	178,088
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	39,000	106,219
Taiwan Mobile Co Ltd	40,000	138,353
		244,572
TOTAL COMMUNICATION SERVICES		738,752

Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	44,000	65,691
Tong Yang Industry Co Ltd	10,000	34,074
		99,765
Automobiles - 0.0%
Yulon Motor Co Ltd	13,560	20,941
Broadline Retail - 0.0%
momo.com Inc	1,801	18,293
Poya International Co Ltd	1,060	16,049
		34,342
Household Durables - 0.0%
Nien Made Enterprise Co Ltd	4,000	44,636
Leisure Products - 0.0%
Giant Manufacturing Co Ltd	7,181	30,932
Merida Industry Co Ltd	5,000	22,977
		53,909
Specialty Retail - 0.0%
Hotai Motor Co Ltd	8,120	153,089
Textiles, Apparel & Luxury Goods - 0.1%
Eclat Textile Co Ltd	4,000	61,956
Feng TAY Enterprise Co Ltd	13,020	52,696
Makalot Industrial Co Ltd	5,287	51,667
Pou Chen Corp	54,000	60,655
Ruentex Industries Ltd	19,561	43,123
		270,097
TOTAL CONSUMER DISCRETIONARY		676,779

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	13,000	104,196
Food Products - 0.1%
Great Wall Enterprise Co Ltd	15,945	25,025
Lien Hwa Industrial Holdings Corp	24,887	38,447
Uni-President Enterprises Corp	106,000	261,233
		324,705
TOTAL CONSUMER STAPLES		428,901

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Formosa Petrochemical Corp	39,000	41,118
Financials - 0.7%
Banks - 0.4%
Chang Hwa Commercial Bank Ltd	168,328	91,530
CTBC Financial Holding Co Ltd	435,000	517,644
E.Sun Financial Holding Co Ltd	354,492	290,906
Far Eastern International Bank	82,821	33,295
First Financial Holding Co Ltd	251,077	207,244
Hua Nan Financial Holdings Co Ltd	229,193	182,481
King's Town Bank Co Ltd	20,000	30,873
Mega Financial Holding Co Ltd	259,524	305,843
Shanghai Commercial & Savings Bank Ltd/The	108,131	130,434
SinoPac Financial Holdings Co Ltd	280,649	195,590
Taichung Commercial Bank Co Ltd	81,994	46,840
Taishin Financial Holding Co Ltd	285,623	151,370
Taiwan Business Bank	146,305	66,171
Taiwan Cooperative Financial Holding Co Ltd	242,547	179,536
		2,429,757
Capital Markets - 0.0%
IBF Financial Holdings Co Ltd	62,538	28,475
Consumer Finance - 0.0%
Yulon Finance Corp	7,233	22,905
Financial Services - 0.1%
Chailease Holding Co Ltd	37,073	127,517
Yuanta Financial Holding Co Ltd	286,207	296,125
		423,642
Insurance - 0.2%
Cathay Financial Holding Co Ltd	214,897	446,788
Fubon Financial Holding Co Ltd	197,186	542,057
KGI Financial Holding Co Ltd	373,000	195,330
Shin Kong Financial Holding Co Ltd (b)	383,453	137,795
		1,321,970
TOTAL FINANCIALS		4,226,749

Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp (b)	7,000	131,091
Pharmaceuticals - 0.0%
Oneness Biotech Co Ltd	6,878	18,296
TOTAL HEALTH CARE		149,387

Industrials - 0.2%
Construction & Engineering - 0.0%
United Integrated Services Co Ltd	4,000	58,665
Electrical Equipment - 0.1%
Bizlink Holding Inc	3,070	57,098
Chung-Hsin Electric & Machinery Manufacturing Corp	9,000	42,144
Fortune Electric Co Ltd	4,400	75,301
Shihlin Electric & Engineering Corp	7,000	40,866
Tatung Co Ltd (b)	40,000	58,320
Teco Electric and Machinery Co Ltd	28,000	44,502
Voltronic Power Technology Corp	2,000	113,167
Walsin Lihwa Corp	69,308	50,022
		481,420
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	83,000	79,897
Machinery - 0.0%
Hiwin Technologies Corp	6,479	64,839
Marine Transportation - 0.1%
Evergreen Marine Corp Taiwan Ltd	22,670	155,450
Wan Hai Lines Ltd	31,000	76,578
Wisdom Marine Lines Co Ltd	9,000	18,504
Yang Ming Marine Transport Corp	38,000	87,651
		338,183
Passenger Airlines - 0.0%
China Airlines Ltd	61,000	47,640
Eva Airways Corp	58,562	79,105
		126,745
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	48,000	40,667
TOTAL INDUSTRIALS		1,190,416

Information Technology - 4.7%
Communications Equipment - 0.0%
Accton Technology Corp	11,000	258,443
Wistron NeWeb Corp	8,000	33,465
		291,908
Electronic Equipment, Instruments & Components - 0.7%
AUO Corp	161,600	72,072
Chroma ATE Inc	9,000	111,938
Compeq Manufacturing Co Ltd	25,000	53,299
Delta Electronics Inc	43,000	562,624
E Ink Holdings Inc	20,000	166,472
Elite Material Co Ltd	7,000	131,421
FLEXium Interconnect Inc	6,000	11,748
Foxconn Technology Co Ltd	23,000	52,032
Genius Electronic Optical Co Ltd	2,000	30,845
Gold Circuit Electronics Ltd	7,000	51,360
Hon Hai Precision Industry Co Ltd	268,600	1,501,077
Innolux Corp	175,291	76,564
Largan Precision Co Ltd	2,000	162,755
Lotes Co Ltd	2,045	121,464
Nan Ya Printed Circuit Board Corp	5,000	19,825
Primax Electronics Ltd	11,000	25,453
Simplo Technology Co Ltd	4,000	48,405
Sinbon Electronics Co Ltd	5,000	39,861
Synnex Technology International Corp	29,000	62,543
Taiwan Union Technology Corp	6,000	31,060
Tong Hsing Electronic Industries Ltd	3,640	15,389
Tripod Technology Corp	10,000	60,060
Unimicron Technology Corp	29,000	124,217
Walsin Technology Corp	7,000	19,691
Wpg Holding Co Ltd	36,920	76,849
WT Microelectronics Co Ltd	14,000	46,851
Yageo Corp	10,851	178,485
Zhen Ding Technology Holding Ltd	14,000	51,111
		3,905,471
Semiconductors & Semiconductor Equipment - 3.6%
Alchip Technologies Ltd	2,000	199,187
AP Memory Technology Corp	3,000	28,866
ASE Technology Holding Co Ltd	76,000	373,051
ASMedia Technology Inc	1,000	60,267
ASPEED Technology Inc	1,000	101,170
Chipbond Technology Corp	13,000	25,505
Elan Microelectronics Corp	6,000	27,584
eMemory Technology Inc	1,000	102,128
Faraday Technology Corp	5,154	37,719
Global Unichip Corp	2,000	82,545
Globalwafers Co Ltd	6,000	69,701
Jentech Precision Industrial Co Ltd	2,000	92,696
King Yuan Electronics Co Ltd	24,000	81,233
Kinsus Interconnect Technology Corp	6,000	18,431
Macronix International Co Ltd	38,060	22,934
MediaTek Inc	36,000	1,547,041
Nanya Technology Corp (b)	25,000	22,238
Novatek Microelectronics Corp	13,000	198,517
Parade Technologies Ltd	2,000	46,687
Phison Electronics Corp	4,000	65,031
Powerchip Semiconductor Manufacturing Corp (b)	73,999	35,793
Powertech Technology Inc	16,000	59,379
Radiant Opto-Electronics Corp	10,000	59,812
Realtek Semiconductor Corp	11,000	190,034
Silicon Motion Technology Corp ADR	718	38,808
Sino-American Silicon Products Inc	12,000	49,156
Taiwan Semiconductor Manufacturing Co Ltd	538,000	17,478,364
United Microelectronics Corp	256,000	333,338
Vanguard International Semiconductor Corp	22,921	69,791
Win Semiconductors Corp (b)	9,000	30,699
Winbond Electronics Corp (b)	69,708	31,398
		21,579,103
Technology Hardware, Storage & Peripherals - 0.4%
Acer Inc	67,000	81,128
Advantech Co Ltd	11,028	116,260
Asia Vital Components Co Ltd	7,000	132,003
Asustek Computer Inc	15,000	281,053
AURAS Technology Co Ltd	2,000	40,756
Catcher Technology Co Ltd	15,000	88,573
Chicony Electronics Co Ltd	15,010	69,461
Compal Electronics Inc	89,000	101,858
Getac Holdings Corp	9,000	29,025
Gigabyte Technology Co Ltd	12,000	99,249
HTC Corp (b)	15,000	22,456
Inventec Corp	69,000	105,105
King Slide Works Co Ltd	2,000	94,124
Lite-On Technology Corp	49,000	148,294
Micro-Star International Co Ltd	16,000	89,328
Pegatron Corp	45,000	125,787
Qisda Corp	39,000	39,898
Quanta Computer Inc	62,000	539,408
Wistron Corp	64,058	202,299
Wiwynn Corp	3,000	238,071
		2,644,136
TOTAL INFORMATION TECHNOLOGY		28,420,618

Materials - 0.1%
Chemicals - 0.1%
China Petrochemical Development Corp (b)	73,479	16,452
Formosa Chemicals & Fibre Corp	90,000	74,837
Formosa Plastics Corp	105,000	113,554
Nan Ya Plastics Corp	124,000	112,900
Taiwan Fertilizer Co Ltd	16,000	24,912
		342,655
Construction Materials - 0.0%
Asia Cement Corp	55,000	67,713
TCC Group Holdings Co Ltd	152,162	146,946
		214,659
Metals & Mining - 0.0%
China Steel Corp	280,000	167,625
TA Chen Stainless Pipe	42,315	39,007
Tung Ho Steel Enterprise Corp	10,370	21,468
		228,100
Paper & Forest Products - 0.0%
YFY Inc	29,000	26,254
TOTAL MATERIALS		811,668

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Highwealth Construction Corp	39,296	51,970
Ruentex Development Co Ltd	39,371	51,427
		103,397
TOTAL TAIWAN		36,787,785
THAILAND - 0.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
True Corp PCL (b)	57,977	18,183
True Corp PCL depository receipt (b)	317,103	102,216
		120,399
Media - 0.0%
VGI PCL warrants (b)	9,600	28
VGI PCL warrants 5/23/2027 (b)	9,690	28
		56
Wireless Telecommunication Services - 0.1%
Advanced Info Service PCL	3,200	26,661
Advanced Info Service PCL depository receipt	20,700	172,466
Intouch Holdings PCL depository receipt	20,100	56,632
		255,759
TOTAL COMMUNICATION SERVICES		376,214

Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Sri Trang Agro-Industry PCL depository receipt	17,200	9,019
Broadline Retail - 0.0%
Central Retail Corp Pcl	6,541	6,431
Central Retail Corp Pcl depository receipt	57,300	56,344
		62,775
Hotels, Restaurants & Leisure - 0.0%
Asset World Corp PCL depository receipt	199,200	20,348
Central Plaza Hotel PCL depository receipt	13,300	13,328
Minor International PCL	4,710	3,551
Minor International PCL depository receipt	57,438	43,307
		80,534
Specialty Retail - 0.0%
Home Product Center PCL	9,000	2,448
Home Product Center PCL depository receipt	77,100	20,973
PTT Oil & Retail Business PCL depository receipt	67,500	26,091
Siam Global House PCL depository receipt	51,677	20,784
		70,296
TOTAL CONSUMER DISCRETIONARY		222,624

Consumer Staples - 0.1%
Beverages - 0.0%
Carabao Group PCL	1,900	4,332
Carabao Group PCL depository receipt	9,300	21,205
Osotspa PCL depository receipt	32,100	19,391
Thai Beverage PCL	191,900	76,583
		121,511
Consumer Staples Distribution & Retail - 0.1%
Berli Jucker PCL depository receipt	20,400	13,773
CP ALL PCL	10,000	16,188
CP ALL PCL depository receipt	87,500	141,650
		171,611
Food Products - 0.0%
Charoen Pokphand Foods PCL depository receipt	76,400	50,662
Thai Union Group PCL depository receipt	44,800	16,920
		67,582
TOTAL CONSUMER STAPLES		360,704

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Banpu PCL depository receipt	97,200	16,893
IRPC PCL depository receipt	210,800	7,544
PTT Exploration & Production PCL	9,700	33,857
PTT Exploration & Production PCL depository receipt	22,000	76,789
PTT PCL	22,700	21,016
PTT PCL depository receipt	168,100	155,631
Thai Oil PCL	3,254	2,690
Thai Oil PCL depository receipt	16,422	13,577
		327,997
Financials - 0.1%
Banks - 0.1%
Bangkok Bank PCL depository receipt	12,900	56,611
Kasikornbank PCL depository receipt	25,900	117,063
Kiatnakin Phatra Bank PCL	1,900	2,902
Kiatnakin Phatra Bank PCL depository receipt	5,600	8,555
Kiatnakin Phatra Bank PCL warrants 3/17/2026 (b)	158	5
Kiatnakin Phatra Bank PCL warrants 3/17/2026 (b)	342	13
Krung Thai Bank PCL	9,800	5,987
Krung Thai Bank PCL depository receipt	66,800	40,813
SCB X PCL	6,050	20,682
SCB X PCL depository receipt	13,000	44,442
Thanachart Capital PCL depository receipt	10,800	15,885
Tisco Financial Group PCL	2,000	5,734
Tisco Financial Group PCL depository receipt	7,000	20,068
TMBThanachart Bank PCL	220,872	11,953
TMBThanachart Bank PCL depository receipt	856,456	46,347
		397,060
Consumer Finance - 0.0%
Bangkok Commercial Asset Management PCL depository receipt	29,600	5,241
Krungthai Card PCL depository receipt	23,600	34,288
Muangthai Capital PCL depository receipt	15,000	20,883
Ngern Tid Lor PCL depository receipt	36,375	17,951
Srisawad Corp PCL depository receipt	15,840	19,168
		97,531
Insurance - 0.0%
Thai Life Insurance PCL	42,000	13,663
Thai Life Insurance PCL depository receipt	24,100	7,840
		21,503
TOTAL FINANCIALS		516,094

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bangkok Chain Hospital PCL depository receipt	24,400	10,829
Bangkok Dusit Medical Services PCL depository receipt	106,300	75,766
Bumrungrad Hospital Pcl depository receipt	8,500	49,277
Chularat Hospital PCL depository receipt	114,000	8,088
		143,960
Industrials - 0.0%
Ground Transportation - 0.0%
BTS Group Holdings PCL depository receipt (b)	155,344	27,508
Transportation Infrastructure - 0.0%
Airports of Thailand PCL	14,300	24,704
Airports of Thailand PCL depository receipt	80,600	139,238
Bangkok Expressway & Metro PCL	53,200	10,975
Bangkok Expressway & Metro PCL depository receipt	129,900	26,797
		201,714
TOTAL INDUSTRIALS		229,222

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Delta Electronics Thailand PCL depository receipt	102,800	452,399
Hana Microelectronics PCL depository receipt	17,300	12,364
KCE Electronics PCL depository receipt	11,100	7,850
		472,613
Materials - 0.0%
Chemicals - 0.0%
Indorama Ventures PCL depository receipt	44,500	32,058
PTT Global Chemical PCL depository receipt	36,500	25,828
		57,886
Construction Materials - 0.0%
Siam Cement PCL/The	500	2,439
Siam Cement PCL/The depository receipt	6,100	29,755
		32,194
Containers & Packaging - 0.0%
SCG Packaging PCL depository receipt	27,200	15,445
TOTAL MATERIALS		105,525

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL depository receipt	30,000	49,708
Land & Houses PCL depository receipt	83,200	12,222
WHA Corp PCL depository receipt	167,700	26,835
		88,765
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
B Grimm Power PCL	2,800	1,581
B Grimm Power PCL depository receipt	25,400	14,339
Electricity Generating PCL depository receipt	4,900	16,663
Energy Absolute PCL	1,100	126
Energy Absolute PCL depository receipt	45,200	5,166
Energy Absolute PCL rights 1/23/2025 (b)	45,200	3,046
Energy Absolute PCL rights 1/23/2025 (b)	1,100	74
Global Power Synergy PCL	1,646	1,822
Global Power Synergy PCL depository receipt	14,400	15,938
Gulf Energy Development PCL	20,100	34,696
Gulf Energy Development PCL depository receipt	108,800	187,807
Ratch Group PCL depository receipt	11,200	9,766
		291,024
TOTAL THAILAND		3,134,742
TURKEY - 0.3%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	26,459	69,417
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
EGE Endustri VE Ticaret AS	23	6,376
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	1,560	41,325
Tofas Turk Otomobil Fabrikasi AS	2,646	15,343
		56,668
Household Durables - 0.0%
Arcelik AS (b)	4,591	18,431
Specialty Retail - 0.0%
Dogan Sirketler Grubu Holding AS	22,565	9,244
Textiles, Apparel & Luxury Goods - 0.0%
Aksa (Akrilik Kimya Sanayi)	34,284	12,542
Mavi Giyim Sanayi Ve Ticaret AS Class B (c)(d)	6,447	15,894
		28,436
TOTAL CONSUMER DISCRETIONARY		119,155

Consumer Staples - 0.0%
Beverages - 0.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	4,253	23,038
Coca-Cola Icecek AS	18,722	31,731
		54,769
Consumer Staples Distribution & Retail - 0.0%
BIM Birlesik Magazalar AS	9,883	147,666
Migros Ticaret AS	1,953	30,202
Sok Marketler Ticaret AS	6,783	7,901
		185,769
Food Products - 0.0%
Kayseri Seker Fabrikasi AS (b)	5,492	3,073
Ulker Biskuvi Sanayi AS (b)	4,184	13,922
		16,995
TOTAL CONSUMER STAPLES		257,533

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	20,256	81,261
Financials - 0.1%
Banks - 0.1%
Akbank TAS	68,314	125,248
Haci Omer Sabanci Holding AS	30,067	81,603
Turkiye Is Bankasi AS Class C	193,575	74,099
Yapi ve Kredi Bankasi AS	72,893	63,101
		344,051
Capital Markets - 0.0%
Is Yatirim Menkul Degerler AS	12,166	16,853
Financial Services - 0.0%
Borusan Yatirim ve Pazarlama AS	169	9,742
Turkiye Sinai Kalkinma Bankasi AS (b)	24,772	8,558
		18,300
Insurance - 0.0%
Anadolu Anonim Turk Sigorta Sirketi (b)	3,624	10,656
Turkiye Sigorta AS	19,211	9,955
		20,611
TOTAL FINANCIALS		399,815

Health Care - 0.0%
Health Care Providers & Services - 0.0%
MLP Saglik Hizmetleri AS (b)(c)(d)	1,373	14,828
Industrials - 0.2%
Aerospace & Defense - 0.0%
Aselsan Elektronik Sanayi Ve Ticaret AS	26,488	54,292
Building Products - 0.0%
Kaleseramik Canakkale Kalebodur Seramik Sanayi AS	4,205	4,199
Construction & Engineering - 0.0%
Enka Insaat ve Sanayi AS	40,281	55,346
Kontrolmatik Enerji Ve Muhendislik AS	7,031	7,668
Tekfen Holding AS (b)	4,598	9,366
		72,380
Electrical Equipment - 0.0%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	5,210	16,777
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS	5,028	4,716
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	10,746	5,739
		27,232
Industrial Conglomerates - 0.1%
AG Anadolu Grubu Holding AS Class A	2,676	23,680
Alarko Holding AS	3,964	10,310
Bera Holding AS (b)	14,379	6,069
KOC Holding AS	28,103	141,900
Turkiye Sise ve Cam Fabrikalari AS	29,468	34,590
		216,549
Machinery - 0.0%
Otokar Otomotiv Ve Savunma Sanayi A.S.	775	10,616
Turk Traktor ve Ziraat Makineleri AS	577	12,234
		22,850
Passenger Airlines - 0.1%
Pegasus Hava Tasimaciligi AS	4,618	27,809
Turk Hava Yollari AO (b)	15,672	124,502
		152,311
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS (b)	4,578	35,463
TOTAL INDUSTRIALS		585,276

Information Technology - 0.0%
Software - 0.0%
MIA Teknoloji AS (b)	6,142	7,317
Technology Hardware, Storage & Peripherals - 0.0%
Reeder Teknoloji Sanayi VE Ticaret AS	4,993	2,026
TOTAL INFORMATION TECHNOLOGY		9,343

Materials - 0.0%
Chemicals - 0.0%
Hektas Ticaret TAS (b)	75,506	8,261
Petkim Petrokimya Holding AS (b)	24,767	12,674
Politeknik Metal Sanayi ve Ticaret AS (b)	15	2,970
Sasa Polyester Sanayi AS	236,320	27,192
		51,097
Construction Materials - 0.0%
Nuh Cimento Sanayi AS	1,475	12,510
Oyak Cimento Fabrikalari AS	28,333	19,224
		31,734
Metals & Mining - 0.0%
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (b)	995	12,124
Eregli Demir ve Celik Fabrikalari TAS	78,138	53,902
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D	14,750	11,301
Koza Altin Isletmeleri AS (b)	21,586	13,780
Koza Anadolu Metal Madencilik Isletmeleri AS (b)	4,018	8,434
		99,541
TOTAL MATERIALS		182,372

Real Estate - 0.0%
Residential REITs - 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS (b)	38,961	15,002
Utilities - 0.0%
Electric Utilities - 0.0%
Enerjisa Enerji AS (c)(d)	5,058	8,422
Independent Power and Renewable Electricity Producers - 0.0%
Aksa Enerji Uretim AS	6,380	7,071
TOTAL UTILITIES		15,493

TOTAL TURKEY		1,749,495
UNITED ARAB EMIRATES - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Emirates Telecommunications Group Co PJSC	77,541	344,528
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Americana Restaurants International PLC - Foreign Co	64,067	38,547
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	63,690	61,036
TOTAL CONSUMER DISCRETIONARY		99,583

Financials - 0.2%
Banks - 0.2%
Abu Dhabi Commercial Bank PJSC	65,230	185,050
Abu Dhabi Islamic Bank PJSC	32,481	122,211
Dubai Islamic Bank PJSC	64,397	124,304
Emirates NBD Bank PJSC	54,929	320,776
First Abu Dhabi Bank PJSC	98,532	368,585
		1,120,926
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Modon Holding PSC (b)	73,138	66,507
Multiply Group PJSC (b)	73,653	41,508
		108,015
Passenger Airlines - 0.0%
Air Arabia PJSC	50,683	42,500
Transportation Infrastructure - 0.0%
Salik Co PJSC	42,475	62,445
TOTAL INDUSTRIALS		212,960

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC	83,762	175,138
Emaar Development PJSC	18,119	67,582
Emaar Properties PJSC	137,713	481,783
		724,503
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	201,036	155,441
TOTAL UNITED ARAB EMIRATES		2,657,941
UNITED KINGDOM - 7.1%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.0%
BT Group PLC	126,401	227,947
Interactive Media & Services - 0.1%
Auto Trader Group PLC (c)(d)	19,911	197,017
Rightmove PLC	17,594	141,362
		338,379
Media - 0.1%
Informa PLC	29,618	296,037
ITV PLC	79,566	73,311
WPP PLC	24,053	247,935
		617,283
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	500,770	427,197
TOTAL COMMUNICATION SERVICES		1,610,806

Consumer Discretionary - 0.6%
Broadline Retail - 0.1%
B&M European Value Retail SA	21,194	97,375
Next PLC	2,609	310,225
		407,600
Distributors - 0.0%
Inchcape PLC	9,260	89,205
Diversified Consumer Services - 0.0%
Pearson PLC	14,792	237,196
Hotels, Restaurants & Leisure - 0.4%
Compass Group PLC	37,871	1,260,099
Entain PLC	14,251	122,602
InterContinental Hotels Group PLC	3,560	442,948
Whitbread PLC	3,988	147,081
		1,972,730
Household Durables - 0.1%
Barratt Redrow PLC	30,690	169,090
Bellway PLC	2,671	83,328
Berkeley Group Holdings PLC	2,282	111,057
Persimmon PLC	7,146	107,174
Taylor Wimpey PLC	78,887	120,066
		590,715
Leisure Products - 0.0%
Games Workshop Group PLC	740	123,305
Specialty Retail - 0.0%
JD Sports Fashion PLC	54,994	66,024
Kingfisher PLC	40,715	126,557
		192,581
Textiles, Apparel & Luxury Goods - 0.0%
Burberry Group PLC	8,015	98,016
TOTAL CONSUMER DISCRETIONARY		3,711,348

Consumer Staples - 1.6%
Beverages - 0.3%
Coca-Cola Europacific Partners PLC	4,615	354,478
Diageo PLC	49,561	1,574,941
		1,929,419
Consumer Staples Distribution & Retail - 0.2%
J Sainsbury PLC	37,556	128,637
Marks & Spencer Group PLC	45,566	213,395
Ocado Group PLC (b)	13,693	51,820
Tesco PLC	152,796	702,763
		1,096,615
Food Products - 0.0%
Associated British Foods PLC	7,146	182,768
Tate & Lyle PLC	8,671	70,505
		253,273
Household Products - 0.2%
Reckitt Benckiser Group PLC	15,534	940,285
Personal Care Products - 0.5%
Unilever PLC	55,567	3,157,352
Tobacco - 0.4%
British American Tobacco PLC	44,470	1,604,688
Imperial Brands PLC	17,646	564,299
		2,168,987
TOTAL CONSUMER STAPLES		9,545,931

Energy - 0.0%
Energy Equipment & Services - 0.0%
Subsea 7 SA	5,066	80,151
Financials - 2.0%
Banks - 1.2%
Barclays PLC	327,381	1,095,154
HSBC Holdings PLC	411,452	4,041,735
Lloyds Banking Group PLC	1,380,404	942,718
NatWest Group PLC	149,890	751,137
Standard Chartered PLC	46,336	570,452
		7,401,196
Capital Markets - 0.5%
3i Group PLC	21,693	965,626
abrdn plc	41,570	73,457
Hargreaves Lansdown PLC	7,786	107,025
IG Group Holdings PLC	8,210	101,805
Intermediate Capital Group PLC	6,495	167,988
London Stock Exchange Group PLC	10,302	1,454,178
Man Group Plc/Jersey	26,533	71,216
Schroders PLC	20,708	83,891
St James's Place PLC	12,256	133,180
		3,158,366
Financial Services - 0.1%
M&G PLC	48,713	120,656
Wise PLC Class A (b)	14,851	198,191
		318,847
Insurance - 0.2%
Admiral Group PLC	6,017	199,164
Aviva PLC	59,685	350,286
Beazley PLC	14,439	147,592
Hiscox Ltd	7,574	102,688
Legal & General Group PLC	132,344	380,736
Phoenix Group Holdings PLC	17,959	114,663
		1,295,129
TOTAL FINANCIALS		12,173,538

Health Care - 0.8%
Health Care Equipment & Supplies - 0.1%
ConvaTec Group PLC (c)(d)	36,030	99,774
Smith & Nephew PLC	19,472	241,305
		341,079
Pharmaceuticals - 0.7%
Astrazeneca PLC	34,554	4,505,140
TOTAL HEALTH CARE		4,846,219

Industrials - 1.2%
Aerospace & Defense - 0.5%
BAE Systems PLC	67,499	968,292
Melrose Industries PLC	27,493	190,610
Rolls-Royce Holdings PLC (b)	189,511	1,343,898
		2,502,800
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC	56,262	280,830
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	60,000	318,987
DCC PLC	2,188	140,793
Smiths Group PLC	7,675	165,167
		624,947
Machinery - 0.1%
IMI PLC	5,801	132,246
Spirax Group PLC	1,638	140,569
Weir Group PLC/The	5,733	156,749
		429,564
Passenger Airlines - 0.0%
International Consolidated Airlines Group SA	54,322	204,641
Professional Services - 0.3%
Intertek Group PLC	3,593	212,669
RELX PLC	41,598	1,884,763
		2,097,432
Trading Companies & Distributors - 0.2%
Ashtead Group PLC	9,748	605,905
Bunzl PLC	7,541	311,161
Diploma PLC	2,985	158,819
Howden Joinery Group PLC	12,239	121,580
RS GROUP PLC	10,673	91,059
		1,288,524
TOTAL INDUSTRIALS		7,428,738

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Halma PLC	8,415	283,279
Spectris PLC	2,223	69,797
		353,076
Software - 0.1%
Sage Group PLC/The	22,346	356,121
TOTAL INFORMATION TECHNOLOGY		709,197

Materials - 0.0%
Chemicals - 0.0%
Croda International PLC	3,074	130,022
Johnson Matthey PLC	4,027	67,555
		197,577
Containers & Packaging - 0.0%
DS Smith PLC	30,752	208,661
TOTAL MATERIALS		406,238

Real Estate - 0.1%
Diversified REITs - 0.0%
British Land Co PLC/The	20,381	91,956
Land Securities Group PLC	16,616	121,481
		213,437
Industrial REITs - 0.1%
Segro PLC	30,161	264,763
Tritax Big Box REIT PLC	54,624	90,745
		355,508
Office REITs - 0.0%
Derwent London PLC	2,548	62,489
Residential REITs - 0.0%
UNITE Group PLC/The	9,171	92,596
TOTAL REAL ESTATE		724,030

Utilities - 0.4%
Electric Utilities - 0.1%
SSE PLC	24,376	488,605
Multi-Utilities - 0.2%
Centrica PLC	116,445	194,759
National Grid PLC	108,965	1,294,532
		1,489,291
Water Utilities - 0.1%
Severn Trent PLC	5,901	185,277
United Utilities Group PLC	15,238	200,452
		385,729
TOTAL UTILITIES		2,363,625

TOTAL UNITED KINGDOM		43,599,821
UNITED STATES - 6.4%
Communication Services - 0.2%
Entertainment - 0.2%
Spotify Technology SA (b)	3,270	1,462,933
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Stellantis NV (Italy)	49,185	641,439
Consumer Staples - 0.9%
Food Products - 0.8%
JBS S/A	15,500	91,075
Nestle SA	58,410	4,792,144
		4,883,219
Personal Care Products - 0.1%
Haleon PLC	156,647	738,615
TOTAL CONSUMER STAPLES		5,621,834

Energy - 1.0%
Energy Equipment & Services - 0.0%
Tenaris SA	9,866	186,255
Oil, Gas & Consumable Fuels - 1.0%
BP PLC	366,312	1,810,669
DHT Holdings Inc	3,168	29,430
Shell PLC	140,260	4,372,045
		6,212,144
TOTAL ENERGY		6,398,399

Financials - 0.2%
Insurance - 0.2%
Swiss Re AG	6,510	941,118
Health Care - 2.8%
Biotechnology - 0.3%
CSL Ltd	10,771	1,877,212
Legend Biotech Corp ADR (b)	1,761	57,303
		1,934,515
Health Care Equipment & Supplies - 0.2%
Alcon AG	11,133	943,340
Inmode Ltd (b)	1,703	28,440
		971,780
Life Sciences Tools & Services - 0.1%
ICON PLC (b)	1,845	386,915
QIAGEN NV	4,977	221,915
		608,830
Pharmaceuticals - 2.2%
Bausch Health Cos Inc (b)	6,633	53,461
GSK PLC	92,399	1,558,520
Novartis AG	43,938	4,277,685
Roche Holding AG	15,633	4,371,092
Roche Holding AG	669	199,473
Sanofi SA	24,562	2,387,692
		12,847,923
TOTAL HEALTH CARE		16,363,048

Industrials - 0.9%
Building Products - 0.0%
Reliance Worldwide Corp Ltd	17,746	55,139
Commercial Services & Supplies - 0.2%
GFL Environmental Inc Subordinate Voting Shares	5,122	228,333
Waste Connections Inc	5,754	987,121
		1,215,454
Construction & Engineering - 0.1%
Ferrovial SE	11,133	468,204
Electrical Equipment - 0.5%
Schneider Electric SE	11,992	2,985,481
Professional Services - 0.1%
Experian PLC	20,493	880,787
TOTAL INDUSTRIALS		5,605,065

Information Technology - 0.1%
Software - 0.1%
CyberArk Software Ltd (b)	959	319,491
Monday.com Ltd (b)	844	198,711
Sinch AB (b)(c)(d)	15,066	28,229
		546,431
Materials - 0.2%
Construction Materials - 0.2%
Holcim AG	11,746	1,130,963
James Hardie Industries PLC depository receipt (b)	9,613	296,280
		1,427,243
TOTAL UNITED STATES		39,007,510
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	15,056	194,085
TOTAL COMMON STOCKS (Cost $531,761,538)		595,372,234

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bancolombia SA	10,206	81,499
GERMANY - 0.2%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Dr Ing hc F Porsche AG (c)(d)	2,025	122,713
Porsche Automobil Holding SE	3,359	126,569
Volkswagen AG	4,086	376,996
		626,278
Consumer Staples - 0.1%
Household Products - 0.1%
Henkel AG & Co KGaA	3,548	311,289
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	562	125,278
TOTAL GERMANY		1,062,845
KOREA (SOUTH) - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Motor Co	495	50,594
Hyundai Motor Co Series 2	813	84,962
		135,556
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	18,719	553,697
Materials - 0.0%
Chemicals - 0.0%
LG Chem Ltd	162	17,249
TOTAL KOREA (SOUTH)		706,502
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegaz Pjsc (b)(f)	105,000	0
Transneft PJSC (b)(f)	2,400	0
		0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	15,430	0
TOTAL RUSSIA		0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $2,780,087)		1,850,846

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (h) (Cost $313,068)	4.46	315,000	313,209

Money Market Funds - 3.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.36	13,766,076	13,768,830
Fidelity Securities Lending Cash Central Fund (i)(j)	4.35	5,554,400	5,554,955
TOTAL MONEY MARKET FUNDS (Cost $19,323,785)			19,323,785

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $554,178,478)	616,860,074
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(4,064,727)
NET ASSETS - 100.0%	612,795,347

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	85	Mar 2025	9,636,875	(240,112)	(240,112)
ICE MSCI Emerging Markets Index Contracts (United States)	86	Mar 2025	4,617,340	(138,653)	(138,653)
TME S&P/TSX 60 Index Contracts (Canada)	6	Mar 2025	1,239,779	(27,910)	(27,910)

TOTAL FUTURES CONTRACTS					(406,675)
The notional amount of futures purchased as a percentage of Net Assets is 2.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $12,691,432 or 2.1% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,357,478 or 2.0% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $313,209.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	18,828,567	100,486,127	105,545,492	748,711	(372)	-	13,768,830	13,766,076	0.0%
Fidelity Securities Lending Cash Central Fund	3,602,272	58,970,292	57,017,609	46,583	-	-	5,554,955	5,554,400	0.0%
Total	22,430,839	159,456,419	162,563,101	795,294	(372)	-	19,323,785	19,320,476

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	34,351,238	11,487,578	22,863,660	-
Consumer Discretionary	66,728,497	24,236,899	42,491,598	-
Consumer Staples	39,680,668	14,620,470	25,060,198	-
Energy	28,918,755	18,708,712	10,210,043	-
Financials	139,011,395	74,788,649	64,222,746	-
Health Care	49,470,802	14,049,185	35,421,617	-
Industrials	88,264,358	35,481,737	52,782,621	-
Information Technology	80,020,687	15,540,143	64,480,544	-
Materials	37,548,219	17,504,105	20,044,114	-
Real Estate	12,948,836	10,311,378	2,637,458	-
Utilities	18,428,779	9,469,929	8,958,850	-

Non-Convertible Preferred Stocks
Consumer Discretionary	761,834	-	761,834	-
Consumer Staples	311,289	311,289	-	-
Energy	-	-	-	-
Financials	81,499	81,499	-	-
Health Care	125,278	125,278	-	-
Information Technology	553,697	-	553,697	-
Materials	17,249	-	17,249	-

U.S. Treasury Obligations	313,209	-	313,209	-

Money Market Funds	19,323,785	19,323,785	-	-
Total Investments in Securities:	616,860,074	266,040,636	350,819,438	-
Derivative Instruments: Liabilities
Futures Contracts	(406,675)	(406,675)	-	-
Total Liabilities	(406,675)	(406,675)	-	-
Total Derivative Instruments:	(406,675)	(406,675)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(406,675)
Total Equity Risk	0	(406,675)
Total Value of Derivatives	0	(406,675)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
VIP International Index Portfolio
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value (including securities loaned of $5,273,193) - See accompanying schedule:
Unaffiliated issuers (cost $534,854,693)	$597,536,289
Fidelity Central Funds (cost $19,323,785)	19,323,785

Total Investment in Securities (cost $554,178,478)		$616,860,074
Segregated cash with brokers for derivative instruments		183,397
Foreign currency held at value (cost $475,641)		470,711
Receivable for fund shares sold		436,319
Dividends receivable		620,013
Reclaims receivable		1,097,631
Distributions receivable from Fidelity Central Funds		58,067
Other receivables		16
Total assets		619,726,228
Liabilities
Payable for fund shares redeemed	$330,381
Accrued management fee	82,869
Distribution and service plan fees payable	26,015
Payable for daily variation margin on futures contracts	18,022
Deferred taxes	918,525
Other payables and accrued expenses	83
Collateral on securities loaned	5,554,986
Total liabilities		6,930,881
Net Assets		$612,795,347
Net Assets consist of:
Paid in capital		$584,633,070
Total accumulated earnings (loss)		28,162,277
Net Assets		$612,795,347

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($481,217,548 ÷ 44,436,439 shares)		$10.83
Service Class :
Net Asset Value, offering price and redemption price per share ($12,380,466 ÷ 1,143,035 shares)		$10.83
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($119,197,333 ÷ 11,068,371 shares)		$10.77
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends		$17,758,435
Interest		37,926
Income from Fidelity Central Funds (including $46,583 from security lending)		795,294
Income before foreign taxes withheld		$18,591,655
Less foreign taxes withheld		(1,647,950)
Total income		16,943,705
Expenses
Management fee	$829,632
Transfer agent fees	138,438
Distribution and service plan fees	275,482
Independent trustees' fees and expenses	2,513
Miscellaneous	4,215
Total expenses before reductions	1,250,280
Expense reductions	(17,781)
Total expenses after reductions		1,232,499
Net Investment income (loss)		15,711,206
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $42,399)	(5,877,358)
Fidelity Central Funds	(372)
Foreign currency transactions	(126,417)
Futures contracts	1,960,531
Total net realized gain (loss)		(4,043,616)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $428,194)	16,828,026
Assets and liabilities in foreign currencies	(98,736)
Futures contracts	(1,203,066)
Total change in net unrealized appreciation (depreciation)		15,526,224
Net gain (loss)		11,482,608
Net increase (decrease) in net assets resulting from operations		$27,193,814
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,711,206	$12,605,760
Net realized gain (loss)	(4,043,616)	(6,009,232)
Change in net unrealized appreciation (depreciation)	15,526,224	59,534,615
Net increase (decrease) in net assets resulting from operations	27,193,814	66,131,143
Distributions to shareholders	(17,618,671)	(13,591,191)

Share transactions - net increase (decrease)	73,883,025	105,237,570
Total increase (decrease) in net assets	83,458,168	157,777,522

Net Assets
Beginning of period	529,337,179	371,559,657
End of period	$612,795,347	$529,337,179

Financial Highlights
VIP International Index Portfolio Initial Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.61	$9.40	$11.45	$10.95	$10.03
Income from Investment Operations
Net investment income (loss) A,B	.30	.29	.29	.28	.20
Net realized and unrealized gain (loss)	.25	1.21	(2.12)	.56	.87
Total from investment operations	.55	1.50	(1.83)	.84	1.07
Distributions from net investment income	(.33)	(.29)	(.22)	(.30)	(.15)
Distributions from net realized gain	-	-	-	(.04)	- C
Total distributions	(.33)	(.29)	(.22)	(.34)	(.15)
Net asset value, end of period	$10.83	$10.61	$9.40	$11.45	$10.95
Total Return D,E	5.11%	16.16%	(16.02)%	7.72%	10.69%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.17%	.17%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.17%	.17%	.17%	.17%	.17%
Expenses net of all reductions	.16%	.17%	.17%	.17%	.17%
Net investment income (loss)	2.70%	2.85%	2.96%	2.38%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$481,218	$432,410	$313,947	$346,107	$213,113
Portfolio turnover rate H	5%	6%	20%	18%	10%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP International Index Portfolio Service Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.61	$9.40	$11.44	$10.94	$10.02
Income from Investment Operations
Net investment income (loss) A,B	.29	.28	.30	.27	.18
Net realized and unrealized gain (loss)	.25	1.21	(2.14)	.56	.88
Total from investment operations	.54	1.49	(1.84)	.83	1.06
Distributions from net investment income	(.32)	(.28)	(.20)	(.29)	(.14)
Distributions from net realized gain	-	-	-	(.04)	- C
Total distributions	(.32)	(.28)	(.20)	(.33)	(.14)
Net asset value, end of period	$10.83	$10.61	$9.40	$11.44	$10.94
Total Return D,E	5.01%	16.04%	(16.13)%	7.65%	10.60%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.26%	.27%	.27%	.27%	.27%
Expenses net of fee waivers, if any	.26%	.27%	.27%	.27%	.27%
Expenses net of all reductions	.26%	.27%	.27%	.27%	.27%
Net investment income (loss)	2.61%	2.75%	2.86%	2.28%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$12,380	$11,438	$8,884	$54,755	$5,832
Portfolio turnover rate H	5%	6%	20%	18%	10%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP International Index Portfolio Service Class 2

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.56	$9.36	$11.41	$10.92	$10.02
Income from Investment Operations
Net investment income (loss) A,B	.27	.26	.26	.25	.17
Net realized and unrealized gain (loss)	.25	1.21	(2.10)	.56	.87
Total from investment operations	.52	1.47	(1.84)	.81	1.04
Distributions from net investment income	(.31)	(.27)	(.21)	(.28)	(.13)
Distributions from net realized gain	-	-	-	(.04)	- C
Total distributions	(.31)	(.27)	(.21)	(.32)	(.14) D
Net asset value, end of period	$10.77	$10.56	$9.36	$11.41	$10.92
Total Return E,F	4.82%	15.88%	(16.21)%	7.48%	10.34%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.41%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.41%	.42%	.42%	.42%	.42%
Expenses net of all reductions	.41%	.42%	.42%	.42%	.42%
Net investment income (loss)	2.46%	2.61%	2.71%	2.13%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$119,197	$85,489	$48,729	$39,406	$15,151
Portfolio turnover rate I	5%	6%	20%	18%	10%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
VIP Total Market Index Portfolio, VIP Extended Market Index Portfolio and VIP International Index Portfolio (the Funds) are funds of Variable Insurance Products Fund II (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers the following classes of shares: Initial Class, Service Class and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends or foreign taxes withheld, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. VIP International Index Portfolio is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards, certain foreign taxes and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
VIP Total Market Index Portfolio	827,938,172	426,618,069	(57,319,328)	369,298,741
VIP Extended Market Index Portfolio	243,540,562	81,789,988	(22,822,657)	58,967,331
VIP International Index Portfolio	564,192,261	124,500,051	(71,860,147)	52,639,904

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
VIP Total Market Index Portfolio	2,667,599	(2,703,851)	369,298,741
VIP Extended Market Index Portfolio	678,735	(20,479,281)	58,966,765
VIP International Index Portfolio	1,496,548	(25,014,327)	52,598,582

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
VIP Total Market Index Portfolio	-	(2,703,851)	(2,703,851)
VIP Extended Market Index Portfolio	(1,511,601)	(18,967,680)	(20,479,281)
VIP International Index Portfolio	(7,641,043)	(17,373,284)	(25,014,327)

The tax character of distributions paid was as follows:

December 31, 2024
	Ordinary Income ($)	Total ($)
VIP Total Market Index Portfolio	13,954,136	13,954,136
VIP Extended Market Index Portfolio	3,555,697	3,555,697
VIP International Index Portfolio	17,618,671	17,618,671

December 31, 2023
	Ordinary Income ($)	Total ($)
VIP Total Market Index Portfolio	7,738,444	7,738,444
VIP Extended Market Index Portfolio	3,304,163	3,304,163
VIP International Index Portfolio	13,591,191	13,591,191

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
VIP International Index Portfolio	18,131,730

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Total Market Index Portfolio	186,126,836	23,872,052
VIP Extended Market Index Portfolio	81,862,511	29,681,408
VIP International Index Portfolio	106,259,164	27,549,203
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee.

Effective June 1, 2024, each Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating each Fund out of each class's management fee.

Each class of each Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month based on an annual rate expressed as a percentage of each class's average net assets as noted in the following table:

	Initial Class	Service Class	Service Class 2
VIP Total Market Index Portfolio	.11%	.11%	.11%
VIP Extended Market Index Portfolio	.12%	.12%	.12%
VIP International Index Portfolio	.16%	.16%	.16%

A different management fee rate may be applicable to each class of each Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each Fund's assets, which do not vary by class.

Prior to June 1, 2024, the management fee was based on an annual rate of .06%, .07% and .11% of VIP Total Market Index Portfolio's, VIP Extended Market Index Portfolio's and VIP International Index Portfolio's average net assets, respectively. Under the management contract, the investment adviser paid all other fund-level expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

In addition, under the expense contract, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table. The expense contract was discontinued effective May 31, 2024.

	Initial Class	Service Class	Service Class 2
VIP Total Market Index Portfolio	.12%	.22%	.37%
VIP Extended Market Index Portfolio	.13%	.23%	.38%
VIP International Index Portfolio	.17%	.27%	.42%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class ($)	Service Class 2 ($)	Total ($)
VIP Total Market Index Portfolio	4,427	193,437	197,864
VIP Extended Market Index Portfolio	56,186	27,988	84,174
VIP International Index Portfolio	12,869	262,613	275,482

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds.

Effective June 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

Prior to June 1, 2024, for each Fund, FIIOC received asset-based fees based on each class's average net assets for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .06% of average net assets. Under the expense contract, each class of each Fund paid a portion of the transfer agent fees equal to an annual rate of .06% of class-level average net assets. For the portion of the reporting period prior to June 1, 2024, the total transfer agent fees paid by each applicable class were as follows:

Amount ($)
VIP Total Market Index Portfolio
Initial Class	211,789
Service Class	954
Service Class 2	16,330
229,073
VIP Extended Market Index Portfolio
Initial Class	41,832
Service Class	12,390
Service Class 2	2,071
56,293
VIP International Index Portfolio
Initial Class	112,125
Service Class	2,978
Service Class 2	23,335
138,438

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Total Market Index Portfolio	8,527	614	16,397
VIP Extended Market Index Portfolio	18,381	1,473	14,640
VIP International Index Portfolio	4,871	4	-
9. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
VIP Total Market Index Portfolio	1,627
VIP Extended Market Index Portfolio	7,936
VIP International Index Portfolio	17,781
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
VIP Total Market Index Portfolio
Distributions to shareholders
Initial Class	$12,954,202	$7,277,989
Service Class	59,847	40,809
Service Class 2	940,087	419,646
Total	$13,954,136	$7,738,444
VIP Extended Market Index Portfolio
Distributions to shareholders
Initial Class	$2,552,856	$2,555,843
Service Class	830,166	643,814
Service Class 2	172,675	104,506
Total	$3,555,697	$3,304,163
VIP International Index Portfolio
Distributions to shareholders
Initial Class	$14,110,542	$ 11,292,801
Service Class	356,984	288,828
Service Class 2	3,151,145	2,009,562
Total	$17,618,671	$13,591,191
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023
VIP Total Market Index Portfolio
Initial Class
Shares sold	9,787,880	9,219,753	$191,245,836	$144,247,291
Reinvestment of distributions	621,187	445,955	12,954,202	7,277,989
Shares redeemed	(3,903,819)	(4,215,357)	(76,353,562)	(65,841,556)
Net increase (decrease)	6,505,248	5,450,351	$127,846,476	$85,683,724
Service Class
Shares sold	129,349	264,228	$2,542,768	$4,305,263
Reinvestment of distributions	2,768	2,421	57,821	39,458
Shares redeemed	(101,680)	(77,976)	(1,998,060)	(1,293,441)
Net increase (decrease)	30,437	188,673	$602,529	$3,051,280
Service Class 2
Shares sold	1,903,302	1,344,060	$36,606,402	$20,399,590
Reinvestment of distributions	45,113	25,808	940,087	419,646
Shares redeemed	(544,845)	(472,917)	(10,602,021)	(7,356,151)
Net increase (decrease)	1,403,570	896,951	$26,944,468	$13,463,085
VIP Extended Market Index Portfolio
Initial Class
Shares sold	3,180,242	15,958,059	$44,304,131	$181,843,758
Reinvestment of distributions	171,238	220,141	2,552,856	2,555,843
Shares redeemed	(2,591,549)	(15,905,507)	(35,254,596)	(177,049,776)
Net increase (decrease)	759,931	272,693	$11,602,391	$7,349,825
Service Class
Shares sold	3,142,903	1,587,422	$42,655,451	$18,985,279
Reinvestment of distributions	55,659	55,377	828,451	641,821
Shares redeemed	(1,244,424)	(862,835)	(16,964,170)	(10,262,803)
Net increase (decrease)	1,954,138	779,964	$26,519,732	$9,364,297
Service Class 2
Shares sold	902,129	393,756	$12,617,486	$4,658,754
Reinvestment of distributions	11,493	9,025	172,675	104,506
Shares redeemed	(262,126)	(400,385)	(3,676,097)	(4,632,348)
Net increase (decrease)	651,496	2,396	$9,114,064	$130,912
VIP International Index Portfolio
Initial Class
Shares sold	7,021,927	9,207,032	$78,007,909	$93,616,574
Reinvestment of distributions	1,264,490	1,121,155	14,110,542	11,292,801
Shares redeemed	(4,612,110)	(2,970,025)	(51,710,576)	(30,072,430)
Net increase (decrease)	3,674,307	7,358,162	$40,407,875	$74,836,945
Service Class
Shares sold	860,996	512,259	$9,648,701	$5,154,366
Reinvestment of distributions	31,696	28,356	353,608	285,854
Shares redeemed	(827,567)	(407,592)	(9,365,201)	(4,073,452)
Net increase (decrease)	65,125	133,023	$637,108	$1,366,768
Service Class 2
Shares sold	4,200,170	3,911,974	$46,464,863	$39,271,954
Reinvestment of distributions	283,491	200,301	3,151,145	2,009,562
Shares redeemed	(1,514,094)	(1,220,718)	(16,777,966)	(12,247,659)
Net increase (decrease)	2,969,567	2,891,557	$32,838,042	$29,033,857
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Extended Market Index Portfolio	54%	2	31%
VIP International Index Portfolio	54%	1	29%
VIP Total Market Index Portfolio	77%	1	12%
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund II and the Shareholders of VIP Total Market Index Portfolio, VIP Extended Market Index Portfolio, and VIP International Index Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of VIP Total Market Index Portfolio, VIP Extended Market Index Portfolio, and VIP International Index Portfolio (the "Funds"), each a fund of Variable Insurance Products Fund II, including the schedules of investments, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 14, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends:

VIP Total Market Index Portfolio	$1,096,369
VIP Extended Market Index Portfolio	$259,489
VIP International Index Portfolio	$719,001

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	Initial Class	Service Class	Service Class 2
VIP Total Market Index Portfolio
February, 2024	52%	55%	58%
December, 2024	100%	100%	100%
VIP Extended Market Index Portfolio
February, 2024	4%	4%	4%
December, 2024	70%	74%	79%
VIP International Index Portfolio
February, 2024	0%	0%	0%
December, 2024	0%	0%	0%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
VIP International Index Portfolio
Initial Class	12/06/24	$0.2918	$0.0288
Service Class	12/06/24	$0.2832	$0.0288
Service Class 2	12/06/24	$0.2736	$0.0288

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	35,115,445,138.03	95.41
Withheld	1,688,162,573.22	4.59
TOTAL	36,803,607,711.25	100.00
Robert A. Lawrence
Affirmative	35,088,609,864.54	95.34
Withheld	1,714,997,846.71	4.66
TOTAL	36,803,607,711.25	100.00
Vijay C. Advani
Affirmative	35,010,407,909.42	95.13
Withheld	1,793,199,801.83	4.87
TOTAL	36,803,607,711.25	100.00
Thomas P. Bostick
Affirmative	35,057,529,083.85	95.26
Withheld	1,746,078,627.39	4.74
TOTAL	36,803,607,711.25	100.00
Donald F. Donahue
Affirmative	35,013,585,423.05	95.14
Withheld	1,790,022,288.19	4.86
TOTAL	36,803,607,711.25	100.00
Vicki L. Fuller
Affirmative	35,122,634,645.90	95.43
Withheld	1,680,973,065.35	4.57
TOTAL	36,803,607,711.25	100.00
Patricia L. Kampling
Affirmative	35,180,534,002.80	95.59
Withheld	1,623,073,708.44	4.41
TOTAL	36,803,607,711.25	100.00
Thomas A. Kennedy
Affirmative	35,124,156,340.38	95.44
Withheld	1,679,451,370.87	4.56
TOTAL	36,803,607,711.25	100.00
Oscar Munoz
Affirmative	35,015,482,863.79	95.14
Withheld	1,788,124,847.45	4.86
TOTAL	36,803,607,711.25	100.00
Karen B. Peetz
Affirmative	35,090,964,426.07	95.35
Withheld	1,712,643,285.17	4.65
TOTAL	36,803,607,711.25	100.00
David M. Thomas
Affirmative	34,979,784,204.17	95.04
Withheld	1,823,823,507.08	4.96
TOTAL	36,803,607,711.25	100.00
Susan Tomasky
Affirmative	35,096,963,470.38	95.36
Withheld	1,706,644,240.86	4.64
TOTAL	36,803,607,711.25	100.00
Michael E. Wiley
Affirmative	34,987,599,655.10	95.07
Withheld	1,816,008,056.15	4.93
TOTAL	36,803,607,711.25	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9891400.106
VIPSAI-ANN-0325
Fidelity® Variable Insurance Products:

VIP Disciplined Small Cap Portfolio

Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Disciplined Small Cap Portfolio
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Common Stocks - 98.0%
	Shares	Value ($)
BERMUDA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Teekay Corp Ltd	72,557	502,820
CANADA - 0.3%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Teekay Tankers Ltd Class A	22,583	898,578
Health Care - 0.1%
Biotechnology - 0.1%
Aurinia Pharmaceuticals Inc (a)	43,917	394,374
TOTAL CANADA		1,292,952
GERMANY - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Affimed NV (a)(b)	4,468	5,317
IRELAND - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp	12,286	149,275
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Cimpress PLC (a)	12,995	932,001
TOTAL IRELAND		1,081,276
MONACO - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Scorpio Tankers Inc	15,509	770,642
Industrials - 0.0%
Marine Transportation - 0.0%
Costamare Inc	9,281	119,261
TOTAL MONACO		889,903
NORWAY - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SFL Corp Ltd (b)	62,452	638,259
PUERTO RICO - 0.3%
Financials - 0.3%
Banks - 0.3%
First BanCorp/Puerto Rico	87,143	1,619,988
SWITZERLAND - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
ADC Therapeutics SA (a)(b)	40,126	79,851
THAILAND - 0.6%
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.6%
Fabrinet (a)	13,640	2,999,163
UNITED STATES - 96.2%
Communication Services - 3.1%
Diversified Telecommunication Services - 1.0%
AST SpaceMobile Inc Class A (a)(b)	7,527	158,820
Atn International Inc	23,406	393,455
Bandwidth Inc Class A (a)	94,440	1,607,369
IDT Corp Class B	3,926	186,564
Lumen Technologies Inc (a)	385,873	2,048,986
Shenandoah Telecommunications Co	11,148	140,575
		4,535,769
Entertainment - 0.6%
AMC Entertainment Holdings Inc Class A (a)(b)	21,619	86,044
Cinemark Holdings Inc (a)	22,450	695,501
Eventbrite Inc Class A (a)	122,062	410,128
Lions Gate Entertainment Corp Class A (a)(b)	7,991	68,243
Lions Gate Entertainment Corp Class B (a)	22,161	167,316
Madison Square Garden Entertainment Corp Class A (a)	38,500	1,370,600
Marcus Corp/The	12,034	258,731
		3,056,563
Interactive Media & Services - 1.2%
TrueCar Inc (a)	134,139	500,338
Vimeo Inc Class A (a)	327,718	2,097,395
Yelp Inc Class A (a)	76,710	2,968,678
Zedge Inc Class B (a)	11,195	30,115
ZipRecruiter Inc Class A (a)	23,168	167,736
		5,764,262
Media - 0.1%
Gannett Co Inc (a)	55,132	278,968
Stagwell Inc Class A (a)	14,512	95,488
		374,456
Wireless Telecommunication Services - 0.2%
Telephone and Data Systems Inc	33,316	1,136,409
TOTAL COMMUNICATION SERVICES		14,867,459

Consumer Discretionary - 10.2%
Automobile Components - 0.7%
American Axle & Manufacturing Holdings Inc (a)	116,244	677,703
Cooper-Standard Holdings Inc (a)(b)	50,392	683,316
Goodyear Tire & Rubber Co/The (a)	203,684	1,833,156
Luminar Technologies Inc Class A (a)(b)	38,580	207,560
Stoneridge Inc (a)	9,150	57,370
		3,459,105
Automobiles - 0.5%
Winnebago Industries Inc	45,185	2,158,939
Diversified Consumer Services - 0.2%
Chegg Inc (a)	205,378	330,658
Graham Holdings Co Class B	856	746,364
		1,077,022
Hotels, Restaurants & Leisure - 2.1%
Brinker International Inc (a)	9,349	1,236,779
Dine Brands Global Inc	2,223	66,912
International Game Technology PLC	59,845	1,056,863
Life Time Group Holdings Inc (a)	47,747	1,056,164
Light & Wonder Inc Class A (a)	8,579	741,054
Monarch Casino & Resort Inc	1,335	105,332
PlayAGS Inc (a)	83,294	960,380
Red Rock Resorts Inc Class A	30,043	1,389,188
Shake Shack Inc Class A (a)	15,668	2,033,706
Texas Roadhouse Inc	2,468	445,301
United Parks & Resorts Inc (a)	11,545	648,714
		9,740,393
Household Durables - 2.6%
Ethan Allen Interiors Inc	27,215	765,014
Flexsteel Industries Inc	11,896	646,428
Installed Building Products Inc (b)	13,316	2,333,629
KB Home	15,152	995,789
M/I Homes Inc (a)	18,380	2,443,621
Meritage Homes Corp	8,952	1,376,997
Taylor Morrison Home Corp (a)	37,484	2,294,396
Tri Pointe Homes Inc (a)	36,677	1,329,908
		12,185,782
Leisure Products - 0.2%
Peloton Interactive Inc Class A (a)(b)	86,611	753,516
Revelyst Inc	8,453	162,551
Sturm Ruger & Co Inc	4,800	169,776
		1,085,843
Specialty Retail - 3.6%
Abercrombie & Fitch Co Class A (a)	25,309	3,782,937
American Eagle Outfitters Inc	173,009	2,884,060
Carparts Com Inc (a)	134,272	145,014
Carvana Co Class A (a)	11,162	2,269,904
EVgo Inc Class A (a)(b)	26,462	107,171
ODP Corp/The (a)	15,877	361,043
Petco Health & Wellness Co Inc Class A (a)	317,615	1,210,113
Sally Beauty Holdings Inc (a)	163,466	1,708,220
Sleep Number Corp (a)(b)	25,576	389,778
Sonic Automotive Inc Class A (b)	9,239	585,291
Upbound Group Inc	77,713	2,266,888
Urban Outfitters Inc (a)	15,227	835,658
Victoria's Secret & Co (a)	16,386	678,708
		17,224,785
Textiles, Apparel & Luxury Goods - 0.3%
G-III Apparel Group Ltd (a)	3,369	109,897
Hanesbrands Inc (a)	48,745	396,784
Kontoor Brands Inc	9,443	806,527
Rocky Brands Inc	4,032	91,929
		1,405,137
TOTAL CONSUMER DISCRETIONARY		48,337,006

Consumer Staples - 3.3%
Beverages - 1.1%
Coca-Cola Consolidated Inc	1,210	1,524,588
National Beverage Corp	4,195	179,001
Primo Brands Corp Class A	111,235	3,422,701
		5,126,290
Consumer Staples Distribution & Retail - 1.1%
Natural Grocers by Vitamin Cottage Inc	14,527	577,012
PriceSmart Inc	1,211	111,618
Sprouts Farmers Market Inc (a)	31,439	3,994,954
United Natural Foods Inc (a)	20,550	561,221
Weis Markets Inc	2,331	157,855
		5,402,660
Food Products - 0.9%
Cal-Maine Foods Inc	9,104	936,984
Fresh Del Monte Produce Inc	13,507	448,566
Lancaster Colony Corp	13,825	2,393,661
WK Kellogg Co (b)	26,146	470,367
		4,249,578
Household Products - 0.1%
Energizer Holdings Inc	12,507	436,369
Personal Care Products - 0.1%
Honest Co Inc/The (a)	37,471	259,674
Medifast Inc (a)(b)	9,413	165,857
		425,531
TOTAL CONSUMER STAPLES		15,640,428

Energy - 4.5%
Energy Equipment & Services - 1.8%
Archrock Inc	92,814	2,310,141
Bristow Group Inc (a)	16,075	551,373
ChampionX Corp	19,186	521,667
Expro Group Holdings NV (a)	13,000	162,110
Helix Energy Solutions Group Inc (a)	87,292	813,561
Helmerich & Payne Inc (b)	47,007	1,505,165
Nabors Industries Ltd (a)(b)	16,916	967,088
Nabors Industries Ltd warrants 6/11/2026 (a)	5,910	21,571
Oil States International Inc (a)	48,119	243,482
Tidewater Inc (a)	14,437	789,848
Transocean Ltd (a)(b)	76,465	286,744
Weatherford International PLC	7,380	528,629
		8,701,379
Oil, Gas & Consumable Fuels - 2.7%
Berry Corp	41,392	170,949
California Resources Corp	18,459	957,838
CNX Resources Corp (a)	42,917	1,573,766
CONSOL Energy Inc	9,206	982,096
Crescent Energy Co Class A (b)	192,789	2,816,647
Delek US Holdings Inc	25,455	470,918
Dorian LPG Ltd	9,205	224,326
Excelerate Energy Inc Class A	3,791	114,678
Green Plains Inc (a)	10,693	101,369
International Seaways Inc	12,153	436,779
Matador Resources Co	27,966	1,573,367
Murphy Oil Corp	28,331	857,296
Riley Exploration Permian Inc	13,236	422,493
Sitio Royalties Corp Class A	13,488	258,700
Uranium Energy Corp (a)(b)	31,885	213,311
World Kinect Corp (b)	48,981	1,347,467
		12,522,000
TOTAL ENERGY		21,223,379

Financials - 18.1%
Banks - 8.2%
1st Source Corp	5,872	342,807
Amalgamated Financial Corp	21,032	703,941
Ameris Bancorp	27,036	1,691,643
Associated Banc-Corp	24,355	582,085
Atlantic Union Bankshares Corp (b)	5,895	223,303
Axos Financial Inc (a)	16,781	1,172,153
BancFirst Corp	11,760	1,378,037
Bank of Hawaii Corp (b)	8,933	636,387
Berkshire Hills Bancorp Inc	5,899	167,709
Byline Bancorp Inc	9,672	280,488
Cadence Bank	28,773	991,230
Capital City Bank Group Inc	1,334	48,890
Cathay General Bancorp	7,971	379,499
Central Pacific Financial Corp	41,820	1,214,871
City Holding Co	1,096	129,854
Coastal Financial Corp/WA Class A (a)	2,204	187,142
Community Financial System Inc (b)	23,948	1,477,113
Community Trust Bancorp Inc	5,717	303,173
CVB Financial Corp	35,604	762,282
Esquire Financial Holdings Inc	1,646	130,857
FB Financial Corp	26,954	1,388,401
Financial Institutions Inc	7,687	209,778
First Busey Corp	55,755	1,314,145
First Financial Bancorp	21,578	580,017
First Financial Bankshares Inc	36,607	1,319,682
First Merchants Corp	27,873	1,111,854
Fulton Financial Corp	56,903	1,097,090
Great Southern Bancorp Inc (b)	16,726	998,542
Hancock Whitney Corp	1,577	86,292
Independent Bank Corp/MI	2,985	103,967
Lakeland Financial Corp (b)	35,247	2,423,584
Mercantile Bank Corp	1,897	84,397
Midland States Bancorp Inc	3,753	91,572
NB Bancorp Inc	93,150	1,682,289
Nbt Bancorp Inc	4,672	223,135
Northfield Bancorp Inc	77,975	906,070
Northwest Bancshares Inc	191,504	2,525,938
OceanFirst Financial Corp	27,069	489,949
Old National Bancorp/IN	9,199	199,664
Park National Corp (b)	4,740	812,578
Peapack-Gladstone Financial Corp	8,641	276,944
Provident Financial Services Inc (b)	47,700	900,099
Renasant Corp (b)	32,518	1,162,519
S&T Bancorp Inc	4,458	170,385
ServisFirst Bancshares Inc	7,084	600,298
Sierra Bancorp	11,332	327,721
Stock Yards Bancorp Inc (b)	1,802	129,040
TriCo Bancshares	3,047	133,154
UMB Financial Corp	2,813	317,475
United Bankshares Inc/WV	14,370	539,594
Veritex Holdings Inc	20,992	570,143
WaFd Inc	9,698	312,664
WesBanco Inc	59,605	1,939,547
Westamerica BanCorp	14,658	768,959
		38,600,950
Capital Markets - 3.3%
Artisan Partners Asset Management Inc Class A	3,349	144,173
BGC Group Inc Class A	282,269	2,557,357
Brightsphere Investment Group Inc	23,607	621,808
DigitalBridge Group Inc Class A	69,056	778,952
Federated Hermes Inc Class B	62,371	2,564,072
Oppenheimer Holdings Inc Class A	3,734	239,312
PJT Partners Inc Class A (b)	7,653	1,207,720
StepStone Group Inc Class A	14,828	858,245
Stifel Financial Corp	17,212	1,825,849
StoneX Group Inc (a)	10,088	988,321
Victory Capital Holdings Inc Class A	18,684	1,223,055
Virtus Invt Partners Inc	703	155,068
WisdomTree Inc (b)	240,949	2,529,965
		15,693,897
Consumer Finance - 1.7%
Bread Financial Holdings Inc	3,577	218,412
Dave Inc Class A (a)	16,317	1,418,274
EZCORP Inc Class A (a)	108,569	1,326,713
FirstCash Holdings Inc	12,163	1,260,087
Green Dot Corp Class A (a)	8,544	90,907
Lendingtree Inc (a)	14,599	565,711
NerdWallet Inc Class A (a)	16,805	223,507
PROG Holdings Inc	56,956	2,406,961
Regional Management Corp	9,008	306,092
		7,816,664
Financial Services - 2.5%
AvidXchange Holdings Inc (a)	279,902	2,894,187
Compass Diversified Holdings	118,079	2,725,263
Flywire Corp (a)	31,144	642,189
NMI Holdings Inc (a)	58,731	2,158,952
Payoneer Global Inc (a)	305,648	3,068,706
Waterstone Financial Inc	16,975	228,144
		11,717,441
Insurance - 2.1%
American Coastal Insurance Corp	7,670	103,237
Amerisafe Inc	3,512	181,008
CNO Financial Group Inc	35,633	1,325,904
Genworth Financial Inc Class A (a)	181,049	1,265,533
HCI Group Inc (b)	5,096	593,837
Heritage Insurance Holdings Inc (a)	29,375	355,438
Lemonade Inc (a)(b)	28,670	1,051,616
Oscar Health Inc Class A (a)	53,881	724,161
Root Inc/OH Class A (a)(b)	8,261	599,666
Selective Insurance Group Inc	25,283	2,364,466
Trupanion Inc (a)	10,926	526,633
Universal Insurance Holdings Inc	28,967	610,045
		9,701,544
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Kkr Real Estate Finance Trust Inc	52,211	527,331
Ladder Capital Corp Class A	25,919	290,034
TPG RE Finance Trust Inc	112,334	954,839
		1,772,204
TOTAL FINANCIALS		85,302,700

Health Care - 15.6%
Biotechnology - 7.6%
2seventy bio Inc (a)(b)	47,019	138,236
89bio Inc (a)(b)	18,670	145,999
Absci Corp (a)(b)	45,121	118,217
ACADIA Pharmaceuticals Inc (a)	36,486	669,518
ACELYRIN Inc (a)(b)	23,721	74,484
Adicet Bio Inc (a)	45,925	44,180
ADMA Biologics Inc (a)	29,721	509,715
Adverum Biotechnologies Inc (a)(b)	11,364	53,070
Agenus Inc (a)(b)	31,216	85,532
Agios Pharmaceuticals Inc (a)	5,602	184,082
Akebia Therapeutics Inc (a)	241,442	458,740
Akero Therapeutics Inc (a)	8,797	244,733
Alector Inc (a)	46,279	87,467
Alkermes PLC (a)	34,115	981,147
Allakos Inc (a)	159,089	192,498
Allovir Inc (a)(b)	179,553	75,412
Altimmune Inc (a)(b)	11,600	83,636
Amicus Therapeutics Inc (a)	64,994	612,243
Anika Therapeutics Inc (a)	7,615	125,343
Annexon Inc (a)	40,152	205,980
Apogee Therapeutics Inc (a)	1,300	58,890
Arcellx Inc (a)	4,782	366,732
Arcturus Therapeutics Holdings Inc (a)	12,935	219,507
Arcutis Biotherapeutics Inc (a)(b)	47,263	658,374
ArriVent Biopharma Inc	4,089	108,931
Arrowhead Pharmaceuticals Inc (a)	12,010	225,788
Assembly Biosciences Inc (a)	4,013	63,325
Atara Biotherapeutics Inc (a)(b)	9,631	128,189
Atreca Inc Class A rights (a)(c)	11,775	0
Avid Bioservices Inc (a)(b)	29,963	370,043
Avidity Biosciences Inc (a)	21,282	618,881
Beam Therapeutics Inc (a)	5,788	143,542
Bioatla Inc (a)	47,735	28,221
BioCryst Pharmaceuticals Inc (a)	53,643	403,395
Biohaven Ltd (a)	21,450	801,158
Black Diamond Therapeutics Inc (a)(b)	58,658	125,528
Bluebird Bio Inc (a)(b)	13,516	112,723
Blueprint Medicines Corp (a)	8,062	703,168
Bolt Biotherapeutics Inc (a)	27,696	14,820
Bridgebio Pharma Inc (a)	14,395	394,999
C4 Therapeutics Inc (a)(b)	50,447	181,609
CareDx Inc (a)	22,947	491,295
Carisma Therapeutics Inc rights (a)(c)	165,842	2
Cartesian Therapeutics Inc rights (a)(c)	46,724	20,091
Catalyst Pharmaceuticals Inc (a)	29,052	606,315
Celldex Therapeutics Inc (a)	9,263	234,076
Cogent Biosciences Inc (a)	40,394	315,073
Crinetics Pharmaceuticals Inc (a)	10,725	548,369
Cullinan Therapeutics Inc (a)(b)	17,190	209,374
Cytokinetics Inc (a)	13,901	653,903
CytomX Therapeutics Inc (a)	108,311	111,560
Denali Therapeutics Inc (a)	11,123	226,687
Design Therapeutics Inc (a)(b)	25,200	155,484
Dynavax Technologies Corp (a)	4,990	63,722
Dyne Therapeutics Inc (a)	5,572	131,276
Eagle Pharmaceuticals Inc/DE (a)	6,814	3,407
Editas Medicine Inc (a)(b)	78,242	99,367
Emergent BioSolutions Inc (a)	35,532	339,686
Enanta Pharmaceuticals Inc (a)	18,509	106,427
Erasca Inc (a)(b)	96,321	241,766
Fate Therapeutics Inc (a)	65,499	108,073
FibroGen Inc (a)	99,250	52,553
Fortress Biotech Inc (a)(b)	20,629	41,774
Geron Corp (a)	47,052	166,564
Halozyme Therapeutics Inc (a)	17,105	817,790
Heron Therapeutics Inc (a)(b)	25,098	38,400
Ideaya Biosciences Inc (a)	7,730	198,661
Immunovant Inc (a)	1,807	44,759
Inhibrx Biosciences Inc	11,876	182,890
Insmed Inc (a)	29,052	2,005,751
Intellia Therapeutics Inc (a)	2,264	26,398
Iovance Biotherapeutics Inc (a)(b)	20,681	153,039
Ironwood Pharmaceuticals Inc Class A (a)(b)	77,722	344,308
Jasper Therapeutics Inc Class A (a)	11,899	254,401
Jounce Therapeutics Inc rights (a)(c)	67,389	1
KalVista Pharmaceuticals Inc (a)(b)	20,394	172,737
Karyopharm Therapeutics Inc (a)(b)	94,334	63,798
Kodiak Sciences Inc (a)	60,080	597,796
Krystal Biotech Inc (a)	2,920	457,447
Kura Oncology Inc (a)	36,158	314,936
Kymera Therapeutics Inc (a)	2,361	94,983
MacroGenics Inc (a)(b)	39,900	129,675
Madrigal Pharmaceuticals Inc (a)	2,381	734,705
Mural Oncology PLC (a)	3,019	9,721
Myriad Genetics Inc (a)	32,765	449,208
Neurogene Inc (a)	3,698	84,536
Nkarta Inc (a)	42,606	106,089
Novavax Inc (a)(b)	46,348	372,638
Nurix Therapeutics Inc (a)(b)	16,965	319,621
Nuvalent Inc Class A (a)	2,834	221,846
Oncternal Therapeutics Inc rights (a)(c)	466	0
Organogenesis Holdings Inc Class A (a)	30,019	96,061
ORIC Pharmaceuticals Inc (a)(b)	31,769	256,376
Passage Bio Inc (a)	21,054	11,940
Precigen Inc (a)(b)	111,048	124,374
Protagonist Therapeutics Inc (a)	4,371	168,721
PTC Therapeutics Inc (a)	18,804	848,813
Puma Biotechnology Inc (a)	38,077	116,135
Q32 Bio Inc (a)(b)	24,341	83,733
Q32 Bio Inc rights (a)(c)	22,439	0
RAPT Therapeutics Inc (a)	4,926	7,783
Recursion Pharmaceuticals Inc Class A (a)(b)	71,255	481,684
Relay Therapeutics Inc (a)	31,946	131,618
Replimune Group Inc (a)	29,747	360,236
REVOLUTION Medicines Inc (a)	23,904	1,045,561
Rhythm Pharmaceuticals Inc (a)	13,601	761,384
Rocket Pharmaceuticals Inc (a)	5,923	74,452
Sage Therapeutics Inc (a)(b)	40,203	218,302
Sana Biotechnology Inc (a)	45,946	74,892
Sangamo Therapeutics Inc (a)(b)	220,038	224,439
Scholar Rock Holding Corp (a)	23,011	994,535
SpringWorks Therapeutics Inc (a)	5,492	198,426
Summit Therapeutics Inc (a)	3,028	54,035
Surface Oncology Inc rights (a)(c)	32,938	0
Sutro Biopharma Inc (a)(b)	54,469	100,223
Syndax Pharmaceuticals Inc (a)	8,970	118,583
Tenaya Therapeutics Inc (a)(b)	32,623	46,651
TG Therapeutics Inc (a)	16,571	498,787
Tourmaline Bio Inc (a)(b)	7,060	143,177
Travere Therapeutics Inc (a)	37,710	656,908
Twist Bioscience Corp (a)	15,500	720,285
Vanda Pharmaceuticals Inc (a)(b)	49,378	236,521
Vaxcyte Inc (a)	18,151	1,485,842
Vera Therapeutics Inc Class A (a)	1,049	44,362
Veracyte Inc (a)	19,562	774,655
Vericel Corp (a)	3,319	182,246
Voyager Therapeutics Inc (a)(b)	28,887	163,789
XBiotech Inc (a)(b)	7,080	27,966
Y-mAbs Therapeutics Inc (a)	12,500	97,875
Zentalis Pharmaceuticals Inc (a)	42,799	129,681
		35,702,084
Health Care Equipment & Supplies - 2.8%
Accuray Inc Del (a)	178,351	353,135
AtriCure Inc (a)	18,767	573,520
Avanos Medical Inc (a)	36,647	583,420
Axogen Inc (a)	77,588	1,278,650
Bioventus Inc (a)	83,501	876,761
Cerus Corp (a)(b)	183,372	282,393
CONMED Corp (b)	6,576	450,061
Glaukos Corp (a)	7,727	1,158,586
Haemonetics Corp (a)	10,458	816,561
Inari Medical Inc (a)	7,569	386,397
iRhythm Technologies Inc (a)	21,038	1,896,996
Lantheus Holdings Inc (a)	5,308	474,854
LeMaitre Vascular Inc	1,871	172,394
Merit Medical Systems Inc (a)	20,700	2,002,104
Novocure Ltd (a)	16	477
RxSight Inc (a)	7,982	274,421
Tactile Systems Technology Inc (a)(b)	13,549	232,094
Tandem Diabetes Care Inc (a)	20,789	748,820
Varex Imaging Corp (a)(b)	56,462	823,781
		13,385,425
Health Care Providers & Services - 2.1%
23andMe Holding Co Class A (a)(b)	15,114	49,121
Addus HomeCare Corp (a)	1,691	211,967
Alignment Healthcare Inc (a)	29,716	334,305
BrightSpring Health Services Inc (a)	71,176	1,212,127
Brookdale Senior Living Inc (a)	55,510	279,215
Concentra Group Holdings Parent Inc	13,246	262,006
CorVel Corp (a)	4,113	457,612
Ensign Group Inc/The	1,776	235,959
Guardant Health Inc (a)	55,984	1,710,311
HealthEquity Inc (a)	19,479	1,869,010
Hims & Hers Health Inc Class A (a)	13,009	314,558
Option Care Health Inc (a)	59,010	1,369,032
Owens & Minor Inc (a)	7,530	98,417
PACS Group Inc	15,700	205,827
Patterson Cos Inc	30,421	938,792
Progyny Inc (a)	28,607	493,471
		10,041,730
Health Care Technology - 0.9%
Health Catalyst Inc (a)	69,776	493,316
HealthStream Inc	59,132	1,880,398
Phreesia Inc (a)	64,982	1,634,947
Teladoc Health Inc (a)	39,804	361,818
		4,370,479
Life Sciences Tools & Services - 0.4%
Adaptive Biotechnologies Corp (a)	70,758	424,195
Codexis Inc (a)	53,949	257,337
Cytek Biosciences Inc (a)(b)	48,828	316,894
Medpace Holdings Inc (a)	965	320,602
Mesa Laboratories Inc (b)	968	127,650
NanoString Technologies Inc (a)(c)	42,707	3,066
OmniAb Inc (a)(b)	22,019	77,947
Quanterix Corp (a)(b)	24,178	257,012
		1,784,703
Pharmaceuticals - 1.8%
Amneal Intermediate Inc Class A (a)	62,803	497,400
Amphastar Pharmaceuticals Inc (a)	1,679	62,341
Amylyx Pharmaceuticals Inc (a)	4,947	18,700
ANI Pharmaceuticals Inc (a)	2,255	124,656
Atea Pharmaceuticals Inc (a)	21,416	71,744
Avadel Pharmaceuticals PLC Class A (a)	33,401	351,045
Axsome Therapeutics Inc (a)	3,870	327,441
Cara Therapeutics Inc (a)	4,549	27,840
Collegium Pharmaceutical Inc (a)(b)	11,440	327,756
Corcept Therapeutics Inc (a)	18,730	943,805
Edgewise Therapeutics Inc (a)	17,810	475,527
Evolus Inc (a)	25,191	278,109
Harrow Inc (a)	1,975	66,261
Ligand Pharmaceuticals Inc (a)(b)	4,875	522,356
Nektar Therapeutics (a)	151,524	140,917
Nuvation Bio Inc Class A (a)	96,447	256,549
Pacira BioSciences Inc (a)	17,766	334,711
Phibro Animal Health Corp Class A	15,580	327,180
Pliant Therapeutics Inc (a)	13,296	175,108
Prestige Consumer Healthcare Inc (a)	12,047	940,750
Relmada Therapeutics Inc (a)	29,525	15,352
Revance Therapeutics Inc (a)	68,166	207,225
Septerna Inc	5,742	131,492
Supernus Pharmaceuticals Inc (a)	14,793	534,915
Tarsus Pharmaceuticals Inc (a)	8,198	453,923
Terns Pharmaceuticals Inc (a)	29,021	160,776
Ventyx Biosciences Inc (a)	31,125	68,164
WaVe Life Sciences Ltd (a)	35,183	435,214
		8,277,257
TOTAL HEALTH CARE		73,561,678

Industrials - 16.7%
Aerospace & Defense - 1.9%
AAR Corp (a)	40,529	2,483,617
Archer Aviation Inc Class A (a)	11,801	115,060
Ducommun Inc (a)	25,640	1,632,242
Intuitive Machines Inc Class A (a)	25,106	455,925
Kratos Defense & Security Solutions Inc (a)	53,219	1,403,917
Moog Inc Class A	6,165	1,213,519
Park Aerospace Corp	6,097	89,321
Rocket Lab USA Inc Class A (a)	61,237	1,559,706
Virgin Galactic Holdings Inc Class A (a)(b)	1,186	6,974
		8,960,281
Building Products - 1.3%
Apogee Enterprises Inc	21,487	1,534,387
CSW Industrials Inc	2,177	768,046
Gibraltar Industries Inc (a)	16,819	990,639
Griffon Corp	24,070	1,715,469
Resideo Technologies Inc (a)	41,121	947,839
UFP Industries Inc	1,072	120,760
		6,077,140
Commercial Services & Supplies - 1.5%
ABM Industries Inc	28,161	1,441,280
Brink's Co/The	11,200	1,039,024
CECO Environmental Corp (a)(b)	50,795	1,535,533
GEO Group Inc/The (a)	12,094	338,390
HNI Corp	3,677	185,210
Interface Inc	39,179	954,009
OPENLANE Inc (a)	42,994	853,001
Pitney Bowes Inc (b)	70,323	509,139
Steelcase Inc Class A	16,916	199,947
		7,055,533
Construction & Engineering - 2.2%
Arcosa Inc	21,945	2,122,959
Comfort Systems USA Inc	5,510	2,336,571
Dycom Industries Inc (a)	3,626	631,142
EMCOR Group Inc	5,417	2,458,776
Fluor Corp (a)	33,924	1,673,132
Limbach Holdings Inc (a)	1,624	138,916
Sterling Infrastructure Inc (a)	5,493	925,296
		10,286,792
Electrical Equipment - 1.5%
Allient Inc	13,767	334,263
Array Technologies Inc (a)	34,204	206,592
EnerSys	33,052	3,054,997
Fluence Energy Inc Class A (a)(b)	47,146	748,678
LSI Industries Inc	25,978	504,493
NuScale Power Corp Class A (a)(b)	4,251	76,220
Powell Industries Inc	279	61,840
Preformed Line Products Co	7,159	914,849
Vicor Corp (a)(b)	24,952	1,205,681
		7,107,613
Ground Transportation - 0.4%
Covenant Logistics Group Inc Class A	1,805	98,391
Marten Transport Ltd	113,268	1,768,113
RXO Inc (a)(b)	6,529	155,651
		2,022,155
Machinery - 2.8%
Albany International Corp Class A	12,469	997,146
Atmus Filtration Technologies Inc	54,781	2,146,320
Blue Bird Corp (a)	4,300	166,109
Enerpac Tool Group Corp Class A	11,081	455,318
Federal Signal Corp	5,366	495,765
Gorman-Rupp Co/The	10,321	391,372
Hillman Solutions Corp Class A (a)	69,085	672,888
Hurco Cos Inc	5,989	115,528
Hyster-Yale Inc Class A (b)	14,164	721,373
L B Foster Co Class A (a)	3,644	98,023
Mueller Water Products Inc Class A1	110,109	2,477,453
Proto Labs Inc (a)	9,065	354,351
Tennant CO	5,444	443,849
Terex Corp	26,860	1,241,469
Trinity Industries Inc	37,412	1,313,161
Watts Water Technologies Inc Class A	6,665	1,354,995
		13,445,120
Marine Transportation - 0.3%
Matson Inc	9,955	1,342,332
Passenger Airlines - 0.8%
JetBlue Airways Corp (a)	49,041	385,463
Joby Aviation Inc Class A (a)	11,973	97,340
SkyWest Inc (a)	30,996	3,103,630
Sun Country Airlines Holdings Inc (a)	14,680	214,034
		3,800,467
Professional Services - 2.1%
Barrett Business Services Inc	17,773	772,059
CRA International Inc	6,022	1,127,318
CSG Systems International Inc	50,925	2,602,777
ExlService Holdings Inc (a)	42,516	1,886,860
Huron Consulting Group Inc (a)	3,506	435,656
ICF International Inc (b)	1,803	214,936
Insperity Inc	10,842	840,363
Maximus Inc	1,400	104,509
Parsons Corp (a)	11,716	1,080,801
Planet Labs PBC Class A (a)(b)	71,399	288,452
TriNet Group Inc	3,687	334,669
Willdan Group Inc (a)	3,039	115,756
		9,804,156
Trading Companies & Distributors - 1.9%
Applied Industrial Technologies Inc	10,925	2,616,210
Beacon Roofing Supply Inc (a)	2,229	226,422
Boise Cascade Co	6,676	793,509
DXP Enterprises Inc/TX (a)	17,659	1,458,987
FTAI Aviation Ltd	17,954	2,586,094
Mrc Global Inc (a)	34,585	441,996
Rush Enterprises Inc Class A	15,285	837,465
		8,960,683
TOTAL INDUSTRIALS		78,862,272

Information Technology - 14.7%
Communications Equipment - 0.7%
CommScope Holding Co Inc (a)	215,064	1,120,484
Extreme Networks Inc (a)	29,706	497,278
Harmonic Inc (a)	56,839	751,980
NetScout Systems Inc (a)	35,687	772,980
		3,142,722
Electronic Equipment, Instruments & Components - 3.0%
Arlo Technologies Inc (a)(b)	63,768	713,564
Badger Meter Inc	8,709	1,847,353
Belden Inc	12,066	1,358,752
Benchmark Electronics Inc	33,154	1,505,192
Daktronics Inc (a)	7,041	118,711
Insight Enterprises Inc (a)	5,829	886,591
Itron Inc (a)	20,912	2,270,625
Mirion Technologies Inc Class A (a)	61,825	1,078,846
PC Connection Inc	11,739	813,161
Plexus Corp (a)	9,253	1,447,909
Sanmina Corp (a)	25,336	1,917,175
		13,957,879
IT Services - 0.1%
Core Scientific Inc (b)	78,441	1,102,096
Semiconductors & Semiconductor Equipment - 3.1%
ACM Research Inc Class A (a)(b)	12,589	190,094
Alpha & Omega Semiconductor Ltd (a)	6,467	239,473
Ambarella Inc (a)	21,391	1,555,981
Credo Technology Group Holding Ltd (a)	33,771	2,269,749
Diodes Inc (a)	10,801	666,098
Lattice Semiconductor Corp (a)	9,579	542,650
MaxLinear Inc Class A (a)	97,981	1,938,064
Onto Innovation Inc (a)	2,753	458,843
PDF Solutions Inc (a)(b)	20,679	559,987
Photronics Inc (a)	40,425	952,413
Rambus Inc (a)	17,479	923,940
Rigetti Computing Inc Class A (a)	13,733	209,566
Semtech Corp (a)	18,531	1,146,142
Ultra Clean Holdings Inc (a)	78,282	2,814,238
		14,467,238
Software - 7.2%
8x8 Inc (a)(b)	549,554	1,467,309
Alarm.com Holdings Inc (a)	15,736	956,749
Altair Engineering Inc Class A (a)	5,019	547,623
Appian Corp Class A (a)	6,878	226,836
Aurora Innovation Inc Class A (a)(b)	86,881	547,350
AvePoint Inc Class A (a)	10,689	176,475
Blackbaud Inc (a)	4,200	310,464
BlackLine Inc (a)	12,887	783,014
Cerence Inc (a)(b)	42,343	332,393
Clear Secure Inc Class A	58,887	1,568,750
Clearwater Analytics Holdings Inc Class A (a)	12,665	348,541
Commvault Systems Inc (a)	17,160	2,589,616
Domo Inc Class B (a)(b)	68,289	483,486
Intapp Inc (a)	15,724	1,007,751
Jamf Holding Corp (a)	20,722	291,144
LivePerson Inc (a)(b)	116,442	176,992
LiveRamp Holdings Inc (a)	13,963	424,056
Logility Supply Chain Solutions Inc Class A	17,083	189,280
Meridianlink Inc (a)	2,836	58,562
PagerDuty Inc (a)	61,262	1,118,644
Progress Software Corp	17,015	1,108,527
PROS Holdings Inc (a)(b)	51,141	1,123,056
Q2 Holdings Inc (a)	36,350	3,658,628
Qualys Inc (a)	17,328	2,429,732
SoundHound AI Inc Class A (a)(b)	33,146	657,617
Sprout Social Inc Class A (a)(b)	13,005	399,384
SPS Commerce Inc (a)	12,843	2,362,984
Tenable Holdings Inc (a)	80,400	3,166,152
Upland Software Inc (a)	19,729	85,624
Weave Communications Inc (a)	48,086	765,529
Workiva Inc Class A (a)	14,675	1,606,913
Xperi Inc (a)	148,878	1,528,977
Yext Inc (a)(b)	108,533	690,270
Zuora Inc Class A (a)	70,893	703,259
		33,891,687
Technology Hardware, Storage & Peripherals - 0.6%
Diebold Nixdorf Inc (a)	19,311	831,145
IonQ Inc (a)(b)	24,472	1,022,196
Xerox Holdings Corp (b)	100,763	849,432
		2,702,773
TOTAL INFORMATION TECHNOLOGY		69,264,395

Materials - 4.9%
Chemicals - 2.0%
American Vanguard Corp	47,145	218,281
Balchem Corp	3,019	492,082
Hawkins Inc	13,257	1,626,236
HB Fuller Co	33,459	2,257,814
Minerals Technologies Inc	32,407	2,469,738
Sensient Technologies Corp	30,101	2,144,997
Trinseo PLC	42,860	218,586
		9,427,734
Construction Materials - 0.6%
Knife River Corp (a)	20,197	2,052,823
United States Lime & Minerals Inc	5,946	789,272
		2,842,095
Containers & Packaging - 0.2%
Ardagh Metal Packaging SA	33,342	100,359
Myers Industries Inc	2,639	29,134
O-I Glass Inc (a)	76,284	826,919
		956,412
Metals & Mining - 2.1%
ATI Inc (a)	17,878	984,005
Carpenter Technology Corp	22,756	3,861,921
Coeur Mining Inc (a)	86,371	494,042
Commercial Metals Co	13,205	654,968
Hecla Mining Co	338,447	1,661,775
Materion Corp	2,018	199,540
Olympic Steel Inc	24,026	788,293
SunCoke Energy Inc	93,568	1,001,178
Worthington Steel Inc	2,791	88,809
		9,734,531
TOTAL MATERIALS		22,960,772

Real Estate - 4.3%
Diversified REITs - 0.6%
American Assets Trust Inc	59,584	1,564,676
Empire State Realty Trust Inc Class A	124,659	1,286,481
		2,851,157
Health Care REITs - 0.7%
American Healthcare REIT Inc	33,385	948,802
CareTrust REIT Inc	54,955	1,486,533
Community Healthcare Trust Inc	12,644	242,891
Diversified Healthcare Trust	42,135	96,910
Global Medical REIT Inc	43,569	336,353
Healthpeak Properties Inc	14,532	294,564
		3,406,053
Hotel & Resort REITs - 0.0%
Ashford Hospitality Trust Inc (a)	5,478	39,387
Industrial REITs - 0.1%
Terreno Realty Corp	4,996	295,463
Office REITs - 0.3%
COPT Defense Properties	33,506	1,037,011
SL Green Realty Corp	8,768	595,522
		1,632,533
Real Estate Management & Development - 1.0%
Anywhere Real Estate Inc (a)	149,303	492,700
Compass Inc Class A (a)	434,483	2,541,726
eXp World Holdings Inc (b)	58,690	675,522
Opendoor Technologies Inc Class A (a)	198,777	318,043
RE/MAX Holdings Inc Class A (a)	10,579	112,878
Redfin Corp (a)(b)	60,034	472,468
RMR Group Inc/The Class A	3,589	74,076
		4,687,413
Residential REITs - 0.0%
Veris Residential Inc	11,891	197,747
Retail REITs - 0.9%
Alexander's Inc	1,250	250,075
Macerich Co/The	76,284	1,519,577
Phillips Edison & Co Inc	40,549	1,518,966
Tanger Inc	13,291	453,622
Whitestone REIT	36,323	514,697
		4,256,937
Specialized REITs - 0.7%
Outfront Media Inc	145,907	2,588,390
Safehold Inc	11,964	221,095
Uniti Group Inc	61,484	338,162
		3,147,647
TOTAL REAL ESTATE		20,514,337

Utilities - 0.8%
Gas Utilities - 0.6%
New Jersey Resources Corp	25,806	1,203,850
Southwest Gas Holdings Inc	22,679	1,603,632
		2,807,482
Independent Power and Renewable Electricity Producers - 0.0%
Sunnova Energy International Inc (a)	20,303	69,639
Multi-Utilities - 0.1%
Avista Corp	7,053	258,351
Water Utilities - 0.1%
Consolidated Water Co Ltd	5,119	132,531
SJW Group	6,237	306,985
		439,516
TOTAL UTILITIES		3,574,988

TOTAL UNITED STATES		454,109,414
TOTAL COMMON STOCKS (Cost $402,258,381)		463,218,943

Money Market Funds - 7.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.36	6,205,308	6,206,549
Fidelity Securities Lending Cash Central Fund (d)(e)	4.35	28,205,054	28,207,874
TOTAL MONEY MARKET FUNDS (Cost $34,414,423)			34,414,423

TOTAL INVESTMENT IN SECURITIES - 105.3% (Cost $436,672,804)	497,633,366
NET OTHER ASSETS (LIABILITIES) - (5.3)%	(25,157,664)
NET ASSETS - 100.0%	472,475,702

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini Russell 2000 Index Contracts (United States)	57	Mar 2025	6,411,930	(175,441)	(175,441)

The notional amount of futures purchased as a percentage of Net Assets is 1.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	9,388,082	106,999,871	110,181,435	388,432	31	-	6,206,549	6,205,308	0.0%
Fidelity Securities Lending Cash Central Fund	18,624,405	150,806,324	141,222,855	60,800	-	-	28,207,874	28,205,054	0.1%
Total	28,012,487	257,806,195	251,404,290	449,232	31	-	34,414,423	34,410,362

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	14,867,459	14,867,459	-	-
Consumer Discretionary	48,337,006	48,337,006	-	-
Consumer Staples	15,640,428	15,640,428	-	-
Energy	24,182,953	24,182,953	-	-
Financials	86,922,688	86,922,688	-	-
Health Care	74,041,220	74,018,060	-	23,160
Industrials	79,913,534	79,913,534	-	-
Information Technology	72,263,558	72,263,558	-	-
Materials	22,960,772	22,960,772	-	-
Real Estate	20,514,337	20,514,337	-	-
Utilities	3,574,988	3,574,988	-	-

Money Market Funds	34,414,423	34,414,423	-	-
Total Investments in Securities:	497,633,366	497,610,206	-	23,160
Derivative Instruments: Liabilities
Futures Contracts	(175,441)	(175,441)	-	-
Total Liabilities	(175,441)	(175,441)	-	-
Total Derivative Instruments:	(175,441)	(175,441)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(175,441)
Total Equity Risk	0	(175,441)
Total Value of Derivatives	0	(175,441)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value (including securities loaned of $26,769,171) - See accompanying schedule:
Unaffiliated issuers (cost $402,258,381)	$463,218,943
Fidelity Central Funds (cost $34,414,423)	34,414,423

Total Investment in Securities (cost $436,672,804)		$497,633,366
Segregated cash with brokers for derivative instruments		502,311
Cash		55,469
Receivable for investments sold		7,562,716
Receivable for fund shares sold		272,480
Dividends receivable		394,893
Distributions receivable from Fidelity Central Funds		38,566
Receivable for daily variation margin on futures contracts		6,351
Prepaid expenses		355
Total assets		506,466,507
Liabilities
Payable for investments purchased	$5,461,006
Payable for fund shares redeemed	112,686
Accrued management fee	150,667
Distribution and service plan fees payable	10,228
Other payables and accrued expenses	51,505
Collateral on securities loaned	28,204,713
Total liabilities		33,990,805
Net Assets		$472,475,702
Net Assets consist of:
Paid in capital		$377,967,598
Total accumulated earnings (loss)		94,508,104
Net Assets		$472,475,702

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($36,379,027 ÷ 1,938,020 shares)		$18.77
Service Class :
Net Asset Value, offering price and redemption price per share ($5,797,374 ÷ 307,768 shares)		$18.84
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($44,833,061 ÷ 2,385,564 shares)		$18.79
Investor Class :
Net Asset Value, offering price and redemption price per share ($385,466,240 ÷ 20,672,480 shares)		$18.65
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends		$4,874,174
Interest		24,423
Income from Fidelity Central Funds (including $60,800 from security lending)		449,232
Total income		5,347,829
Expenses
Management fee	$1,330,379
Transfer agent fees	198,486
Distribution and service plan fees	90,394
Accounting fees	56,642
Custodian fees and expenses	10,585
Independent trustees' fees and expenses	1,745
Audit fees	53,848
Legal	12,723
Miscellaneous	10,650
Total expenses before reductions	1,765,452
Expense reductions	(2,888)
Total expenses after reductions		1,762,564
Net Investment income (loss)		3,585,265
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	49,984,933
Fidelity Central Funds	31
Futures contracts	(426,457)
Total net realized gain (loss)		49,558,507
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	8,547,489
Futures contracts	(465,814)
Total change in net unrealized appreciation (depreciation)		8,081,675
Net gain (loss)		57,640,182
Net increase (decrease) in net assets resulting from operations		$61,225,447
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,585,265	$3,035,791
Net realized gain (loss)	49,558,507	8,907,977
Change in net unrealized appreciation (depreciation)	8,081,675	50,232,166
Net increase (decrease) in net assets resulting from operations	61,225,447	62,175,934
Distributions to shareholders	(7,157,877)	(3,253,587)

Share transactions - net increase (decrease)	43,051,671	6,641,370
Total increase (decrease) in net assets	97,119,241	65,563,717

Net Assets
Beginning of period	375,356,461	309,792,744
End of period	$472,475,702	$375,356,461

Financial Highlights
VIP Disciplined Small Cap Portfolio Initial Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.30	$13.62	$20.38	$17.27	$14.68
Income from Investment Operations
Net investment income (loss) A,B	.16	.15	.14	.10	.10
Net realized and unrealized gain (loss)	2.61	2.69	(3.56)	3.44	2.60
Total from investment operations	2.77	2.84	(3.42)	3.54	2.70
Distributions from net investment income	(.19)	(.16)	(.13)	(.08)	(.11)
Distributions from net realized gain	(.11)	-	(3.21)	(.35)	-
Total distributions	(.30)	(.16)	(3.34)	(.43)	(.11)
Net asset value, end of period	$18.77	$16.30	$13.62	$20.38	$17.27
Total Return C,D	16.87%	20.96%	(18.23)%	20.66%	18.45%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.38%	.46%	.49%	.57%	.60%
Expenses net of fee waivers, if any	.38%	.46%	.49%	.57%	.60%
Expenses net of all reductions	.38%	.46%	.49%	.57%	.60%
Net investment income (loss)	.90%	1.00%	.96%	.48%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$36,379	$29,418	$25,329	$30,964	$23,919
Portfolio turnover rate G	85%	100%	102%	92%	57%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Disciplined Small Cap Portfolio Service Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.37	$13.68	$20.45	$17.33	$14.74
Income from Investment Operations
Net investment income (loss) A,B	.16	.13	.13	.08	.09
Net realized and unrealized gain (loss)	2.61	2.70	(3.58)	3.46	2.59
Total from investment operations	2.77	2.83	(3.45)	3.54	2.68
Distributions from net investment income	(.19)	(.14)	(.11)	(.06)	(.09)
Distributions from net realized gain	(.11)	-	(3.21)	(.35)	-
Total distributions	(.30)	(.14)	(3.32)	(.42) C	(.09)
Net asset value, end of period	$18.84	$16.37	$13.68	$20.45	$17.33
Total Return D,E	16.79%	20.83%	(18.30)%	20.53%	18.28%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.46%	.56%	.59%	.67%	.70%
Expenses net of fee waivers, if any	.46%	.56%	.59%	.67%	.70%
Expenses net of all reductions	.46%	.56%	.59%	.67%	.70%
Net investment income (loss)	.82%	.90%	.86%	.38%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$5,797	$241	$201	$301	$255
Portfolio turnover rate H	85%	100%	102%	92%	57%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Disciplined Small Cap Portfolio Service Class 2

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.33	$13.65	$20.42	$17.30	$14.72
Income from Investment Operations
Net investment income (loss) A,B	.12	.11	.10	.05	.07
Net realized and unrealized gain (loss)	2.60	2.70	(3.57)	3.46	2.59
Total from investment operations	2.72	2.81	(3.47)	3.51	2.66
Distributions from net investment income	(.16)	(.13)	(.09)	(.03)	(.08)
Distributions from net realized gain	(.11)	-	(3.21)	(.35)	-
Total distributions	(.26) C	(.13)	(3.30)	(.39) C	(.08)
Net asset value, end of period	$18.79	$16.33	$13.65	$20.42	$17.30
Total Return D,E	16.57%	20.67%	(18.45)%	20.39%	18.12%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.63%	.71%	.74%	.82%	.85%
Expenses net of fee waivers, if any	.63%	.71%	.74%	.82%	.85%
Expenses net of all reductions	.62%	.71%	.74%	.82%	.85%
Net investment income (loss)	.65%	.75%	.71%	.23%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$44,833	$28,724	$18,360	$20,389	$13,720
Portfolio turnover rate H	85%	100%	102%	92%	57%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Disciplined Small Cap Portfolio Investor Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.20	$13.54	$20.28	$17.18	$14.61
Income from Investment Operations
Net investment income (loss) A,B	.15	.13	.13	.08	.09
Net realized and unrealized gain (loss)	2.59	2.68	(3.54)	3.44	2.58
Total from investment operations	2.74	2.81	(3.41)	3.52	2.67
Distributions from net investment income	(.18)	(.15)	(.12)	(.07)	(.10)
Distributions from net realized gain	(.11)	-	(3.21)	(.35)	-
Total distributions	(.29)	(.15)	(3.33)	(.42)	(.10)
Net asset value, end of period	$18.65	$16.20	$13.54	$20.28	$17.18
Total Return C,D	16.82%	20.85%	(18.29)%	20.62%	18.33%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.41%	.54%	.57%	.65%	.67%
Expenses net of fee waivers, if any	.41%	.54%	.57%	.65%	.67%
Expenses net of all reductions	.40%	.54%	.57%	.65%	.67%
Net investment income (loss)	.87%	.92%	.88%	.41%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$385,466	$316,973	$265,902	$355,854	$256,709
Portfolio turnover rate G	85%	100%	102%	92%	57%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
VIP Disciplined Small Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$96,654,187
Gross unrealized depreciation	(38,397,565)
Net unrealized appreciation (depreciation)	$58,256,622
Tax Cost	$439,376,744

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$6,057,807
Undistributed long-term capital gain	$30,193,673
Net unrealized appreciation (depreciation) on securities and other investments	$58,256,622

The tax character of distributions paid was as follows:

	December 31, 2024	December 31, 2023
Ordinary Income	$7,157,877	$3,253,587

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Disciplined Small Cap Portfolio	395,423,461	350,158,879
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective June 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee.

Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month based on an annual rate expressed as a percentage of each class's average net assets as noted in the following table:

Management Fee Rate
Initial Class	.30%
Service Class	.30%
Service Class 2.30%
Investor Class	.38%

A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class.

Prior to June 1, 2024, the management fee was based on an annual rate of .24% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$2,187
Service Class 2	88,207
$90,394

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent.

Effective June 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

Prior to June 1, 2024, FIIOC received an asset-based fee with respect to each class. Each class paid a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the portion of the reporting period prior to June 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net Assets
Initial Class	7,664.06
Service Class	63	. 06
Service Class 2	7,854	. 06
Investor Class	182,905.14
	198,486

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records.

Effective June 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

Prior to June 1, 2024, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to June 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Disciplined Small Cap Portfolio	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Disciplined Small Cap Portfolio	7,673

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Disciplined Small Cap Portfolio	15,955,254	16,529,494	2,496,269
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
VIP Disciplined Small Cap Portfolio	610
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Disciplined Small Cap Portfolio	6,298	531	8,690
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2,888.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
VIP Disciplined Small Cap Portfolio
Distributions to shareholders
Initial Class	$554,379	$277,541
Service Class	81,788	2,091
Service Class 2	598,603	202,940
Investor Class	5,923,107	2,771,015
Total	$7,157,877	$3,253,587

11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023
VIP Disciplined Small Cap Portfolio
Initial Class
Shares sold	601,655	380,048	$11,132,241	$5,678,117
Reinvestment of distributions	27,805	19,035	554,378	277,541
Shares redeemed	(496,552)	(453,667)	(8,720,929)	(6,562,061)
Net increase (decrease)	132,908	(54,584)	$2,965,690	$(606,403)
Service Class
Shares sold	314,295	-	$5,669,875	-
Reinvestment of distributions	3,789	-	77,444	-
Shares redeemed	(25,045)	-	(504,535)	-
Net increase (decrease)	293,039	-	$5,242,784	-
Service Class 2
Shares sold	1,034,036	704,050	$19,036,140	$10,213,550
Reinvestment of distributions	29,813	13,893	598,603	202,940
Shares redeemed	(437,488)	(303,646)	(7,698,562)	(4,480,203)
Net increase (decrease)	626,361	414,297	$11,936,181	$5,936,287
Investor Class
Shares sold	3,778,284	2,671,006	$68,741,857	$40,584,220
Reinvestment of distributions	298,765	191,197	5,923,107	2,771,015
Shares redeemed	(2,973,727)	(2,934,436)	(51,757,948)	(42,043,749)
Net increase (decrease)	1,103,322	(72,233)	$22,907,016	$1,311,486
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Disciplined Small Cap Portfolio	88%
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund II and the Shareholders of VIP Disciplined Small Cap Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of VIP Disciplined Small Cap Portfolio (the "Fund"), a fund of Variable Insurance Products Fund II, including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 13, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2024, $30,193,673, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $329,384 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

Initial Class designates 72% and 45%; Service Class designates 77% and 45%; Service Class 2 designates 89% and 50%; Investor Class designates 77% and 45%; of the dividends distributed in February and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	35,115,445,138.03	95.41
Withheld	1,688,162,573.22	4.59
TOTAL	36,803,607,711.25	100.00
Robert A. Lawrence
Affirmative	35,088,609,864.54	95.34
Withheld	1,714,997,846.71	4.66
TOTAL	36,803,607,711.25	100.00
Vijay C. Advani
Affirmative	35,010,407,909.42	95.13
Withheld	1,793,199,801.83	4.87
TOTAL	36,803,607,711.25	100.00
Thomas P. Bostick
Affirmative	35,057,529,083.85	95.26
Withheld	1,746,078,627.39	4.74
TOTAL	36,803,607,711.25	100.00
Donald F. Donahue
Affirmative	35,013,585,423.05	95.14
Withheld	1,790,022,288.19	4.86
TOTAL	36,803,607,711.25	100.00
Vicki L. Fuller
Affirmative	35,122,634,645.90	95.43
Withheld	1,680,973,065.35	4.57
TOTAL	36,803,607,711.25	100.00
Patricia L. Kampling
Affirmative	35,180,534,002.80	95.59
Withheld	1,623,073,708.44	4.41
TOTAL	36,803,607,711.25	100.00
Thomas A. Kennedy
Affirmative	35,124,156,340.38	95.44
Withheld	1,679,451,370.87	4.56
TOTAL	36,803,607,711.25	100.00
Oscar Munoz
Affirmative	35,015,482,863.79	95.14
Withheld	1,788,124,847.45	4.86
TOTAL	36,803,607,711.25	100.00
Karen B. Peetz
Affirmative	35,090,964,426.07	95.35
Withheld	1,712,643,285.17	4.65
TOTAL	36,803,607,711.25	100.00
David M. Thomas
Affirmative	34,979,784,204.17	95.04
Withheld	1,823,823,507.08	4.96
TOTAL	36,803,607,711.25	100.00
Susan Tomasky
Affirmative	35,096,963,470.38	95.36
Withheld	1,706,644,240.86	4.64
TOTAL	36,803,607,711.25	100.00
Michael E. Wiley
Affirmative	34,987,599,655.10	95.07
Withheld	1,816,008,056.15	4.93
TOTAL	36,803,607,711.25	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.820582.119
VDSC-ANN-0325
Fidelity® Variable Insurance Products:

VIP Emerging Markets Portfolio

Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Emerging Markets Portfolio
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Common Stocks - 98.9%
	Shares	Value ($)
AUSTRALIA - 0.6%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Paladin Energy Ltd (a)	1,545,216	7,230,471
BRAZIL - 5.4%
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Petroleo Brasileiro SA ADR (b)	1,207,347	15,526,482
Financials - 2.1%
Banks - 2.1%
Itau Unibanco Holding SA	4,453,850	22,154,441
Industrials - 0.5%
Ground Transportation - 0.5%
Localiza Rent a Car SA	1,018,400	5,308,073
Materials - 1.4%
Metals & Mining - 1.4%
Gerdau SA ADR	5,411,460	15,585,005
TOTAL BRAZIL		58,574,001
CHILE - 1.3%
Materials - 1.3%
Metals & Mining - 1.3%
Antofagasta PLC	696,300	13,859,998
CHINA - 32.7%
Communication Services - 9.3%
Interactive Media & Services - 9.3%
Tencent Holdings Ltd	1,914,305	102,171,869
Consumer Discretionary - 10.2%
Broadline Retail - 2.0%
PDD Holdings Inc Class A ADR (a)	230,600	22,365,894
Diversified Consumer Services - 1.1%
New Oriental Education & Technology Group Inc	1,955,600	12,472,842
Hotels, Restaurants & Leisure - 4.0%
Meituan B Shares (a)(c)(d)	1,707,960	33,208,501
Shangri-La Asia Ltd	14,114,597	9,631,870
		42,840,371
Household Durables - 3.1%
Haier Smart Home Co Ltd A Shares (China)	8,784,697	34,263,369
TOTAL CONSUMER DISCRETIONARY		111,942,476

Consumer Staples - 2.1%
Beverages - 2.1%
Kweichow Moutai Co Ltd A Shares (China)	56,000	11,692,000
Tsingtao Brewery Co Ltd H Shares	1,578,900	11,547,002
		23,239,002
Financials - 5.2%
Banks - 1.5%
China Construction Bank Corp H Shares	20,137,000	16,683,002
Insurance - 3.7%
China Life Insurance Co Ltd H Shares	14,498,863	27,404,777
PICC Property & Casualty Co Ltd H Shares	7,788,000	12,293,702
		39,698,479
TOTAL FINANCIALS		56,381,481

Health Care - 3.1%
Life Sciences Tools & Services - 1.7%
Wuxi Apptec Co Ltd H Shares (b)(c)(d)	2,541,500	18,488,634
Pharmaceuticals - 1.4%
Hansoh Pharmaceutical Group Co Ltd (c)(d)	6,864,000	15,271,696
TOTAL HEALTH CARE		33,760,330

Industrials - 2.4%
Machinery - 2.4%
Shenzhen Inovance Technology Co Ltd A Shares (China)	3,221,733	25,855,606
Materials - 0.4%
Chemicals - 0.4%
Shandong Sinocera Functional Material Co Ltd A Shares (China)	1,765,089	4,120,520
TOTAL CHINA		357,471,284
GREECE - 3.1%
Financials - 3.1%
Banks - 3.1%
Eurobank Ergasias Services and Holdings SA	4,568,722	10,529,935
National Bank of Greece SA	2,895,500	22,974,666

TOTAL GREECE		33,504,601
HONG KONG - 0.6%
Industrials - 0.6%
Marine Transportation - 0.6%
Pacific Basin Shipping Ltd	34,027,600	7,185,243
HUNGARY - 2.8%
Financials - 1.2%
Banks - 1.2%
OTP Bank Nyrt	244,300	13,341,023
Health Care - 1.6%
Pharmaceuticals - 1.6%
Richter Gedeon Nyrt	642,841	16,832,283
TOTAL HUNGARY		30,173,306
INDIA - 10.1%
Financials - 3.7%
Banks - 3.7%
HDFC Bank Ltd/Gandhinagar	1,147,015	23,729,562
ICICI Bank Ltd	1,080,200	16,146,238
		39,875,800
Industrials - 1.4%
Construction & Engineering - 1.4%
Larsen & Toubro Ltd	370,908	15,635,461
Information Technology - 3.2%
IT Services - 3.2%
Tata Consultancy Services Ltd	742,000	35,502,318
Materials - 1.8%
Chemicals - 0.7%
Solar Industries India Ltd	69,587	7,954,879
Construction Materials - 1.1%
JK Cement Ltd	216,900	11,646,703
TOTAL INDIA		110,615,161
KOREA (SOUTH) - 9.8%
Consumer Discretionary - 1.8%
Automobile Components - 1.1%
Hyundai Mobis Co Ltd	75,920	12,024,243
Automobiles - 0.7%
Hyundai Motor Co	55,890	7,902,004
TOTAL CONSUMER DISCRETIONARY		19,926,247

Industrials - 2.8%
Aerospace & Defense - 1.8%
Korea Aerospace Industries Ltd	535,795	19,828,954
Machinery - 1.0%
HD HYUNDAI MIPO (a)	119,105	10,759,938
TOTAL INDUSTRIALS		30,588,892

Information Technology - 5.2%
Technology Hardware, Storage & Peripherals - 5.2%
Samsung Electronics Co Ltd	1,581,640	56,210,775
TOTAL KOREA (SOUTH)		106,725,914
MALAYSIA - 1.1%
Financials - 1.1%
Banks - 1.1%
CIMB Group Holdings Bhd	6,381,200	11,702,078
MEXICO - 5.7%
Consumer Staples - 5.0%
Beverages - 1.5%
Fomento Economico Mexicano SAB de CV ADR	187,200	16,003,728
Consumer Staples Distribution & Retail - 3.5%
Wal-Mart de Mexico SAB de CV Series V	14,702,900	38,705,203
TOTAL CONSUMER STAPLES		54,708,931

Financials - 0.7%
Banks - 0.7%
Grupo Financiero Banorte SAB de CV	1,207,068	7,755,546
TOTAL MEXICO		62,464,477
NETHERLANDS - 0.9%
Communication Services - 0.9%
Interactive Media & Services - 0.9%
Nebius Group NV Class A (a)	341,000	9,445,700
PERU - 2.5%
Financials - 2.5%
Banks - 2.5%
Credicorp Ltd	149,900	27,479,668
POLAND - 2.5%
Financials - 2.5%
Banks - 2.5%
Powszechna Kasa Oszczednosci Bank Polski SA	1,881,800	27,227,826
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
LUKOIL PJSC ADR (a)(e)	437,463	4
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC ADR (a)(e)	1,813,510	18
TOTAL RUSSIA		22
SOUTH AFRICA - 4.6%
Communication Services - 1.4%
Wireless Telecommunication Services - 1.4%
MTN Group Ltd	3,228,219	15,689,845
Financials - 1.6%
Financial Services - 1.6%
FirstRand Ltd	4,300,700	17,250,952
Materials - 1.6%
Metals & Mining - 1.6%
Impala Platinum Holdings Ltd (a)	3,687,516	17,240,777
TOTAL SOUTH AFRICA		50,181,574
TAIWAN - 13.7%
Consumer Discretionary - 1.5%
Textiles, Apparel & Luxury Goods - 1.5%
Eclat Textile Co Ltd	1,087,000	16,836,388
Industrials - 2.1%
Machinery - 2.1%
Hiwin Technologies Corp	2,243,967	22,456,519
Information Technology - 10.1%
Electronic Equipment, Instruments & Components - 1.5%
Yageo Corp	1,009,051	16,597,598
Semiconductors & Semiconductor Equipment - 8.6%
Taiwan Semiconductor Manufacturing Co Ltd	2,896,175	94,089,965
TOTAL INFORMATION TECHNOLOGY		110,687,563

TOTAL TAIWAN		149,980,470
TURKEY - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	319,751	1,029,632
UNITED ARAB EMIRATES - 1.5%
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Adnoc Gas PLC	17,395,500	16,623,298
TOTAL COMMON STOCKS (Cost $964,912,263)		1,081,474,724

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.36	6,944,122	6,945,511
Fidelity Securities Lending Cash Central Fund (f)(g)	4.35	5,793,471	5,794,050
TOTAL MONEY MARKET FUNDS (Cost $12,739,561)			12,739,561

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $977,651,824)	1,094,214,285
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,079,395)
NET ASSETS - 100.0%	1,093,134,890

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $66,968,831 or 6.1% of net assets.

(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $66,968,831 or 6.1% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,235,287	454,930,309	450,220,220	1,023,710	135	-	6,945,511	6,944,122	0.0%
Fidelity Securities Lending Cash Central Fund	-	72,631,331	66,837,281	61,428	-	-	5,794,050	5,793,471	0.0%
Total	2,235,287	527,561,640	517,057,501	1,085,138	135	-	12,739,561	12,737,593

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	127,307,414	9,445,700	117,861,714	-
Consumer Discretionary	148,705,111	66,261,133	82,443,978	-
Consumer Staples	77,947,933	77,947,933	-	-
Energy	39,380,255	39,380,251	-	4
Financials	256,673,434	172,333,727	84,339,689	18
Health Care	50,592,613	50,592,613	-	-
Industrials	108,059,426	55,014,015	53,045,411	-
Information Technology	202,400,656	35,502,318	166,898,338	-
Materials	70,407,882	53,167,105	17,240,777	-

Money Market Funds	12,739,561	12,739,561	-	-
Total Investments in Securities:	1,094,214,285	572,384,356	521,829,907	22
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value (including securities loaned of $5,568,378) - See accompanying schedule:
Unaffiliated issuers (cost $964,912,263)	$1,081,474,724
Fidelity Central Funds (cost $12,739,561)	12,739,561

Total Investment in Securities (cost $977,651,824)		$1,094,214,285
Foreign currency held at value (cost $401,798)		401,047
Receivable for investments sold		8,059,480
Receivable for fund shares sold		395,063
Dividends receivable		1,893,508
Distributions receivable from Fidelity Central Funds		25,144
Prepaid expenses		978
Other receivables		95,839
Total assets		1,105,085,344
Liabilities
Payable for investments purchased	$1,112,752
Payable for fund shares redeemed	1,736,809
Accrued management fee	798,140
Distribution and service plan fees payable	54,593
Deferred taxes	2,309,401
Audit fee payable	48,950
Custody fee payable	78,934
Other payables and accrued expenses	16,825
Collateral on securities loaned	5,794,050
Total liabilities		11,950,454
Net Assets		$1,093,134,890
Net Assets consist of:
Paid in capital		$1,047,433,875
Total accumulated earnings (loss)		45,701,015
Net Assets		$1,093,134,890

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($502,778,106 ÷ 43,805,153 shares)		$11.48
Service Class :
Net Asset Value, offering price and redemption price per share ($192,922,161 ÷ 16,764,146 shares)		$11.51
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($180,147,273 ÷ 15,712,659 shares)		$11.47
Investor Class :
Net Asset Value, offering price and redemption price per share ($217,287,350 ÷ 19,033,768 shares)		$11.42
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends		$29,669,645
Income from Fidelity Central Funds (including $61,428 from security lending)		1,085,138
Income before foreign taxes withheld		$30,754,783
Less foreign taxes withheld		(3,067,113)
Total income		27,687,670
Expenses
Management fee	$9,238,849
Transfer agent fees	131,169
Distribution and service plan fees	630,521
Accounting fees	74,294
Custodian fees and expenses	253,372
Independent trustees' fees and expenses	4,702
Audit fees	119,957
Legal	2,615
Interest	25,698
Miscellaneous	20,974
Total expenses before reductions	10,502,151
Expense reductions	(45,095)
Total expenses after reductions		10,457,056
Net Investment income (loss)		17,230,614
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $6,359,994)	51,537,749
Fidelity Central Funds	135
Foreign currency transactions	(766,294)
Total net realized gain (loss)		50,771,590
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $3,488,017)	35,598,950
Assets and liabilities in foreign currencies	(43,001)
Total change in net unrealized appreciation (depreciation)		35,555,949
Net gain (loss)		86,327,539
Net increase (decrease) in net assets resulting from operations		$103,558,153
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,230,614	$19,613,969
Net realized gain (loss)	50,771,590	(25,974,767)
Change in net unrealized appreciation (depreciation)	35,555,949	99,689,528
Net increase (decrease) in net assets resulting from operations	103,558,153	93,328,730
Distributions to shareholders	(13,550,279)	(21,738,144)
Distributions to shareholders from tax return of capital	(1,405,712)	-

Total Distributions	(14,955,991)	(21,738,144)
Share transactions - net increase (decrease)	(29,240,317)	(7,562,062)
Total increase (decrease) in net assets	59,361,845	64,028,524

Net Assets
Beginning of period	1,033,773,045	969,744,521
End of period	$1,093,134,890	$1,033,773,045

Financial Highlights
VIP Emerging Markets Portfolio Initial Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.58	$9.87	$12.59	$14.75	$12.68
Income from Investment Operations
Net investment income (loss) A,B	.19	.21 C	.24	.21	.11
Net realized and unrealized gain (loss)	.88	.74	(2.78)	(.47)	3.46
Total from investment operations	1.07	.95	(2.54)	(.26)	3.57
Distributions from net investment income	(.15)	(.24)	(.18)	(.31)	(.10)
Distributions from net realized gain	-	-	-	(1.59)	(1.39)
Distributions from tax return of capital	(.02)	-	-	-	-
Total distributions	(.17)	(.24)	(.18)	(1.90)	(1.50) D
Net asset value, end of period	$11.48	$10.58	$9.87	$12.59	$14.75
Total Return E,F	10.04%	9.66%	(20.17)%	(2.17)%	31.27%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.88%	.92%	.92%	.91%	.92%
Expenses net of fee waivers, if any	.88%	.91%	.91%	.91%	.92%
Expenses net of all reductions	.88%	.91%	.91%	.91%	.90%
Net investment income (loss)	1.65%	2.04% C	2.29%	1.47%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$502,778	$487,596	$413,887	$484,510	$399,283
Portfolio turnover rate I	59%	39%	62%	46%	80%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.57%.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Emerging Markets Portfolio Service Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.61	$9.89	$12.61	$14.77	$12.70
Income from Investment Operations
Net investment income (loss) A,B	.18	.20 C	.23	.20	.11
Net realized and unrealized gain (loss)	.87	.74	(2.78)	(.47)	3.45
Total from investment operations	1.05	.94	(2.55)	(.27)	3.56
Distributions from net investment income	(.14)	(.22)	(.17)	(.29)	(.10)
Distributions from net realized gain	-	-	-	(1.59)	(1.39)
Distributions from tax return of capital	(.01)	-	-	-	-
Total distributions	(.15)	(.22)	(.17)	(1.89) D	(1.49)
Net asset value, end of period	$11.51	$10.61	$9.89	$12.61	$14.77
Total Return E,F	9.87%	9.61%	(20.26)%	(2.28)%	31.17%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.99%	1.02%	1.02%	1.01%	1.02%
Expenses net of fee waivers, if any	.99%	1.01%	1.01%	1.01%	1.02%
Expenses net of all reductions	.99%	1.01%	1.01%	1.01%	1.00%
Net investment income (loss)	1.54%	1.94% C	2.19%	1.37%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$192,922	$177,698	$197,602	$319,731	$316,596
Portfolio turnover rate I	59%	39%	62%	46%	80%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.47%.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Emerging Markets Portfolio Service Class 2

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.58	$9.86	$12.58	$14.74	$12.69
Income from Investment Operations
Net investment income (loss) A,B	.16	.18 C	.21	.18	.09
Net realized and unrealized gain (loss)	.87	.75	(2.77)	(.47)	3.44
Total from investment operations	1.03	.93	(2.56)	(.29)	3.53
Distributions from net investment income	(.13)	(.21)	(.16)	(.28)	(.08)
Distributions from net realized gain	-	-	-	(1.59)	(1.39)
Distributions from tax return of capital	(.01)	-	-	-	-
Total distributions	(.14)	(.21)	(.16)	(1.87)	(1.48) D
Net asset value, end of period	$11.47	$10.58	$9.86	$12.58	$14.74
Total Return E,F	9.71%	9.49%	(20.37)%	(2.41)%	30.88%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.14%	1.17%	1.17%	1.16%	1.17%
Expenses net of fee waivers, if any	1.14%	1.16%	1.17%	1.16%	1.17%
Expenses net of all reductions	1.14%	1.16%	1.17%	1.16%	1.15%
Net investment income (loss)	1.40%	1.79% C	2.04%	1.22%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$180,147	$157,772	$137,866	$145,374	$91,103
Portfolio turnover rate I	59%	39%	62%	46%	80%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.32%.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Emerging Markets Portfolio Investor Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.53	$9.82	$12.52	$14.68	$12.63
Income from Investment Operations
Net investment income (loss) A,B	.18	.20 C	.23	.20	.10
Net realized and unrealized gain (loss)	.87	.74	(2.76)	(.47)	3.44
Total from investment operations	1.05	.94	(2.53)	(.27)	3.54
Distributions from net investment income	(.15)	(.23)	(.17)	(.30)	(.10)
Distributions from net realized gain	-	-	-	(1.59)	(1.39)
Distributions from tax return of capital	(.01)	-	-	-	-
Total distributions	(.16)	(.23)	(.17)	(1.89)	(1.49)
Net asset value, end of period	$11.42	$10.53	$9.82	$12.52	$14.68
Total Return D,E	9.90%	9.61%	(20.20)%	(2.28)%	31.16%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.97%	.99%	.99%	.99%	1.00%
Expenses net of fee waivers, if any	.96%	.99%	.99%	.99%	1.00%
Expenses net of all reductions	.96%	.99%	.99%	.99%	.98%
Net investment income (loss)	1.57%	1.96% C	2.22%	1.39%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$217,287	$210,708	$220,389	$303,059	$293,751
Portfolio turnover rate H	59%	39%	62%	46%	80%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.49%.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
VIP Emerging Markets Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$234,848,481
Gross unrealized depreciation	(134,254,503)
Net unrealized appreciation (depreciation)	$100,593,978
Tax Cost	$993,620,307

The Fund intends to elect to defer to the next fiscal year ordinary losses in the amount of $2,578,331 recognized during the period November 1, 2024 to December 31, 2024.

For the applicable period ended December 31, 2024, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(49,965,290)
Net unrealized appreciation (depreciation) on securities and other investments	$100,554,037

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(46,698,292)
Long-term	(3,266,998)
Total capital loss carryforward	$(49,965,290)

The tax character of distributions paid was as follows:

	December 31, 2024	December 31, 2023
Ordinary Income	$13,550,279	$21,738,144
Tax Return of Capital	1,405,712	-
Total	$14,955,991	$21,738,144

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Emerging Markets Portfolio	632,510,840	675,901,205
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.85
Service Class	.85
Service Class 2.85
Investor Class	.93

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.84
Service Class	.84
Service Class 2.84
Investor Class	.92

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .77%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of 0.50% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA(UK).

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$198,656
Service Class 2	431,865
$630,521

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Initial Class	49,686.0630
Service Class	18,309.0630
Service Class 2	16,076.0630
Investor Class	47,098.1390
	131,169

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
VIP Emerging Markets Portfolio	.0444

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Emerging Markets Portfolio	2,391

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP Emerging Markets Portfolio	Borrower	8,055,286	5.47%	25,698

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Emerging Markets Portfolio	7,870,590	21,651,910	(2,128,387)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
VIP Emerging Markets Portfolio	1,685
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Emerging Markets Portfolio	6,670	-	-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $45,095.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
VIP Emerging Markets Portfolio
Distributions to shareholders
Initial Class	$6,587,374	$10,432,932
Service Class	2,253,424	3,752,146
Service Class 2	1,931,349	3,063,350
Investor Class	2,778,132	4,489,716
Total	$13,550,279	$21,738,144
Tax Return of Capital
Initial Class	$685,021	$-
Service Class	279,738	-
Service Class 2	237,818	-
Investor Class	203,135	-
Total	$1,405,712	$-
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023
VIP Emerging Markets Portfolio
Initial Class
Shares sold	14,364,200	17,232,219	$165,607,016	$175,824,961
Reinvestment of distributions	614,004	1,021,229	7,272,395	10,432,932
Shares redeemed	(17,242,432)	(14,111,973)	(198,562,615)	(146,554,091)
Net increase (decrease)	(2,264,228)	4,141,475	$(25,683,204)	$39,703,802
Service Class
Shares sold	6,140,549	1,890,368	$68,289,613	$19,536,650
Reinvestment of distributions	213,451	366,165	2,533,162	3,752,146
Shares redeemed	(6,338,882)	(5,483,043)	(73,170,254)	(56,029,027)
Net increase (decrease)	15,118	(3,226,510)	$(2,347,479)	$(32,740,231)
Service Class 2
Shares sold	3,501,387	3,649,996	$40,277,123	$37,985,313
Reinvestment of distributions	183,454	300,044	2,169,167	3,063,350
Shares redeemed	(2,889,926)	(3,010,040)	(33,225,651)	(30,778,926)
Net increase (decrease)	794,915	940,000	$9,220,639	$10,269,737
Investor Class
Shares sold	3,818,109	4,029,370	$45,356,414	$41,660,066
Reinvestment of distributions	253,135	441,711	2,981,267	4,489,716
Shares redeemed	(5,052,854)	(6,903,875)	(58,767,954)	(70,945,152)
Net increase (decrease)	(981,610)	(2,432,794)	$(10,430,273)	$(24,795,370)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Emerging Markets Portfolio	12%	1	16%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
VIP Emerging Markets Portfolio	38%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund II and the Shareholders of VIP Emerging Markets Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of VIP Emerging Markets Portfolio (the "Fund"), a fund of Variable Insurance Products Fund II, including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 13, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $184,004 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Insert Fund Name
Initial Class	12/11/2024	$0.2479	$0.0985
Service Class	12/11/2024	$0.2334	$0.0985
Service Class 2	12/11/2024	$0.2227	$0.0985
Investor Class	12/11/2024	$0.2382	$0.0985

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	35,115,445,138.03	95.41
Withheld	1,688,162,573.22	4.59
TOTAL	36,803,607,711.25	100.00
Robert A. Lawrence
Affirmative	35,088,609,864.54	95.34
Withheld	1,714,997,846.71	4.66
TOTAL	36,803,607,711.25	100.00
Vijay C. Advani
Affirmative	35,010,407,909.42	95.13
Withheld	1,793,199,801.83	4.87
TOTAL	36,803,607,711.25	100.00
Thomas P. Bostick
Affirmative	35,057,529,083.85	95.26
Withheld	1,746,078,627.39	4.74
TOTAL	36,803,607,711.25	100.00
Donald F. Donahue
Affirmative	35,013,585,423.05	95.14
Withheld	1,790,022,288.19	4.86
TOTAL	36,803,607,711.25	100.00
Vicki L. Fuller
Affirmative	35,122,634,645.90	95.43
Withheld	1,680,973,065.35	4.57
TOTAL	36,803,607,711.25	100.00
Patricia L. Kampling
Affirmative	35,180,534,002.80	95.59
Withheld	1,623,073,708.44	4.41
TOTAL	36,803,607,711.25	100.00
Thomas A. Kennedy
Affirmative	35,124,156,340.38	95.44
Withheld	1,679,451,370.87	4.56
TOTAL	36,803,607,711.25	100.00
Oscar Munoz
Affirmative	35,015,482,863.79	95.14
Withheld	1,788,124,847.45	4.86
TOTAL	36,803,607,711.25	100.00
Karen B. Peetz
Affirmative	35,090,964,426.07	95.35
Withheld	1,712,643,285.17	4.65
TOTAL	36,803,607,711.25	100.00
David M. Thomas
Affirmative	34,979,784,204.17	95.04
Withheld	1,823,823,507.08	4.96
TOTAL	36,803,607,711.25	100.00
Susan Tomasky
Affirmative	35,096,963,470.38	95.36
Withheld	1,706,644,240.86	4.64
TOTAL	36,803,607,711.25	100.00
Michael E. Wiley
Affirmative	34,987,599,655.10	95.07
Withheld	1,816,008,056.15	4.93
TOTAL	36,803,607,711.25	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.858135.116
VIPEM-ANN-0325
Fidelity® Variable Insurance Products:

VIP Contrafund℠ Portfolio

Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Contrafund℠ Portfolio
Consolidated Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Common Stocks - 97.4%
	Shares	Value ($)
AUSTRALIA - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Clean TeQ Water Ltd (b)	3,117	627
Information Technology - 0.0%
Software - 0.0%
Canva Inc Class A (c)(d)	9,774	12,511,600
TOTAL AUSTRALIA		12,512,227
BELGIUM - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
UCB SA	70,600	14,055,780
BRAZIL - 0.2%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
MercadoLibre Inc (b)	13,800	23,466,072
Financials - 0.1%
Banks - 0.1%
NU Holdings Ltd/Cayman Islands Class A (b)	1,934,200	20,038,312
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp	73,800	4,153,994
TOTAL BRAZIL		47,658,378
CANADA - 1.5%
Communication Services - 0.0%
Entertainment - 0.0%
Lionsgate Studios Corp	216,181	1,642,976
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Dollarama Inc	67,300	6,567,772
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	84,700	4,697,404
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
ARC Resources Ltd	74,200	1,345,712
Cameco Corp (United States)	141,700	7,281,963
Canadian Natural Resources Ltd	785,000	24,236,182
Canadian Natural Resources Ltd (United States)	2,627,200	81,101,664
PrairieSky Royalty Ltd	43,700	852,142
Suncor Energy Inc	35,000	1,249,330
		116,066,993
Financials - 0.5%
Banks - 0.1%
Royal Bank of Canada	311,594	37,570,331
Capital Markets - 0.1%
Brookfield Asset Management Ltd Class A	6,417	348,026
Brookfield Asset Management Ltd Class A (United States)	323,400	17,525,046
Brookfield Corp Class A	41,900	2,408,277
		20,281,349
Insurance - 0.3%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	17,600	24,487,808
Intact Financial Corp	222,900	40,585,494
		65,073,302
TOTAL FINANCIALS		122,924,982

Industrials - 0.1%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	54,600	4,925,466
Ground Transportation - 0.1%
Canadian Pacific Kansas City Ltd	206,000	14,915,635
Professional Services - 0.0%
Thomson Reuters Corp	70,765	11,363,162
TOTAL INDUSTRIALS		31,204,263

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc Subordinate Voting Shares (b)	81,300	7,503,049
IT Services - 0.2%
Shopify Inc Class A (b)	409,400	43,573,068
Software - 0.0%
Constellation Software Inc/Canada	500	1,546,109
TOTAL INFORMATION TECHNOLOGY		52,622,226

Materials - 0.2%
Metals & Mining - 0.2%
Agnico Eagle Mines Ltd/CA	59,400	4,647,204
Alamos Gold Inc Class A	78,400	1,446,428
Franco-Nevada Corp	120,555	14,166,859
Lundin Gold Inc	351,900	7,505,829
Novagold Resources Inc (b)	136,016	455,137
Orla Mining Ltd (b)	2,379,600	13,177,235
		41,398,692
TOTAL CANADA		377,125,308
CHINA - 0.3%
Consumer Discretionary - 0.3%
Automobiles - 0.0%
BYD Co Ltd H Shares	255,500	8,690,355
Broadline Retail - 0.3%
PDD Holdings Inc Class A ADR (b)	605,700	58,746,843
Hotels, Restaurants & Leisure - 0.0%
Meituan B Shares (b)(e)(f)	108,400	2,107,661
TOTAL CONSUMER DISCRETIONARY		69,544,859

Health Care - 0.0%
Biotechnology - 0.0%
Zai Lab Ltd ADR (b)	61,300	1,605,447
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV	31,800	6,609,630
TOTAL CHINA		77,759,936
CONGO DEMOCRATIC REPUBLIC OF - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Ivanhoe Mine Ltd Class A (b)	3,824,119	45,385,558
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc	430,900	12,047,964
FRANCE - 0.1%
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
EssilorLuxottica SA	58,174	14,197,147
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	51,500	12,632,398
Birkenstock Holding Plc (b)	28,400	1,609,144

TOTAL GERMANY		14,241,542
IRELAND - 0.1%
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	846,100	4,671,386
Bank of Ireland Group PLC	361,500	3,297,493
		7,968,879
Financial Services - 0.0%
Circle Internet Financial LLC (c)	103,462	3,133,864
Circle Internet Financial LLC (c)	65,587	1,986,630
		5,120,494
Information Technology - 0.0%
IT Services - 0.0%
Accenture PLC Class A	4,400	1,547,876
TOTAL IRELAND		14,637,249
ISRAEL - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Industries Ltd ADR (b)	1,966,688	43,345,804
Information Technology - 0.0%
IT Services - 0.0%
Wix.com Ltd (b)	14,819	3,179,416
Software - 0.0%
Cellebrite DI Ltd (b)	49,451	1,089,405
Check Point Software Technologies Ltd (b)	54,984	10,265,513
		11,354,918
TOTAL INFORMATION TECHNOLOGY		14,534,334

TOTAL ISRAEL		57,880,138
ITALY - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	7,410	323,002
JAPAN - 0.1%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Pan Pacific International Holdings Corp	58,800	1,612,894
Specialty Retail - 0.0%
Fast Retailing Co Ltd	28,700	9,681,708
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	124,000	2,450,920
TOTAL CONSUMER DISCRETIONARY		13,745,522

Industrials - 0.1%
Industrial Conglomerates - 0.0%
Hitachi Ltd	57,000	1,395,933
Machinery - 0.1%
Mitsubishi Heavy Industries Ltd	515,200	7,183,924
Trading Companies & Distributors - 0.0%
ITOCHU Corp	93,300	4,587,970
Mitsui & Co Ltd	119,800	2,484,547
		7,072,517
TOTAL INDUSTRIALS		15,652,374

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advantest Corp	95,600	5,435,706
TOTAL JAPAN		34,833,602
KOREA (SOUTH) - 0.2%
Consumer Discretionary - 0.2%
Automobiles - 0.1%
Hyundai Motor Co	131,400	18,577,980
Broadline Retail - 0.1%
Coupang Inc Class A (b)	1,338,995	29,431,110
TOTAL KOREA (SOUTH)		48,009,090
NETHERLANDS - 0.6%
Communication Services - 0.1%
Entertainment - 0.1%
Universal Music Group NV	711,012	18,187,065
Financials - 0.0%
Financial Services - 0.0%
Adyen NV (b)(e)(f)	1,000	1,486,079
Health Care - 0.3%
Biotechnology - 0.3%
Argenx SE ADR (b)	126,900	78,043,500
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
ASML Holding NV depository receipt	63,600	44,079,888
TOTAL NETHERLANDS		141,796,532
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Santander SA	1,399,600	6,474,903
SWEDEN - 0.0%
Industrials - 0.0%
Machinery - 0.0%
Indutrade AB	46,600	1,166,701
SWITZERLAND - 0.2%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
On Holding AG Class A (b)	521,935	28,586,380
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG	458,320	14,003,871
TOTAL SWITZERLAND		42,590,251
TAIWAN - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,115,200	220,240,848
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	27,200	5,980,736
UNITED KINGDOM - 0.3%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Deliveroo PLC Class A (b)(e)(f)	164,300	291,870
Flutter Entertainment PLC (b)	93,600	24,190,920
Flutter Entertainment PLC (United Kingdom) (b)	26,100	6,770,175
		31,252,965
Financials - 0.1%
Banks - 0.0%
Starling Bank Ltd Class D (b)(c)(d)	2,643,467	8,372,671
Capital Markets - 0.1%
London Stock Exchange Group PLC	92,300	13,028,604
TOTAL FINANCIALS		21,401,275

Industrials - 0.1%
Aerospace & Defense - 0.1%
Rolls-Royce Holdings PLC (b)	2,484,572	17,619,077
Professional Services - 0.0%
RELX PLC	320,800	14,535,123
TOTAL INDUSTRIALS		32,154,200

TOTAL UNITED KINGDOM		84,808,440
UNITED STATES - 92.4%
Communication Services - 18.4%
Entertainment - 2.9%
Electronic Arts Inc	29,700	4,345,110
Liberty Media Corp-Liberty Formula One Class C (b)	445,827	41,310,330
Liberty Media Corp-Liberty Live Class C (b)	17,283	1,176,281
Live Nation Entertainment Inc (b)	39,500	5,115,250
Netflix Inc (b)	593,299	528,819,265
ROBLOX Corp Class A (b)	117,000	6,769,620
Roku Inc Class A (b)	624,250	46,406,745
Spotify Technology SA (b)	40,100	17,939,938
Walt Disney Co/The	711,258	79,198,578
		731,081,117
Interactive Media & Services - 14.9%
Alphabet Inc Class C	7,746,940	1,475,327,254
Epic Games Inc (b)(c)(d)	18,849	12,789,235
Meta Platforms Inc Class A	3,738,622	2,189,000,567
Pinterest Inc Class A (b)	1,632,800	47,351,200
Reddit Inc Class A	290,336	47,452,516
Reddit Inc Class B (b)	62,205	10,166,785
		3,782,087,557
Media - 0.6%
Charter Communications Inc Class A (b)	172,100	58,990,717
EchoStar Corp (d)	3,554,022	81,387,104
Omnicom Group Inc	30,000	2,581,200
Trade Desk Inc (The) Class A (b)	24,900	2,926,497
		145,885,518
Wireless Telecommunication Services - 0.0%
T-Mobile US Inc	15,300	3,377,168
TOTAL COMMUNICATION SERVICES		4,662,431,360

Consumer Discretionary - 10.1%
Automobiles - 0.8%
General Motors Co	154,900	8,251,523
Rad Power Bikes Inc (b)(c)(d)	401,674	84,352
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	384,164	199,765
Tesla Inc (b)	463,600	187,220,224
		195,755,864
Broadline Retail - 5.4%
Amazon.com Inc (b)	6,281,140	1,378,019,305
Diversified Consumer Services - 0.1%
Duolingo Inc Class A (b)	90,961	29,492,284
Hotels, Restaurants & Leisure - 1.5%
Airbnb Inc Class A (b)	375,512	49,346,032
Booking Holdings Inc	5,700	28,319,994
Carnival Corp (b)	211,000	5,258,120
Cava Group Inc (b)	116,500	13,141,200
Chipotle Mexican Grill Inc (b)	1,633,300	98,487,990
Churchill Downs Inc	22,000	2,937,880
DoorDash Inc Class A (b)	170,000	28,517,500
DraftKings Inc Class A (b)	39,100	1,454,520
Dutch Bros Inc Class A (b)	45,100	2,362,338
Hilton Worldwide Holdings Inc	457,700	113,125,132
Royal Caribbean Cruises Ltd	15,600	3,598,764
Starbucks Corp	108,000	9,855,000
Texas Roadhouse Inc	10,900	1,966,687
Viking Holdings Ltd	222,800	9,816,568
		368,187,725
Household Durables - 0.7%
DR Horton Inc	18,400	2,572,688
Garmin Ltd	48,245	9,951,014
Lennar Corp Class A	223,198	30,437,511
NVR Inc (b)	6,300	51,527,070
PulteGroup Inc	703,408	76,601,131
		171,089,414
Specialty Retail - 1.3%
Abercrombie & Fitch Co Class A (b)	33,700	5,037,139
Chewy Inc Class A (b)	48,700	1,630,963
Dick's Sporting Goods Inc	55,429	12,684,372
Fanatics Inc Class A (b)(c)(d)	232,280	13,936,800
Gap Inc/The	304,724	7,200,628
Group 1 Automotive Inc	1,200	505,776
Home Depot Inc/The	128,600	50,024,114
Lowe's Cos Inc	294,275	72,627,071
Murphy USA Inc	113,480	56,938,590
O'Reilly Automotive Inc (b)	26,800	31,779,440
TJX Cos Inc/The	509,154	61,510,895
Williams-Sonoma Inc	67,308	12,464,095
		326,339,883
Textiles, Apparel & Luxury Goods - 0.3%
Crocs Inc (b)	416,300	45,597,339
Deckers Outdoor Corp (b)	81,154	16,481,566
Ralph Lauren Corp Class A	49,200	11,364,216
VF Corp (g)	222,000	4,764,120
		78,207,241
TOTAL CONSUMER DISCRETIONARY		2,547,091,716

Consumer Staples - 2.1%
Beverages - 0.4%
Coca-Cola Co/The	528,800	32,923,088
Keurig Dr Pepper Inc	2,000,100	64,243,212
		97,166,300
Consumer Staples Distribution & Retail - 1.5%
Casey's General Stores Inc	45,300	17,949,219
Costco Wholesale Corp	371,501	340,395,222
Walmart Inc	204,100	18,440,435
		376,784,876
Food Products - 0.1%
Bowery Farming Inc (b)(c)	34,182	0
Bowery Farming Inc warrants (b)(c)(d)	12,010	0
Freshpet Inc (b)	158,000	23,401,380
		23,401,380
Household Products - 0.0%
Procter & Gamble Co/The	16,400	2,749,460
Personal Care Products - 0.1%
BellRing Brands Inc (b)	7,100	534,914
elf Beauty Inc (b)(g)	193,000	24,231,150
		24,766,064
TOTAL CONSUMER STAPLES		524,868,080

Energy - 1.0%
Energy Equipment & Services - 0.0%
Baker Hughes Co Class A	67,400	2,764,748
Oil, Gas & Consumable Fuels - 1.0%
Cheniere Energy Inc	7,200	1,547,064
CONSOL Energy Inc	553,800	59,079,384
Exxon Mobil Corp	1,283,200	138,033,824
Marathon Petroleum Corp	10,100	1,408,950
Sable Offshore Corp (d)	519,473	11,895,932
Shell PLC ADR	782,600	49,029,890
		260,995,044
TOTAL ENERGY		263,759,792

Financials - 14.6%
Banks - 2.8%
Bank of America Corp	1,341,647	58,965,386
Citigroup Inc	482,300	33,949,097
East West Bancorp Inc	63,900	6,119,063
First Citizens BancShares Inc/NC Class A	9,300	19,651,086
JPMorgan Chase & Co	1,392,939	333,901,408
Wells Fargo & Co	3,578,500	251,353,840
		703,939,880
Capital Markets - 1.7%
Ameriprise Financial Inc	151,400	80,609,902
Bank of New York Mellon Corp/The	1,104,824	84,883,628
Blackstone Inc	58,811	10,140,193
Charles Schwab Corp/The	19,800	1,465,398
Goldman Sachs Group Inc/The	53,600	30,692,432
Interactive Brokers Group Inc Class A	32,900	5,812,443
KKR & Co Inc Class A	83,600	12,365,276
MarketAxess Holdings Inc	224,400	50,723,376
Moody's Corp	151,483	71,707,508
Morgan Stanley	577,500	72,603,300
MSCI Inc	11,828	7,096,918
Raymond James Financial Inc	20,600	3,199,798
S&P Global Inc	3,000	1,494,090
		432,794,262
Consumer Finance - 0.9%
American Express Co	360,400	106,963,116
Capital One Financial Corp	144,300	25,731,576
Discover Financial Services	518,200	89,767,786
		222,462,478
Financial Services - 7.6%
Apollo Global Management Inc	554,100	91,515,156
Berkshire Hathaway Inc Class B (b)	2,380,188	1,078,891,617
Block Inc Class A (b)	16,400	1,393,836
Fiserv Inc (b)	319,200	65,570,064
Mastercard Inc Class A	490,600	258,335,242
Paymentus Holdings Inc Class A (b)	27,700	904,958
PayPal Holdings Inc (b)	268,200	22,890,870
Shift4 Payments Inc Class A (b)	77,200	8,011,816
Toast Inc Class A (b)	1,671,300	60,918,885
Visa Inc Class A	1,023,117	323,345,897
		1,911,778,341
Insurance - 1.6%
American International Group Inc	341,711	24,876,561
Aon PLC	8,300	2,981,028
Arthur J Gallagher & Co	423,900	120,324,015
Chubb Ltd	235,100	64,958,130
Marsh & McLennan Cos Inc	390,867	83,024,059
Progressive Corp/The	335,600	80,413,116
The Travelers Companies, Inc.	142,400	34,302,736
Willis Towers Watson PLC	4,800	1,503,552
		412,383,197
TOTAL FINANCIALS		3,683,358,158

Health Care - 10.5%
Biotechnology - 2.0%
Alnylam Pharmaceuticals Inc (b)	290,786	68,424,854
Apogee Therapeutics Inc (b)	44,600	2,020,380
Arcellx Inc (b)	35,700	2,737,833
Avidity Biosciences Inc (b)	89,700	2,608,476
Crinetics Pharmaceuticals Inc (b)	26,400	1,349,832
Denali Therapeutics Inc (b)	131,298	2,675,853
Exelixis Inc (b)	44,400	1,478,520
Gilead Sciences Inc	51,100	4,720,107
Insmed Inc (b)	35,445	2,447,123
Janux Therapeutics Inc (b)	78,300	4,192,182
Legend Biotech Corp ADR (b)	387,900	12,622,266
Moderna Inc (b)	43,200	1,796,256
Natera Inc (b)	10,300	1,630,490
Recursion Pharmaceuticals Inc Class A (b)(g)	138,227	934,414
Regeneron Pharmaceuticals Inc (b)	301,734	214,934,180
United Therapeutics Corp (b)	108,047	38,123,303
Vertex Pharmaceuticals Inc (b)	336,115	135,353,511
Viking Therapeutics Inc (b)	29,100	1,170,984
		499,220,564
Health Care Equipment & Supplies - 2.3%
Alcon AG (United States)	138,500	11,757,265
Boston Scientific Corp (b)	2,904,100	259,394,212
Cooper Cos Inc/The (b)	28,557	2,625,245
Glaukos Corp (b)	11,200	1,679,328
Globus Medical Inc Class A (b)	19,600	1,621,116
Insulet Corp (b)	269,500	70,358,365
Intuitive Surgical Inc (b)	344,318	179,720,223
PROCEPT BioRobotics Corp (b)	21,600	1,739,232
Stryker Corp	124,000	44,646,200
TransMedics Group Inc (b)	324,500	20,232,575
		593,773,761
Health Care Providers & Services - 1.5%
BrightSpring Health Services Inc (b)	85,183	1,450,666
HCA Healthcare Inc	40,950	12,291,143
McKesson Corp	80,900	46,105,719
Tenet Healthcare Corp (b)	192,506	24,300,032
UnitedHealth Group Inc	597,040	302,018,655
		386,166,215
Health Care Technology - 0.3%
Doximity Inc Class A (b)	1,514,900	80,880,511
Veeva Systems Inc Class A (b)	9,200	1,934,300
		82,814,811
Life Sciences Tools & Services - 1.0%
Danaher Corp	520,800	119,549,640
Thermo Fisher Scientific Inc	235,900	122,722,257
Veterinary Emergency Group (b)(c)(d)(h)	155,147	9,856,489
		252,128,386
Pharmaceuticals - 3.4%
Eli Lilly & Co	895,953	691,675,716
Intra-Cellular Therapies Inc (b)	169,530	14,159,146
Merck & Co Inc	1,475,600	146,792,688
		852,627,550
TOTAL HEALTH CARE		2,666,731,287

Industrials - 9.0%
Aerospace & Defense - 2.5%
Axon Enterprise Inc (b)	53,280	31,665,370
Boeing Co (b)	676,670	119,770,590
GE Aerospace	1,298,277	216,539,622
HEICO Corp	4,260	1,012,772
Howmet Aerospace Inc	914,300	99,996,991
Leonardo DRS Inc (b)	100,400	3,243,924
Loar Holdings Inc (g)	22,811	1,685,961
Relativity Space Inc warrants (b)(c)(d)	10,617	2,760
Rocket Lab USA Inc Class A (b)	500	12,735
Space Exploration Technologies Corp (b)(c)(d)	178,012	32,932,220
Space Exploration Technologies Corp Class C (b)(c)(d)	16,934	3,132,790
TransDigm Group Inc	76,300	96,693,464
		606,689,199
Air Freight & Logistics - 0.0%
Zipline International Inc (b)(c)(d)	50,479	2,117,594
Building Products - 1.2%
AZEK Co Inc/The Class A (b)	888,600	42,181,842
Builders FirstSource Inc (b)	370,800	52,998,444
Carrier Global Corp	174,000	11,877,240
Tecnoglass Inc	426,800	33,853,776
Trane Technologies PLC	420,720	155,392,932
		296,304,234
Commercial Services & Supplies - 0.6%
Cintas Corp	129,300	23,623,110
Clean Harbors Inc (b)	80,244	18,467,354
Copart Inc (b)	697,700	40,041,003
GFL Environmental Inc Subordinate Voting Shares	558,000	24,875,050
GFL Environmental Inc Subordinate Voting Shares (United States) (g)	734,700	32,723,538
Republic Services Inc	52,100	10,481,478
Veralto Corp	86,454	8,805,340
		159,016,873
Construction & Engineering - 0.6%
Comfort Systems USA Inc	6,700	2,841,202
EMCOR Group Inc	200,350	90,938,865
Quanta Services Inc	195,879	61,907,558
		155,687,625
Electrical Equipment - 1.0%
Eaton Corp PLC	246,376	81,764,803
GE Vernova Inc	400,219	131,644,036
Generac Holdings Inc (b)	39,309	6,094,860
Hubbell Inc	85,935	35,997,312
Vertiv Holdings Co Class A	78,900	8,963,829
		264,464,840
Ground Transportation - 0.2%
Uber Technologies Inc (b)	845,500	51,000,560
XPO Inc (b)	11,700	1,534,455
		52,535,015
Industrial Conglomerates - 0.1%
3M Co	253,400	32,711,406
Machinery - 1.8%
Allison Transmission Holdings Inc	490,000	52,949,400
Caterpillar Inc	92,800	33,664,128
Deere & Co	249,800	105,840,260
Ingersoll Rand Inc	35,700	3,229,422
PACCAR Inc	693,595	72,147,752
Parker-Hannifin Corp	217,800	138,527,334
Westinghouse Air Brake Technologies Corp	301,200	57,104,508
		463,462,804
Passenger Airlines - 0.0%
Alaska Air Group Inc (b)	48,200	3,120,950
Professional Services - 0.6%
Dayforce Inc (b)	101,500	7,372,960
Equifax Inc	271,400	69,166,290
Leidos Holdings Inc	7,800	1,123,668
Paycom Software Inc	271,654	55,680,920
UL Solutions Inc Class A	67,300	3,356,924
Verisk Analytics Inc	84,000	23,136,120
		159,836,882
Trading Companies & Distributors - 0.4%
FTAI Aviation Ltd	55,600	8,008,624
United Rentals Inc	26,400	18,597,216
WW Grainger Inc	62,800	66,194,340
		92,800,180
TOTAL INDUSTRIALS		2,288,747,602

Information Technology - 25.2%
Communications Equipment - 1.1%
Arista Networks Inc	2,035,296	224,961,267
Motorola Solutions Inc	89,100	41,184,693
		266,145,960
Electronic Equipment, Instruments & Components - 1.3%
Amphenol Corp Class A	4,817,970	334,608,017
Coherent Corp (b)	25,100	2,377,723
Sanmina Corp (b)	7,900	597,793
Zebra Technologies Corp Class A (b)	4,000	1,544,880
		339,128,413
IT Services - 0.2%
Cloudflare Inc Class A (b)	101,800	10,961,824
Gartner Inc (b)	17,591	8,522,312
GoDaddy Inc Class A (b)	169,756	33,504,742
Kyndryl Holdings Inc (b)	130,500	4,515,300
Twilio Inc Class A (b)	36,000	3,890,880
X Holdings Corp Class A (b)(c)(d)	55,300	1,688,308
		63,083,366
Semiconductors & Semiconductor Equipment - 11.1%
Advanced Micro Devices Inc (b)	113,973	13,766,799
Analog Devices Inc	50,105	10,645,308
Applied Materials Inc	46,400	7,546,032
ARM Holdings PLC ADR (b)	71,200	8,783,232
Astera Labs Inc (b)	99,200	13,139,040
Broadcom Inc	1,278,000	296,291,520
Lam Research Corp	836,400	60,413,172
Marvell Technology Inc	400,700	44,257,315
Micron Technology Inc	473,100	39,816,096
Monolithic Power Systems Inc	47,950	28,372,015
NVIDIA Corp	16,987,200	2,281,211,089
		2,804,241,618
Software - 7.8%
Adobe Inc (b)	60,300	26,814,204
Alkami Technology Inc (b)	9,300	341,123
Appfolio Inc Class A (b)	40,383	9,963,294
Applied Intuition Inc Class A (c)(d)	14,726	913,012
AppLovin Corp Class A (b)	113,900	36,884,237
Atlassian Corp Class A (b)	7,147	1,739,437
Cadence Design Systems Inc (b)	351,621	105,648,046
Clear Secure Inc Class A	209,247	5,574,340
Coreweave Inc Class A (c)(d)	11,787	11,078,012
CyberArk Software Ltd (b)	55,757	18,575,445
Datadog Inc Class A (b)	65,456	9,353,008
DocuSign Inc (b)	129,800	11,674,212
Dynatrace Inc (b)	26,100	1,418,535
Fair Isaac Corp (b)	300	597,279
Figma Inc Class A (c)(d)	166,194	4,658,418
Fortinet Inc (b)	263,600	24,904,928
HubSpot Inc (b)	2,100	1,463,217
Klaviyo Inc Class A (b)	77,081	3,178,820
Microsoft Corp	3,412,300	1,438,284,450
Monday.com Ltd (b)	231,300	54,457,272
Onestream Inc Class A	74,000	2,110,480
OpenAI Global LLC rights (b)(c)(d)	12,537,443	12,537,443
Oracle Corp	7,200	1,199,808
Palo Alto Networks Inc (b)	27,400	4,985,704
Rubrik Inc Class A (b)	70,487	4,607,030
Salesforce Inc	98,938	33,077,942
Samsara Inc Class A (b)	360,168	15,735,740
Servicenow Inc (b)	82,702	87,674,044
ServiceTitan Inc Class A (b)(g)	10,500	1,080,135
Stripe Inc Class B (b)(c)(d)	74,500	2,049,495
Synopsys Inc (b)	64,000	31,063,040
Tanium Inc Class B (b)(c)(d)	350,002	3,216,518
Zoom Communications Inc Class A (b)	124,000	10,119,640
		1,976,978,308
Technology Hardware, Storage & Peripherals - 3.7%
Apple Inc	3,675,700	920,468,794
Dell Technologies Inc Class C	41,427	4,774,047
		925,242,841
TOTAL INFORMATION TECHNOLOGY		6,374,820,506

Materials - 0.5%
Chemicals - 0.2%
Air Products and Chemicals Inc	123,700	35,877,948
Sherwin-Williams Co/The	41,335	14,051,007
		49,928,955
Construction Materials - 0.2%
CRH PLC	110,600	10,232,712
Eagle Materials Inc	135,800	33,510,008
		43,742,720
Containers & Packaging - 0.0%
International Paper Co	187,100	10,069,722
Silgan Holdings Inc	14,651	762,584
		10,832,306
Metals & Mining - 0.1%
ATI Inc (b)	40,300	2,218,112
Freeport-McMoRan Inc	419,172	15,962,070
Ivanhoe Electric Inc / US (b)	324,078	2,446,789
Steel Dynamics Inc	42,506	4,848,659
		25,475,630
TOTAL MATERIALS		129,979,611

Real Estate - 0.2%
Health Care REITs - 0.2%
Welltower Inc	305,800	38,539,974
Real Estate Management & Development - 0.0%
CBRE Group Inc Class A (b)	34,600	4,542,634
TOTAL REAL ESTATE		43,082,608

Utilities - 0.8%
Electric Utilities - 0.4%
American Electric Power Co Inc	14,900	1,374,227
Constellation Energy Corp	327,055	73,165,474
NRG Energy Inc	108,600	9,797,892
PG&E Corp	263,500	5,317,430
Southern Co/The	25,800	2,123,856
		91,778,879
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp	745,667	102,805,109
TOTAL UTILITIES		194,583,988

TOTAL UNITED STATES		23,379,454,708
TOTAL COMMON STOCKS (Cost $10,776,856,679)		24,653,180,040

Convertible Preferred Stocks - 1.0%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (b)(c)(d)	60,761	15,048,069
UNITED STATES - 0.9%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc Series A (b)(c)(d)	52,367	10,996
Rad Power Bikes Inc Series C (b)(c)(d)	206,059	117,454
Rad Power Bikes Inc Series D (b)(c)(d)	277,030	263,179
Waymo LLC (c)(d)	115,088	8,934,282
		9,325,911
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	2,500	617,550
TOTAL CONSUMER DISCRETIONARY		9,943,461

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	5,376	181,010
GoBrands Inc Series H (b)(c)(d)	6,820	294,351
		475,361
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	62,943	4,669,112
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(d)	515,200	1,494,080
Health Care Providers & Services - 0.0%
Lyra Health Inc Series E (b)(c)(d)	229,170	2,271,075
Lyra Health Inc Series F (b)(c)(d)	6,800	67,388
Somatus Inc Series E (b)(c)(d)	1,539	1,702,549
		4,041,012
TOTAL HEALTH CARE		5,535,092

Industrials - 0.8%
Aerospace & Defense - 0.7%
Relativity Space Inc Series E (b)(c)(d)	208,655	196,136
Relativity Space Inc Series F (b)(c)(d)	106,172	99,801
Space Exploration Technologies Corp Series G (b)(c)(d)	7,336	13,571,600
Space Exploration Technologies Corp Series J (b)(c)(d)	49,518	91,608,301
Space Exploration Technologies Corp Series N (b)(c)(d)	39,568	73,200,800
		178,676,638
Air Freight & Logistics - 0.1%
Zipline International Inc Series E (b)(c)(d)	132,331	5,551,285
Zipline International Inc Series F (b)(c)(d)	90,550	3,798,573
Zipline International Inc Series G (c)(d)	80,131	3,361,495
		12,711,353
Construction & Engineering - 0.0%
Beta Technologies Inc Series B, 6% (b)(c)(d)	26,772	3,602,440
Beta Technologies Inc Series C, 6% (c)(d)	27,089	3,130,947
		6,733,387
TOTAL INDUSTRIALS		198,121,378

Information Technology - 0.1%
Software - 0.1%
Applied Intuition Inc Series A2 (c)(d)	19,169	1,188,478
Applied Intuition Inc Series B2 (c)(d)	9,243	573,066
MOLOCO Inc Series A (b)(c)(d)	44,901	2,932,035
Nuro Inc/CA Series C (b)(c)(d)	305,791	1,002,995
Nuro Inc/CA Series D (b)(c)(d)	63,961	265,438
Stripe Inc Series H (b)(c)(d)	30,400	836,304
Stripe Inc Series I (b)(c)(d)	203,647	5,602,329
xAI Corp Series C (c)(d)	354,485	7,674,600
		20,075,245
TOTAL UNITED STATES		238,819,649
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $138,178,035)		253,867,718

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (c)(d) (Cost $384,164)	384,164	501,296

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.36	424,885,718	424,970,696
Fidelity Securities Lending Cash Central Fund (i)(j)	4.35	20,297,871	20,299,900
TOTAL MONEY MARKET FUNDS (Cost $445,265,688)			445,270,596

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $11,360,684,566)	25,352,819,650
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(39,517,996)
NET ASSETS - 100.0%	25,313,301,654

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $479,729,532 or 1.9% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,885,610 or 0.0% of net assets.

(f)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $3,885,610 or 0.0% of net assets.

(g)	Security or a portion of the security is on loan at period end.
(h)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Applied Intuition Inc Class A	7/02/24	879,067

Applied Intuition Inc Series A2	7/02/24	1,144,292

Applied Intuition Inc Series B2	7/02/24	551,760

Beta Technologies Inc Series B, 6%	4/04/22	2,762,067

Beta Technologies Inc Series C, 6%	10/24/24	3,100,878

Bowery Farming Inc warrants	10/25/23	0

ByteDance Ltd Series E1	11/18/20	6,657,837

Canva Inc Class A	3/18/24	10,425,546

Coreweave Inc Class A	11/29/23 - 10/03/24	4,648,339

Discord Inc Series I	9/15/21	1,376,561

EchoStar Corp	9/30/24	99,654,777

ElevateBio LLC Series C	3/09/21	2,161,264

Epic Games Inc	7/13/20 - 7/30/20	10,838,175

Fanatics Inc Class A	8/13/20 - 12/15/21	7,999,411

Figma Inc Class A	5/15/24	3,854,537

GoBrands Inc Series G	3/02/21	1,342,480

GoBrands Inc Series H	7/22/21	2,649,506

Lyra Health Inc Series E	1/14/21	2,098,418

Lyra Health Inc Series F	6/04/21	106,790

MOLOCO Inc Series A	6/26/23	2,694,060

Nuro Inc/CA Series C	10/30/20	3,991,979

Nuro Inc/CA Series D	10/29/21	1,333,313

OpenAI Global LLC rights	9/30/24	12,537,443

Rad Power Bikes Inc	1/21/21	1,937,611

Rad Power Bikes Inc 8% 12/31/2025	10/06/23	384,164

Rad Power Bikes Inc Series A	1/21/21	252,610

Rad Power Bikes Inc Series C	1/21/21	993,996

Rad Power Bikes Inc Series D	9/17/21	2,655,000

Rad Power Bikes Inc warrants 10/6/2033	10/06/23	0

Relativity Space Inc Series E	5/27/21	4,764,658

Relativity Space Inc Series F	11/14/23	2,406,601

Relativity Space Inc warrants	11/14/23	0

Sable Offshore Corp	1/16/24	5,194,730

Somatus Inc Series E	1/31/22	1,342,985

Space Exploration Technologies Corp	2/16/21 - 7/01/24	10,252,748

Space Exploration Technologies Corp Class C	7/01/24	1,896,608

Space Exploration Technologies Corp Series G	9/07/23	5,942,160

Space Exploration Technologies Corp Series J	9/07/23	40,109,580

Space Exploration Technologies Corp Series N	8/04/20	10,683,360

Starling Bank Ltd Class D	6/18/21 - 4/05/22	5,186,912

Stripe Inc Class B	5/18/21	2,989,564

Stripe Inc Series H	3/15/21	1,219,800

Stripe Inc Series I	3/20/23 - 5/12/23	4,100,257

Tanium Inc Class B	9/18/20	3,988,343

Tenstorrent Holdings Inc Series C1	4/23/21	3,742,265

Veterinary Emergency Group	9/16/21 - 11/13/23	5,851,651

Waymo LLC	10/18/24	9,000,031

X Holdings Corp Class A	10/25/22	5,530,000

xAI Corp Series C	11/22/24	7,674,600

Zipline International Inc	10/12/21	1,817,244

Zipline International Inc Series E	12/21/20	4,317,881

Zipline International Inc Series F	4/11/23	3,639,847

Zipline International Inc Series G	6/07/24	3,361,199

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	395,872,372	5,151,832,164	5,122,739,149	18,048,098	5,309	-	424,970,696	424,885,718	0.8%
Fidelity Securities Lending Cash Central Fund	16,332,762	376,458,707	372,491,569	69,766	-	-	20,299,900	20,297,871	0.1%
Total	412,205,134	5,528,290,871	5,495,230,718	18,117,864	5,309	-	445,270,596	445,183,589

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	4,682,261,401	4,651,285,101	18,187,065	12,789,235
Consumer Discretionary	2,794,553,882	2,741,275,261	39,057,704	14,220,917
Consumer Staples	529,565,484	529,565,484	-	-
Energy	379,826,785	379,826,785	-	-
Financials	3,882,776,953	3,848,294,202	20,989,586	13,493,165
Health Care	2,817,978,965	2,808,122,476	-	9,856,489
Industrials	2,369,248,769	2,283,256,831	47,806,574	38,185,364
Information Technology	6,738,383,350	6,684,294,838	5,435,706	48,652,806
Materials	220,917,855	220,917,855	-	-
Real Estate	43,082,608	43,082,608	-	-
Utilities	194,583,988	194,583,988	-	-

Convertible Preferred Stocks
Communication Services	15,048,069	-	-	15,048,069
Consumer Discretionary	9,943,461	-	-	9,943,461
Consumer Staples	475,361	-	-	475,361
Financials	4,669,112	-	-	4,669,112
Health Care	5,535,092	-	-	5,535,092
Industrials	198,121,378	-	-	198,121,378
Information Technology	20,075,245	-	-	20,075,245

Preferred Securities
Consumer Discretionary	501,296	-	-	501,296

Money Market Funds	445,270,596	445,270,596	-	-
Total Investments in Securities:	25,352,819,650	24,829,776,025	131,476,635	391,566,990
The following is a reconciliation of consolidated  Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.

Investments in Securities:
Beginning Balance	$236,373,012
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	102,774,850
Cost of Purchases	56,170,912
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(3,751,784)
Ending Balance	$391,566,990
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2024	$102,774,850

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value (including securities loaned of $19,829,282) - See accompanying schedule:
Unaffiliated issuers (cost $10,915,418,878)	$24,907,549,054
Fidelity Central Funds (cost $445,265,688)	445,270,596

Total Investment in Securities (cost $11,360,684,566)		$25,352,819,650
Foreign currency held at value (cost $164,429)		164,429
Receivable for investments sold		1,909,747
Receivable for fund shares sold		3,422,316
Dividends receivable		9,157,531
Distributions receivable from Fidelity Central Funds		1,680,295
Prepaid expenses		21,792
Other receivables		982,686
Total assets		25,370,158,446
Liabilities
Payable for investments purchased	$1,367,253
Payable for fund shares redeemed	19,302,846
Accrued management fee	11,947,634
Distribution and service plan fees payable	2,244,612
Other payables and accrued expenses	1,698,471
Collateral on securities loaned	20,295,976
Total liabilities		56,856,792
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$25,313,301,654
Net Assets consist of:
Paid in capital		$10,546,864,044
Total accumulated earnings (loss)		14,766,437,610
Net Assets		$25,313,301,654

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($10,464,444,006 ÷ 180,616,302 shares)		$57.94
Service Class :
Net Asset Value, offering price and redemption price per share ($1,943,438,627 ÷ 33,809,345 shares)		$57.48
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($9,737,590,022 ÷ 175,448,891 shares)		$55.50
Investor Class :
Net Asset Value, offering price and redemption price per share ($3,167,828,999 ÷ 55,241,041 shares)		$57.35
Consolidated Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends		$156,142,859
Income from Fidelity Central Funds (including $69,766 from security lending)		18,117,864
Total income		174,260,723
Expenses
Management fee	$132,018,075
Transfer agent fees	2,597,830
Distribution and service plan fees	24,821,561
Accounting fees	286,408
Custodian fees and expenses	221,847
Independent trustees' fees and expenses	101,401
Audit fees	83,764
Legal	33,352
Miscellaneous	1,045,140
Total expenses before reductions	161,209,378
Expense reductions	(948,686)
Total expenses after reductions		160,260,692
Net Investment income (loss)		14,000,031
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $380,089)	3,625,429,350
Fidelity Central Funds	5,309
Foreign currency transactions	(183,385)
Total net realized gain (loss)		3,625,251,274
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $269,473)	3,060,210,431
Unfunded commitments	134,032
Assets and liabilities in foreign currencies	(48,605)
Total change in net unrealized appreciation (depreciation)		3,060,295,858
Net gain (loss)		6,685,547,132
Net increase (decrease) in net assets resulting from operations		$6,699,547,163
Consolidated Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,000,031	$82,903,790
Net realized gain (loss)	3,625,251,274	596,291,261
Change in net unrealized appreciation (depreciation)	3,060,295,858	4,695,038,802
Net increase (decrease) in net assets resulting from operations	6,699,547,163	5,374,233,853
Distributions to shareholders	(2,923,314,742)	(748,784,809)

Share transactions - net increase (decrease)	961,960,504	(920,961,947)
Total increase (decrease) in net assets	4,738,192,925	3,704,487,097

Net Assets
Beginning of period	20,575,108,729	16,870,621,632
End of period	$25,313,301,654	$20,575,108,729

Consolidated Financial Highlights
VIP Contrafund℠ Portfolio Initial Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$48.63	$37.88	$54.35	$48.17	$37.17
Income from Investment Operations
Net investment income (loss) A,B	.10	.24	.22	.04	.07
Net realized and unrealized gain (loss)	16.57	12.32	(14.37)	12.88	11.24
Total from investment operations	16.67	12.56	(14.15)	12.92	11.31
Distributions from net investment income	(.10) C	(.22)	(.22)	(.02) C	(.10)
Distributions from net realized gain	(7.26) C	(1.59)	(2.09)	(6.72) C	(.21)
Total distributions	(7.36)	(1.81)	(2.32) D	(6.74)	(.31)
Net asset value, end of period	$57.94	$48.63	$37.88	$54.35	$48.17
Total Return E,F	33.79%	33.45%	(26.31)%	27.83%	30.57%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.56%	.60%	.60%	.60%	.61%
Expenses net of fee waivers, if any	.56%	.59%	.60%	.60%	.61%
Expenses net of all reductions	.56%	.59%	.60%	.60%	.61%
Net investment income (loss)	.17%	.55%	.50%	.08%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$10,464,444	$8,698,765	$7,255,740	$10,409,645	$8,916,447
Portfolio turnover rate I	36%	30%	38%	34%	39%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Contrafund℠ Portfolio Service Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$48.30	$37.63	$54.00	$47.89	$36.96
Income from Investment Operations
Net investment income (loss) A,B	.04	.20	.17	(.01)	.03
Net realized and unrealized gain (loss)	16.44	12.23	(14.27)	12.80	11.17
Total from investment operations	16.48	12.43	(14.10)	12.79	11.20
Distributions from net investment income	(.04) C	(.18)	(.18)	(.01) C	(.06)
Distributions from net realized gain	(7.26) C	(1.59)	(2.09)	(6.67) C	(.21)
Total distributions	(7.30)	(1.76) D	(2.27)	(6.68)	(.27)
Net asset value, end of period	$57.48	$48.30	$37.63	$54.00	$47.89
Total Return E,F	33.63%	33.34%	(26.38)%	27.71%	30.43%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.66%	.70%	.70%	.70%	.71%
Expenses net of fee waivers, if any	.66%	.69%	.70%	.70%	.71%
Expenses net of all reductions	.66%	.69%	.70%	.70%	.71%
Net investment income (loss)	.07%	.45%	.40%	(.02)%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$1,943,439	$1,616,699	$1,326,910	$2,001,479	$1,734,783
Portfolio turnover rate I	36%	30%	38%	34%	39%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Contrafund℠ Portfolio Service Class 2

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$46.83	$36.54	$52.51	$46.73	$36.10
Income from Investment Operations
Net investment income (loss) A,B	(.04)	.13	.11	(.08)	(.03)
Net realized and unrealized gain (loss)	15.94	11.86	(13.87)	12.46	10.90
Total from investment operations	15.90	11.99	(13.76)	12.38	10.87
Distributions from net investment income	(.01) C	(.11)	(.11)	- C,D	(.03)
Distributions from net realized gain	(7.22) C	(1.59)	(2.09)	(6.60) C	(.21)
Total distributions	(7.23)	(1.70)	(2.21) E	(6.60)	(.24)
Net asset value, end of period	$55.50	$46.83	$36.54	$52.51	$46.73
Total Return F,G	33.45%	33.12%	(26.49)%	27.51%	30.23%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.81%	.85%	.85%	.85%	.86%
Expenses net of fee waivers, if any	.81%	.84%	.85%	.85%	.86%
Expenses net of all reductions	.81%	.84%	.85%	.85%	.86%
Net investment income (loss)	(.08)%	.30%	.25%	(.17)%	(.08)%
Supplemental Data
Net assets, end of period (000 omitted)	$9,737,590	$7,940,382	$6,472,771	$9,861,435	$8,379,335
Portfolio turnover rate J	36%	30%	38%	34%	39%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Contrafund℠ Portfolio Investor Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$48.20	$37.56	$53.92	$47.83	$36.91
Income from Investment Operations
Net investment income (loss) A,B	.05	.21	.18	- C	.04
Net realized and unrealized gain (loss)	16.43	12.21	(14.26)	12.78	11.16
Total from investment operations	16.48	12.42	(14.08)	12.78	11.20
Distributions from net investment income	(.07) D	(.19)	(.19)	(.01) D	(.07)
Distributions from net realized gain	(7.26) D	(1.59)	(2.09)	(6.68) D	(.21)
Total distributions	(7.33)	(1.78)	(2.28)	(6.69)	(.28)
Net asset value, end of period	$57.35	$48.20	$37.56	$53.92	$47.83
Total Return E,F	33.70%	33.36%	(26.38)%	27.74%	30.48%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.64%	.67%	.68%	.67%	.69%
Expenses net of fee waivers, if any	.63%	.67%	.67%	.67%	.69%
Expenses net of all reductions	.63%	.67%	.67%	.67%	.68%
Net investment income (loss)	.09%	.48%	.43%	.01%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$3,167,829	$2,319,263	$1,815,201	$2,622,106	$2,101,100
Portfolio turnover rate I	36%	30%	38%	34%	39%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements

For the period ended December 31, 2024

1. Organization.
VIP Contrafund Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$137,197,976	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.5 - 61.8 / 11.6	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	21.5 - 33.4 / 31.9	Increase
			Enterprise value/Net income multiple (EV/NI)	14.0	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	4.3% - 4.4% / 4.4%	Increase
			Term	1.0 - 5.0 / 2.2	Increase
			Volatility	60.0% - 100.0% / 60.2%	Increase
Convertible Preferred Stocks	$253,867,718	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.9 - 61.8 / 22.3	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	33.4	Increase
		Market approach	Transaction price	$20.85 - $78.20 / $71.07	Increase
			Discount rate	85.0%	Decrease
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	4.3% - 4.4% / 4.4%	Increase
			Term	2.0 - 5.0 / 3.3	Increase
			Volatility	60.0% - 80.0% / 76.1%	Increase
Preferred Securities	$501,296	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.5	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	4.4%	Increase
			Term	2.1	Increase
			Volatility	60.0%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Contrafund Portfolio	$954,137

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred Trustee compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$14,270,291,620
Gross unrealized depreciation	(306,481,379)
Net unrealized appreciation (depreciation)	$13,963,810,241
Tax Cost	$11,389,009,409

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$51,618,904
Undistributed long-term capital gain	$751,621,754
Net unrealized appreciation (depreciation) on securities and other investments	$13,963,741,516

The tax character of distributions paid was as follows:

	December 31, 2024	December 31, 2023
Ordinary Income	$44,737,768	$ 72,299,398
Long-term Capital Gains	2,878,576,974	676,485,411
Total	$2,923,314,742	$ 748,784,809

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
VIP Contrafund Portfolio	Revolute Group Holdings, Ltd.	5,000,397	-

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via reorganization, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
VIP Contrafund Portfolio	9,856,489.04

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Contrafund Portfolio	8,334,835,278	10,296,776,761
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.56
Service Class	.56
Service Class 2.56
Investor Class	.64

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.55
Service Class	.55
Service Class 2.55
Investor Class	.62

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$1,859,256
Service Class 2	22,962,305
$24,821,561

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Initial Class	964,029.0630
Service Class	179,323.0630
Service Class 2	880,530.0630
Investor Class	573,948.1390
	2,597,830

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
VIP Contrafund Portfolio	.0079

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Contrafund Portfolio	82,116

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Contrafund Portfolio	391,434,157	574,906,458	211,445,869

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
VIP Contrafund Portfolio	1,660
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
VIP Contrafund Portfolio	35,795
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Contrafund Portfolio	7,375	671	-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $948,686.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
VIP Contrafund Portfolio
Distributions to shareholders
Initial Class	$1,198,216,939	$320,984,692
Service Class	222,798,961	58,518,242
Service Class 2	1,139,536,535	285,886,635
Investor Class	362,762,307	83,395,240
Total	$2,923,314,742	$748,784,809
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023
VIP Contrafund Portfolio
Initial Class
Shares sold	4,492,507	4,110,919	$265,168,218	$180,496,540
Reinvestment of distributions	19,936,503	6,982,855	1,198,216,939	320,984,692
Shares redeemed	(22,682,186)	(23,784,190)	(1,320,390,644)	(1,033,654,034)
Net increase (decrease)	1,746,824	(12,690,416)	$142,994,513	$(532,172,802)
Service Class
Shares sold	1,533,314	1,285,445	$89,531,876	$55,626,808
Reinvestment of distributions	3,736,171	1,282,658	222,798,961	58,518,242
Shares redeemed	(4,934,126)	(4,356,727)	(286,753,769)	(190,607,593)
Net increase (decrease)	335,359	(1,788,624)	$25,577,068	$(76,462,543)
Service Class 2
Shares sold	12,539,962	14,097,176	$713,738,120	$586,643,496
Reinvestment of distributions	19,787,071	6,468,560	1,139,536,535	285,886,634
Shares redeemed	(26,429,239)	(28,172,816)	(1,479,990,334)	(1,185,207,168)
Net increase (decrease)	5,897,794	(7,607,080)	$373,284,321	$(312,677,038)
Investor Class
Shares sold	3,303,371	1,597,440	$189,471,634	$71,639,465
Reinvestment of distributions	6,095,213	1,827,014	362,762,307	83,395,240
Shares redeemed	(2,271,940)	(3,637,392)	(132,129,339)	(154,684,269)
Net increase (decrease)	7,126,644	(212,938)	$420,104,602	$350,436
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Contrafund Portfolio	18%	1	12%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund II and the Shareholders of VIP Contrafund Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of VIP Contrafund Portfolio (the "Fund"), a fund of Variable Insurance Products Fund II, including the consolidated schedule of investments, as of December 31, 2024, the related consolidated statement of operations for the year then ended, the consolidated statement of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 11, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2024, $3,554,058,452, or, if subsequently determined to be different, the net capital gain of such year.

Initial Class, Service Class, Service Class 2, and Investor Class designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	35,115,445,138.03	95.41
Withheld	1,688,162,573.22	4.59
TOTAL	36,803,607,711.25	100.00
Robert A. Lawrence
Affirmative	35,088,609,864.54	95.34
Withheld	1,714,997,846.71	4.66
TOTAL	36,803,607,711.25	100.00
Vijay C. Advani
Affirmative	35,010,407,909.42	95.13
Withheld	1,793,199,801.83	4.87
TOTAL	36,803,607,711.25	100.00
Thomas P. Bostick
Affirmative	35,057,529,083.85	95.26
Withheld	1,746,078,627.39	4.74
TOTAL	36,803,607,711.25	100.00
Donald F. Donahue
Affirmative	35,013,585,423.05	95.14
Withheld	1,790,022,288.19	4.86
TOTAL	36,803,607,711.25	100.00
Vicki L. Fuller
Affirmative	35,122,634,645.90	95.43
Withheld	1,680,973,065.35	4.57
TOTAL	36,803,607,711.25	100.00
Patricia L. Kampling
Affirmative	35,180,534,002.80	95.59
Withheld	1,623,073,708.44	4.41
TOTAL	36,803,607,711.25	100.00
Thomas A. Kennedy
Affirmative	35,124,156,340.38	95.44
Withheld	1,679,451,370.87	4.56
TOTAL	36,803,607,711.25	100.00
Oscar Munoz
Affirmative	35,015,482,863.79	95.14
Withheld	1,788,124,847.45	4.86
TOTAL	36,803,607,711.25	100.00
Karen B. Peetz
Affirmative	35,090,964,426.07	95.35
Withheld	1,712,643,285.17	4.65
TOTAL	36,803,607,711.25	100.00
David M. Thomas
Affirmative	34,979,784,204.17	95.04
Withheld	1,823,823,507.08	4.96
TOTAL	36,803,607,711.25	100.00
Susan Tomasky
Affirmative	35,096,963,470.38	95.36
Withheld	1,706,644,240.86	4.64
TOTAL	36,803,607,711.25	100.00
Michael E. Wiley
Affirmative	34,987,599,655.10	95.07
Withheld	1,816,008,056.15	4.93
TOTAL	36,803,607,711.25	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.540131.127
VIPCON-ANN-0325
Fidelity® Variable Insurance Products:

VIP Index 500 Portfolio

Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's®; and S&P®; are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Index 500 Portfolio
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Aptiv PLC	78,440	4,744,051
CHINA - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	84,825	17,630,876
IRELAND - 0.4%
Information Technology - 0.4%
IT Services - 0.4%
Accenture PLC Class A	208,533	73,359,825
SWITZERLAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	99,853	14,275,983
UNITED STATES - 99.1%
Communication Services - 9.3%
Diversified Telecommunication Services - 0.7%
AT&T Inc	2,394,605	54,525,156
Verizon Communications Inc	1,404,865	56,180,551
		110,705,707
Entertainment - 1.4%
Electronic Arts Inc	79,651	11,652,941
Live Nation Entertainment Inc (b)	52,325	6,776,088
Netflix Inc (b)	142,656	127,152,146
Take-Two Interactive Software Inc (b)	54,516	10,035,305
Walt Disney Co/The	604,365	67,296,043
Warner Bros Discovery Inc (b)	745,434	7,879,237
		230,791,760
Interactive Media & Services - 6.6%
Alphabet Inc Class A	1,949,983	369,131,782
Alphabet Inc Class C	1,588,297	302,475,281
Match Group Inc (c)	83,794	2,740,901
Meta Platforms Inc Class A	727,531	425,976,676
		1,100,324,640
Media - 0.5%
Charter Communications Inc Class A (b)	32,270	11,061,188
Comcast Corp Class A	1,273,889	47,809,055
Fox Corp Class A	77,865	3,782,682
Fox Corp Class B	39,714	1,816,518
Interpublic Group of Cos Inc/The	124,327	3,483,643
News Corp Class A	126,286	3,477,916
News Corp Class B	37,278	1,134,370
Omnicom Group Inc (c)	65,111	5,602,150
Paramount Global Class B (c)	198,688	2,078,276
		80,245,798
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	162,661	35,904,163
Consumer Discretionary - 11.2%
Automobile Components - 0.0%
BorgWarner Inc (c)	72,991	2,320,384
Automobiles - 2.5%
Ford Motor Co	1,302,743	12,897,156
General Motors Co	366,973	19,548,652
Tesla Inc (b)	932,024	376,388,572
		408,834,380
Broadline Retail - 4.2%
Amazon.com Inc (b)	3,123,159	685,189,853
eBay Inc	159,855	9,903,017
		695,092,870
Distributors - 0.1%
Genuine Parts Co	46,400	5,417,664
LKQ Corp	86,755	3,188,246
Pool Corp	12,700	4,329,938
		12,935,848
Hotels, Restaurants & Leisure - 1.9%
Airbnb Inc Class A (b)	144,464	18,984,014
Booking Holdings Inc	11,045	54,876,199
Caesars Entertainment Inc (b)	70,909	2,369,778
Carnival Corp (b)	346,660	8,638,767
Chipotle Mexican Grill Inc (b)	454,737	27,420,641
Darden Restaurants Inc (c)	39,212	7,320,488
Domino's Pizza Inc	11,524	4,837,314
Expedia Group Inc Class A (b)	40,990	7,637,667
Hilton Worldwide Holdings Inc	81,354	20,107,455
Las Vegas Sands Corp	116,144	5,965,156
Marriott International Inc/MD Class A1	76,974	21,471,128
McDonald's Corp	239,156	69,328,933
MGM Resorts International (b)	75,512	2,616,491
Norwegian Cruise Line Holdings Ltd (b)	146,896	3,779,634
Royal Caribbean Cruises Ltd	82,553	19,044,152
Starbucks Corp	378,281	34,518,141
Wynn Resorts Ltd	30,873	2,660,018
Yum! Brands Inc	93,132	12,494,589
		324,070,565
Household Durables - 0.3%
DR Horton Inc	97,321	13,607,422
Garmin Ltd (c)	51,267	10,574,331
Lennar Corp Class A	79,694	10,867,871
Mohawk Industries Inc (b)	17,502	2,085,013
NVR Inc (b)	1,022	8,358,836
PulteGroup Inc	68,440	7,453,116
		52,946,589
Leisure Products - 0.0%
Hasbro Inc	43,780	2,447,740
Specialty Retail - 1.8%
AutoZone Inc (b)	5,641	18,062,482
Best Buy Co Inc	65,212	5,595,190
CarMax Inc (b)	51,700	4,226,991
Home Depot Inc/The	331,491	128,946,684
Lowe's Cos Inc	189,322	46,724,670
O'Reilly Automotive Inc (b)	19,266	22,845,623
Ross Stores Inc	110,719	16,748,463
TJX Cos Inc/The	376,404	45,473,367
Tractor Supply Co	178,277	9,459,378
Ulta Beauty Inc (b)	15,724	6,838,839
		304,921,687
Textiles, Apparel & Luxury Goods - 0.4%
Deckers Outdoor Corp (b)	50,701	10,296,866
Lululemon Athletica Inc (b)	37,696	14,415,327
NIKE Inc Class B	397,337	30,066,492
Ralph Lauren Corp Class A	13,428	3,101,599
Tapestry Inc	77,770	5,080,714
		62,960,998
TOTAL CONSUMER DISCRETIONARY		1,866,531,061

Consumer Staples - 5.5%
Beverages - 1.1%
Brown-Forman Corp Class B (c)	60,780	2,308,424
Coca-Cola Co/The	1,293,878	80,556,844
Constellation Brands Inc Class A	52,103	11,514,763
Keurig Dr Pepper Inc	375,738	12,068,705
Molson Coors Beverage Co Class B	58,295	3,341,469
Monster Beverage Corp (b)	233,685	12,282,484
PepsiCo Inc	457,875	69,624,473
		191,697,162
Consumer Staples Distribution & Retail - 2.0%
Costco Wholesale Corp	147,867	135,486,096
Dollar General Corp	73,333	5,560,108
Dollar Tree Inc (b)	67,502	5,058,600
Kroger Co/The	222,137	13,583,678
Sysco Corp	163,941	12,534,929
Target Corp	153,743	20,782,979
Walgreens Boots Alliance Inc	239,380	2,233,415
Walmart Inc	1,448,607	130,881,642
		326,121,447
Food Products - 0.6%
Archer-Daniels-Midland Co	159,541	8,060,011
Bunge Global SA	46,602	3,623,772
Conagra Brands Inc	159,309	4,420,825
General Mills Inc	185,298	11,816,453
Hershey Co/The	49,278	8,345,229
Hormel Foods Corp	97,087	3,045,619
JM Smucker Co	35,467	3,905,626
Kellanova	89,753	7,267,300
Kraft Heinz Co/The	294,546	9,045,508
Lamb Weston Holdings Inc	47,591	3,180,507
McCormick & Co Inc/MD	84,196	6,419,103
Mondelez International Inc	446,276	26,656,066
The Campbell's Company (c)	65,565	2,745,862
Tyson Foods Inc Class A	95,320	5,475,181
		104,007,062
Household Products - 1.1%
Church & Dwight Co Inc	81,790	8,564,231
Clorox Co/The	41,310	6,709,157
Colgate-Palmolive Co	272,664	24,787,884
Kimberly-Clark Corp	111,299	14,584,621
Procter & Gamble Co/The	785,945	131,763,679
		186,409,572
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	77,850	5,837,192
Kenvue Inc	639,837	13,660,520
		19,497,712
Tobacco - 0.6%
Altria Group Inc	565,624	29,576,479
Philip Morris International Inc	518,893	62,448,773
		92,025,252
TOTAL CONSUMER STAPLES		919,758,207

Energy - 3.2%
Energy Equipment & Services - 0.2%
Baker Hughes Co Class A	330,230	13,546,035
Halliburton Co	293,173	7,971,374
Schlumberger NV	471,269	18,068,453
		39,585,862
Oil, Gas & Consumable Fuels - 3.0%
APA Corp (c)	123,581	2,853,484
Chevron Corp	557,759	80,785,814
ConocoPhillips	431,695	42,811,193
Coterra Energy Inc	245,817	6,278,166
Devon Energy Corp	219,234	7,175,529
Diamondback Energy Inc	62,365	10,217,258
EOG Resources Inc	187,706	23,009,001
Eqt Corp	199,129	9,181,838
Exxon Mobil Corp	1,466,769	157,780,341
Hess Corp	92,236	12,268,310
Kinder Morgan Inc	645,104	17,675,850
Marathon Petroleum Corp	107,257	14,962,352
Occidental Petroleum Corp (c)	225,463	11,140,127
ONEOK Inc	194,957	19,573,683
Phillips 66	137,826	15,702,516
Targa Resources Corp	72,773	12,989,981
Texas Pacific Land Corp	6,286	6,952,065
Valero Energy Corp	105,654	12,952,124
Williams Cos Inc/The	406,815	22,016,828
		486,326,460
TOTAL ENERGY		525,912,322

Financials - 13.6%
Banks - 3.4%
Bank of America Corp	2,227,783	97,911,063
Citigroup Inc	631,172	44,428,197
Citizens Financial Group Inc	147,085	6,436,440
Fifth Third Bancorp	223,800	9,462,264
Huntington Bancshares Inc/OH	484,613	7,884,654
JPMorgan Chase & Co	939,562	225,222,407
KeyCorp	330,821	5,670,271
M&T Bank Corp	55,376	10,411,242
PNC Financial Services Group Inc/The	132,421	25,537,390
Regions Financial Corp	303,359	7,135,004
Truist Financial Corp	443,041	19,219,119
US Bancorp	520,639	24,902,163
Wells Fargo & Co	1,111,152	78,047,316
		562,267,530
Capital Markets - 3.1%
Ameriprise Financial Inc	32,377	17,238,486
Bank of New York Mellon Corp/The	242,651	18,642,876
Blackrock Inc	48,586	49,805,994
Blackstone Inc	240,954	41,545,289
Cboe Global Markets Inc	34,957	6,830,598
Charles Schwab Corp/The	498,897	36,923,367
CME Group Inc Class A	120,261	27,928,212
FactSet Research Systems Inc (c)	12,678	6,088,990
Franklin Resources Inc	103,089	2,091,676
Goldman Sachs Group Inc/The	104,761	59,988,244
Intercontinental Exchange Inc	191,619	28,553,147
Invesco Ltd	149,747	2,617,578
KKR & Co Inc Class A	225,318	33,326,785
MarketAxess Holdings Inc	12,570	2,841,323
Moody's Corp	52,006	24,618,080
Morgan Stanley	413,989	52,046,697
MSCI Inc	26,155	15,693,262
Nasdaq Inc	138,104	10,676,820
Northern Trust Corp	66,152	6,780,580
Raymond James Financial Inc	61,062	9,484,760
S&P Global Inc	105,959	52,770,761
State Street Corp	97,837	9,602,702
T Rowe Price Group Inc	74,145	8,385,058
		524,481,285
Consumer Finance - 0.6%
American Express Co	185,724	55,121,026
Capital One Financial Corp	127,318	22,703,346
Discover Financial Services	83,791	14,515,115
Synchrony Financial	129,939	8,446,034
		100,785,521
Financial Services - 4.4%
Apollo Global Management Inc	149,176	24,637,908
Berkshire Hathaway Inc Class B (b)	611,709	277,275,456
Corpay Inc (b)	23,265	7,873,341
Fidelity National Information Services Inc	179,664	14,511,461
Fiserv Inc (b)	189,864	39,001,863
Global Payments Inc	84,915	9,515,575
Jack Henry & Associates Inc	24,355	4,269,432
Mastercard Inc Class A	273,556	144,046,383
PayPal Holdings Inc (b)	334,578	28,556,232
Visa Inc Class A	576,719	182,266,273
		731,953,924
Insurance - 2.1%
AFLAC Inc	166,851	17,259,067
Allstate Corp/The	88,371	17,037,045
American International Group Inc	208,166	15,154,485
Aon PLC	72,173	25,921,655
Arch Capital Group Ltd	125,015	11,545,135
Arthur J Gallagher & Co	83,366	23,663,439
Assurant Inc	17,114	3,649,047
Brown & Brown Inc	79,204	8,080,392
Chubb Ltd	125,107	34,567,064
Cincinnati Financial Corp	52,198	7,500,853
Erie Indemnity Co Class A	8,333	3,435,113
Everest Group Ltd	14,343	5,198,764
Globe Life Inc	28,014	3,124,121
Hartford Financial Services Group Inc/The	96,743	10,583,684
Loews Corp	60,305	5,107,230
Marsh & McLennan Cos Inc	163,897	34,813,362
MetLife Inc	194,109	15,893,645
Principal Financial Group Inc	70,218	5,435,575
Progressive Corp/The	195,502	46,844,235
Prudential Financial Inc	118,812	14,082,786
The Travelers Companies, Inc.	75,762	18,250,308
W R Berkley Corp	100,439	5,877,690
Willis Towers Watson PLC	33,613	10,528,936
		343,553,631
TOTAL FINANCIALS		2,263,041,891

Health Care - 10.1%
Biotechnology - 1.6%
AbbVie Inc	589,740	104,796,799
Amgen Inc	179,386	46,755,167
Biogen Inc (b)	48,664	7,441,699
Gilead Sciences Inc	415,938	38,420,193
Incyte Corp (b)	53,406	3,688,752
Moderna Inc (b)	113,012	4,699,039
Regeneron Pharmaceuticals Inc (b)	35,131	25,024,865
Vertex Pharmaceuticals Inc (b)	85,942	34,608,843
		265,435,357
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	578,838	65,472,366
Align Technology Inc (b)	23,411	4,881,428
Baxter International Inc	170,445	4,970,176
Becton Dickinson & Co	96,462	21,884,334
Boston Scientific Corp (b)	491,859	43,932,846
Cooper Cos Inc/The (b)	66,416	6,105,623
Dexcom Inc (b)	130,353	10,137,553
Edwards Lifesciences Corp (b)	196,835	14,571,695
GE HealthCare Technologies Inc	152,473	11,920,339
Hologic Inc (b)	77,460	5,584,091
IDEXX Laboratories Inc (b)	27,328	11,298,488
Insulet Corp (b)	23,425	6,115,565
Intuitive Surgical Inc (b)	118,868	62,044,341
Medtronic PLC	427,999	34,188,560
ResMed Inc	48,991	11,203,752
Solventum Corp	46,161	3,049,396
STERIS PLC	32,947	6,772,585
Stryker Corp	114,500	41,225,725
Teleflex Inc	15,499	2,758,512
Zimmer Biomet Holdings Inc	66,438	7,017,846
		375,135,221
Health Care Providers & Services - 2.0%
Cardinal Health Inc	80,769	9,552,550
Cencora Inc	58,527	13,149,846
Centene Corp (b)	168,488	10,207,003
Cigna Group/The	92,828	25,633,524
CVS Health Corp	419,968	18,852,364
DaVita Inc (b)	15,050	2,250,728
Elevance Health Inc	77,399	28,552,491
HCA Healthcare Inc	60,863	18,268,029
Henry Schein Inc (b)	41,608	2,879,274
Humana Inc	40,183	10,194,829
Labcorp Holdings Inc	27,911	6,400,551
McKesson Corp	42,364	24,143,667
Molina Healthcare Inc (b)	19,089	5,555,853
Quest Diagnostics Inc	37,256	5,620,440
UnitedHealth Group Inc	307,126	155,362,758
Universal Health Services Inc Class B (c)	19,594	3,515,555
		340,139,462
Life Sciences Tools & Services - 1.1%
Agilent Technologies Inc	95,894	12,882,400
Bio-Techne Corp	53,029	3,819,679
Charles River Laboratories International Inc (b)	17,067	3,150,568
Danaher Corp	214,531	49,245,591
IQVIA Holdings Inc (b)	57,545	11,308,168
Mettler-Toledo International Inc (b)	7,043	8,618,378
Revvity Inc	40,617	4,533,263
Thermo Fisher Scientific Inc	127,653	66,408,921
Waters Corp (b)	19,804	7,346,888
West Pharmaceutical Services Inc	24,170	7,917,125
		175,230,981
Pharmaceuticals - 3.2%
Bristol-Myers Squibb Co	676,852	38,282,749
Eli Lilly & Co	262,956	203,002,033
Johnson & Johnson	803,484	116,199,856
Merck & Co Inc	844,206	83,981,613
Pfizer Inc	1,891,212	50,173,854
Viatris Inc	398,743	4,964,350
Zoetis Inc Class A	150,563	24,531,230
		521,135,685
TOTAL HEALTH CARE		1,677,076,706

Industrials - 8.1%
Aerospace & Defense - 1.8%
Axon Enterprise Inc (b)	24,176	14,368,280
Boeing Co (b)	249,488	44,159,376
GE Aerospace	361,195	60,243,714
General Dynamics Corp (c)	86,116	22,690,705
Howmet Aerospace Inc	135,585	14,828,931
Huntington Ingalls Industries Inc	13,050	2,466,059
L3Harris Technologies Inc	63,299	13,310,514
Lockheed Martin Corp	70,405	34,212,606
Northrop Grumman Corp	45,706	21,449,369
RTX Corp	444,203	51,403,171
Textron Inc	61,913	4,735,725
TransDigm Group Inc	18,766	23,781,776
		307,650,226
Air Freight & Logistics - 0.4%
CH Robinson Worldwide Inc	39,450	4,075,974
Expeditors International of Washington Inc (c)	46,716	5,174,731
FedEx Corp	75,016	21,104,251
United Parcel Service Inc Class B	244,083	30,778,867
		61,133,823
Building Products - 0.5%
A O Smith Corp	39,751	2,711,416
Allegion plc	29,009	3,790,896
Builders FirstSource Inc (b)	38,408	5,489,655
Carrier Global Corp	278,469	19,008,294
Johnson Controls International plc	222,936	17,596,338
Lennox International Inc	10,700	6,519,510
Masco Corp	72,000	5,225,040
Trane Technologies PLC	75,097	27,737,078
		88,078,227
Commercial Services & Supplies - 0.5%
Cintas Corp	114,403	20,901,428
Copart Inc (b)	292,559	16,789,961
Republic Services Inc	67,925	13,665,152
Rollins Inc	93,846	4,349,762
Veralto Corp	82,556	8,408,329
Waste Management Inc	121,889	24,595,981
		88,710,613
Construction & Engineering - 0.1%
Quanta Services Inc (c)	49,262	15,569,255
Electrical Equipment - 0.8%
AMETEK Inc	77,193	13,914,810
Eaton Corp PLC	131,889	43,770,002
Emerson Electric Co	190,291	23,582,764
GE Vernova Inc	91,994	30,259,586
Generac Holdings Inc (b)	19,855	3,078,518
Hubbell Inc	17,910	7,502,320
Rockwell Automation Inc	37,677	10,767,710
		132,875,710
Ground Transportation - 0.9%
CSX Corp	643,581	20,768,359
JB Hunt Transport Services Inc	26,585	4,536,996
Norfolk Southern Corp	75,494	17,718,442
Old Dominion Freight Line Inc	62,702	11,060,633
Uber Technologies Inc (b)	702,739	42,389,216
Union Pacific Corp	202,327	46,138,649
		142,612,295
Industrial Conglomerates - 0.4%
3M Co	181,737	23,460,429
Honeywell International Inc	217,007	49,019,712
		72,480,141
Machinery - 1.6%
Caterpillar Inc	161,125	58,449,706
Cummins Inc	45,786	15,961,000
Deere & Co	84,916	35,978,909
Dover Corp	45,785	8,589,266
Fortive Corp	115,787	8,684,025
IDEX Corp	25,292	5,293,363
Illinois Tool Works Inc	89,681	22,739,514
Ingersoll Rand Inc	134,496	12,166,508
Nordson Corp	18,127	3,792,893
Otis Worldwide Corp	133,311	12,345,932
PACCAR Inc	174,976	18,201,004
Parker-Hannifin Corp	42,960	27,323,849
Pentair PLC	55,141	5,549,390
Snap-on Inc (c)	17,523	5,948,708
Stanley Black & Decker Inc	51,436	4,129,796
Westinghouse Air Brake Technologies Corp	57,365	10,875,830
Xylem Inc/NY	81,062	9,404,813
		265,434,506
Passenger Airlines - 0.2%
Delta Air Lines Inc	213,953	12,944,157
Southwest Airlines Co (c)	200,172	6,729,782
United Airlines Holdings Inc (b)	109,751	10,656,822
		30,330,761
Professional Services - 0.6%
Automatic Data Processing Inc	135,982	39,806,011
Broadridge Financial Solutions Inc	38,991	8,815,475
Dayforce Inc (b)(c)	52,629	3,822,971
Equifax Inc	41,378	10,545,183
Jacobs Solutions Inc	41,466	5,540,687
Leidos Holdings Inc	44,533	6,415,424
Paychex Inc	106,901	14,989,658
Paycom Software Inc	16,210	3,322,563
Verisk Analytics Inc	47,127	12,980,190
		106,238,162
Trading Companies & Distributors - 0.3%
Fastenal Co	191,181	13,747,825
United Rentals Inc	21,900	15,427,236
WW Grainger Inc	14,790	15,589,400
		44,764,461
TOTAL INDUSTRIALS		1,355,878,180

Information Technology - 31.8%
Communications Equipment - 0.9%
Arista Networks Inc	344,746	38,104,775
Cisco Systems Inc	1,330,261	78,751,451
F5 Inc (b)	19,389	4,875,752
Juniper Networks Inc	110,500	4,138,225
Motorola Solutions Inc	55,774	25,780,416
		151,650,619
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp Class A	402,340	27,942,514
CDW Corp/DE	44,480	7,741,299
Corning Inc	257,077	12,216,299
Jabil Inc	37,663	5,419,706
Keysight Technologies Inc (b)	57,923	9,304,171
Teledyne Technologies Inc (b)	15,555	7,219,542
Trimble Inc (b)	81,446	5,754,974
Zebra Technologies Corp Class A (b)	17,206	6,645,301
		82,243,806
IT Services - 0.7%
Akamai Technologies Inc (b)	50,134	4,795,317
Cognizant Technology Solutions Corp Class A	165,466	12,724,335
EPAM Systems Inc (b)	18,929	4,425,979
Gartner Inc (b)	25,745	12,472,680
GoDaddy Inc Class A (b)	46,853	9,247,377
IBM Corporation	308,582	67,835,581
VeriSign Inc (b)	27,581	5,708,164
		117,209,433
Semiconductors & Semiconductor Equipment - 11.4%
Advanced Micro Devices Inc (b)	541,582	65,417,691
Analog Devices Inc	165,701	35,204,834
Applied Materials Inc	275,135	44,745,205
Broadcom Inc	1,558,710	361,371,327
Enphase Energy Inc (b)	45,091	3,096,850
First Solar Inc (b)	35,709	6,293,354
Intel Corp	1,439,387	28,859,709
KLA Corp	44,642	28,129,817
Lam Research Corp	429,419	31,016,934
Microchip Technology Inc	179,241	10,279,471
Micron Technology Inc	370,024	31,141,220
Monolithic Power Systems Inc	16,271	9,627,551
NVIDIA Corp	8,186,389	1,099,350,180
ON Semiconductor Corp (b)	142,110	8,960,036
QUALCOMM Inc	370,781	56,959,377
Skyworks Solutions Inc (c)	53,246	4,721,855
Teradyne Inc	54,359	6,844,885
Texas Instruments Inc	304,440	57,085,544
		1,889,105,840
Software - 10.4%
Adobe Inc (b)	146,908	65,327,049
ANSYS Inc (b)	29,195	9,848,349
Autodesk Inc (b)	71,752	21,207,739
Cadence Design Systems Inc (b)	91,530	27,501,104
Crowdstrike Holdings Inc Class A (b)	77,665	26,573,856
Fair Isaac Corp (b)	8,126	16,178,297
Fortinet Inc (b)	212,305	20,058,576
Gen Digital Inc	180,964	4,954,794
Intuit Inc	93,542	58,791,147
Microsoft Corp	2,481,239	1,045,842,239
Oracle Corp	536,375	89,381,530
Palantir Technologies Inc Class A (b)	684,085	51,737,349
Palo Alto Networks Inc (b)	218,427	39,744,977
PTC Inc (b)	40,083	7,370,061
Roper Technologies Inc	35,785	18,602,832
Salesforce Inc	319,045	106,666,315
Servicenow Inc (b)	68,748	72,881,130
Synopsys Inc (b)	51,266	24,882,466
Tyler Technologies Inc (b)	14,283	8,236,149
Workday Inc Class A (b)	71,084	18,341,805
		1,734,127,764
Technology Hardware, Storage & Peripherals - 7.9%
Apple Inc	5,044,598	1,263,268,231
Dell Technologies Inc Class C	102,512	11,813,483
Hewlett Packard Enterprise Co	433,422	9,253,560
HP Inc	321,642	10,495,178
NetApp Inc (c)	68,349	7,933,952
Seagate Technology Holdings PLC	70,599	6,093,400
Super Micro Computer Inc (b)	167,934	5,118,628
Western Digital Corp (b)	115,379	6,880,050
		1,320,856,482
TOTAL INFORMATION TECHNOLOGY		5,295,193,944

Materials - 1.9%
Chemicals - 1.3%
Air Products and Chemicals Inc	74,193	21,518,938
Albemarle Corp (c)	39,266	3,380,017
Celanese Corp	36,504	2,526,442
CF Industries Holdings Inc	58,075	4,954,959
Corteva Inc	229,368	13,064,801
Dow Inc	233,649	9,376,334
DuPont de Nemours Inc	139,481	10,635,426
Eastman Chemical Co (c)	38,683	3,532,532
Ecolab Inc	84,103	19,707,015
FMC Corp (c)	41,702	2,027,134
International Flavors & Fragrances Inc	85,296	7,211,777
Linde PLC	158,907	66,529,595
LyondellBasell Industries NV Class A1	86,711	6,440,026
Mosaic Co/The	106,006	2,605,627
PPG Industries Inc	77,425	9,248,416
Sherwin-Williams Co/The	77,327	26,285,767
		209,044,806
Construction Materials - 0.1%
Martin Marietta Materials Inc	20,397	10,535,050
Vulcan Materials Co	44,073	11,336,898
		21,871,948
Containers & Packaging - 0.2%
Amcor PLC	482,874	4,543,844
Avery Dennison Corp	26,819	5,018,639
Ball Corp	99,603	5,491,113
International Paper Co	115,867	6,235,962
Packaging Corp of America	29,745	6,696,492
Smurfit WestRock PLC	164,836	8,878,068
		36,864,118
Metals & Mining - 0.3%
Freeport-McMoRan Inc	479,547	18,261,150
Newmont Corp	379,934	14,141,143
Nucor Corp	78,365	9,145,979
Steel Dynamics Inc	47,253	5,390,150
		46,938,422
TOTAL MATERIALS		314,719,294

Real Estate - 2.1%
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc	51,909	5,063,723
Healthpeak Properties Inc	233,434	4,731,706
Ventas Inc	140,004	8,244,836
Welltower Inc	197,422	24,881,095
		42,921,360
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	233,300	4,087,416
Industrial REITs - 0.2%
Prologis Inc	309,094	32,671,236
Office REITs - 0.0%
BXP Inc	48,543	3,609,657
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (b)	100,392	13,180,466
CoStar Group Inc (b)	136,774	9,791,650
		22,972,116
Residential REITs - 0.3%
AvalonBay Communities Inc	47,404	10,427,459
Camden Property Trust	35,626	4,134,041
Equity Residential	113,984	8,179,492
Essex Property Trust Inc	21,452	6,123,259
Invitation Homes Inc	190,019	6,074,907
Mid-America Apartment Communities Inc	38,981	6,025,293
UDR Inc	100,274	4,352,894
		45,317,345
Retail REITs - 0.3%
Federal Realty Investment Trust	25,520	2,856,963
Kimco Realty Corp	224,785	5,266,713
Realty Income Corp	292,095	15,600,794
Regency Centers Corp	54,573	4,034,582
Simon Property Group Inc	102,331	17,622,422
		45,381,474
Specialized REITs - 0.9%
American Tower Corp	155,948	28,602,423
Crown Castle Inc	145,042	13,164,012
Digital Realty Trust Inc	104,061	18,453,137
Equinix Inc	32,201	30,362,001
Extra Space Storage Inc	70,735	10,581,956
Iron Mountain Inc	97,903	10,290,584
Public Storage Operating Co	52,591	15,747,849
SBA Communications Corp Class A	35,905	7,317,439
VICI Properties Inc (c)	351,837	10,277,159
Weyerhaeuser Co	242,490	6,826,094
		151,622,654
TOTAL REAL ESTATE		348,583,258

Utilities - 2.3%
Electric Utilities - 1.6%
Alliant Energy Corp	85,694	5,067,943
American Electric Power Co Inc	177,776	16,396,280
Constellation Energy Corp	104,380	23,350,850
Duke Energy Corp	257,799	27,775,264
Edison International	129,204	10,315,647
Entergy Corp	143,112	10,850,752
Evergy Inc	76,827	4,728,702
Eversource Energy	122,279	7,022,483
Exelon Corp	335,348	12,622,499
FirstEnergy Corp	171,244	6,812,086
NextEra Energy Inc	686,255	49,197,622
NRG Energy Inc	67,602	6,099,052
PG&E Corp	729,592	14,723,167
Pinnacle West Capital Corp	37,939	3,216,089
PPL Corp	246,155	7,990,191
Southern Co/The	365,658	30,100,968
Xcel Energy Inc	191,641	12,939,600
		249,209,195
Gas Utilities - 0.0%
Atmos Energy Corp	51,789	7,212,654
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	237,511	3,056,766
Vistra Corp	113,541	15,653,898
		18,710,664
Multi-Utilities - 0.6%
Ameren Corp	89,026	7,935,778
CenterPoint Energy Inc	217,415	6,898,578
CMS Energy Corp	99,650	6,641,672
Consolidated Edison Inc	115,653	10,319,717
Dominion Energy Inc	280,280	15,095,881
DTE Energy Co	69,078	8,341,169
NiSource Inc	155,843	5,728,788
Public Service Enterprise Group Inc	166,288	14,049,673
Sempra	211,407	18,544,622
WEC Energy Group Inc	105,599	9,930,530
		103,486,408
Water Utilities - 0.0%
American Water Works Co Inc	65,021	8,094,464
TOTAL UTILITIES		386,713,385

TOTAL UNITED STATES		16,511,380,316
TOTAL COMMON STOCKS (Cost $4,353,397,520)		16,621,391,051

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (e) (Cost $3,092,920)	4.46	3,112,000	3,094,309

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.36	49,148,944	49,158,774
Fidelity Securities Lending Cash Central Fund (f)(g)	4.35	41,675,234	41,679,401
TOTAL MONEY MARKET FUNDS (Cost $90,835,858)			90,838,175

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $4,447,326,298)	16,715,323,535
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(29,904,785)
NET ASSETS - 100.0%	16,685,418,750

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	205	Mar 2025	60,841,438	(1,299,019)	(1,299,019)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,055,530.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	117,664,213	686,612,030	755,116,690	4,029,765	(779)	-	49,158,774	49,148,944	0.1%
Fidelity Securities Lending Cash Central Fund	37,723,681	1,435,565,113	1,431,609,393	91,085	-	-	41,679,401	41,675,234	0.2%
Total	155,387,894	2,122,177,143	2,186,726,083	4,120,850	(779)	-	90,838,175	90,824,178

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,557,972,068	1,557,972,068	-	-
Consumer Discretionary	1,871,275,112	1,871,275,112	-	-
Consumer Staples	919,758,207	919,758,207	-	-
Energy	525,912,322	525,912,322	-	-
Financials	2,263,041,891	2,263,041,891	-	-
Health Care	1,677,076,706	1,677,076,706	-	-
Industrials	1,355,878,180	1,355,878,180	-	-
Information Technology	5,400,460,628	5,400,460,628	-	-
Materials	314,719,294	314,719,294	-	-
Real Estate	348,583,258	348,583,258	-	-
Utilities	386,713,385	386,713,385	-	-

U.S. Treasury Obligations	3,094,309	-	3,094,309	-

Money Market Funds	90,838,175	90,838,175	-	-
Total Investments in Securities:	16,715,323,535	16,712,229,226	3,094,309	-
Derivative Instruments: Liabilities
Futures Contracts	(1,299,019)	(1,299,019)	-	-
Total Liabilities	(1,299,019)	(1,299,019)	-	-
Total Derivative Instruments:	(1,299,019)	(1,299,019)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(1,299,019)
Total Equity Risk	0	(1,299,019)
Total Value of Derivatives	0	(1,299,019)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value (including securities loaned of $40,823,855) - See accompanying schedule:
Unaffiliated issuers (cost $4,356,490,440)	$16,624,485,360
Fidelity Central Funds (cost $90,835,858)	90,838,175

Total Investment in Securities (cost $4,447,326,298)		$16,715,323,535
Cash		890
Receivable for fund shares sold		16,608,653
Dividends receivable		10,201,434
Distributions receivable from Fidelity Central Funds		192,618
Other receivables		70,141
Total assets		16,742,397,271
Liabilities
Payable for fund shares redeemed	$13,185,310
Accrued management fee	639,846
Distribution and service plan fees payable	614,235
Payable for daily variation margin on futures contracts	229,551
Other affiliated payables	639,846
Other payables and accrued expenses	11,273
Collateral on securities loaned	41,658,460
Total liabilities		56,978,521
Net Assets		$16,685,418,750
Net Assets consist of:
Paid in capital		$4,336,947,951
Total accumulated earnings (loss)		12,348,470,799
Net Assets		$16,685,418,750

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($13,674,620,543 ÷ 24,010,672 shares)		$569.52
Service Class :
Net Asset Value, offering price and redemption price per share ($218,707,465 ÷ 385,781 shares)		$566.92
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($2,792,090,742 ÷ 4,974,957 shares)		$561.23
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends		$208,058,583
Interest		275,096
Income from Fidelity Central Funds (including $91,085 from security lending)		4,120,850
Total income		212,454,529
Expenses
Management fee	$6,932,411
Transfer agent fees	7,530,722
Distribution and service plan fees	6,717,863
Independent trustees' fees and expenses	65,181
Total expenses before reductions	21,246,177
Expense reductions	(11,902)
Total expenses after reductions		21,234,275
Net Investment income (loss)		191,220,254
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	72,027,745
Fidelity Central Funds	(779)
Futures contracts	18,577,789
Total net realized gain (loss)		90,604,755
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	3,068,738,225
Futures contracts	(5,479,800)
Total change in net unrealized appreciation (depreciation)		3,063,258,425
Net gain (loss)		3,153,863,180
Net increase (decrease) in net assets resulting from operations		$3,345,083,434
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$191,220,254	$183,549,520
Net realized gain (loss)	90,604,755	(13,390,061)
Change in net unrealized appreciation (depreciation)	3,063,258,425	2,612,835,198
Net increase (decrease) in net assets resulting from operations	3,345,083,434	2,782,994,657
Distributions to shareholders	(203,127,941)	(282,961,836)

Share transactions - net increase (decrease)	15,181,113	806,514,394
Total increase (decrease) in net assets	3,157,136,606	3,306,547,215

Net Assets
Beginning of period	13,528,282,144	10,221,734,929
End of period	$16,685,418,750	$13,528,282,144

Financial Highlights
VIP Index 500 Portfolio Initial Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$461.79	$374.78	$468.27	$371.59	$320.35
Income from Investment Operations
Net investment income (loss) A,B	6.78	6.54	6.03	5.42	5.43
Net realized and unrealized gain (loss)	108.14	90.48	(90.47)	99.69	52.57
Total from investment operations	114.92	97.02	(84.44)	105.11	58.00
Distributions from net investment income	(6.86)	(6.24)	(5.95)	(5.38)	(5.72)
Distributions from net realized gain	(.33)	(3.77)	(3.09)	(3.04)	(1.04)
Total distributions	(7.19)	(10.01)	(9.05) C	(8.43) C	(6.76)
Net asset value, end of period	$569.52	$461.79	$374.78	$468.27	$371.59
Total Return D,E	24.90%	26.19%	(18.21)%	28.58%	18.24%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.09%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.09%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.09%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.28%	1.57%	1.50%	1.28%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$13,674,621	$11,016,176	$8,488,600	$10,323,307	$7,930,738
Portfolio turnover rate H	3%	4%	7%	2%	8%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Index 500 Portfolio Service Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$459.76	$373.19	$466.34	$370.12	$319.14
Income from Investment Operations
Net investment income (loss) A,B	6.21	6.10	5.60	4.97	5.09
Net realized and unrealized gain (loss)	107.63	90.08	(90.11)	99.27	52.34
Total from investment operations	113.84	96.18	(84.51)	104.24	57.43
Distributions from net investment income	(6.34)	(5.84)	(5.55)	(4.98)	(5.41)
Distributions from net realized gain	(.33)	(3.77)	(3.09)	(3.04)	(1.04)
Total distributions	(6.68) C	(9.61)	(8.64)	(8.02)	(6.45)
Net asset value, end of period	$566.92	$459.76	$373.19	$466.34	$370.12
Total Return D,E	24.77%	26.07%	(18.30)%	28.45%	18.13%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.19%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.19%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.19%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.18%	1.47%	1.40%	1.18%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$218,707	$183,012	$145,264	$175,058	$138,695
Portfolio turnover rate H	3%	4%	7%	2%	8%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Index 500 Portfolio Service Class 2

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$455.28	$369.70	$461.95	$366.73	$316.37
Income from Investment Operations
Net investment income (loss) A,B	5.37	5.43	4.98	4.30	4.61
Net realized and unrealized gain (loss)	106.51	89.18	(89.29)	98.34	51.78
Total from investment operations	111.88	94.61	(84.31)	102.64	56.39
Distributions from net investment income	(5.60)	(5.26)	(4.84)	(4.38)	(4.99)
Distributions from net realized gain	(.33)	(3.77)	(3.09)	(3.04)	(1.04)
Total distributions	(5.93)	(9.03)	(7.94) C	(7.42)	(6.03)
Net asset value, end of period	$561.23	$455.28	$369.70	$461.95	$366.73
Total Return D,E	24.59%	25.88%	(18.42)%	28.26%	17.95%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.34%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.34%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.34%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.03%	1.32%	1.25%	1.03%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$2,792,091	$2,329,094	$1,587,871	$2,535,922	$2,016,568
Portfolio turnover rate H	3%	4%	7%	2%	8%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
VIP Index 500 Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Index 500 Portfolio	$10,324

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying funds, futures contracts, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$12,458,494,943
Gross unrealized depreciation	(212,073,702)
Net unrealized appreciation (depreciation)	$12,246,421,241
Tax Cost	$4,468,902,294

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$37,575,806
Undistributed long-term capital gain	$64,473,756
Net unrealized appreciation (depreciation) on securities and other investments	$12,246,421,241

The tax character of distributions paid was as follows:

	December 31, 2024	December 31, 2023
Ordinary Income	$203,127,941	$ 175,379,919
Long-term Capital Gains	-	107,581,917
Total	$203,127,941	$ 282,961,836

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Index 500 Portfolio	514,688,900	429,171,897

6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .045% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that total expenses do not exceed an annual rate of .09% of each class' average net assets (.10% prior to June 1, 2024), excluding the distribution and service fee for each applicable class, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$204,644
Service Class 2	6,513,219
$6,717,863

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing, and shareholder servicing agent for each class. FIIOC receives asset-based fees based on each class's average net assets for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .06% of average net assets. Under the expense contract, each class pays a portion of the transfer agent fees equal to an annual rate of .045% of class-level average net assets (.055% prior to June 1, 2024). For the period, transfer agent fees for each class were as follows:

Initial Class	$ 6,155,969
Service Class	100,156
Service Class 2	1,274,597
$ 7,530,722

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Index 500 Portfolio	9,809	3	-

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $11,902.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
VIP Index 500 Portfolio
Distributions to shareholders
Initial Class	$171,053,450	$235,364,725
Service Class	2,581,669	3,801,611
Service Class 2	29,492,822	43,795,500
Total	$203,127,941	$282,961,836
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023
VIP Index 500 Portfolio
Initial Class
Shares sold	2,223,261	3,180,206	$1,163,288,871	$1,282,707,479
Reinvestment of distributions	302,153	564,464	171,053,450	235,364,724
Shares redeemed	(2,369,981)	(2,539,189)	(1,243,534,937)	(1,046,695,109)
Net increase (decrease)	155,433	1,205,481	$90,807,384	$471,377,094
Service Class
Shares sold	34,661	51,357	$17,719,074	$21,547,420
Reinvestment of distributions	4,590	9,169	2,581,669	3,801,612
Shares redeemed	(51,530)	(51,713)	(26,523,564)	(21,681,481)
Net increase (decrease)	(12,279)	8,813	$(6,222,821)	$3,667,551
Service Class 2
Shares sold	368,930	1,864,869	$192,833,063	$741,143,215
Reinvestment of distributions	53,013	106,746	29,492,822	43,795,500
Shares redeemed	(562,715)	(1,150,933)	(291,729,335)	(453,468,966)
Net increase (decrease)	(140,772)	820,682	$(69,403,450)	$331,469,749
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Index 500 Portfolio	42%
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund II and the Shareholders of VIP Index 500 Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of VIP Index 500 Portfolio (the "Fund"), a fund of Variable Insurance Products Fund II, including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 13, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2024, $64,473,755, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $3,855,900 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

Initial Class designates 58% and 100%, Service Class designates 61% and 100%, and Service Class 2 designates 67% and 100% of the dividends distributed in February and December, respectively, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	35,115,445,138.03	95.41
Withheld	1,688,162,573.22	4.59
TOTAL	36,803,607,711.25	100.00
Robert A. Lawrence
Affirmative	35,088,609,864.54	95.34
Withheld	1,714,997,846.71	4.66
TOTAL	36,803,607,711.25	100.00
Vijay C. Advani
Affirmative	35,010,407,909.42	95.13
Withheld	1,793,199,801.83	4.87
TOTAL	36,803,607,711.25	100.00
Thomas P. Bostick
Affirmative	35,057,529,083.85	95.26
Withheld	1,746,078,627.39	4.74
TOTAL	36,803,607,711.25	100.00
Donald F. Donahue
Affirmative	35,013,585,423.05	95.14
Withheld	1,790,022,288.19	4.86
TOTAL	36,803,607,711.25	100.00
Vicki L. Fuller
Affirmative	35,122,634,645.90	95.43
Withheld	1,680,973,065.35	4.57
TOTAL	36,803,607,711.25	100.00
Patricia L. Kampling
Affirmative	35,180,534,002.80	95.59
Withheld	1,623,073,708.44	4.41
TOTAL	36,803,607,711.25	100.00
Thomas A. Kennedy
Affirmative	35,124,156,340.38	95.44
Withheld	1,679,451,370.87	4.56
TOTAL	36,803,607,711.25	100.00
Oscar Munoz
Affirmative	35,015,482,863.79	95.14
Withheld	1,788,124,847.45	4.86
TOTAL	36,803,607,711.25	100.00
Karen B. Peetz
Affirmative	35,090,964,426.07	95.35
Withheld	1,712,643,285.17	4.65
TOTAL	36,803,607,711.25	100.00
David M. Thomas
Affirmative	34,979,784,204.17	95.04
Withheld	1,823,823,507.08	4.96
TOTAL	36,803,607,711.25	100.00
Susan Tomasky
Affirmative	35,096,963,470.38	95.36
Withheld	1,706,644,240.86	4.64
TOTAL	36,803,607,711.25	100.00
Michael E. Wiley
Affirmative	34,987,599,655.10	95.07
Withheld	1,816,008,056.15	4.93
TOTAL	36,803,607,711.25	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.540028.127
VIPIDX-ANN-0325

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	February 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	February 21, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	February 21, 2025